AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Corporate Bonds–86.8%		Rate	Maturity	Face Amount	Value
Communication Services–5.8%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$992,767
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		3.700%	04/01/2051	1,000,000	638,388
Comcast Corp. (Media)		3.250%	11/01/2039	3,000,000	2,453,821
Cox Communications, Inc. (Media)	(a)	4.500%	06/30/2043	2,500,000	2,146,084
Meta Platforms, Inc. (Interactive Media & Svs.)		4.950%	05/15/2033	1,000,000	1,049,644
Time Warner Cable LLC (Media)		6.550%	05/01/2037	2,000,000	1,979,613
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,800,000	1,750,447
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.700%	01/15/2035	2,000,000	1,992,987
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,500,000	1,464,922
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	678,177
					15,146,850
Consumer Discretionary–7.4%
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	1,000,000	940,426
Aptiv PLC (Automobile Components)		4.350%	03/15/2029	1,000,000	999,069
Aptiv PLC / Aptiv Corp. (Automobile Components)		3.250%	03/01/2032	2,000,000	1,790,066
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	1,007,823
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	3,000,000	2,892,968
Home Depot, Inc. / The (Specialty Retail)		2.375%	03/15/2051	2,000,000	1,255,457
Lear Corp. (Automobile Components)		4.250%	05/15/2029	4,000,000	3,944,885
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	2,000,000	1,359,587
M.D.C. Holdings, Inc. (Household Durables)		3.850%	01/15/2030	2,000,000	1,933,413
Marriott International, Inc. (Hotels, Restaurants & Leisure)		4.900%	04/15/2029	3,000,000	3,061,410
					19,185,104
Consumer Staples–8.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	2,008,054
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.900%	02/01/2046	1,000,000	984,844
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.600%	04/15/2048	2,000,000	1,901,078
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	978,753
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	2,000,000	2,017,823
Brown-Forman Corp. (Beverages)		4.750%	04/15/2033	2,000,000	2,047,117
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	1,000,000	733,929
Coca-Cola Co. / The (Beverages)		2.500%	03/15/2051	1,000,000	654,891
Constellation Brands, Inc. (Beverages)		5.000%	02/02/2026	1,000,000	998,574
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,800,000	1,586,110
Kimberly-Clark Corp. (Household Products)		1.050%	09/15/2027	2,000,000	1,840,691
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,500,000	1,430,329
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	2,500,000	2,408,003
Pilgrim's Pride Corp. (Food Products)		6.250%	07/01/2033	1,500,000	1,591,441
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	2,000,000	1,792,582
					22,974,219
Energy–9.6%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	1,698,203
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	977,921
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		1.749%	08/10/2030	1,000,000	872,661
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,800,000	1,634,511
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.200%	09/15/2034	3,000,000	2,987,216
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	2,000,000	2,034,088
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	998,514
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	1,015,557
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	890,874
MPLX LP (Oil, Gas & Consumable Fuels)		5.000%	03/01/2033	3,000,000	3,001,659
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.550%	10/01/2034	1,800,000	1,827,333
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.050%	10/01/2054	1,500,000	1,522,877
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	1,000,000	1,015,164
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	1,070,414
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,000,000	855,097
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	808,983
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	985,266
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	987,780
					25,184,118
Financials–24.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.300%	01/30/2032	1,500,000	1,353,748
American Express Co. (Rate is fixed until 08/03/2032, at which point, the rate becomes SOFR + 176) (Consumer Finance)	(b)	4.420%	08/03/2033	1,800,000	1,784,885
American Express Co. (Rate is fixed until 07/26/2034, at which point, the rate becomes SOFR + 142) (Consumer Finance)	(b)	5.284%	07/26/2035	3,000,000	3,123,618
Apollo Debt Solutions BDC (Capital Markets)	(a)	6.700%	07/29/2031	1,500,000	1,545,319
Ares Capital Corp. (Capital Markets)		3.200%	11/15/2031	3,500,000	3,037,405
Bank of America Corp. (Banks)		3.875%	08/01/2025	1,000,000	996,880
Bank of America Corp. (Rate is fixed until 03/08/2032, at which point, the rate becomes H15T5Y + 200) (Banks)	(b)	3.846%	03/08/2037	1,000,000	924,386

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(b)	3.803%	12/15/2032	$2,000,000	$1,943,648
BlackRock Funding, Inc. (Capital Markets)		5.350%	01/08/2055	2,100,000	2,210,652
BlackRock, Inc. (Capital Markets)		2.400%	04/30/2030	1,000,000	915,146
BlackRock, Inc. (Capital Markets)		2.100%	02/25/2032	2,000,000	1,728,377
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(b)	2.280%	01/28/2026	1,500,000	1,485,224
Capital One Financial Corp. (Rate is fixed until 07/26/2034, at which point, the rate becomes SOFR + 199) (Consumer Finance)	(b)	5.884%	07/26/2035	2,000,000	2,093,078
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	2,000,000	1,959,590
Discover Bank (Banks)		USISOA05 + 173	08/09/2028	2,000,000	2,065,237
Fifth Third Bancorp (Rate is fixed until 09/06/2029, at which point, the rate becomes SOFR + 149) (Banks)	(b)	4.895%	09/06/2030	1,200,000	1,215,227
Ford Motor Credit Co. LLC (Consumer Finance)		5.125%	11/05/2026	2,000,000	2,009,620
General Motors Financial Co., Inc. (Consumer Finance)		6.400%	01/09/2033	2,000,000	2,132,641
Goldman Sachs Group, Inc. / The (Rate is fixed until 07/23/2034, at which point, the rate becomes SOFR + 155) (Capital Markets)	(b)	5.330%	07/23/2035	1,500,000	1,553,825
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	1,000,000	993,212
Jefferies Financial Group, Inc. (Capital Markets)		4.850%	01/15/2027	1,800,000	1,822,164
JPMorgan Chase & Co. (Rate is fixed until 07/22/2034, at which point, the rate becomes SOFR + 146) (Banks)	(b)	5.294%	07/22/2035	2,500,000	2,607,334
KeyCorp (Rate is fixed until 06/01/2032, at which point, the rate becomes SOFRINDX + 206) (Banks)	(b)	4.789%	06/01/2033	2,500,000	2,447,504
Mitsubishi UFJ Financial Group, Inc. (Rate is fixed until 02/22/2033, at which point, the rate becomes H15T1Y + 163) (Banks)	(b)	5.441%	02/22/2034	2,000,000	2,107,286
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	990,047
Morgan Stanley (Rate is fixed until 07/19/2034, at which point, the rate becomes SOFR + 156) (Capital Markets)	(b)	5.320%	07/19/2035	1,800,000	1,869,161
Oaktree Strategic Credit Fund (Capital Markets)	(a)	6.500%	07/23/2029	1,500,000	1,523,342
PNC Bank N.A. (Banks)		2.700%	10/22/2029	2,500,000	2,290,000
State Street Corp. (Capital Markets)		2.200%	03/03/2031	2,000,000	1,767,996
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	2,000,000	1,995,453
Truist Financial Corp. (Rate is fixed until 10/28/2032, at which point, the rate becomes SOFR + 230) (Banks)	(b)	6.123%	10/28/2033	1,000,000	1,079,419
U.S. Bancorp (Rate is fixed until 07/23/2029, at which point, the rate becomes SOFR + 125) (Banks)	(b)	5.100%	07/23/2030	1,500,000	1,543,967
UBS AG (Banks)		7.950%	01/09/2025	2,000,000	2,015,481
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(b)	3.068%	04/30/2041	1,500,000	1,182,947
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	913,641
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(b)	2.894%	02/04/2030	1,500,000	1,487,246
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISOA05 + 224) (Banks)	(b)	4.322%	11/23/2031	1,000,000	992,911
					63,707,617
Health Care–5.9%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	956,302
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	2,000,000	1,791,442
Amgen, Inc. (Biotechnology)		5.600%	03/02/2043	3,000,000	3,151,763
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.950%	06/30/2030	2,000,000	1,854,627
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	1,000,000	901,562
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,800,000	1,555,294
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.500%	07/15/2044	3,000,000	3,174,864
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	2,000,000	1,985,347
					15,371,201
Industrials–7.0%
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	1,980,179
BAE Systems PLC (Aerospace & Defense)	(a)	1.900%	02/15/2031	2,000,000	1,708,303
Boeing Co. / The (Aerospace & Defense)	(a)	6.298%	05/01/2029	2,000,000	2,104,174
Canadian Pacific Railway Co. (Ground Transportation)		2.050%	03/05/2030	1,300,000	1,163,536
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	2,000,000	2,040,853
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	1,000,000	885,486
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	930,831
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	1,000,000	993,788
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,359,448
TTX Co. (Ground Transportation)	(a)	5.650%	12/01/2052	2,000,000	2,183,798
Union Pacific Corp. (Ground Transportation)		3.250%	08/15/2025	1,000,000	991,364
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	1,800,000	1,806,483
					18,148,243
Information Technology–2.5%
Intel Corp. (Semiconductors & Equip.)		4.875%	02/10/2026	2,000,000	2,010,013

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Micron Technology, Inc. (Semiconductors & Equip.)		6.750%	11/01/2029	$2,000,000	$2,197,387
VMware LLC (Software)		2.200%	08/15/2031	2,800,000	2,405,044
					6,612,444
Materials–4.8%
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	1,000,000	1,004,837
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,357,792
Glencore Funding LLC (Metals & Mining)	(a)	2.850%	04/27/2031	2,000,000	1,793,192
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	3,000,000	3,009,417
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	1,900,000	1,893,517
RPM International, Inc. (Chemicals)		4.250%	01/15/2048	3,000,000	2,631,471
Steel Dynamics, Inc. (Metals & Mining)		3.250%	01/15/2031	1,000,000	923,978
					12,614,204
Real Estate–2.4%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3.950%	01/15/2028	1,000,000	986,312
Healthcare Realty Holdings LP (Health Care REITs)		3.875%	05/01/2025	1,400,000	1,389,214
Healthcare Realty Holdings LP (Health Care REITs)		3.625%	01/15/2028	1,000,000	956,370
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	12/01/2029	1,000,000	980,991
Welltower OP LLC (Health Care REITs)		4.250%	04/01/2026	1,000,000	998,525
Welltower OP LLC (Health Care REITs)		2.700%	02/15/2027	1,000,000	971,047
					6,282,459
Utilities–8.2%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	856,093
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,351,000	1,094,421
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	2,000,000	1,892,267
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	1,900,000	1,850,185
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	2,000,000	1,799,033
Commonwealth Edison Co. (Electric Utilities)		5.650%	06/01/2054	2,000,000	2,150,318
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	853,686
Consolidated Edison Co. of New York, Inc. (Electric Utilities)		5.700%	05/15/2054	2,500,000	2,707,496
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	794,447
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	1,000,000	965,466
FirstEnergy Transmission LLC (Electric Utilities)	(a)	4.550%	04/01/2049	2,000,000	1,798,904
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	1,468,993
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	2,000,000	2,060,163
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,500,000	1,201,402
					21,492,874
Total Corporate Bonds (Cost $237,011,626)					$226,719,333

U.S. Treasury Obligations–8.5%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	4.500%	11/15/2025	$2,000,000	$2,012,813
U.S. Treasury Note	3.875%	08/15/2034	20,000,000	20,140,625
Total U.S. Treasury Obligations (Cost $22,245,004)				$22,153,438

Asset-Backed Securities–1.7%		Rate	Maturity	Face Amount	Value
Industrials–1.7%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026	$1,031,746	$1,002,254
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	2,358,329	2,049,569
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	797,917	780,395
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	807,944	720,995
Total Asset-Backed Securities (Cost $4,995,935)					$4,553,213
Total Investments – 97.0% (Cost $264,252,565)	(c)				$253,425,984
Other Assets in Excess of Liabilities – 3.0%					7,853,665
Net Assets – 100.0%					$261,279,649

Percentages are stated as a percent of net assets.

Abbreviations:
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 3.980% at 9/30/2024
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.580% at 9/30/2024
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.960% at 9/30/2024
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.161% at 9/30/2024
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 3.522% at 9/30/2024
USSW5:
USD Swap Semi 30/360 5 Year. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2024, the value of these securities totaled $20,392,763, or 7.8% of the Portfolio’s net assets.

(b)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2024.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks–68.8%		Shares	Value
Communication Services–6.4%
Alphabet, Inc. Class A (Interactive Media & Svs.)		48,677	$8,073,080
Alphabet, Inc. Class C (Interactive Media & Svs.)		28,907	4,832,961
Comcast Corp. Class A (Media)		104,390	4,360,370
Fox Corp. Class A (Media)		54,911	2,324,383
Fox Corp. Class B (Media)		791	30,691
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		11,804	6,757,082
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	41,885	448,170
			26,826,737
Consumer Discretionary–7.1%
Amazon.com, Inc. (Broadline Retail)	(a)	70,584	13,151,917
AutoNation, Inc. (Specialty Retail)	(a)	2,664	476,643
Best Buy Co., Inc. (Specialty Retail)		4,045	417,848
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		429	1,806,999
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	29,099	537,750
D.R. Horton, Inc. (Household Durables)		3,611	688,870
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	1,740	277,443
Ford Motor Co. (Automobiles)		48,810	515,434
General Motors Co. (Automobiles)		48,382	2,169,449
MercadoLibre, Inc. (Broadline Retail)	(a)	316	648,419
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		17,950	1,586,780
Penske Automotive Group, Inc. (Specialty Retail)		2,738	444,706
Ross Stores, Inc. (Specialty Retail)		3,017	454,089
Tesla, Inc. (Automobiles)	(a)	9,196	2,405,949
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		7,946	1,403,264
Toll Brothers, Inc. (Household Durables)		15,322	2,367,096
			29,352,656
Consumer Staples–3.8%
Altria Group, Inc. (Tobacco)		44,854	2,289,348
Colgate-Palmolive Co. (Household Products)		10,669	1,107,549
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		4,906	4,349,267
Kimberly-Clark Corp. (Household Products)		24,171	3,439,050
Kroger Co. / The (Consumer Staples Distribution & Retail)		52,465	3,006,245
Walmart, Inc. (Consumer Staples Distribution & Retail)		19,179	1,548,704
			15,740,163
Energy–2.0%
Chevron Corp. (Oil, Gas & Consumable Fuels)		8,061	1,187,144
ConocoPhillips (Oil, Gas & Consumable Fuels)		5,856	616,520
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		18,518	724,424
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		9,946	1,165,870
Halliburton Co. (Energy Equip. & Svs.)		46,265	1,343,998
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		7,952	1,295,460
Schlumberger N.V. (Energy Equip. & Svs.)		44,981	1,886,953
			8,220,369
Financials–8.9%
Allstate Corp. / The (Insurance)		1,658	314,440
Bank of America Corp. (Banks)		46,493	1,844,842
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	9,088	4,182,843
Citigroup, Inc. (Banks)		9,515	595,639
CME Group, Inc. (Capital Markets)		11,662	2,573,220
Invesco Ltd. (Capital Markets)		57,903	1,016,777
JPMorgan Chase & Co. (Banks)		17,364	3,661,373
Marsh & McLennan Cos., Inc. (Insurance)		15,925	3,552,708
Mastercard, Inc. Class A (Financial Services)		10,629	5,248,600
Nasdaq, Inc. (Capital Markets)		32,946	2,405,388
Progressive Corp. / The (Insurance)		13,843	3,512,800
Reinsurance Group of America, Inc. (Insurance)		3,600	784,332
S&P Global, Inc. (Capital Markets)		3,289	1,699,163
Visa, Inc. (Financial Services)		19,355	5,321,657
Wells Fargo & Co. (Banks)		6,865	387,804
			37,101,586
Health Care–8.3%
Biogen, Inc. (Biotechnology)	(a)	4,383	849,601
Bristol-Myers Squibb Co. (Pharmaceuticals)		29,697	1,536,523
Cardinal Health, Inc. (Health Care Providers & Svs.)		7,664	847,025

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Centene Corp. (Health Care Providers & Svs.)	(a)	5,385	$405,383
Cigna Group / The (Health Care Providers & Svs.)		2,544	881,343
Elevance Health, Inc. (Health Care Providers & Svs.)		3,807	1,979,640
Eli Lilly & Co. (Pharmaceuticals)		5,700	5,049,858
Gilead Sciences, Inc. (Biotechnology)		41,327	3,464,856
HCA Healthcare, Inc. (Health Care Providers & Svs.)		8,781	3,568,862
Medtronic PLC (Health Care Equip. & Supplies)		41,004	3,691,590
Merck & Co., Inc. (Pharmaceuticals)		10,382	1,178,980
Natera, Inc. (Biotechnology)	(a)	3,341	424,140
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	5,433	625,990
Pfizer, Inc. (Pharmaceuticals)		60,172	1,741,378
Stryker Corp. (Health Care Equip. & Supplies)		7,630	2,756,414
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		5,339	3,302,545
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		2,281	1,333,655
Zoetis, Inc. (Pharmaceuticals)		4,617	902,069
			34,539,852
Industrials–6.2%
Caterpillar, Inc. (Machinery)		1,741	680,940
Cintas Corp. (Commercial Svs. & Supplies)		16,392	3,374,785
Eaton Corp. PLC (Electrical Equip.)		11,012	3,649,817
Expeditors International of Washington, Inc. (Air Freight & Logistics)		6,643	872,890
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		2,801	556,194
General Dynamics Corp. (Aerospace & Defense)		1,479	446,954
Lockheed Martin Corp. (Aerospace & Defense)		6,966	4,072,045
Northrop Grumman Corp. (Aerospace & Defense)		4,153	2,193,075
Oshkosh Corp. (Machinery)		15,553	1,558,566
Parker-Hannifin Corp. (Machinery)		5,950	3,759,329
Trane Technologies PLC (Building Products)		2,463	957,442
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,799	1,868,819
Waste Management, Inc. (Commercial Svs. & Supplies)		8,466	1,757,542
			25,748,398
Information Technology–22.2%
Adobe, Inc. (Software)	(a)	3,249	1,682,267
Apple, Inc. (Tech. Hardware, Storage & Periph.)		102,986	23,995,737
Applied Materials, Inc. (Semiconductors & Equip.)		3,086	623,526
Arista Networks, Inc. (Communications Equip.)	(a)	2,227	854,767
Broadcom, Inc. (Semiconductors & Equip.)		11,262	1,942,695
Crowdstrike Holdings, Inc. Class A (Software)	(a)	2,542	712,955
Fortinet, Inc. (Software)	(a)	36,560	2,835,228
HubSpot, Inc. (Software)	(a)	1,307	694,801
Intel Corp. (Semiconductors & Equip.)		22,359	524,542
Lam Research Corp. (Semiconductors & Equip.)	(a)	3,547	2,894,636
Manhattan Associates, Inc. (Software)	(a)	6,350	1,786,763
Micron Technology, Inc. (Semiconductors & Equip.)		21,576	2,237,647
Microsoft Corp. (Software)		51,508	22,163,892
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		707	653,622
Motorola Solutions, Inc. (Communications Equip.)		744	334,525
NVIDIA Corp. (Semiconductors & Equip.)		165,197	20,061,524
QUALCOMM, Inc. (Semiconductors & Equip.)		21,493	3,654,885
ServiceNow, Inc. (Software)	(a)	1,608	1,438,179
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		20,053	3,027,802
			92,119,993
Materials–1.1%
Ecolab, Inc. (Chemicals)		8,134	2,076,854
Louisiana-Pacific Corp. (Paper & Forest Products)		6,616	710,955
Nucor Corp. (Metals & Mining)		12,452	1,872,034
			4,659,843
Real Estate–1.4%
Camden Property Trust (Residential REITs)		13,651	1,686,308
Equinix, Inc. (Specialized REITs)		2,242	1,990,067
Lineage, Inc. (Industrial REITs)		7,885	618,026
Simon Property Group, Inc. (Retail REITs)		9,045	1,528,786
			5,823,187
Utilities–1.4%
AES Corp. / The (Ind. Power & Renewable Elec.)		36,459	731,368

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)	Shares	Value
Utilities (continued)
CMS Energy Corp. (Multi-Utilities)	22,575	$1,594,472
Exelon Corp. (Electric Utilities)	34,988	1,418,763
IDACORP, Inc. (Electric Utilities)	3,432	353,805
OGE Energy Corp. (Electric Utilities)	22,810	935,666
PPL Corp. (Electric Utilities)	19,253	636,889
		5,670,963
Total Common Stocks (Cost $213,435,990)		$285,803,747

Corporate Bonds–27.2%		Rate	Maturity	Face Amount	Value
Communication Services–1.7%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$992,767
Comcast Corp. (Media)		3.250%	11/01/2039	2,000,000	1,635,881
Cox Communications, Inc. (Media)	(b)	4.500%	06/30/2043	1,000,000	858,434
Time Warner Cable LLC (Media)		6.550%	05/01/2037	1,000,000	989,806
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,200,000	1,166,965
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,000,000	976,614
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	678,177
					7,298,644
Consumer Discretionary–1.3%
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	1,000,000	940,426
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	1,007,823
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	2,000,000	1,928,645
Lear Corp. (Automobile Components)		3.500%	05/30/2030	1,000,000	937,635
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	1,000,000	679,794
					5,494,323
Consumer Staples–3.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	2,008,055
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	978,753
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	1,000,000	1,008,911
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	2,000,000	1,467,857
Diageo Capital PLC (Beverages)		2.375%	10/24/2029	2,000,000	1,841,373
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,200,000	1,057,406
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,000,000	953,553
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	1,000,000	963,201
Pilgrim's Pride Corp. (Food Products)		6.250%	07/01/2033	1,000,000	1,060,961
Target Corp. (Consumer Staples Distribution & Retail)		2.350%	02/15/2030	2,000,000	1,837,137
					13,177,207
Energy–3.5%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		3.337%	12/15/2027	1,000,000	975,887
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	977,921
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,200,000	1,089,674
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.200%	09/15/2034	2,000,000	1,991,477
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	1,000,000	1,017,044
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	998,514
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	1,015,557
MPLX LP (Oil, Gas & Consumable Fuels)		5.000%	03/01/2033	2,000,000	2,001,106
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.550%	10/01/2034	1,200,000	1,218,222
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.050%	10/01/2054	1,000,000	1,015,251
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,500,000	1,282,646
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	985,266
					14,568,565
Financials–9.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.300%	01/30/2032	1,000,000	902,499
American Express Co. (Rate is fixed until 08/03/2032, at which point, the rate becomes SOFR + 176) (Consumer Finance)	(c)	4.420%	08/03/2033	1,200,000	1,189,923
American Express Co. (Rate is fixed until 07/26/2034, at which point, the rate becomes SOFR + 142) (Consumer Finance)	(c)	5.284%	07/26/2035	2,000,000	2,082,412
Apollo Debt Solutions BDC (Capital Markets)	(b)	6.700%	07/29/2031	1,000,000	1,030,213
Ares Capital Corp. (Capital Markets)		3.200%	11/15/2031	1,500,000	1,301,745
Bank of New York Mellon Corp. / The (Rate is fixed until 07/21/2034, at which point, the rate becomes SOFR + 177) (Capital Markets)	(c)	5.606%	07/21/2039	1,500,000	1,574,465
BlackRock Funding, Inc. (Capital Markets)		5.350%	01/08/2055	1,400,000	1,473,768
BlackRock, Inc. (Capital Markets)		2.100%	02/25/2032	1,000,000	864,188
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(c)	2.280%	01/28/2026	1,000,000	990,150

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Capital One Financial Corp. (Rate is fixed until 07/26/2034, at which point, the rate becomes SOFR + 199) (Consumer Finance)	(c)	5.884%	07/26/2035	$1,000,000	$1,046,539
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	1,000,000	979,795
Citigroup, Inc. (Rate is fixed until 05/01/2031, at which point, the rate becomes SOFR + 117) (Banks)	(c)	2.561%	05/01/2032	2,000,000	1,757,845
Discover Bank (Banks)		USISOA05 + 173	08/09/2028	1,000,000	1,032,618
Fifth Third Bancorp (Rate is fixed until 09/06/2029, at which point, the rate becomes SOFR + 149) (Banks)	(c)	4.895%	09/06/2030	800,000	810,151
Ford Motor Credit Co. LLC (Consumer Finance)		5.125%	11/05/2026	1,000,000	1,004,810
General Motors Financial Co., Inc. (Consumer Finance)		2.700%	06/10/2031	2,000,000	1,723,459
Goldman Sachs Group, Inc. / The (Rate is fixed until 07/23/2034, at which point, the rate becomes SOFR + 155) (Capital Markets)	(c)	5.330%	07/23/2035	1,000,000	1,035,883
JPMorgan Chase & Co. (Rate is fixed until 07/22/2034, at which point, the rate becomes SOFR + 146) (Banks)	(c)	5.294%	07/22/2035	2,500,000	2,607,334
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	990,047
Morgan Stanley (Rate is fixed until 07/19/2034, at which point, the rate becomes SOFR + 156) (Capital Markets)	(c)	5.320%	07/19/2035	1,200,000	1,246,107
Oaktree Strategic Credit Fund (Capital Markets)	(b)	6.500%	07/23/2029	1,000,000	1,015,562
PNC Bank N.A. (Banks)		4.050%	07/26/2028	1,500,000	1,488,549
Royal Bank of Canada (Rate is fixed until 08/02/2029, at which point, the rate becomes SOFR + 110) (Banks)	(c)	4.969%	08/02/2030	3,000,000	3,077,183
State Street Corp. (Capital Markets)		2.200%	03/03/2031	1,000,000	883,998
Truist Bank (Banks)		H15T5Y + 115	09/17/2029	2,500,000	2,486,420
U.S. Bancorp (Rate is fixed until 07/23/2029, at which point, the rate becomes SOFR + 125) (Banks)	(c)	5.100%	07/23/2030	1,000,000	1,029,311
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(c)	3.068%	04/30/2041	1,000,000	788,632
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(c)	2.894%	02/04/2030	1,500,000	1,487,246
					37,900,852
Health Care–1.5%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	956,302
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,200,000	1,036,863
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	12/15/2028	2,000,000	1,988,496
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.500%	07/15/2044	2,000,000	2,116,576
					6,098,237
Industrials–1.7%
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	1,980,179
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,000,000	1,020,426
TTX Co. (Ground Transportation)	(b)	5.650%	12/01/2052	1,000,000	1,091,899
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	1,000,000	992,596
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	2,000,000	1,846,186
					6,931,286
Information Technology–0.9%
HP, Inc. (Tech. Hardware, Storage & Periph.)		2.650%	06/17/2031	2,000,000	1,768,608
Oracle Corp. (Software)		4.300%	07/08/2034	1,000,000	967,824
VMware LLC (Software)		2.200%	08/15/2031	1,200,000	1,030,733
					3,767,165
Materials–1.0%
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,357,792
Glencore Funding LLC (Metals & Mining)	(b)	2.850%	04/27/2031	2,000,000	1,793,192
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	1,000,000	1,003,139
					4,154,123
Real Estate–0.5%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3.950%	01/15/2028	1,000,000	986,312
American Tower Corp. (Specialized REITs)		2.750%	01/15/2027	1,000,000	966,356
					1,952,668
Utilities–2.8%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	856,094
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,000,000	810,082
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	1,000,000	946,133
Black Hills Corp. (Multi-Utilities)		3.050%	10/15/2029	1,000,000	930,364
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	1,000,000	899,516
Commonwealth Edison Co. (Electric Utilities)		5.650%	06/01/2054	1,000,000	1,075,159

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	$1,000,000	$853,686
Consolidated Edison Co. of New York, Inc. (Electric Utilities)		5.700%	05/15/2054	1,000,000	1,082,999
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,500,000	1,191,671
Duke Energy Indiana LLC (Electric Utilities)		3.250%	10/01/2049	1,000,000	730,822
FirstEnergy Transmission LLC (Electric Utilities)	(b)	4.550%	04/01/2049	1,000,000	899,452
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	1,000,000	734,496
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,000,000	800,935
					11,811,409
Total Corporate Bonds (Cost $121,066,881)					$113,154,479

U.S. Treasury Obligations–1.8%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	4.500%	11/15/2033	$2,000,000	$2,112,109
U.S. Treasury Note	4.375%	05/15/2034	5,000,000	5,236,719
Total U.S. Treasury Obligations (Cost $7,157,993)				$7,348,828

Asset-Backed Securities–0.5%		Rate	Maturity	Face Amount	Value
Industrials–0.5%
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	$1,572,219	$1,366,379
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	88,657	86,711
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	807,944	720,995
Total Asset-Backed Securities (Cost $2,468,820)					$2,174,085
Total Investments – 98.3% (Cost $344,129,684)	(d)				$408,481,139
Other Assets in Excess of Liabilities – 1.7%	(e)				7,097,219
Net Assets – 100.0%					$415,578,358

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.580% at 9/30/2024
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.960% at 9/30/2024
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 3.522% at 9/30/2024

Footnotes:
(a)	Non-income producing security.
(b)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2024, the value of these securities totaled $6,688,752, or 1.6% of the Portfolio’s net assets.

(c)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2024.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(e)	Includes $189,800 of cash pledged as collateral for the futures contracts outstanding at September 30, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2024 (Unaudited)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	13	December 20, 2024	$3,710,117	$3,779,263	$69,146	$9,938
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks–97.5%		Shares	Value
Japan–22.7%
Amada Co. Ltd. (Industrials)	(a)	41,900	$427,022
Asahi Kasei Corp. (Materials)	(a)	158,800	1,199,439
Astellas Pharma, Inc. (Health Care)	(a)	43,700	501,606
Canon, Inc. (Information Technology)	(a)	82,100	2,696,415
Concordia Financial Group Ltd. (Financials)	(a)	13,800	76,475
Dai-ichi Life Holdings, Inc. (Financials)	(a)	18,400	473,987
Daiichi Sankyo Co. Ltd. (Health Care)	(a)	14,800	486,567
Daikin Industries Ltd. (Industrials)	(a)	14,400	2,022,035
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	57,700	1,813,713
Daiwa Securities Group, Inc. (Financials)	(a)	37,300	265,431
FANUC Corp. (Industrials)	(a)	4,500	131,520
Fujitsu Ltd. (Information Technology)	(a)	115,300	2,365,366
Hirose Electric Co. Ltd. (Information Technology)	(a)	300	38,144
Hitachi Ltd. (Industrials)	(a)	129,600	3,423,864
Honda Motor Co. Ltd. (Consumer Discretionary)	(a)	163,500	1,725,603
J. Front Retailing Co. Ltd. (Consumer Discretionary)	(a)	56,800	614,907
Japan Metropolitan Fund Invest (Real Estate)	(a)	946	636,481
Japan Post Bank Co. Ltd. (Financials)	(a)	30,900	288,728
Japan Post Holdings Co. Ltd. (Financials)	(a)	39,500	376,960
Japan Tobacco, Inc. (Consumer Staples)	(a)	102,800	3,003,119
Kao Corp. (Consumer Staples)	(a)	8,600	426,172
KDDI Corp. (Communication Services)	(a)	40,300	1,289,956
Kyocera Corp. (Information Technology)	(a)	57,400	665,997
LY Corp. (Communication Services)	(a)	293,400	856,505
Marubeni Corp. (Industrials)	(a)	3,500	57,419
Mitsubishi Chemical Group Corp. (Materials)	(a)	102,500	658,415
Mitsubishi Electric Corp. (Industrials)	(a)	67,800	1,092,652
Mitsubishi Estate Co. Ltd. (Real Estate)	(a)	8,900	140,508
Mitsubishi HC Capital, Inc. (Financials)	(a)	17,000	120,044
Mitsubishi UFJ Financial Group, Inc. (Financials)	(a)	228,100	2,322,084
Mizuho Financial Group, Inc. (Financials)	(a)	104,900	2,156,222
MS&AD Insurance Group Holdings, Inc. (Financials)	(a)	26,900	627,586
Murata Manufacturing Co. Ltd. (Information Technology)	(a)	151,200	2,969,549
NIDEC CORP (Industrials)	(a)	14,700	309,014
Nintendo Co. Ltd. (Communication Services)	(a)	22,600	1,204,947
Nitto Denko Corp. (Materials)	(a)	2,500	41,782
Nomura Holdings, Inc. (Financials)	(a)	283,800	1,486,202
Nomura Research Institute Ltd. (Information Technology)	(a)	20,400	754,306
Obayashi Corp. (Industrials)	(a)	9,600	121,689
Oji Holdings Corp. (Materials)	(a)	61,300	245,361
Ono Pharmaceutical Co. Ltd. (Health Care)	(a)	60,000	799,183
ORIX Corp. (Financials)	(a)	24,000	557,201
Panasonic Holdings Corp. (Consumer Discretionary)	(a)	297,000	2,579,615
Recruit Holdings Co. Ltd. (Industrials)	(a)	78,400	4,775,281
Resona Holdings, Inc. (Financials)	(a)	44,000	306,774
Santen Pharmaceutical Co. Ltd. (Health Care)	(a)	13,500	163,180
Shionogi & Co. Ltd. (Health Care)	(a)	7,800	111,717
SoftBank Corp. (Communication Services)	(a)	599,000	782,162
SoftBank Group Corp. (Communication Services)	(a)	20,500	1,210,231
Sompo Holdings, Inc. (Financials)	(a)	18,600	416,750
Sony Group Corp. (Consumer Discretionary)	(a)	336,000	6,525,602
Subaru Corp. (Consumer Discretionary)	(a)	44,900	780,227
Sumitomo Chemical Co. Ltd. (Materials)	(a)	718,300	2,043,847
Sumitomo Corp. (Industrials)	(a)	127,300	2,846,470
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	95,400	2,031,058
Sumitomo Mitsui Trust Holdings, Inc. (Financials)	(a)	54,800	1,301,094
Suzuki Motor Corp. (Consumer Discretionary)	(a)	97,100	1,083,880
T&D Holdings, Inc. (Financials)	(a)	17,500	305,650
Common Stocks (Continued)		Shares	Value
Japan (continued)
Takeda Pharmaceutical Co. Ltd. (Health Care)	(a)	145,200	$4,152,548
Terumo Corp. (Health Care)	(a)	52,400	988,408
Tokio Marine Holdings, Inc. (Financials)	(a)	67,000	2,457,875
Tokyo Electron Ltd. (Information Technology)	(a)	23,000	4,084,147
Tosoh Corp. (Materials)	(a)	2,100	28,090
Toyota Industries Corp. (Industrials)	(a)	3,200	247,025
Toyota Motor Corp. (Consumer Discretionary)	(a)	54,900	983,314
Toyota Tsusho Corp. (Industrials)	(a)	41,800	755,999
Unicharm Corp. (Consumer Staples)	(a)	14,800	533,803
			82,964,923
United Kingdom–14.0%
AstraZeneca PLC (Health Care)	(a)	14,148	2,203,762
Auto Trader Group PLC (Communication Services)	(a)	1,847	21,441
BAE Systems PLC (Industrials)	(a)	244,664	4,050,077
BP PLC (Energy)	(a)	334,864	1,766,332
British American Tobacco PLC (Consumer Staples)	(a)	73,087	2,665,256
British Land Co. PLC / The (Real Estate)	(a)	38,462	224,018
Centrica PLC (Utilities)	(a)	65,135	101,654
Compass Group PLC (Consumer Discretionary)	(a)	117,158	3,753,776
GSK PLC (Health Care)	(a)	217,614	4,426,245
HSBC Holdings PLC (Financials)	(a)	75,039	673,067
IG Group Holdings PLC (Financials)	(a)	6,561	80,785
IMI PLC (Industrials)	(a)	6,510	158,122
Imperial Brands PLC (Consumer Staples)	(a)	101,702	2,958,143
Informa PLC (Communication Services)	(a)	280,912	3,085,839
ITV PLC (Communication Services)	(a)	111,269	119,159
J Sainsbury PLC (Consumer Staples)	(a)	59,987	237,300
Johnson Matthey PLC (Materials)	(a)	64,858	1,322,821
NatWest Group PLC (Financials)	(a)	90,895	419,945
RELX PLC (Industrials)	(a)	64,710	3,057,271
Rio Tinto PLC (Materials)	(a)	4,808	340,747
Rolls-Royce Holdings PLC (Industrials)	(a)(b)	313,162	2,211,646
Shell PLC (Energy)	(a)	228,033	7,432,258
Smiths Group PLC (Industrials)	(a)	71,238	1,600,017
Standard Chartered PLC (Financials)	(a)	79,099	841,160
Tesco PLC (Consumer Staples)	(a)	936,435	4,489,552
Unilever PLC (Consumer Staples)	(a)	33,434	2,165,252
Vodafone Group PLC (Communication Services)	(a)	901,102	904,461
			51,310,106
Switzerland–10.8%
ABB Ltd. (Industrials)	(a)	103,996	6,028,285
Cie Financiere Richemont SA (Consumer Discretionary)	(a)	14,917	2,364,975
DSM-Firmenich AG (Materials)	(a)	3,928	540,910
Glencore PLC (Materials)	(a)	165,843	949,704
Holcim AG (Materials)	(a)	2,411	235,729
Logitech International SA (Information Technology)	(a)	10,674	955,140
Nestle SA (Consumer Staples)	(a)	56,445	5,688,698
Novartis AG (Health Care)	(a)	75,391	8,678,694
Roche Holding Ltd. (Health Care)	(a)	1,566	535,568
Roche Holding Ltd. NVS (Health Care)	(a)	22,294	7,136,636
STMicroelectronics N.V. (Information Technology)	(a)	82,402	2,455,090
Zurich Insurance Group AG (Financials)	(a)	6,605	3,984,327
			39,553,756
France–9.6%
Amundi SA (Financials)	(a)	6,019	450,020
BNP Paribas SA (Financials)	(a)	33,108	2,272,014
Bouygues SA (Industrials)	(a)	1,915	64,143
Capgemini SE (Information Technology)	(a)	564	122,172
Carrefour SA (Consumer Staples)	(a)	120,218	2,050,399

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
France (continued)
Credit Agricole SA (Financials)	(a)	115,184	$1,760,743
Danone SA (Consumer Staples)	(a)	62,406	4,544,193
Dassault Systemes SE (Information Technology)	(a)	41,337	1,640,444
Eiffage SA (Industrials)	(a)	13,715	1,324,603
Engie SA (Utilities)	(a)	120,445	2,080,661
Forvia SE (Consumer Discretionary)	(a)	11,564	119,219
Gecina SA (Real Estate)	(a)	1,452	167,278
Kering SA (Consumer Discretionary)	(a)	694	198,775
L'Oreal SA (Consumer Staples)	(a)	324	145,250
LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	(a)	6,442	4,947,548
Publicis Groupe SA (Communication Services)	(a)	19,111	2,091,350
Safran SA (Industrials)	(a)	5,859	1,382,435
Schneider Electric SE (Industrials)	(a)	22,694	6,003,972
TotalEnergies SE (Energy)	(a)	2,235	144,862
Valeo SE (Consumer Discretionary)	(a)	85,166	1,028,793
Veolia Environnement SA (Utilities)	(a)	78,861	2,594,607
			35,133,481
Germany–9.4%
adidas AG (Consumer Discretionary)	(a)	10,221	2,705,516
Allianz SE (Financials)	(a)	14,580	4,784,109
Bayer AG (Health Care)	(a)	32,503	1,097,729
Continental AG (Consumer Discretionary)	(a)	2,057	133,075
Deutsche Bank AG (Financials)	(a)	60,227	1,038,177
Deutsche Boerse AG (Financials)	(a)	119	27,906
Deutsche Telekom AG (Communication Services)	(a)	203,509	5,977,428
Evonik Industries AG (Materials)	(a)	23,552	550,642
Fresenius Medical Care AG (Health Care)	(a)	13,893	590,834
Fresenius SE & Co. KGaA (Health Care)	(a)(b)	45,791	1,743,757
Henkel AG & Co. KGaA (Consumer Staples)	(a)	1,108	94,240
SAP SE (Information Technology)	(a)	36,313	8,248,904
Scout24 SE (Communication Services)	(a)	1,404	120,763
Siemens AG (Industrials)	(a)	26,354	5,322,205
Siemens Energy AG (Industrials)	(a)(b)	51,380	1,892,494
Zalando SE (Consumer Discretionary)	(a)(b)	5,488	181,078
			34,508,857
Australia–6.1%
AGL Energy Ltd. (Utilities)	(a)	140,233	1,146,350
Aristocrat Leisure Ltd. (Consumer Discretionary)	(a)	31,065	1,256,316
BHP Group Ltd. (Materials)	(a)	237,348	7,379,851
Commonwealth Bank of Australia (Financials)	(a)	3,529	331,256
Computershare Ltd. (Industrials)	(a)	40,451	706,138
CSL Ltd. (Health Care)	(a)	10,683	2,119,017
Flight Centre Travel Group Ltd. (Consumer Discretionary)	(a)	80,906	1,249,072
Macquarie Group Ltd. (Financials)	(a)	2,564	413,493
Northern Star Resources Ltd. (Materials)	(a)	34,954	382,483
QBE Insurance Group Ltd. (Financials)	(a)	6,595	75,364
REA Group Ltd. (Communication Services)	(a)	12,235	1,707,922
Scentre Group (Real Estate)	(a)	384,716	973,979
Sonic Healthcare Ltd. (Health Care)	(a)	2,374	44,673
South32 Ltd. (Materials)	(a)	116,087	303,722
Telstra Group Ltd. (Communication Services)	(a)	318,763	856,436
Wesfarmers Ltd. (Consumer Discretionary)	(a)	58,769	2,859,239
Worley Ltd. (Industrials)	(a)	61,214	629,961
			22,435,272
Netherlands–3.9%
Adyen N.V. (Financials)	(a)(b)	327	512,132
Aegon Ltd. (Financials)	(a)	75,820	487,189
Argenx SE (Health Care)	(a)(b)	891	482,274
ASML Holding N.V. (Information Technology)	(a)	8,988	7,492,840
Koninklijke Philips N.V. (Health Care)	(a)(b)	103,954	3,406,410
Common Stocks (Continued)		Shares	Value
Netherlands (continued)
Stellantis N.V. (Consumer Discretionary)	(a)	28,623	$396,124
Wolters Kluwer N.V. (Industrials)	(a)	8,643	1,456,836
			14,233,805
Denmark–3.8%
AP Moller - Maersk A/S Class B (Industrials)	(a)	1,008	1,695,738
Genmab A/S (Health Care)	(a)(b)	2,026	493,128
Novo Nordisk A/S Class B (Health Care)	(a)	86,955	10,354,015
Vestas Wind Systems A/S (Industrials)	(a)(b)	59,306	1,309,480
			13,852,361
Sweden–3.0%
AddTech AB (Industrials)	(a)	1,412	42,332
Alfa Laval AB (Industrials)	(a)	18,546	890,536
Electrolux AB Class B (Consumer Discretionary)	(a)(b)	11,676	113,380
Hexagon AB Class B (Information Technology)	(a)	175,910	1,898,478
Investor AB Class B (Financials)	(a)	107,500	3,310,942
SKF AB (Industrials)	(a)	13,053	259,667
Svenska Handelsbanken AB Class A (Financials)	(a)	105,306	1,081,640
Swedbank AB (Financials)	(a)	112,243	2,381,332
Telia Co. AB (Communication Services)	(a)	23,083	74,651
Volvo AB Class B (Industrials)	(a)	39,216	1,036,740
			11,089,698
Italy–2.7%
A2A SpA (Utilities)	(a)	409,364	946,025
Banca Monte dei Paschi di Siena SpA (Financials)	(a)	190,457	1,101,961
Banco BPM SpA (Financials)	(a)	14,189	95,864
Enel SpA (Utilities)	(a)	311,906	2,492,585
Generali (Financials)	(a)	13,183	381,099
Intesa Sanpaolo SpA (Financials)	(a)	299,330	1,281,231
Mediobanca Banca di Credito Finanziario SpA (Financials)	(a)	10,612	181,213
Moncler SpA (Consumer Discretionary)	(a)	19,604	1,244,734
Poste Italiane SpA (Financials)	(a)	9,074	127,337
Prysmian SpA (Industrials)	(a)	368	26,755
Recordati Industria Chimica e Farmaceutica SpA (Health Care)	(a)	8,213	464,789
UniCredit SpA (Financials)	(a)	36,254	1,593,170
			9,936,763
Singapore–2.5%
DBS Group Holdings Ltd. (Financials)	(a)	88,000	2,613,560
Singapore Telecommunications Ltd. (Communication Services)	(a)	1,749,600	4,403,774
United Overseas Bank Ltd. (Financials)	(a)	25,900	649,883
Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	(a)	676,700	1,289,351
			8,956,568
Hong Kong–2.4%
AIA Group Ltd. (Financials)	(a)	224,000	1,980,787
BOC Hong Kong Holdings Ltd. (Financials)	(a)	43,000	137,116
Budweiser Brewing Co. APAC Ltd. (Consumer Staples)	(a)	294,200	388,358
CK Asset Holdings Ltd. (Real Estate)	(a)	194,500	845,191
CK Hutchison Holdings Ltd. (Industrials)	(a)	556,500	3,159,371
CLP Holdings Ltd. (Utilities)	(a)	15,500	136,687
Jardine Matheson Holdings Ltd. (Industrials)	(a)	1,000	39,061
Link REIT (Real Estate)	(a)	14,100	70,476
Prudential PLC (Financials)	(a)	211,137	1,969,602
			8,726,649
Spain–2.3%
ACS Actividades de Construccion y Servicios SA (Industrials)	(a)	33,616	1,552,390

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Spain (continued)
Banco Bilbao Vizcaya Argentaria SA (Financials)	(a)	119,254	$1,290,914
Banco Santander SA (Financials)	(a)	1,074,315	5,490,131
Iberdrola SA (Utilities)	(a)	5,303	82,046
			8,415,481
Ireland–1.1%
Experian PLC (Industrials)	(a)	78,228	4,121,209
Finland–0.8%
Nokia Oyj (Information Technology)	(a)	21,025	91,885
Nordea Bank Abp (Financials)	(a)	225,173	2,652,156
Stora Enso Oyj (Materials)	(a)	23,979	307,177
			3,051,218
Norway–0.6%
DNB Bank ASA (Financials)	(a)	5,588	114,627
Equinor ASA (Energy)	(a)	57,754	1,463,715
Kongsberg Gruppen ASA (Industrials)	(a)	883	86,514
Telenor ASA (Communication Services)	(a)	51,741	662,222
			2,327,078
Israel–0.6%
Bank Hapoalim BM (Financials)	(a)	26,019	260,943
Elbit Systems Ltd. (Industrials)	(a)	646	128,454
Common Stocks (Continued)		Shares	Value
Israel (continued)
Israel Discount Bank Ltd. Class A (Financials)	(a)	12,366	$69,323
Mizrahi Tefahot Bank Ltd. (Financials)	(a)	14,484	566,631
Nice Ltd. (Information Technology)	(a)(b)	6,244	1,085,151
			2,110,502
Austria–0.5%
Erste Group Bank AG (Financials)	(a)	22,891	1,255,938
OMV AG (Energy)	(a)	15,298	654,277
			1,910,215
New Zealand–0.4%
Xero Ltd. (Information Technology)	(a)(b)	15,461	1,604,061
Belgium–0.3%
Ageas SA / N.V. (Financials)	(a)	8,273	441,277
Groupe Bruxelles Lambert N.V. (Financials)	(a)	2,244	174,794
KBC Group N.V. (Financials)	(a)	3,390	269,723
Warehouses De Pauw CVA (Real Estate)	(a)	8,539	227,665
			1,113,459
Total Common Stocks (Cost $314,648,545)			$357,355,462
Total Investments – 97.5% (Cost $314,648,545)	(c)		$357,355,462
Other Assets in Excess of Liabilities – 2.5%	(d)		9,060,289
Net Assets – 100.0%			$366,415,751

Percentages are stated as a percent of net assets.

Abbreviations:
NVS:	Non Voting Shares

Footnotes:
(a)
Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $357,355,462 or 97.5%
of the Portfolio’s net assets.

(b)	Non-income producing security.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $237,321 of cash pledged as collateral for the futures contracts outstanding at September 30, 2024. See also the following Schedule of Open Futures Contracts.
 Schedule of Open Futures Contracts
September 30, 2024 (Unaudited)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MSCI EAFE Index - Long	54	December 20, 2024	$6,644,622	$6,717,060	$72,438	$(38,350)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks–98.8%		Shares	Value
Communication Services–7.8%
Alphabet, Inc. Class A (Interactive Media & Svs.)		33,716	$5,591,798
Live Nation Entertainment, Inc. (Entertainment)	(a)	3,600	394,164
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		3,695	2,115,166
Universal Music Group N.V. (Entertainment)	(b)	67,409	1,765,046
Warner Music Group Corp. Class A (Entertainment)		6,684	209,209
			10,075,383
Consumer Discretionary–10.9%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	11,656	1,478,097
Amazon.com, Inc. (Broadline Retail)	(a)	31,431	5,856,538
BYD Co. Ltd. (Automobiles)	(b)	22,472	807,102
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,342	577,248
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	633	178,519
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	2,939	364,936
Kura Sushi U.S.A., Inc. Class A (Hotels, Restaurants & Leisure)	(a)	2,477	199,547
Lowe's Cos., Inc. (Specialty Retail)		4,820	1,305,497
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	(b)	550	422,408
MercadoLibre, Inc. (Broadline Retail)	(a)	636	1,305,046
Mobileye Global, Inc. Class A (Automobile Components)	(a)	3,470	47,539
Savers Value Village, Inc. (Broadline Retail)	(a)	13,645	143,545
TopBuild Corp. (Household Durables)	(a)	1,181	480,443
Trip.com Group Ltd. – ADR (Hotels, Restaurants & Leisure)	(a)	13,088	777,820
			13,944,285
Consumer Staples–0.6%
Monster Beverage Corp. (Beverages)	(a)	14,385	750,466
Puig Brands SA Class B (Personal Care Products)	(a)(b)	1,839	42,317
			792,783
Energy–1.4%
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		5,981	198,629
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		5,971	1,073,825
Range Resources Corp. (Oil, Gas & Consumable Fuels)		16,874	519,044
			1,791,498
Financials–7.0%
Arthur J. Gallagher & Co. (Insurance)		3,340	939,776
Baldwin Insurance Group, Inc. / The (Insurance)	(a)	8,730	434,754
Capital One Financial Corp. (Consumer Finance)		4,954	741,763
Corebridge Financial, Inc. (Financial Services)		9,646	281,277
Fiserv, Inc. (Financial Services)	(a)	1,550	278,458
Intercontinental Exchange, Inc. (Capital Markets)		7,588	1,218,936
Mastercard, Inc. Class A (Financial Services)		4,370	2,157,906
Rocket Cos., Inc. Class A (Financial Services)	(a)	22,312	428,167
Toast, Inc. Class A (Financial Services)	(a)	21,734	615,290
Visa, Inc. (Financial Services)		6,853	1,884,232
			8,980,559
Health Care–16.0%
Aclaris Therapeutics, Inc. (Pharmaceuticals)	(a)	2,837	3,263
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,350	851,972
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	4,538	$1,248,086
Arcellx, Inc. (Biotechnology)	(a)	627	52,361
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	2,632	50,982
Beam Therapeutics, Inc. (Biotechnology)	(a)	985	24,132
BioNTech SE – ADR (Biotechnology)	(a)	4,130	490,520
Bio-Techne Corp. (Life Sciences Tools & Svs.)		3,089	246,904
Blueprint Medicines Corp. (Biotechnology)	(a)	492	45,510
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	39,764	3,332,223
Bruker Corp. (Life Sciences Tools & Svs.)		12,221	843,982
Chemometec A/S (Life Sciences Tools & Svs.)	(b)	1,311	79,916
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	(b)	6,980	337,569
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	19,371	59,663
Cytokinetics, Inc. (Biotechnology)	(a)	2,313	122,126
Danaher Corp. (Life Sciences Tools & Svs.)		3,666	1,019,221
Eli Lilly & Co. (Pharmaceuticals)		3,835	3,397,580
Exact Sciences Corp. (Biotechnology)	(a)	22,619	1,540,806
Galapagos N.V. – ADR (Biotechnology)	(a)	5,077	146,167
Gilead Sciences, Inc. (Biotechnology)		9,853	826,075
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	2,759	359,442
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	12,663	1,036,467
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	13,773	1,121,949
Hookipa Pharma, Inc. (Biotechnology)	(a)	679	2,920
Immunocore Holdings PLC – ADR (Biotechnology)	(a)	2,525	78,603
Insmed, Inc. (Biotechnology)	(a)	12,183	889,359
Janux Therapeutics, Inc. (Biotechnology)	(a)	300	13,629
Krystal Biotech, Inc. (Biotechnology)	(a)	476	86,646
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	1,087	119,298
Legend Biotech Corp. – ADR (Biotechnology)	(a)	2,641	128,696
MaxCyte, Inc. (Life Sciences Tools & Svs.)	(a)	13,873	53,966
Moderna, Inc. (Biotechnology)	(a)	1,164	77,790
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	970	188,481
Pulmonx Corp. (Health Care Equip. & Supplies)	(a)	1,299	10,769
RxSight, Inc. (Health Care Equip. & Supplies)	(a)	418	20,662
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	675	84,301
Teva Pharmaceutical Industries Ltd. – ADR (Pharmaceuticals)	(a)	41,534	748,443
UCB SA (Pharmaceuticals)	(b)	3,584	646,281
Vor BioPharma, Inc. (Biotechnology)	(a)	6,484	4,539
XOMA Royalty Corp. (Biotechnology)	(a)	3,253	86,139
Zevra Therapeutics, Inc. (Pharmaceuticals)	(a)	7,724	53,605
			20,531,043
Industrials–12.2%
Chart Industries, Inc. (Machinery)	(a)	972	120,664
Deere & Co. (Machinery)		1,258	525,001
Energy Recovery, Inc. (Machinery)	(a)	3,042	52,900
Equifax, Inc. (Professional Svs.)		7,957	2,338,244
Ferguson Enterprises, Inc. (Trading Companies & Distributors)	(b)	4,992	983,459
GE Vernova, Inc. (Electrical Equip.)	(a)	4,650	1,185,657
General Electric Co. (Aerospace & Defense)		10,752	2,027,612
Ingersoll Rand, Inc. (Machinery)		13,047	1,280,694
Loar Holdings, Inc. (Aerospace & Defense)	(a)	200	14,918
Montrose Environmental Group, Inc. (Commercial Svs. & Supplies)	(a)	1,100	28,930
RELX PLC – ADR (Professional Svs.)		13,145	623,862
Simpson Manufacturing Co., Inc. (Building Products)		348	66,562
Uber Technologies, Inc. (Ground Transportation)	(a)	73,202	5,501,862

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio
(Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
UL Solutions, Inc. Class A (Professional Svs.)		7,703	$379,758
Westinghouse Air Brake Technologies Corp. (Machinery)		2,732	496,596
			15,626,719
Information Technology–41.5%
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	19,750	460,175
Apple, Inc. (Tech. Hardware, Storage & Periph.)		72,655	16,928,615
ASML Holding N.V. (Semiconductors & Equip.)		1,748	1,456,521
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	200	10,478
BE Semiconductor Industries N.V. (Semiconductors & Equip.)	(b)	6,671	847,241
HubSpot, Inc. (Software)	(a)	1,863	990,371
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		3,950	473,328
Manhattan Associates, Inc. (Software)	(a)	3,017	848,923
Marvell Technology, Inc. (Semiconductors & Equip.)		4,197	302,688
Microsoft Corp. (Software)		32,840	14,131,052
MongoDB, Inc. (IT Svs.)	(a)	5,987	1,618,585
Nice Ltd. – ADR (Software)	(a)	2,561	444,769
Nutanix, Inc. Class A (Software)	(a)	2,873	170,225
NVIDIA Corp. (Semiconductors & Equip.)		53,178	6,457,936
ServiceNow, Inc. (Software)	(a)	852	762,020
SiTime Corp. (Semiconductors & Equip.)	(a)	6,782	1,163,181
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		29,962	5,203,501
Universal Display Corp. (Semiconductors & Equip.)		3,224	676,718
Volue ASA (Software)	(a)(b)	14,937	59,158
Zeta Global Holdings Corp. Class A (Software)	(a)	12,220	364,523
			53,370,008
Common Stocks (Continued)		Shares	Value
Materials–1.1%
Aspen Aerogels, Inc. (Chemicals)	(a)	5,921	$163,953
Carpenter Technology Corp. (Metals & Mining)		881	140,590
Eagle Materials, Inc. (Construction Materials)		248	71,337
International Paper Co. (Containers & Packaging)		10,844	529,729
Martin Marietta Materials, Inc. (Construction Materials)		1,005	540,941
			1,446,550
Real Estate–0.3%
Zillow Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	2,088	129,310
Zillow Group, Inc. Class C (Real Estate Mgmt. & Development)	(a)	4,103	261,977
			391,287
Total Common Stocks (Cost $99,949,442)			$126,950,115

Rights–0.0%		Quantity	Value
Health Care–0.0%
Gamida Cell Ltd. CVR (Acquired July 31, 2023 through August 28, 2023, Cost $44,288) (Biotechnology)	(c)	33,274	$0
Total Rights (Cost $44,288)			$0
Total Investments – 98.8% (Cost $99,993,730)	(d)		$126,950,115
Other Assets in Excess of Liabilities – 1.2%			1,517,797
Net Assets – 100.0%			$128,467,912

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right

Footnotes:
(a)	Non-income producing security.
(b)
Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $5,990,497 or 4.7% of the
Portfolio’s net assets.

(c)	Represents a security deemed to be restricted. At September 30, 2024, the value of restricted securities in the Portfolio totaled $0, or 0.0% of the Portfolio’s net assets.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks–99.2%		Shares	Value
Communication Services–2.0%
Cable One, Inc. (Media)		320	$111,933
Cargurus, Inc. (Interactive Media & Svs.)	(a)	4,230	127,027
Cars.com, Inc. (Interactive Media & Svs.)	(a)	5,115	85,727
Cinemark Holdings, Inc. (Entertainment)	(a)	6,250	174,000
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		2,160	163,987
EchoStar Corp. Class A (Media)	(a)	5,240	130,057
Gogo, Inc. (Wireless Telecom. Svs.)	(a)	10,030	72,015
IAC, Inc. (Interactive Media & Svs.)	(a)	3,403	183,149
John Wiley & Sons, Inc. Class A (Media)		5,050	243,663
Lumen Technologies, Inc. (Diversified Telecom. Svs.)	(a)	45,850	325,535
Madison Square Garden Sports Corp. (Entertainment)	(a)	1,040	216,590
Shenandoah Telecommunications Co. (Diversified Telecom. Svs.)		5,370	75,771
Shutterstock, Inc. (Interactive Media & Svs.)		2,280	80,644
TechTarget, Inc. (Media)	(a)	2,320	56,724
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		4,780	111,135
TripAdvisor, Inc. (Interactive Media & Svs.)	(a)	7,442	107,835
Yelp, Inc. (Interactive Media & Svs.)	(a)	4,550	159,614
			2,425,406
Consumer Discretionary–13.9%
Academy Sports & Outdoors, Inc. (Specialty Retail)		4,209	245,637
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	1,900	143,412
American Eagle Outfitters, Inc. (Specialty Retail)		9,400	210,466
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	936	223,320
Bath & Body Works, Inc. (Specialty Retail)		9,653	308,124
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	(a)	3,030	98,657
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)		5,730	94,717
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	7,420	1,241,218
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	1,930	147,703
Caleres, Inc. (Specialty Retail)		2,590	85,600
Cavco Industries, Inc. (Household Durables)	(a)	270	115,625
Century Communities, Inc. (Household Durables)		1,830	188,453
Champion Homes, Inc. (Household Durables)	(a)	8,219	779,572
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		3,690	149,630
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		1,380	62,583
Dana, Inc. (Automobile Components)		7,540	79,622
Dorman Products, Inc. (Automobile Components)	(a)	1,300	147,056
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	2,943	829,985
Dutch Bros, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	18,444	590,761
Etsy, Inc. (Broadline Retail)	(a)	4,980	276,539
Foot Locker, Inc. (Specialty Retail)		4,430	114,471
Fox Factory Holding Corp. (Automobile Components)	(a)	1,529	63,454
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	2,561	122,902
Gentherm, Inc. (Automobile Components)	(a)	20	931
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	3,240	98,885
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)		2,690	85,515
Group 1 Automotive, Inc. (Specialty Retail)		302	115,678
Guess?, Inc. (Specialty Retail)		1,070	21,539
Installed Building Products, Inc. (Household Durables)		1,188	292,569
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		1,410	65,621
Kohl's Corp. (Broadline Retail)		5,490	115,839
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		2,300	188,094
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
La-Z-Boy, Inc. (Household Durables)		4,820	$206,923
LCI Industries (Automobile Components)		1,150	138,621
Leslie's, Inc. (Specialty Retail)	(a)	9,849	31,123
LGI Homes, Inc. (Household Durables)	(a)	1,070	126,816
M/I Homes, Inc. (Household Durables)	(a)	1,420	243,331
Meritage Homes Corp. (Household Durables)		4,615	946,398
Mister Car Wash, Inc. (Diversified Consumer Svs.)	(a)	18,480	120,305
Modine Manufacturing Co. (Automobile Components)	(a)	7,973	1,058,735
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)		1,660	131,588
National Vision Holdings, Inc. (Specialty Retail)	(a)	5,680	61,969
Newell Brands, Inc. (Household Durables)		17,040	130,867
ODP Corp. / The (Specialty Retail)	(a)	2,070	61,583
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	6,473	629,176
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		950	82,422
Patrick Industries, Inc. (Automobile Components)		1,060	150,912
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	1,380	26,027
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,950	201,259
SharkNinja, Inc. (Household Durables)		7,940	863,157
Signet Jewelers Ltd. (Specialty Retail)		2,160	222,782
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)		4,044	163,014
Sonic Automotive, Inc. Class A (Specialty Retail)		2,130	124,562
Sonos, Inc. (Household Durables)	(a)	9,149	112,441
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		3,220	157,748
Strategic Education, Inc. (Diversified Consumer Svs.)		1,120	103,656
Stride, Inc. (Diversified Consumer Svs.)	(a)	2,230	190,241
Sturm Ruger & Co., Inc. (Leisure Products)		210	8,753
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		3,388	598,321
Tri Pointe Homes, Inc. (Household Durables)	(a)	4,813	218,077
Urban Outfitters, Inc. (Specialty Retail)	(a)	4,130	158,220
V.F. Corp. (Textiles, Apparel & Luxury Goods)		15,114	301,524
Victoria's Secret & Co. (Specialty Retail)	(a)	3,273	84,116
Wayfair, Inc. Class A (Specialty Retail)	(a)	9,776	549,216
Wingstop, Inc. (Hotels, Restaurants & Leisure)		1,715	713,577
Winnebago Industries, Inc. (Automobiles)		1,670	97,044
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		180	3,136
Worthington Enterprises, Inc. (Household Durables)		1,800	74,610
XPEL, Inc. (Automobile Components)	(a)	2,201	95,457
			16,491,885
Consumer Staples–3.4%
Andersons, Inc. / The (Consumer Staples Distribution & Retail)		1,920	96,269
BellRing Brands, Inc. (Personal Care Products)	(a)	11,633	706,356
Cal-Maine Foods, Inc. (Food Products)		1,840	137,706
Chefs' Warehouse, Inc. / The (Consumer Staples Distribution & Retail)	(a)	22,275	935,773
Edgewell Personal Care Co. (Personal Care Products)		2,680	97,391
Energizer Holdings, Inc. (Household Products)		3,360	106,714
Fresh Del Monte Produce, Inc. (Food Products)		60	1,772
Freshpet, Inc. (Food Products)	(a)	5,365	733,771
Grocery Outlet Holding Corp. (Consumer Staples Distribution & Retail)	(a)	4,660	81,783
J & J Snack Foods Corp. (Food Products)		540	92,945
John B Sanfilippo & Son, Inc. (Food Products)		990	93,367
MGP Ingredients, Inc. (Beverages)		1,020	84,915
Simply Good Foods Co. / The (Food Products)	(a)	4,410	153,336
Tootsie Roll Industries, Inc. (Food Products)		3,368	104,307

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
TreeHouse Foods, Inc. (Food Products)	(a)	2,560	$107,469
United Natural Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4,820	81,072
Vector Group Ltd. (Tobacco)		13,620	203,210
WD-40 Co. (Household Products)		630	162,464
			3,980,620
Energy–3.3%
Archrock, Inc. (Energy Equip. & Svs.)		6,340	128,322
Bristow Group, Inc. (Energy Equip. & Svs.)	(a)	3,900	135,291
Cactus, Inc. Class A (Energy Equip. & Svs.)		1,200	71,604
California Resources Corp. (Oil, Gas & Consumable Fuels)		2,930	153,737
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)		1,320	14,692
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		1,230	128,719
Core Laboratories, Inc. (Energy Equip. & Svs.)		7,290	135,084
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)		3,470	79,914
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	2,432	368,083
Helix Energy Solutions Group, Inc. (Energy Equip. & Svs.)	(a)	1,110	12,321
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		3,900	118,638
Innovex International, Inc. (Energy Equip. & Svs.)	(a)	6,490	95,273
Liberty Energy, Inc. (Energy Equip. & Svs.)		8,530	162,838
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		9,380	229,060
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		4,380	155,096
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	6,440	160,163
Par Pacific Holdings, Inc. (Oil, Gas & Consumable Fuels)	(a)	2,840	49,984
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		14,264	109,120
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		4,770	126,596
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		22,020	299,692
RPC, Inc. (Energy Equip. & Svs.)		15,490	98,516
SM Energy Co. (Oil, Gas & Consumable Fuels)		5,130	205,046
Talos Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	7,240	74,934
TechnipFMC PLC (Energy Equip. & Svs.)		18,205	477,517
Tidewater, Inc. (Energy Equip. & Svs.)	(a)	2,270	162,963
Vital Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	2,990	80,431
World Kinect Corp. (Oil, Gas & Consumable Fuels)		3,640	112,512
			3,946,146
Financials–14.3%
Ameris Bancorp (Banks)		2,890	180,307
Apollo Commercial Real Estate Finance, Inc. (Mortgage REIT)		400	3,676
Arbor Realty Trust, Inc. (Mortgage REIT)		10,954	170,444
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		4,150	179,778
Assured Guaranty Ltd. (Insurance)		2,400	190,848
Atlantic Union Bankshares Corp. (Banks)		4,630	174,412
Axos Financial, Inc. (Banks)	(a)	2,460	154,685
BancFirst Corp. (Banks)		671	70,623
Bancorp, Inc. / The (Banks)	(a)	2,390	127,865
Bank of Hawaii Corp. (Banks)		2,400	150,648
BankUnited, Inc. (Banks)		3,490	127,176
Banner Corp. (Banks)		2,240	133,414
BGC Group, Inc. Class A (Capital Markets)		19,580	179,744
Blackstone Mortgage Trust, Inc. Class A (Mortgage REIT)		9,480	180,215
Bread Financial Holdings, Inc. (Consumer Finance)		3,242	154,254
Common Stocks (Continued)		Shares	Value
Financials (continued)
Brightsphere Investment Group, Inc. (Capital Markets)		2,827	$71,806
Brookline Bancorp, Inc. (Banks)		11,040	111,394
Capitol Federal Financial, Inc. (Banks)		19,420	113,413
Cathay General Bancorp (Banks)		3,990	171,370
Cohen & Steers, Inc. (Capital Markets)		1,510	144,885
Comerica, Inc. (Banks)		6,190	370,843
Community Financial System, Inc. (Banks)		2,450	142,272
Customers Bancorp, Inc. (Banks)	(a)	2,500	116,125
CVB Financial Corp. (Banks)		10,890	194,060
DigitalBridge Group, Inc. (Capital Markets)		40,462	571,728
Donnelley Financial Solutions, Inc. (Capital Markets)	(a)	1,710	112,569
EVERTEC, Inc. (Financial Services)		70	2,372
FB Financial Corp. (Banks)		3,190	149,707
First BanCorp (Banks)		8,240	174,441
First Financial Bancorp (Banks)		7,980	201,335
First Hawaiian, Inc. (Banks)		5,920	137,048
Fulton Financial Corp. (Banks)		8,210	148,847
Genworth Financial, Inc. (Insurance)	(a)	23,130	158,441
HA Sustainable Infrastructure Capital, Inc. (Financial Services)		5,890	203,028
Hilltop Holdings, Inc. (Banks)		3,760	120,922
Hope Bancorp, Inc. (Banks)		9,440	118,566
Horace Mann Educators Corp. (Insurance)		3,140	109,743
Houlihan Lokey, Inc. (Capital Markets)		4,196	663,052
Independent Bank Corp. (Banks)		1,963	116,072
Independent Bank Group, Inc. (Banks)		2,520	145,303
Jackson Financial, Inc. Class A (Financial Services)		3,067	279,802
Kinsale Capital Group, Inc. (Insurance)		77	35,849
KKR Real Estate Finance Trust, Inc. (Mortgage REIT)		20	247
Lincoln National Corp. (Insurance)		7,580	238,846
Mercury General Corp. (Insurance)		2,800	176,344
Moelis & Co. Class A (Capital Markets)		4,030	276,095
Mr. Cooper Group, Inc. (Financial Services)	(a)	2,680	247,042
Navient Corp. (Consumer Finance)		6,040	94,164
NCR Atleos Corp. (Financial Services)	(a)	26,294	750,168
NMI Holdings, Inc. (Financial Services)	(a)	3,464	142,682
Northwest Bancshares, Inc. (Banks)		9,360	125,237
OFG Bancorp (Banks)		2,960	132,963
Pacific Premier Bancorp, Inc. (Banks)		4,480	112,717
Palomar Holdings, Inc. (Insurance)	(a)	1,130	106,977
Park National Corp. (Banks)		660	110,867
Pathward Financial, Inc. (Banks)		2,070	136,641
Payoneer Global, Inc. (Financial Services)	(a)	21,150	159,260
Piper Sandler Cos. (Capital Markets)		3,781	1,073,086
PJT Partners, Inc. Class A (Capital Markets)		1,160	154,674
ProAssurance Corp. (Insurance)	(a)	7,110	106,934
PROG Holdings, Inc. (Consumer Finance)		3,690	178,928
Provident Financial Services, Inc. (Banks)		5,900	109,504
Radian Group, Inc. (Financial Services)		6,890	239,014
Ready Capital Corp. (Mortgage REIT)		9,780	74,621
RLI Corp. (Insurance)		3,693	572,341
S&T Bancorp, Inc. (Banks)		3,030	127,169
ServisFirst Bancshares, Inc. (Banks)		2,190	176,185
Shift4 Payments, Inc. Class A (Financial Services)	(a)	7,186	636,680
Simmons First National Corp. Class A (Banks)		9,350	201,399
SiriusPoint Ltd. (Insurance)	(a)	7,640	109,558
Southside Bancshares, Inc. (Banks)		4,430	148,095
StepStone Group, Inc. Class A (Capital Markets)		19,134	1,087,385
Stewart Information Services Corp. (Insurance)		1,500	112,110
Stifel Financial Corp. (Capital Markets)		8,408	789,511
Triumph Financial, Inc. (Banks)	(a)	110	8,749
Trustmark Corp. (Banks)		4,200	133,644
TWFG, Inc. (Insurance)	(a)	8,502	230,574
Two Harbors Investment Corp. (Mortgage REIT)		210	2,915
United Community Banks, Inc. (Banks)		4,336	126,091
Virtu Financial, Inc. Class A (Capital Markets)		4,880	148,645
WaFd, Inc. (Banks)		3,860	134,521

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
Walker & Dunlop, Inc. (Financial Services)		1,420	$161,298
Westamerica BanCorp (Banks)		2,230	110,207
WSFS Financial Corp. (Banks)		2,801	142,823
			16,969,993
Health Care–17.2%
AdaptHealth Corp. (Health Care Providers & Svs.)	(a)	11,140	125,102
Addus HomeCare Corp. (Health Care Providers & Svs.)	(a)	1,090	145,003
ADMA Biologics, Inc. (Biotechnology)	(a)	10,130	202,499
Akero Therapeutics, Inc. (Biotechnology)	(a)	8,794	252,300
Alkermes PLC (Biotechnology)	(a)	8,690	243,233
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,150	91,139
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	2,530	122,781
ANI Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,630	97,246
Apogee Therapeutics, Inc. (Biotechnology)	(a)	5,849	343,570
Arcus Biosciences, Inc. (Biotechnology)	(a)	5,810	88,835
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	2,243	334,902
Astrana Health, Inc. (Health Care Providers & Svs.)	(a)	2,540	147,168
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	18,559	520,394
Bicara Therapeutics, Inc. (Biotechnology)	(a)	6,192	157,710
BioAge Labs, Inc. (Pharmaceuticals)	(a)	8,879	184,683
Blueprint Medicines Corp. (Biotechnology)	(a)	5,843	540,478
Bridgebio Pharma, Inc. (Biotechnology)	(a)	13,487	343,379
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	27,630	405,608
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	6,422	127,669
Certara, Inc. (Health Care Technology)	(a)	6,570	76,935
CG oncology, Inc. (Biotechnology)	(a)	8,912	336,250
CONMED Corp. (Health Care Equip. & Supplies)		1,540	110,757
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	4,590	212,425
CorVel Corp. (Health Care Providers & Svs.)	(a)	440	143,832
Cullinan Therapeutics, Inc. (Biotechnology)	(a)	13,186	220,734
Cytokinetics, Inc. (Biotechnology)	(a)	6,941	366,485
Denali Therapeutics, Inc. (Biotechnology)	(a)	14,695	428,065
Dianthus Therapeutics, Inc. (Biotechnology)	(a)	8,214	224,899
Dynavax Technologies Corp. (Biotechnology)	(a)	7,903	88,039
Embecta Corp. (Health Care Equip. & Supplies)		4,021	56,696
Fortrea Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	5,295	105,900
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	1,808	235,546
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	12,730	728,665
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	3,100	124,000
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	960	174,931
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	12,737	525,274
Insmed, Inc. (Biotechnology)	(a)	11,134	812,782
Inspire Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,300	274,365
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	1,710	222,300
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	20	363
Intellia Therapeutics, Inc. (Biotechnology)	(a)	10,186	209,322
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	4,465	326,704
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	5,943	441,208
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	10,510	43,301
Krystal Biotech, Inc. (Biotechnology)	(a)	1,160	211,155
Legend Biotech Corp. – ADR (Biotechnology)	(a)	6,145	299,446
Ligand Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,460	146,131
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	2,800	276,724
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Merus N.V. (Biotechnology)	(a)	4,961	$247,852
MoonLake Immunotherapeutics (Biotechnology)	(a)	4,877	245,898
Natera, Inc. (Biotechnology)	(a)	6,400	812,480
National HealthCare Corp. (Health Care Providers & Svs.)		1,130	142,120
NeoGenomics, Inc. (Health Care Providers & Svs.)	(a)	10,157	149,816
Organon & Co. (Pharmaceuticals)		11,605	222,004
Owens & Minor, Inc. (Health Care Providers & Svs.)	(a)	5,160	80,960
Patterson Cos., Inc. (Health Care Providers & Svs.)		4,286	93,606
Premier, Inc. Class A (Health Care Providers & Svs.)		6,550	131,000
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	2,480	178,808
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	5,845	106,438
PROCEPT BioRobotics Corp. (Health Care Equip. & Supplies)	(a)	12,711	1,018,405
Protagonist Therapeutics, Inc. (Biotechnology)	(a)	2,650	119,250
Quanterix Corp. (Life Sciences Tools & Svs.)	(a)	27,957	362,323
QuidelOrtho Corp. (Health Care Equip. & Supplies)	(a)	2,284	104,150
RadNet, Inc. (Health Care Providers & Svs.)	(a)	3,050	211,640
Rapport Therapeutics, Inc. (Pharmaceuticals)	(a)	9,119	186,757
REGENXBIO, Inc. (Biotechnology)	(a)	5,120	53,709
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	3,378	502,714
Schrodinger, Inc. (Health Care Technology)	(a)	3,290	61,030
Select Medical Holdings Corp. (Health Care Providers & Svs.)		5,070	176,791
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	3,810	118,796
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	3,020	128,078
Tempus AI, Inc. (Life Sciences Tools & Svs.)	(a)	5,994	339,260
TG Therapeutics, Inc. (Biotechnology)	(a)	5,800	135,662
TransMedics Group, Inc. (Health Care Equip. & Supplies)	(a)	1,442	226,394
UFP Technologies, Inc. (Health Care Equip. & Supplies)	(a)	320	101,344
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	5,298	294,304
Vaxcyte, Inc. (Biotechnology)	(a)	7,923	905,361
Vericel Corp. (Biotechnology)	(a)	2,430	102,668
Viking Therapeutics, Inc. (Biotechnology)	(a)	3,867	244,820
Vir Biotechnology, Inc. (Biotechnology)	(a)	9,590	71,829
Viridian Therapeutics, Inc. (Biotechnology)	(a)	16,216	368,914
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	6,435	253,346
			20,395,460
Industrials–19.6%
ABM Industries, Inc. (Commercial Svs. & Supplies)		2,860	150,894
ACV Auctions, Inc. Class A (Commercial Svs. & Supplies)	(a)	46,101	937,233
AeroVironment, Inc. (Aerospace & Defense)	(a)	5,206	1,043,803
Air Lease Corp. (Trading Companies & Distributors)		5,230	236,867
Alamo Group, Inc. (Machinery)		510	91,866
Alaska Air Group, Inc. (Passenger Airlines)	(a)	5,295	239,387
Albany International Corp. Class A (Machinery)		1,390	123,501
ArcBest Corp. (Ground Transportation)		6,108	662,413
Arcosa, Inc. (Construction & Engineering)		2,680	253,957
Armstrong World Industries, Inc. (Building Products)		8,154	1,071,680
AZEK Co., Inc. / The (Building Products)	(a)	12,675	593,190
AZZ, Inc. (Building Products)		1,410	116,480
Boise Cascade Co. (Trading Companies & Distributors)		1,690	238,256
Brady Corp. Class A (Commercial Svs. & Supplies)		2,100	160,923

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,965	$767,038
Construction Partners, Inc. Class A (Construction & Engineering)	(a)	13,523	943,905
CSG Systems International, Inc. (Professional Svs.)		2,350	114,327
CSW Industrials, Inc. (Building Products)		3,696	1,354,177
Curtiss-Wright Corp. (Aerospace & Defense)		2,165	711,614
Deluxe Corp. (Commercial Svs. & Supplies)		5,150	100,374
Dycom Industries, Inc. (Construction & Engineering)	(a)	1,490	293,679
Enpro, Inc. (Machinery)		290	47,032
Esab Corp. (Machinery)		4,673	496,787
ESCO Technologies, Inc. (Machinery)		1,330	171,543
Federal Signal Corp. (Machinery)		3,100	289,726
Forward Air Corp. (Air Freight & Logistics)		2,420	85,668
Franklin Electric Co., Inc. (Machinery)		1,790	187,628
FTI Consulting, Inc. (Professional Svs.)	(a)	2,922	664,930
Gates Industrial Corp. PLC (Machinery)	(a)	8,652	151,843
Gibraltar Industries, Inc. (Building Products)	(a)	1,840	128,671
GMS, Inc. (Trading Companies & Distributors)	(a)	1,940	175,706
Granite Construction, Inc. (Construction & Engineering)		2,280	180,758
Griffon Corp. (Building Products)		1,840	128,800
Hillenbrand, Inc. (Machinery)		4,220	117,316
HNI Corp. (Commercial Svs. & Supplies)		2,160	116,294
Hub Group, Inc. Class A (Air Freight & Logistics)		2,750	124,987
Interface, Inc. (Commercial Svs. & Supplies)		5,870	111,354
ITT, Inc. (Machinery)		5,180	774,462
JetBlue Airways Corp. (Passenger Airlines)	(a)	16,980	111,389
John Bean Technologies Corp. (Machinery)		1,755	172,885
Kirby Corp. (Marine Transportation)	(a)	5,952	728,703
Korn Ferry (Professional Svs.)		2,740	206,158
Leonardo DRS, Inc. (Aerospace & Defense)	(a)	29,573	834,550
Lindsay Corp. (Machinery)		810	100,958
Loar Holdings, Inc. (Aerospace & Defense)	(a)	5,228	389,957
Marten Transport Ltd. (Ground Transportation)		4,660	82,482
Masterbrand, Inc. (Building Products)	(a)	6,500	120,510
Matson, Inc. (Marine Transportation)		724	103,257
Matthews International Corp. Class A (Commercial Svs. & Supplies)		3,870	89,784
Mercury Systems, Inc. (Aerospace & Defense)	(a)	3,385	125,245
MillerKnoll, Inc. (Commercial Svs. & Supplies)		3,990	98,792
Moog, Inc. Class A (Aerospace & Defense)		1,390	280,808
Mueller Industries, Inc. (Machinery)		3,810	282,321
NV5 Global, Inc. (Professional Svs.)	(a)	779	72,821
OPENLANE, Inc. (Commercial Svs. & Supplies)	(a)	420	7,090
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		24,920	177,680
Powell Industries, Inc. (Electrical Equip.)		900	199,791
Proto Labs, Inc. (Machinery)	(a)	3,430	100,739
Resideo Technologies, Inc. (Building Products)	(a)	7,490	150,849
Robert Half, Inc. (Professional Svs.)		4,830	325,590
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)		2,686	141,901
RXO, Inc. (Ground Transportation)	(a)	5,956	166,768
Schneider National, Inc. Class B (Ground Transportation)		3,920	111,877
SkyWest, Inc. (Passenger Airlines)	(a)	1,890	160,688
SPX Technologies, Inc. (Machinery)	(a)	8,588	1,369,442
Standex International Corp. (Machinery)		670	122,463
Sun Country Airlines Holdings, Inc. (Passenger Airlines)	(a)	7,020	78,694
Sunrun, Inc. (Electrical Equip.)	(a)	11,012	198,877
Tennant Co. (Machinery)		1,190	114,288
Tetra Tech, Inc. (Commercial Svs. & Supplies)		16,592	782,479
Titan International, Inc. (Machinery)	(a)	7,860	63,902
Trinity Industries, Inc. (Machinery)		4,060	141,450
Triumph Group, Inc. (Aerospace & Defense)	(a)	7,260	93,581
UniFirst Corp. (Commercial Svs. & Supplies)		670	133,095
Verra Mobility Corp. (Professional Svs.)	(a)	7,148	198,786
Vestis Corp. (Commercial Svs. & Supplies)		6,810	101,469
Wabash National Corp. (Machinery)		4,220	80,982
Zurn Elkay Water Solutions Corp. (Building Products)		6,240	224,266
			23,206,436
Common Stocks (Continued)		Shares	Value
Information Technology–17.0%
ACI Worldwide, Inc. (Software)	(a)	4,866	$247,679
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		2,190	230,476
Agilysys, Inc. (Software)	(a)	20	2,179
Alarm.com Holdings, Inc. (Software)	(a)	2,300	125,741
Alpha & Omega Semiconductor Ltd. (Semiconductors & Equip.)	(a)	2,680	99,482
Altair Engineering, Inc. Class A (Software)	(a)	9,737	929,981
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	1,810	189,779
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		1,270	277,381
BlackLine, Inc. (Software)	(a)	2,570	141,710
Box, Inc. Class A (Software)	(a)	7,270	237,947
Braze, Inc. Class A (Software)	(a)	15,336	495,966
Calix, Inc. (Communications Equip.)	(a)	3,460	134,213
Clear Secure, Inc. Class A (Software)		4,010	132,891
Clearwater Analytics Holdings, Inc. Class A (Software)	(a)	38,236	965,459
Cohu, Inc. (Semiconductors & Equip.)	(a)	4,400	113,080
Corsair Gaming, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9,060	63,058
CTS Corp. (Electronic Equip., Instr. & Comp.)		2,150	104,017
Digi International, Inc. (Communications Equip.)	(a)	4,380	120,581
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	2,581	104,247
Diodes, Inc. (Semiconductors & Equip.)	(a)	2,320	148,689
DXC Technology Co. (IT Svs.)	(a)	8,350	173,263
Envestnet, Inc. (Software)	(a)	2,708	169,575
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,350	132,759
Extreme Networks, Inc. (Communications Equip.)	(a)	13,700	205,911
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	4,605	1,088,806
FormFactor, Inc. (Semiconductors & Equip.)	(a)	4,000	184,000
Freshworks, Inc. Class A (Software)	(a)	35,086	402,787
Harmonic, Inc. (Communications Equip.)	(a)	8,940	130,256
Impinj, Inc. (Semiconductors & Equip.)	(a)	5,995	1,298,037
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,350	290,776
Intapp, Inc. (Software)	(a)	13,820	661,011
InterDigital, Inc. (Software)		1,260	178,454
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,360	252,072
Klaviyo, Inc. Class A (Software)	(a)	22,833	807,832
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		3,430	154,796
LiveRamp Holdings, Inc. (Software)	(a)	4,660	115,475
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	6,994	778,152
MARA Holdings, Inc. (Software)	(a)	10,906	176,895
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	4,640	67,187
Monday.com Ltd. (Software)	(a)	2,813	781,367
NCR Voyix Corp. (Software)	(a)	8,120	110,188
NetScout Systems, Inc. (Communications Equip.)	(a)	5,976	129,978
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,487	802,814
Onestream, Inc. (Software)	(a)	9,861	334,288
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	2,291	475,520
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	10	1,518
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		1,580	119,179
Perficient, Inc. (IT Svs.)	(a)	2,710	204,551
Photronics, Inc. (Semiconductors & Equip.)	(a)	3,990	98,792
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,470	200,964
Progress Software Corp. (Software)		2,020	136,087
Rubrik, Inc. Class A (Software)	(a)	20,605	662,451
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,170	148,537
Semtech Corp. (Semiconductors & Equip.)	(a)	25,230	1,152,002
SiTime Corp. (Semiconductors & Equip.)	(a)	800	137,208
SPS Commerce, Inc. (Software)	(a)	7,017	1,362,491
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	150	2,738

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	2,100	$83,853
Universal Display Corp. (Semiconductors & Equip.)		3,486	731,711
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	2,476	82,030
Viasat, Inc. (Communications Equip.)	(a)	4,730	56,476
Viavi Solutions, Inc. (Communications Equip.)	(a)	14,570	131,421
			20,078,764
Materials–3.5%
Alpha Metallurgical Resources, Inc. (Metals & Mining)		663	156,587
Arch Resources, Inc. (Metals & Mining)		840	116,054
ATI, Inc. (Metals & Mining)	(a)	5,618	375,900
Balchem Corp. (Chemicals)		1,460	256,960
Carpenter Technology Corp. (Metals & Mining)		1,610	256,924
Century Aluminum Co. (Metals & Mining)	(a)	1,450	23,534
Element Solutions, Inc. (Chemicals)		24,549	666,751
HB Fuller Co. (Chemicals)		2,182	173,207
Ingevity Corp. (Chemicals)	(a)	2,070	80,730
Innospec, Inc. (Chemicals)		1,130	127,792
Kaiser Aluminum Corp. (Metals & Mining)		1,580	114,582
Koppers Holdings, Inc. (Chemicals)		2,080	75,982
Materion Corp. (Metals & Mining)		960	107,386
Minerals Technologies, Inc. (Chemicals)		1,740	134,380
MP Materials Corp. (Metals & Mining)	(a)	7,910	139,611
O-I Glass, Inc. (Containers & Packaging)	(a)	7,907	103,740
Sealed Air Corp. (Containers & Packaging)		3,690	133,947
Sensient Technologies Corp. (Chemicals)		1,890	151,616
Summit Materials, Inc. Class A (Construction Materials)	(a)	11,948	466,330
Sylvamo Corp. (Paper & Forest Products)		1,720	147,662
Warrior Met Coal, Inc. (Metals & Mining)		2,390	152,721
Worthington Steel, Inc. (Metals & Mining)		3,590	122,096
			4,084,492
Real Estate–3.9%
Acadia Realty Trust (Retail REITs)		6,240	146,515
American Assets Trust, Inc. (Diversified REITs)		5,070	135,470
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)		11,700	173,745
CareTrust REIT, Inc. (Health Care REITs)		6,340	195,652
Cushman & Wakefield PLC (Real Estate Mgmt. & Development)	(a)	10,490	142,979
Douglas Emmett, Inc. (Office REITs)		10,290	180,795
Essential Properties Realty Trust, Inc. (Diversified REITs)		8,020	273,883
eXp World Holdings, Inc. (Real Estate Mgmt. & Development)		6,330	89,190
Four Corners Property Trust, Inc. (Specialized REITs)		6,770	198,429
Getty Realty Corp. (Retail REITs)		4,240	134,874
Highwoods Properties, Inc. (Office REITs)		4,790	160,513
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Innovative Industrial Properties, Inc. (Industrial REITs)	920	$123,832
JBG SMITH Properties (Office REITs)	6,370	111,348
Kennedy-Wilson Holdings, Inc. (Real Estate Mgmt. & Development)	10,190	112,600
LXP Industrial Trust (Industrial REITs)	23,230	233,461
Macerich Co. / The (Retail REITs)	10,030	182,947
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)	2,590	102,642
Medical Properties Trust, Inc. (Health Care REITs)	30,330	177,431
NexPoint Residential Trust, Inc. (Residential REITs)	1,600	70,416
Outfront Media, Inc. (Specialized REITs)	6,590	121,124
Pebblebrook Hotel Trust (Hotel & Resort REITs)	230	3,043
Phillips Edison & Co., Inc. (Retail REITs)	5,650	213,061
Retail Opportunity Investments Corp. (Retail REITs)	6,930	109,009
Safehold, Inc. (Specialized REITs)	4,830	126,691
SITE Centers Corp. (Retail REITs)	3,615	218,707
SL Green Realty Corp. (Office REITs)	3,120	217,183
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	15,043	155,244
Tanger, Inc. (Retail REITs)	4,581	151,998
Uniti Group, Inc. (Specialized REITs)	20,270	114,323
Urban Edge Properties (Retail REITs)	5,370	114,864
Veris Residential, Inc. (Residential REITs)	5,360	95,730
		4,587,699
Utilities–1.1%
American States Water Co. (Water Utilities)	2,000	166,580
Avista Corp. (Multi-Utilities)	2,860	110,825
California Water Service Group (Water Utilities)	2,120	114,946
Chesapeake Utilities Corp. (Gas Utilities)	1,180	146,520
MGE Energy, Inc. (Electric Utilities)	1,133	103,613
Middlesex Water Co. (Water Utilities)	1,910	124,608
Northwest Natural Holding Co. (Gas Utilities)	2,830	115,521
Otter Tail Corp. (Electric Utilities)	1,911	149,364
SJW Group (Water Utilities)	3,670	213,264
		1,245,241
Total Common Stocks (Cost $102,303,352)		$117,412,142

Exchange Traded Funds–0.3%		Shares	Value
iShares Core S&P Small-Cap ETF		3,607	$421,875
Total Exchange Traded Funds (Cost $420,920)			$421,875
Total Investments – 99.5% (Cost $102,724,272)	(b)		$117,834,017
Other Assets in Excess of Liabilities – 0.5%			556,084
Net Assets – 100.0%			$118,390,101

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks–99.4%		Shares	Value
Communication Services–2.1%
Charter Communications, Inc. Class A (Media)	(a)	270	$87,502
Criteo SA – ADR (Media)	(a)	4,420	177,861
Electronic Arts, Inc. (Entertainment)		778	111,596
Fox Corp. Class A (Media)		2,040	86,353
Frontier Communications Parent, Inc. (Diversified Telecom. Svs.)	(a)	2,690	95,576
Interpublic Group of Cos., Inc. / The (Media)		2,400	75,912
Liberty Broadband Corp. Class C (Media)	(a)	660	51,011
Match Group, Inc. (Interactive Media & Svs.)	(a)	920	34,813
News Corp. Class A (Media)		2,370	63,113
Nexstar Media Group, Inc. (Media)		1,470	243,064
Omnicom Group, Inc. (Media)		930	96,153
Paramount Global Class B (Media)		5,130	54,481
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	1,690	54,705
ROBLOX Corp. Class A (Entertainment)	(a)	1,750	77,455
Sirius XM Holdings, Inc. (Media)		3,186	75,349
Take-Two Interactive Software, Inc. (Entertainment)	(a)	470	72,244
TKO Group Holdings, Inc. (Entertainment)	(a)	600	74,226
Trade Desk, Inc. / The Class A (Media)	(a)	1,120	122,808
Warner Bros. Discovery, Inc. (Entertainment)	(a)	7,731	63,781
ZoomInfo Technologies, Inc. (Interactive Media & Svs.)	(a)	1,570	16,202
			1,734,205
Consumer Discretionary–13.6%
Adient PLC (Automobile Components)	(a)	12,158	274,406
ADT, Inc. (Diversified Consumer Svs.)		43,755	316,349
Amer Sports, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4,020	64,119
Aramark (Hotels, Restaurants & Leisure)		1,962	75,988
AutoNation, Inc. (Specialty Retail)	(a)	1,452	259,792
Bath & Body Works, Inc. (Specialty Retail)		8,330	265,894
Best Buy Co., Inc. (Specialty Retail)		940	97,102
Birkenstock Holding PLC (Textiles, Apparel & Luxury Goods)	(a)	4,571	225,305
BorgWarner, Inc. (Automobile Components)		9,886	358,763
Brunswick Corp. (Leisure Products)		3,549	297,477
Burlington Stores, Inc. (Specialty Retail)	(a)	1,322	348,321
CarMax, Inc. (Specialty Retail)	(a)	820	63,452
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	2,713	336,005
Coupang, Inc. (Broadline Retail)	(a)	3,430	84,206
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,809	261,961
D.R. Horton, Inc. (Household Durables)		970	185,047
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		530	86,989
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	2,189	349,036
Dick's Sporting Goods, Inc. (Specialty Retail)		1,119	233,535
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)		3,610	112,740
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		180	77,425
DraftKings, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	4,176	163,699
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	1,651	465,615
eBay, Inc. (Broadline Retail)		1,920	125,011
Etsy, Inc. (Broadline Retail)	(a)	484	26,877
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	570	84,371
Five Below, Inc. (Specialty Retail)	(a)	300	26,505
GameStop Corp. Class A (Specialty Retail)	(a)	2,136	48,978
Gap, Inc. / The (Specialty Retail)		2,190	48,289
Garmin Ltd. (Household Durables)		460	80,974
Gentex Corp. (Automobile Components)		370	10,985
Genuine Parts Co. (Distributors)		610	85,205
Group 1 Automotive, Inc. (Specialty Retail)		771	295,324
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		661	152,360
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		536	81,579
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		1,300	65,442
Lennar Corp. Class A (Household Durables)		740	138,735
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
LKQ Corp. (Distributors)		1,630	$65,070
Lucid Group, Inc. (Automobiles)	(a)	7,858	27,739
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	1,930	75,444
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	3,400	69,734
NVR, Inc. (Household Durables)	(a)	39	382,660
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	2,755	267,786
Penske Automotive Group, Inc. (Specialty Retail)		380	61,720
PulteGroup, Inc. (Household Durables)		2,200	315,766
PVH Corp. (Textiles, Apparel & Luxury Goods)		2,255	227,372
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		477	92,476
Rivian Automotive, Inc. Class A (Automobiles)	(a)	2,290	25,694
Ross Stores, Inc. (Specialty Retail)		990	149,005
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		690	122,378
Service Corp. International (Diversified Consumer Svs.)		790	62,355
SharkNinja, Inc. (Household Durables)		3,521	382,768
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		7,620	357,988
Taylor Morrison Home Corp. (Household Durables)	(a)	4,146	291,298
Tempur Sealy International, Inc. (Household Durables)		1,140	62,244
Toll Brothers, Inc. (Household Durables)		560	86,514
Tractor Supply Co. (Specialty Retail)		240	69,823
Ulta Beauty, Inc. (Specialty Retail)	(a)	110	42,803
V.F. Corp. (Textiles, Apparel & Luxury Goods)		1,330	26,533
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		237	41,307
Viking Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	16,356	570,661
Wayfair, Inc. Class A (Specialty Retail)	(a)	4,242	238,316
Williams-Sonoma, Inc. (Specialty Retail)		386	59,799
Wingstop, Inc. (Hotels, Restaurants & Leisure)		1,036	431,059
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		750	58,605
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		720	100,591
			11,039,369
Consumer Staples–3.7%
Albertsons Cos., Inc. Class A (Consumer Staples Distribution & Retail)		2,510	46,385
Archer-Daniels-Midland Co. (Food Products)		1,490	89,013
BellRing Brands, Inc. (Personal Care Products)	(a)	4,966	301,536
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	640	52,787
Campbell Soup Co. (Food Products)		1,600	78,272
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		190	71,385
Celsius Holdings, Inc. (Beverages)	(a)	950	29,792
Church & Dwight Co., Inc. (Household Products)		727	76,131
Clorox Co. / The (Household Products)		385	62,720
Coca-Cola Consolidated, Inc. (Beverages)		40	52,656
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	570	40,082
Freshpet, Inc. (Food Products)	(a)	2,472	338,095
General Mills, Inc. (Food Products)		1,710	126,284
Hershey Co. / The (Food Products)		450	86,301
Hormel Foods Corp. (Food Products)		1,650	52,305
J. M. Smucker Co. / The (Food Products)		530	64,183
Kellanova (Food Products)		1,220	98,466
Kenvue, Inc. (Personal Care Products)		5,780	133,691
Kroger Co. / The (Consumer Staples Distribution & Retail)		1,860	106,578
Lamb Weston Holdings, Inc. (Food Products)		2,290	148,255
Maplebear, Inc. (Consumer Staples Distribution & Retail)	(a)	1,510	61,517
McCormick & Co., Inc. (Food Products)		1,010	83,123

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Molson Coors Beverage Co. Class B (Beverages)		930	$53,494
Nomad Foods Ltd. (Food Products)		16,625	316,872
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	810	63,480
Pilgrim's Pride Corp. (Food Products)	(a)	1,490	68,615
Sysco Corp. (Consumer Staples Distribution & Retail)		1,500	117,090
Tyson Foods, Inc. Class A (Food Products)		1,180	70,281
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	1,110	68,265
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		2,410	21,594
			2,979,248
Energy–4.1%
APA Corp. (Oil, Gas & Consumable Fuels)		1,750	42,805
Baker Hughes Co. (Energy Equip. & Svs.)		2,990	108,088
Cameco Corp. (Oil, Gas & Consumable Fuels)		7,620	363,931
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		352	63,304
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		700	57,575
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		340	44,278
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		1,900	74,328
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		520	89,648
EQT Corp. (Oil, Gas & Consumable Fuels)		1,778	65,146
Halliburton Co. (Energy Equip. & Svs.)		2,300	66,815
Hess Corp. (Oil, Gas & Consumable Fuels)		820	111,356
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		3,854	171,773
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5,860	129,447
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		11,654	284,591
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		2,720	72,433
Matador Resources Co. (Oil, Gas & Consumable Fuels)		4,240	209,541
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		7,609	269,435
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		1,810	164,945
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		18,183	247,471
Range Resources Corp. (Oil, Gas & Consumable Fuels)		1,810	55,676
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		650	96,206
TechnipFMC PLC (Energy Equip. & Svs.)		11,086	290,786
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		120	106,169
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3,340	152,471
			3,338,218
Financials–14.6%
Affirm Holdings, Inc. (Financial Services)	(a)	1,990	81,232
Aflac, Inc. (Insurance)		1,680	187,824
AGNC Investment Corp. (Mortgage REIT)		4,250	44,455
Allstate Corp. / The (Insurance)		790	149,824
Ally Financial, Inc. (Consumer Finance)		1,520	54,097
American Financial Group, Inc. (Insurance)		3,145	423,317
Ameriprise Financial, Inc. (Capital Markets)		330	155,037
Annaly Capital Management, Inc. (Mortgage REIT)		2,850	57,200
Arch Capital Group Ltd. (Insurance)	(a)	1,050	117,474
Ares Management Corp. Class A (Capital Markets)		380	59,219
Arthur J. Gallagher & Co. (Insurance)		650	182,890
Bank of New York Mellon Corp. / The (Capital Markets)		2,240	160,966
BankUnited, Inc. (Banks)		7,715	281,135
Block, Inc. (Financial Services)	(a)	1,820	122,177
Common Stocks (Continued)		Shares	Value
Financials (continued)
Brown & Brown, Inc. (Insurance)		750	$77,700
Carlyle Group, Inc. / The (Capital Markets)		170	7,320
CBOE Global Markets, Inc. (Capital Markets)		1,550	317,548
Cincinnati Financial Corp. (Insurance)		520	70,782
Citizens Financial Group, Inc. (Banks)		1,740	71,462
CNA Financial Corp. (Insurance)		1,360	66,558
Coinbase Global, Inc. Class A (Capital Markets)	(a)	633	112,782
Comerica, Inc. (Banks)		6,267	375,456
Commerce Bancshares, Inc. (Banks)		920	54,648
Corebridge Financial, Inc. (Financial Services)		2,630	76,691
Corpay, Inc. (Financial Services)	(a)	150	46,914
Credit Acceptance Corp. (Consumer Finance)	(a)	120	53,210
Discover Financial Services (Consumer Finance)		770	108,023
East West Bancorp, Inc. (Banks)		1,000	82,740
Euronet Worldwide, Inc. (Financial Services)	(a)	536	53,187
Everest Group Ltd. (Insurance)		140	54,856
FactSet Research Systems, Inc. (Capital Markets)		120	55,182
Fidelity National Financial, Inc. (Insurance)		1,050	65,163
Fidelity National Information Services, Inc. (Financial Services)		1,990	166,662
Fifth Third Bancorp (Banks)		2,010	86,108
First BanCorp (Banks)		13,550	286,853
First Citizens BancShares, Inc. Class A (Banks)		226	416,055
First Hawaiian, Inc. (Banks)		12,173	281,805
First Horizon Corp. (Banks)		2,360	36,651
Franklin Resources, Inc. (Capital Markets)		2,540	51,181
Global Payments, Inc. (Financial Services)		960	98,323
Globe Life, Inc. (Insurance)		480	50,837
Hanover Insurance Group, Inc. / The (Insurance)		1,868	276,669
Hartford Financial Services Group, Inc. / The (Insurance)		850	99,969
Huntington Bancshares, Inc. (Banks)		4,980	73,206
Invesco Ltd. (Capital Markets)		19,761	347,003
Jack Henry & Associates, Inc. (Financial Services)		470	82,974
Jefferies Financial Group, Inc. (Capital Markets)		1,330	81,862
Kemper Corp. (Insurance)		2,430	148,838
Loews Corp. (Insurance)		670	52,964
LPL Financial Holdings, Inc. (Capital Markets)		280	65,136
M&T Bank Corp. (Banks)		500	89,060
Markel Group, Inc. (Insurance)	(a)	40	62,743
Morningstar, Inc. (Capital Markets)		190	60,633
MSCI, Inc. (Capital Markets)		219	127,662
Nasdaq, Inc. (Capital Markets)		1,120	81,771
NCR Atleos Corp. (Financial Services)	(a)	9,710	277,026
NU Holdings Ltd. Class A (Banks)	(a)	7,760	105,924
PJT Partners, Inc. Class A (Capital Markets)		1,763	235,078
Principal Financial Group, Inc. (Insurance)		1,190	102,221
Prudential Financial, Inc. (Insurance)		1,080	130,788
Raymond James Financial, Inc. (Capital Markets)		370	45,310
Regions Financial Corp. (Banks)		3,530	82,355
RenaissanceRe Holdings Ltd. (Insurance)		260	70,824
Rocket Cos., Inc. Class A (Financial Services)	(a)	3,690	70,811
Ryan Specialty Holdings, Inc. (Insurance)		5,789	384,332
SEI Investments Co. (Capital Markets)		840	58,120
Shift4 Payments, Inc. Class A (Financial Services)	(a)	3,636	322,150
SoFi Technologies, Inc. (Consumer Finance)	(a)	8,180	64,295
State Street Corp. (Capital Markets)		610	53,967
Stifel Financial Corp. (Capital Markets)		6,815	639,928
Synchrony Financial (Consumer Finance)		1,210	60,355
T. Rowe Price Group, Inc. (Capital Markets)		420	45,751
Texas Capital Bancshares, Inc. (Banks)	(a)	3,599	257,185
Toast, Inc. Class A (Financial Services)	(a)	2,210	62,565
TPG, Inc. (Capital Markets)		5,664	326,020
Voya Financial, Inc. (Financial Services)		820	64,960
W. R. Berkley Corp. (Insurance)		978	55,482
Walker & Dunlop, Inc. (Financial Services)		2,598	295,107
Webster Financial Corp. (Banks)		5,709	266,096
Western Alliance Bancorp (Banks)		940	81,301
Willis Towers Watson PLC (Insurance)		140	41,234
Wintrust Financial Corp. (Banks)		2,800	303,884

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
XP, Inc. Class A (Capital Markets)		2,360	$42,338
Zions Bancorp N.A. (Banks)		7,060	333,373
			11,830,814
Health Care–12.3%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		820	121,754
Akero Therapeutics, Inc. (Biotechnology)	(a)	3,116	89,398
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	270	68,666
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	290	79,759
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	3,103	131,536
Apogee Therapeutics, Inc. (Biotechnology)	(a)	1,892	111,136
Arcus Biosciences, Inc. (Biotechnology)	(a)	5,075	77,597
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	795	118,701
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	7,219	202,421
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	12,066	312,147
Baxter International, Inc. (Health Care Equip. & Supplies)		1,700	64,549
Biogen, Inc. (Biotechnology)	(a)	500	96,920
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	640	44,986
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	120	40,150
Bio-Techne Corp. (Life Sciences Tools & Svs.)		860	68,740
Blueprint Medicines Corp. (Biotechnology)	(a)	1,772	163,910
Bridgebio Pharma, Inc. (Biotechnology)	(a)	4,431	112,813
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	11,222	164,739
Bruker Corp. (Life Sciences Tools & Svs.)		710	49,033
Cardinal Health, Inc. (Health Care Providers & Svs.)		950	104,994
Cencora, Inc. (Health Care Providers & Svs.)		630	141,800
Centene Corp. (Health Care Providers & Svs.)	(a)	1,610	121,201
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	230	45,303
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)	(a)	804	88,713
Cytokinetics, Inc. (Biotechnology)	(a)	2,427	128,146
DaVita, Inc. (Health Care Providers & Svs.)	(a)	550	90,162
Denali Therapeutics, Inc. (Biotechnology)	(a)	4,931	143,640
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	1,030	69,051
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	3,820	56,116
Encompass Health Corp. (Health Care Providers & Svs.)		3,650	352,736
Exact Sciences Corp. (Biotechnology)	(a)	3,797	258,652
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		1,290	121,066
GRAIL, Inc. (Biotechnology)	(a)	88	1,211
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	3,978	227,701
Humana, Inc. (Health Care Providers & Svs.)		360	114,026
ICON PLC (Life Sciences Tools & Svs.)	(a)	961	276,105
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	230	116,201
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	530	69,117
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	3,651	150,567
Incyte Corp. (Biotechnology)	(a)	740	48,914
Insmed, Inc. (Biotechnology)	(a)	3,207	234,111
Insulet Corp. (Health Care Equip. & Supplies)	(a)	271	63,075
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	6,197	112,599
Intellia Therapeutics, Inc. (Biotechnology)	(a)	3,569	73,343
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	2,719	198,949
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	550	130,333
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	2,114	156,943
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		400	89,392
Legend Biotech Corp. – ADR (Biotechnology)	(a)	2,162	105,354
Masimo Corp. (Health Care Equip. & Supplies)	(a)	330	43,999
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	150	50,070
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	61	$91,482
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	300	103,368
MoonLake Immunotherapeutics (Biotechnology)	(a)	1,722	86,823
Natera, Inc. (Biotechnology)	(a)	3,909	496,248
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	2,708	312,016
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(a)	14,880	172,459
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	310	60,236
QIAGEN N.V. (Life Sciences Tools & Svs.)		1,532	69,813
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		30	4,658
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	1,517	225,760
ResMed, Inc. (Health Care Equip. & Supplies)		590	144,031
Revvity, Inc. (Life Sciences Tools & Svs.)		2,950	376,862
Roivant Sciences Ltd. (Biotechnology)	(a)	5,000	57,700
Royalty Pharma PLC Class A (Pharmaceuticals)		2,130	60,258
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	490	61,196
STERIS PLC (Health Care Equip. & Supplies)		346	83,919
Teleflex, Inc. (Health Care Equip. & Supplies)		1,380	341,302
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	2,863	159,040
Vaxcyte, Inc. (Biotechnology)	(a)	2,246	256,650
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	560	117,527
Viatris, Inc. (Pharmaceuticals)		5,730	66,525
Viking Therapeutics, Inc. (Biotechnology)	(a)	2,215	140,232
Waters Corp. (Life Sciences Tools & Svs.)	(a)	253	91,052
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		300	90,048
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	2,566	101,023
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		850	91,758
			9,964,531
Industrials–21.3%
A. O. Smith Corp. (Building Products)		1,130	101,508
ABM Industries, Inc. (Commercial Svs. & Supplies)		5,444	287,225
Advanced Drainage Systems, Inc. (Building Products)		360	56,578
AECOM (Construction & Engineering)		670	69,191
AGCO Corp. (Machinery)		520	50,887
Alaska Air Group, Inc. (Passenger Airlines)	(a)	2,135	96,523
Allegion PLC (Building Products)		570	83,072
Allison Transmission Holdings, Inc. (Machinery)		740	71,092
Amentum Holdings, Inc. (Professional Svs.)	(a)	500	16,125
AMETEK, Inc. (Electrical Equip.)		623	106,975
API Group Corp. (Construction & Engineering)	(a)	5,786	191,054
ArcBest Corp. (Ground Transportation)		2,989	324,157
Armstrong World Industries, Inc. (Building Products)		2,577	338,695
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,024	409,190
AZEK Co., Inc. / The (Building Products)	(a)	6,036	282,485
Booz Allen Hamilton Holding Corp. (Professional Svs.)		420	68,359
Broadridge Financial Solutions, Inc. (Professional Svs.)		347	74,615
Builders FirstSource, Inc. (Building Products)	(a)	2,100	407,106
BWX Technologies, Inc. (Aerospace & Defense)		3,181	345,775
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,714	409,914
Carlisle Cos., Inc. (Building Products)		852	383,187
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	250	60,428
CNH Industrial N.V. (Machinery)		4,960	55,056
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,331	519,556
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	5,670	251,748
Cummins, Inc. (Machinery)		402	130,164

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Curtiss-Wright Corp. (Aerospace & Defense)		907	$298,122
Delta Air Lines, Inc. (Passenger Airlines)		100	5,079
Dover Corp. (Machinery)		590	113,127
EMCOR Group, Inc. (Construction & Engineering)		260	111,938
Equifax, Inc. (Professional Svs.)		490	143,991
Expeditors International of Washington, Inc. (Air Freight & Logistics)		540	70,956
Fastenal Co. (Trading Companies & Distributors)		1,470	104,987
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		690	137,013
Fluor Corp. (Construction & Engineering)	(a)	6,080	290,077
Fortive Corp. (Machinery)		420	33,151
FTI Consulting, Inc. (Professional Svs.)	(a)	1,240	282,174
Gates Industrial Corp. PLC (Machinery)	(a)	16,570	290,804
Generac Holdings, Inc. (Electrical Equip.)	(a)	250	39,720
Graco, Inc. (Machinery)		990	86,635
Granite Construction, Inc. (Construction & Engineering)		4,568	362,151
HEICO Corp. Class A (Aerospace & Defense)		420	85,579
Herc Holdings, Inc. (Trading Companies & Distributors)		1,673	266,726
Howmet Aerospace, Inc. (Aerospace & Defense)		4,197	420,749
Hubbell, Inc. (Electrical Equip.)		180	77,103
IDEX Corp. (Machinery)		350	75,075
Ingersoll Rand, Inc. (Machinery)		1,552	152,344
ITT, Inc. (Machinery)		2,191	327,576
Jacobs Solutions, Inc. (Professional Svs.)		500	65,450
John Bean Technologies Corp. (Machinery)		2,684	264,401
Kirby Corp. (Marine Transportation)	(a)	3,001	367,412
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		1,010	54,490
L3Harris Technologies, Inc. (Aerospace & Defense)		570	135,586
Landstar System, Inc. (Ground Transportation)		310	58,550
Leidos Holdings, Inc. (Professional Svs.)		400	65,200
Lennox International, Inc. (Building Products)		935	565,011
Lyft, Inc. Class A (Ground Transportation)	(a)	1,370	17,468
MasTec, Inc. (Construction & Engineering)	(a)	3,143	386,903
Middleby Corp. / The (Machinery)	(a)	2,785	387,477
MillerKnoll, Inc. (Commercial Svs. & Supplies)		11,339	280,754
Moog, Inc. Class A (Aerospace & Defense)		1,903	384,444
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		680	58,521
nVent Electric PLC (Electrical Equip.)		1,000	70,260
Old Dominion Freight Line, Inc. (Ground Transportation)		590	117,198
Oshkosh Corp. (Machinery)		2,568	257,339
Otis Worldwide Corp. (Machinery)		1,080	112,255
Owens Corning (Building Products)		390	68,843
Parsons Corp. (Professional Svs.)	(a)	700	72,576
Paychex, Inc. (Professional Svs.)		840	112,720
Paycom Software, Inc. (Professional Svs.)		170	28,317
Paylocity Holding Corp. (Professional Svs.)	(a)	400	65,988
Pentair PLC (Machinery)		3,732	364,952
Quanta Services, Inc. (Construction & Engineering)		430	128,205
Regal Rexnord Corp. (Electrical Equip.)		2,271	376,714
Robert Half, Inc. (Professional Svs.)		4,379	295,188
Rockwell Automation, Inc. (Electrical Equip.)		270	72,484
Rollins, Inc. (Commercial Svs. & Supplies)		2,040	103,183
Saia, Inc. (Ground Transportation)	(a)	676	295,588
Sensata Technologies Holding PLC (Electrical Equip.)		1,321	47,371
Snap-on, Inc. (Machinery)		210	60,839
Southwest Airlines Co. (Passenger Airlines)		2,410	71,408
SS&C Technologies Holdings, Inc. (Professional Svs.)		1,030	76,436
Tetra Tech, Inc. (Commercial Svs. & Supplies)		7,728	364,452
Toro Co. / The (Machinery)		670	58,109
TransUnion (Professional Svs.)		780	81,666
Trex Co., Inc. (Building Products)	(a)	610	40,614
U-Haul Holding Co. NVS (Ground Transportation)		900	64,800
Common Stocks (Continued)		Shares	Value
Industrials (continued)
United Rentals, Inc. (Trading Companies & Distributors)		198	$160,327
Veralto Corp. (Commercial Svs. & Supplies)		750	83,895
Verisk Analytics, Inc. (Professional Svs.)		449	120,314
Vertiv Holdings Co. Class A (Electrical Equip.)		1,090	108,444
Vestis Corp. (Commercial Svs. & Supplies)		981	14,617
W.W. Grainger, Inc. (Trading Companies & Distributors)		120	124,657
WESCO International, Inc. (Trading Companies & Distributors)		350	58,793
Westinghouse Air Brake Technologies Corp. (Machinery)		510	92,703
WillScot Mobile Mini Holdings Corp. (Construction & Engineering)	(a)	8,182	307,643
WNS Holdings Ltd. (Professional Svs.)	(a)	3,900	205,569
Woodward, Inc. (Aerospace & Defense)		320	54,883
XPO, Inc. (Ground Transportation)	(a)	3,329	357,901
Xylem, Inc. (Machinery)		730	98,572
			17,253,232
Information Technology–15.5%
ACI Worldwide, Inc. (Software)	(a)	5,518	280,866
Amdocs Ltd. (IT Svs.)		1,000	87,480
Amkor Technology, Inc. (Semiconductors & Equip.)		9,460	289,476
ANSYS, Inc. (Software)	(a)	350	111,520
AppLovin Corp. Class A (Software)	(a)	790	103,134
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	440	58,445
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	1,020	53,438
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		4,590	249,283
Belden, Inc. (Electronic Equip., Instr. & Comp.)		1,990	233,089
Bentley Systems, Inc. Class B (Software)		1,100	55,891
BILL Holdings, Inc. (Software)	(a)	490	25,852
Calix, Inc. (Communications Equip.)	(a)	5,210	202,096
CCC Intelligent Solutions Holdings, Inc. (Software)	(a)	4,820	53,261
CDW Corp. (Electronic Equip., Instr. & Comp.)		350	79,205
Cloudflare, Inc. Class A (IT Svs.)	(a)	900	72,801
Cognizant Technology Solutions Corp. Class A (IT Svs.)		1,710	131,978
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,745	332,968
CommVault Systems, Inc. (Software)	(a)	1,379	212,159
Corning, Inc. (Electronic Equip., Instr. & Comp.)		2,270	102,491
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		980	54,978
CyberArk Software Ltd. (Software)	(a)	404	117,810
Datadog, Inc. Class A (Software)	(a)	924	106,315
Dynatrace, Inc. (Software)	(a)	1,460	78,066
Entegris, Inc. (Semiconductors & Equip.)		680	76,520
EPAM Systems, Inc. (IT Svs.)	(a)	220	43,787
F5, Inc. (Communications Equip.)	(a)	1,520	334,704
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	1,581	373,812
Fair Isaac Corp. (Software)	(a)	189	367,325
First Solar, Inc. (Semiconductors & Equip.)	(a)	370	92,293
FormFactor, Inc. (Semiconductors & Equip.)	(a)	3,792	174,432
Freshworks, Inc. Class A (Software)	(a)	12,612	144,786
Gartner, Inc. (IT Svs.)	(a)	220	111,487
Gen Digital, Inc. (Software)		13,442	368,714
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	860	34,615
GoDaddy, Inc. Class A (IT Svs.)	(a)	490	76,822
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5,300	108,438
HP, Inc. (Tech. Hardware, Storage & Periph.)		2,550	91,469
HubSpot, Inc. (Software)	(a)	557	296,101
Informatica, Inc. Class A (Software)	(a)	1,900	48,032
Juniper Networks, Inc. (Communications Equip.)		1,590	61,978
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	380	60,393
Klaviyo, Inc. Class A (Software)	(a)	9,137	323,267
Lumentum Holdings, Inc. (Communications Equip.)	(a)	3,753	237,865

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	3,280	$364,933
Manhattan Associates, Inc. (Software)	(a)	1,812	509,861
Microchip Technology, Inc. (Semiconductors & Equip.)		1,376	110,479
MicroStrategy, Inc. Class A (Software)	(a)	500	84,300
Monday.com Ltd. (Software)	(a)	1,147	318,602
MongoDB, Inc. (IT Svs.)	(a)	228	61,640
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		369	341,140
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		640	79,046
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,516	271,243
Nutanix, Inc. Class A (Software)	(a)	4,937	292,517
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	1,404	101,944
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	260	53,966
Palantir Technologies, Inc. Class A (Software)	(a)	6,290	233,988
Procore Technologies, Inc. (Software)	(a)	840	51,845
PTC, Inc. (Software)	(a)	2,006	362,404
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	7,220	362,733
Qorvo, Inc. (Semiconductors & Equip.)	(a)	470	48,551
Samsara, Inc. Class A (Software)	(a)	6,441	309,941
Semtech Corp. (Semiconductors & Equip.)	(a)	8,097	369,709
Skyworks Solutions, Inc. (Semiconductors & Equip.)		680	67,164
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	150	62,460
Synaptics, Inc. (Semiconductors & Equip.)	(a)	2,725	211,405
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		2,658	319,173
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	175	76,591
Teradyne, Inc. (Semiconductors & Equip.)		680	91,072
Tyler Technologies, Inc. (Software)	(a)	180	105,070
Unity Software, Inc. (Software)	(a)	2,300	52,026
Universal Display Corp. (Semiconductors & Equip.)		1,634	342,977
VeriSign, Inc. (IT Svs.)	(a)	410	77,884
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	1,250	85,363
Wolfspeed, Inc. (Semiconductors & Equip.)	(a)	772	7,488
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	220	81,470
Zoom Video Communications, Inc. Class A (Software)	(a)	870	60,674
Zscaler, Inc. (Software)	(a)	370	63,248
			12,552,349
Materials–3.2%
Alcoa Corp. (Metals & Mining)		2,283	88,078
Amcor PLC (Containers & Packaging)		6,490	73,532
ATI, Inc. (Metals & Mining)	(a)	920	61,557
Avery Dennison Corp. (Containers & Packaging)		260	57,398
Avient Corp. (Chemicals)		6,099	306,902
Ball Corp. (Containers & Packaging)		930	63,156
Berry Global Group, Inc. (Containers & Packaging)		3,360	228,413
Celanese Corp. (Chemicals)		490	66,620
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	219	2,797
Corteva, Inc. (Chemicals)		2,083	122,460
Crown Holdings, Inc. (Containers & Packaging)		630	60,404
Dow, Inc. (Chemicals)		2,130	116,362
DuPont de Nemours, Inc. (Chemicals)		1,282	114,239
Eastman Chemical Co. (Chemicals)		660	73,887
Element Solutions, Inc. (Chemicals)		9,921	269,454
Graphic Packaging Holding Co. (Containers & Packaging)		50	1,480
International Flavors & Fragrances, Inc. (Chemicals)		759	79,642
Louisiana-Pacific Corp. (Paper & Forest Products)		750	80,595
Common Stocks (Continued)		Shares	Value
Materials (continued)
LyondellBasell Industries N.V. Class A (Chemicals)		760	$72,884
Martin Marietta Materials, Inc. (Construction Materials)		150	80,737
Nucor Corp. (Metals & Mining)		330	49,612
Packaging Corp. of America (Containers & Packaging)		379	81,637
PPG Industries, Inc. (Chemicals)		700	92,722
Royal Gold, Inc. (Metals & Mining)		500	70,150
Sealed Air Corp. (Containers & Packaging)		1,230	44,649
Smurfit WestRock PLC (Containers & Packaging)		1,503	74,278
Steel Dynamics, Inc. (Metals & Mining)		480	60,518
United States Steel Corp. (Metals & Mining)		1,210	42,749
Vulcan Materials Co. (Construction Materials)		320	80,138
			2,617,050
Real Estate–5.9%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		550	65,313
American Homes 4 Rent Class A (Residential REITs)		2,060	79,083
Americold Realty Trust, Inc. (Industrial REITs)		1,890	53,430
AvalonBay Communities, Inc. (Residential REITs)		420	94,605
Brixmor Property Group, Inc. (Retail REITs)		2,660	74,108
Broadstone Net Lease, Inc. (Diversified REITs)		8,471	160,525
BXP, Inc. (Office REITs)		700	56,322
Camden Property Trust (Residential REITs)		590	72,883
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	710	88,381
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	1,620	122,213
Crown Castle, Inc. (Specialized REITs)		1,310	155,405
CubeSmart (Specialized REITs)		5,201	279,970
Digital Realty Trust, Inc. (Specialized REITs)		980	158,593
Equity LifeStyle Properties, Inc. (Residential REITs)		1,100	78,474
Equity Residential (Residential REITs)		1,140	84,884
Essex Property Trust, Inc. (Residential REITs)		270	79,763
Extra Space Storage, Inc. (Specialized REITs)		689	124,151
First Industrial Realty Trust, Inc. (Industrial REITs)		3,691	206,622
Gaming & Leisure Properties, Inc. (Specialized REITs)		1,640	84,378
Healthpeak Properties, Inc. (Health Care REITs)		2,220	50,771
Independence Realty Trust, Inc. (Residential REITs)		15,950	326,975
Invitation Homes, Inc. (Residential REITs)		1,780	62,763
Iron Mountain, Inc. (Specialized REITs)		940	111,700
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	1,541	415,777
Kimco Realty Corp. (Retail REITs)		3,630	84,289
Lineage, Inc. (Industrial REITs)		2,728	213,821
Mid-America Apartment Communities, Inc. (Residential REITs)		480	76,272
Realty Income Corp. (Retail REITs)		1,740	110,351
Regency Centers Corp. (Retail REITs)		950	68,619
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)		2,272	243,649
SBA Communications Corp. (Specialized REITs)		320	77,024
Simon Property Group, Inc. (Retail REITs)		950	160,569
STAG Industrial, Inc. (Industrial REITs)		7,200	281,448
Ventas, Inc. (Health Care REITs)		1,180	75,673
VICI Properties, Inc. (Specialized REITs)		3,360	111,922
W.P. Carey, Inc. (Diversified REITs)		1,020	63,546
Weyerhaeuser Co. (Specialized REITs)		2,120	71,783
Zillow Group, Inc. Class C (Real Estate Mgmt. & Development)	(a)	1,290	82,367
			4,808,422
Utilities–3.1%
Ameren Corp. (Multi-Utilities)		1,010	88,335
American Water Works Co., Inc. (Water Utilities)		750	109,680

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Atmos Energy Corp. (Gas Utilities)	490	$67,968
Avangrid, Inc. (Electric Utilities)	1,500	53,685
Brookfield Renewable Corp. Class A (Ind. Power & Renewable Elec.)	110	3,593
CenterPoint Energy, Inc. (Multi-Utilities)	1,940	57,075
CMS Energy Corp. (Multi-Utilities)	880	62,154
Consolidated Edison, Inc. (Multi-Utilities)	810	84,345
DTE Energy Co. (Multi-Utilities)	790	101,444
Edison International (Electric Utilities)	1,470	128,022
Entergy Corp. (Electric Utilities)	830	109,236
Essential Utilities, Inc. (Water Utilities)	1,620	62,483
Evergy, Inc. (Electric Utilities)	1,160	71,932
Eversource Energy (Electric Utilities)	1,400	95,270
Exelon Corp. (Electric Utilities)	3,020	122,461
FirstEnergy Corp. (Electric Utilities)	2,210	98,014
IDACORP, Inc. (Electric Utilities)	2,800	288,652
OGE Energy Corp. (Electric Utilities)	1,760	72,195
PG&E Corp. (Electric Utilities)	7,056	139,497
Portland General Electric Co. (Electric Utilities)	5,310	254,349
Common Stocks (Continued)	Shares	Value
Utilities (continued)
PPL Corp. (Electric Utilities)	1,290	$42,673
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,170	104,376
Vistra Corp. (Ind. Power & Renewable Elec.)	1,110	131,580
WEC Energy Group, Inc. (Multi-Utilities)	930	89,447
Xcel Energy, Inc. (Electric Utilities)	1,680	109,704
		2,548,170
Total Common Stocks (Cost $71,614,949)		$80,665,608

Exchange Traded Funds–0.2%		Shares	Value
iShares Russell Mid-Cap ETF		1,989	$175,310
Total Exchange Traded Funds (Cost $169,076)			$175,310
Total Investments – 99.6% (Cost $71,784,025)	(b)		$80,840,918
Other Assets in Excess of Liabilities – 0.4%			336,498
Net Assets – 100.0%			$81,177,416

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
NVS:	Non Voting Shares
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks–99.6%		Shares	Value
Communication Services–8.8%
Alphabet, Inc. Class A (Interactive Media & Svs.)		149,970	$24,872,524
Alphabet, Inc. Class C (Interactive Media & Svs.)		122,943	20,554,840
AT&T, Inc. (Diversified Telecom. Svs.)		183,534	4,037,748
Charter Communications, Inc. Class A (Media)	(a)	2,484	805,015
Comcast Corp. Class A (Media)		98,881	4,130,259
Electronic Arts, Inc. (Entertainment)		6,154	882,730
Fox Corp. Class A (Media)		5,751	243,440
Fox Corp. Class B (Media)		3,376	130,989
Interpublic Group of Cos., Inc. / The (Media)		9,614	304,091
Live Nation Entertainment, Inc. (Entertainment)	(a)	4,009	438,945
Match Group, Inc. (Interactive Media & Svs.)	(a)	6,601	249,782
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		55,922	32,011,990
Netflix, Inc. (Entertainment)	(a)	10,985	7,791,331
News Corp. Class A (Media)		9,685	257,912
News Corp. Class B (Media)		2,872	80,272
Omnicom Group, Inc. (Media)		5,008	517,777
Paramount Global Class B (Media)		15,223	161,668
Take-Two Interactive Software, Inc. (Entertainment)	(a)	4,173	641,432
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		12,544	2,588,580
Verizon Communications, Inc. (Diversified Telecom. Svs.)		107,749	4,839,008
Walt Disney Co. / The (Entertainment)		46,422	4,465,332
Warner Bros. Discovery, Inc. (Entertainment)	(a)	57,112	471,174
			110,476,839
Consumer Discretionary–10.0%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	11,263	1,428,261
Amazon.com, Inc. (Broadline Retail)	(a)	239,099	44,551,317
Aptiv PLC (Automobile Components)	(a)	6,803	489,884
AutoZone, Inc. (Specialty Retail)	(a)	437	1,376,567
Best Buy Co., Inc. (Specialty Retail)		5,025	519,083
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		858	3,613,999
BorgWarner, Inc. (Automobile Components)		5,830	211,571
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5,537	231,114
CarMax, Inc. (Specialty Retail)	(a)	3,995	309,133
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	25,858	477,856
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	35,054	2,019,812
D.R. Horton, Inc. (Household Durables)		7,511	1,432,873
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3,032	497,642
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	3,903	622,333
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		895	384,975
eBay, Inc. (Broadline Retail)		12,517	814,982
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	3,191	472,332
Ford Motor Co. (Automobiles)		99,939	1,055,356
Garmin Ltd. (Household Durables)		3,936	692,854
General Motors Co. (Automobiles)		28,769	1,290,002
Genuine Parts Co. (Distributors)		3,566	498,099
Hasbro, Inc. (Leisure Products)		3,354	242,561
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		6,308	1,453,994
Home Depot, Inc. / The (Specialty Retail)		25,382	10,284,786
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		9,048	455,476
Lennar Corp. Class A (Household Durables)		6,187	1,159,939
LKQ Corp. (Distributors)		6,738	268,981
Lowe's Cos., Inc. (Specialty Retail)		14,586	3,950,618
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,944	798,854
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		5,981	1,486,877
McDonald's Corp. (Hotels, Restaurants & Leisure)		18,362	5,591,413
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	5,909	$230,983
Mohawk Industries, Inc. (Household Durables)	(a)	1,341	215,472
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		30,753	2,718,565
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	11,255	230,840
NVR, Inc. (Household Durables)	(a)	79	775,132
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,485	1,710,126
Pool Corp. (Distributors)		979	368,887
PulteGroup, Inc. (Household Durables)		5,312	762,431
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,025	198,717
Ross Stores, Inc. (Specialty Retail)		8,538	1,285,054
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		6,062	1,075,156
Starbucks Corp. (Hotels, Restaurants & Leisure)		29,006	2,827,795
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		5,893	276,853
Tesla, Inc. (Automobiles)	(a)	71,020	18,580,963
TJX Cos., Inc. / The (Specialty Retail)		28,928	3,400,197
Tractor Supply Co. (Specialty Retail)		2,761	803,258
Ulta Beauty, Inc. (Specialty Retail)	(a)	1,221	475,116
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		2,394	229,537
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		7,197	1,005,493
			125,854,119
Consumer Staples–5.9%
Altria Group, Inc. (Tobacco)		43,673	2,229,070
Archer-Daniels-Midland Co. (Food Products)		12,239	731,158
Brown-Forman Corp. Class B (Beverages)		4,692	230,846
Bunge Global SA (Food Products)		3,626	350,417
Campbell Soup Co. (Food Products)		5,044	246,752
Church & Dwight Co., Inc. (Household Products)		6,266	656,176
Clorox Co. / The (Household Products)		3,170	516,425
Coca-Cola Co. / The (Beverages)		99,286	7,134,692
Colgate-Palmolive Co. (Household Products)		20,915	2,171,186
Conagra Brands, Inc. (Food Products)		12,262	398,760
Constellation Brands, Inc. Class A (Beverages)		4,011	1,033,595
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		11,348	10,060,229
Dollar General Corp. (Consumer Staples Distribution & Retail)		5,629	476,045
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	5,172	363,695
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		5,965	594,651
General Mills, Inc. (Food Products)		14,248	1,052,215
Hershey Co. / The (Food Products)		3,780	724,928
Hormel Foods Corp. (Food Products)		7,438	235,785
J. M. Smucker Co. / The (Food Products)		2,724	329,876
Kellanova (Food Products)		6,867	554,236
Kenvue, Inc. (Personal Care Products)		49,022	1,133,879
Keurig Dr Pepper, Inc. (Beverages)		27,075	1,014,771
Kimberly-Clark Corp. (Household Products)		8,621	1,226,596
Kraft Heinz Co. / The (Food Products)		22,592	793,205
Kroger Co. / The (Consumer Staples Distribution & Retail)		16,997	973,928
Lamb Weston Holdings, Inc. (Food Products)		3,677	238,049
McCormick & Co., Inc. (Food Products)		6,451	530,917
Molson Coors Beverage Co. Class B (Beverages)		4,497	258,667
Mondelez International, Inc. Class A (Food Products)		34,192	2,518,925
Monster Beverage Corp. (Beverages)	(a)	18,053	941,825
PepsiCo, Inc. (Beverages)		35,159	5,978,788
Philip Morris International, Inc. (Tobacco)		39,798	4,831,477
Procter & Gamble Co. / The (Household Products)		60,256	10,436,339
Sysco Corp. (Consumer Staples Distribution & Retail)		12,587	982,541

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Target Corp. (Consumer Staples Distribution & Retail)		11,842	$1,845,694
Tyson Foods, Inc. Class A (Food Products)		7,316	435,741
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		18,340	164,326
Walmart, Inc. (Consumer Staples Distribution & Retail)		111,179	8,977,704
			73,374,109
Energy–3.3%
APA Corp. (Oil, Gas & Consumable Fuels)		9,468	231,587
Baker Hughes Co. (Energy Equip. & Svs.)		25,428	919,222
Chevron Corp. (Oil, Gas & Consumable Fuels)		43,537	6,411,694
ConocoPhillips (Oil, Gas & Consumable Fuels)		29,724	3,129,343
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		18,923	453,206
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		16,029	627,055
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		4,795	826,658
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		14,554	1,789,123
EQT Corp. (Oil, Gas & Consumable Fuels)		15,205	557,111
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		113,721	13,330,376
Halliburton Co. (Energy Equip. & Svs.)		22,597	656,443
Hess Corp. (Oil, Gas & Consumable Fuels)		7,074	960,649
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		49,425	1,091,798
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		14,318	381,288
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		8,567	1,395,650
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		17,235	888,292
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		14,950	1,362,394
Phillips 66 (Oil, Gas & Consumable Fuels)		10,714	1,408,355
Schlumberger N.V. (Energy Equip. & Svs.)		36,347	1,524,757
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		5,608	830,040
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		8,201	1,107,381
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		31,200	1,424,280
			41,306,702
Financials–12.9%
Aflac, Inc. (Insurance)		12,901	1,442,332
Allstate Corp. / The (Insurance)		6,759	1,281,844
American Express Co. (Consumer Finance)		14,376	3,898,771
American International Group, Inc. (Insurance)		16,483	1,207,050
Ameriprise Financial, Inc. (Capital Markets)		2,513	1,180,633
Aon PLC Class A (Insurance)		5,561	1,924,050
Arch Capital Group Ltd. (Insurance)	(a)	9,587	1,072,594
Arthur J. Gallagher & Co. (Insurance)		5,608	1,577,923
Assurant, Inc. (Insurance)		1,326	263,688
Bank of America Corp. (Banks)		172,798	6,856,625
Bank of New York Mellon Corp. / The (Capital Markets)		18,889	1,357,364
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	46,887	21,580,211
BlackRock, Inc. (Capital Markets)	(a)	3,564	3,384,054
Blackstone, Inc. (Capital Markets)		18,431	2,822,339
Brown & Brown, Inc. (Insurance)		6,060	627,816
Capital One Financial Corp. (Consumer Finance)		9,774	1,463,461
CBOE Global Markets, Inc. (Capital Markets)		2,678	548,642
Charles Schwab Corp. / The (Capital Markets)		38,239	2,478,270
Chubb Ltd. (Insurance)		9,616	2,773,158
Cincinnati Financial Corp. (Insurance)		3,999	544,344
Citigroup, Inc. (Banks)		48,833	3,056,946
Citizens Financial Group, Inc. (Banks)		11,475	471,278
CME Group, Inc. (Capital Markets)		9,217	2,033,731
Common Stocks (Continued)		Shares	Value
Financials (continued)
Corpay, Inc. (Financial Services)	(a)	1,777	$555,774
Discover Financial Services (Consumer Finance)		6,427	901,644
Erie Indemnity Co. Class A (Insurance)		638	344,405
Everest Group Ltd. (Insurance)		1,108	434,148
FactSet Research Systems, Inc. (Capital Markets)		974	447,894
Fidelity National Information Services, Inc. (Financial Services)		13,965	1,169,569
Fifth Third Bancorp (Banks)		17,324	742,160
Fiserv, Inc. (Financial Services)	(a)	14,737	2,647,502
Franklin Resources, Inc. (Capital Markets)		7,898	159,145
Global Payments, Inc. (Financial Services)		6,513	667,061
Globe Life, Inc. (Insurance)		2,299	243,487
Goldman Sachs Group, Inc. / The (Capital Markets)		8,083	4,001,974
Hartford Financial Services Group, Inc. / The (Insurance)		7,500	882,075
Huntington Bancshares, Inc. (Banks)		37,177	546,502
Intercontinental Exchange, Inc. (Capital Markets)		14,696	2,360,765
Invesco Ltd. (Capital Markets)		11,518	202,256
Jack Henry & Associates, Inc. (Financial Services)		1,866	329,424
JPMorgan Chase & Co. (Banks)		72,826	15,356,090
KeyCorp (Banks)		23,757	397,930
KKR & Co., Inc. (Capital Markets)		17,263	2,254,203
Loews Corp. (Insurance)		4,664	368,689
M&T Bank Corp. (Banks)		4,275	761,463
MarketAxess Holdings, Inc. (Capital Markets)		966	247,489
Marsh & McLennan Cos., Inc. (Insurance)		12,587	2,808,034
Mastercard, Inc. Class A (Financial Services)		21,118	10,428,068
MetLife, Inc. (Insurance)		15,058	1,241,984
Moody's Corp. (Capital Markets)		4,009	1,902,631
Morgan Stanley (Capital Markets)		31,887	3,323,901
MSCI, Inc. (Capital Markets)		2,013	1,173,438
Nasdaq, Inc. (Capital Markets)		10,592	773,322
Northern Trust Corp. (Capital Markets)		5,161	464,645
PayPal Holdings, Inc. (Financial Services)	(a)	26,168	2,041,889
PNC Financial Services Group, Inc. / The (Banks)		10,175	1,880,849
Principal Financial Group, Inc. (Insurance)		5,454	468,499
Progressive Corp. / The (Insurance)		14,991	3,804,116
Prudential Financial, Inc. (Insurance)		9,138	1,106,612
Raymond James Financial, Inc. (Capital Markets)		4,744	580,950
Regions Financial Corp. (Banks)		23,424	546,482
S&P Global, Inc. (Capital Markets)		8,196	4,234,217
State Street Corp. (Capital Markets)		7,644	676,265
Synchrony Financial (Consumer Finance)		10,116	504,586
T. Rowe Price Group, Inc. (Capital Markets)		5,698	620,683
Travelers Cos., Inc. / The (Insurance)		5,834	1,365,856
Truist Financial Corp. (Banks)		34,277	1,466,027
U.S. Bancorp (Banks)		39,942	1,826,548
Visa, Inc. (Financial Services)		42,758	11,756,312
W. R. Berkley Corp. (Insurance)		7,695	436,537
Wells Fargo & Co. (Banks)		87,125	4,921,691
Willis Towers Watson PLC (Insurance)		2,599	765,483
			160,988,398
Health Care–11.6%
Abbott Laboratories (Health Care Equip. & Supplies)		44,535	5,077,435
AbbVie, Inc. (Biotechnology)		45,212	8,928,466
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		7,468	1,108,849
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	1,797	457,013
Amgen, Inc. (Biotechnology)		13,754	4,431,676
Baxter International, Inc. (Health Care Equip. & Supplies)		13,059	495,850
Becton Dickinson & Co. (Health Care Equip. & Supplies)		7,398	1,783,658
Biogen, Inc. (Biotechnology)	(a)	3,728	722,636
Bio-Techne Corp. (Life Sciences Tools & Svs.)		4,034	322,438

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	37,694	$3,158,757
Bristol-Myers Squibb Co. (Pharmaceuticals)		51,894	2,684,996
Cardinal Health, Inc. (Health Care Providers & Svs.)		6,242	689,866
Catalent, Inc. (Pharmaceuticals)	(a)	4,632	280,560
Cencora, Inc. (Health Care Providers & Svs.)		4,465	1,004,982
Centene Corp. (Health Care Providers & Svs.)	(a)	13,465	1,013,645
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	1,322	260,394
Cigna Group / The (Health Care Providers & Svs.)		7,155	2,478,778
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)	(a)	5,097	562,403
CVS Health Corp. (Health Care Providers & Svs.)		32,200	2,024,736
Danaher Corp. (Life Sciences Tools & Svs.)		16,453	4,574,263
DaVita, Inc. (Health Care Providers & Svs.)	(a)	1,181	193,601
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	10,257	687,629
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	15,419	1,017,500
Elevance Health, Inc. (Health Care Providers & Svs.)		5,935	3,086,200
Eli Lilly & Co. (Pharmaceuticals)		20,192	17,888,900
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		11,688	1,096,919
Gilead Sciences, Inc. (Biotechnology)		31,868	2,671,813
HCA Healthcare, Inc. (Health Care Providers & Svs.)		4,756	1,932,981
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	3,243	236,415
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	5,945	484,280
Humana, Inc. (Health Care Providers & Svs.)		3,082	976,193
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	2,107	1,064,499
Incyte Corp. (Biotechnology)	(a)	4,092	270,481
Insulet Corp. (Health Care Equip. & Supplies)	(a)	1,795	417,786
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	9,079	4,460,240
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	4,433	1,050,488
Johnson & Johnson (Pharmaceuticals)		61,617	9,985,651
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		2,149	480,259
McKesson Corp. (Health Care Providers & Svs.)		3,319	1,640,980
Medtronic PLC (Health Care Equip. & Supplies)		32,830	2,955,685
Merck & Co., Inc. (Pharmaceuticals)		64,882	7,368,000
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	543	814,337
Moderna, Inc. (Biotechnology)	(a)	8,659	578,681
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	1,500	516,840
Pfizer, Inc. (Pharmaceuticals)		145,048	4,197,689
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2,849	442,307
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,716	2,855,168
ResMed, Inc. (Health Care Equip. & Supplies)		3,761	918,135
Revvity, Inc. (Life Sciences Tools & Svs.)		3,157	403,307
Solventum Corp. (Health Care Equip. & Supplies)	(a)	3,537	246,600
STERIS PLC (Health Care Equip. & Supplies)		2,524	612,171
Stryker Corp. (Health Care Equip. & Supplies)		8,776	3,170,418
Teleflex, Inc. (Health Care Equip. & Supplies)		1,206	298,268
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		9,778	6,048,377
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		23,636	13,819,496
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		1,522	348,553
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	6,607	3,072,784
Viatris, Inc. (Pharmaceuticals)		30,550	354,686
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,519	546,673
Common Stocks (Continued)		Shares	Value
Health Care (continued)
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		1,857	$557,397
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		5,213	562,743
Zoetis, Inc. (Pharmaceuticals)		11,597	2,265,822
			144,658,353
Industrials–8.5%
3M Co. (Industrial Conglomerates)		14,062	1,922,275
A. O. Smith Corp. (Building Products)		3,071	275,868
Allegion PLC (Building Products)		2,230	325,000
Amentum Holdings, Inc. (Professional Svs.)	(a)	3,205	103,361
AMETEK, Inc. (Electrical Equip.)		5,927	1,017,725
Automatic Data Processing, Inc. (Professional Svs.)		10,438	2,888,508
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,838	734,465
Boeing Co. / The (Aerospace & Defense)	(a)	14,983	2,278,015
Broadridge Financial Solutions, Inc. (Professional Svs.)		2,987	642,295
Builders FirstSource, Inc. (Building Products)	(a)	2,981	577,897
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,002	331,331
Carrier Global Corp. (Building Products)		21,490	1,729,730
Caterpillar, Inc. (Machinery)		12,412	4,854,581
Cintas Corp. (Commercial Svs. & Supplies)		8,770	1,805,568
Copart, Inc. (Commercial Svs. & Supplies)	(a)	22,415	1,174,546
CSX Corp. (Ground Transportation)		49,625	1,713,551
Cummins, Inc. (Machinery)		3,508	1,135,855
Dayforce, Inc. (Professional Svs.)	(a)	4,047	247,879
Deere & Co. (Machinery)		6,560	2,737,685
Delta Air Lines, Inc. (Passenger Airlines)		16,414	833,667
Dover Corp. (Machinery)		3,518	674,541
Eaton Corp. PLC (Electrical Equip.)		10,190	3,377,374
Emerson Electric Co. (Electrical Equip.)		14,659	1,603,255
Equifax, Inc. (Professional Svs.)		3,167	930,655
Expeditors International of Washington, Inc. (Air Freight & Logistics)		3,612	474,617
Fastenal Co. (Trading Companies & Distributors)		14,658	1,046,874
FedEx Corp. (Air Freight & Logistics)		5,769	1,578,860
Fortive Corp. (Machinery)		8,968	707,844
GE Vernova, Inc. (Electrical Equip.)	(a)	7,034	1,793,529
Generac Holdings, Inc. (Electrical Equip.)	(a)	1,540	244,675
General Dynamics Corp. (Aerospace & Defense)		6,601	1,994,822
General Electric Co. (Aerospace & Defense)		27,755	5,234,038
Honeywell International, Inc. (Industrial Conglomerates)		16,668	3,445,442
Howmet Aerospace, Inc. (Aerospace & Defense)		10,447	1,047,312
Hubbell, Inc. (Electrical Equip.)		1,374	588,553
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		1,004	265,438
IDEX Corp. (Machinery)		1,938	415,701
Illinois Tool Works, Inc. (Machinery)		6,916	1,812,476
Ingersoll Rand, Inc. (Machinery)		10,328	1,013,796
J.B. Hunt Transport Services, Inc. (Ground Transportation)		2,062	355,344
Jacobs Solutions, Inc. (Professional Svs.)		3,205	419,535
Johnson Controls International PLC (Building Products)		17,099	1,327,053
L3Harris Technologies, Inc. (Aerospace & Defense)		4,856	1,155,097
Leidos Holdings, Inc. (Professional Svs.)		3,448	562,024
Lockheed Martin Corp. (Aerospace & Defense)		5,430	3,174,161
Masco Corp. (Building Products)		5,586	468,889
Nordson Corp. (Machinery)		1,393	365,844
Norfolk Southern Corp. (Ground Transportation)		5,787	1,438,069
Northrop Grumman Corp. (Aerospace & Defense)		3,519	1,858,278
Old Dominion Freight Line, Inc. (Ground Transportation)		4,827	958,835
Otis Worldwide Corp. (Machinery)		10,253	1,065,697
PACCAR, Inc. (Machinery)		13,418	1,324,088

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Parker-Hannifin Corp. (Machinery)		3,290	$2,078,688
Paychex, Inc. (Professional Svs.)		8,204	1,100,895
Paycom Software, Inc. (Professional Svs.)		1,246	207,546
Pentair PLC (Machinery)		4,236	414,238
Quanta Services, Inc. (Construction & Engineering)		3,771	1,124,324
Republic Services, Inc. (Commercial Svs. & Supplies)		5,225	1,049,389
Rockwell Automation, Inc. (Electrical Equip.)		2,904	779,608
Rollins, Inc. (Commercial Svs. & Supplies)		7,190	363,670
RTX Corp. (Aerospace & Defense)		34,050	4,125,498
Snap-on, Inc. (Machinery)		1,348	390,529
Southwest Airlines Co. (Passenger Airlines)		15,336	454,406
Stanley Black & Decker, Inc. (Machinery)		3,941	434,022
Textron, Inc. (Aerospace & Defense)		4,796	424,830
Trane Technologies PLC (Building Products)		5,776	2,245,304
TransDigm Group, Inc. (Aerospace & Defense)		1,436	2,049,359
Uber Technologies, Inc. (Ground Transportation)	(a)	53,777	4,041,879
Union Pacific Corp. (Ground Transportation)		15,593	3,843,363
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	8,417	480,274
United Parcel Service, Inc. Class B (Air Freight & Logistics)		18,750	2,556,375
United Rentals, Inc. (Trading Companies & Distributors)		1,704	1,379,780
Veralto Corp. (Commercial Svs. & Supplies)		6,325	707,514
Verisk Analytics, Inc. (Professional Svs.)		3,646	976,982
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,137	1,181,127
Waste Management, Inc. (Commercial Svs. & Supplies)		9,348	1,940,645
Westinghouse Air Brake Technologies Corp. (Machinery)		4,484	815,057
Xylem, Inc. (Machinery)		6,217	839,482
			106,057,302
Information Technology–31.6%
Accenture PLC Class A (IT Svs.)		16,033	5,667,345
Adobe, Inc. (Software)	(a)	11,350	5,876,803
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	41,428	6,797,506
Akamai Technologies, Inc. (IT Svs.)	(a)	3,879	391,585
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		30,826	2,008,622
Analog Devices, Inc. (Semiconductors & Equip.)		12,701	2,923,389
ANSYS, Inc. (Software)	(a)	2,237	712,775
Apple, Inc. (Tech. Hardware, Storage & Periph.)		389,174	90,677,542
Applied Materials, Inc. (Semiconductors & Equip.)		21,193	4,282,046
Arista Networks, Inc. (Communications Equip.)	(a)	6,594	2,530,909
Autodesk, Inc. (Software)	(a)	5,515	1,519,272
Broadcom, Inc. (Semiconductors & Equip.)		119,149	20,553,202
Cadence Design Systems, Inc. (Software)	(a)	7,009	1,899,649
CDW Corp. (Electronic Equip., Instr. & Comp.)		3,419	773,720
Cisco Systems, Inc. (Communications Equip.)		103,124	5,488,259
Cognizant Technology Solutions Corp. Class A (IT Svs.)		12,687	979,183
Corning, Inc. (Electronic Equip., Instr. & Comp.)		19,713	890,042
Crowdstrike Holdings, Inc. Class A (Software)	(a)	5,910	1,657,578
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		7,363	872,810
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	3,466	391,727
EPAM Systems, Inc. (IT Svs.)	(a)	1,457	289,987
F5, Inc. (Communications Equip.)	(a)	1,492	328,538
Fair Isaac Corp. (Software)	(a)	628	1,220,531
First Solar, Inc. (Semiconductors & Equip.)	(a)	2,740	683,466
Fortinet, Inc. (Software)	(a)	16,251	1,260,265
Gartner, Inc. (IT Svs.)	(a)	1,972	999,331
Gen Digital, Inc. (Software)		13,865	380,317
GoDaddy, Inc. Class A (IT Svs.)	(a)	3,608	565,662
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		33,267	680,643
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
HP, Inc. (Tech. Hardware, Storage & Periph.)		25,048	$898,472
Intel Corp. (Semiconductors & Equip.)		109,221	2,562,325
International Business Machines Corp. (IT Svs.)		23,578	5,212,624
Intuit, Inc. (Software)		7,155	4,443,255
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		2,904	347,986
Juniper Networks, Inc. (Communications Equip.)		8,425	328,407
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,468	710,099
KLA Corp. (Semiconductors & Equip.)		3,441	2,664,745
Lam Research Corp. (Semiconductors & Equip.)	(a)	3,337	2,723,259
Microchip Technology, Inc. (Semiconductors & Equip.)		13,733	1,102,623
Micron Technology, Inc. (Semiconductors & Equip.)		28,383	2,943,601
Microsoft Corp. (Software)		190,260	81,868,878
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,248	1,153,776
Motorola Solutions, Inc. (Communications Equip.)		4,271	1,920,370
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		5,262	649,910
NVIDIA Corp. (Semiconductors & Equip.)		629,676	76,467,853
NXP Semiconductors N.V. (Semiconductors & Equip.)		6,520	1,564,865
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	10,964	796,096
Oracle Corp. (Software)		40,914	6,971,746
Palantir Technologies, Inc. Class A (Software)	(a)	51,546	1,917,511
Palo Alto Networks, Inc. (Software)	(a)	8,288	2,832,838
PTC, Inc. (Software)	(a)	3,075	555,529
Qorvo, Inc. (Semiconductors & Equip.)	(a)	2,428	250,812
QUALCOMM, Inc. (Semiconductors & Equip.)		28,515	4,848,976
Roper Technologies, Inc. (Software)		2,744	1,526,871
Salesforce, Inc. (Software)		24,803	6,788,829
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		5,375	588,724
ServiceNow, Inc. (Software)	(a)	5,273	4,716,118
Skyworks Solutions, Inc. (Semiconductors & Equip.)		4,088	403,772
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	1,289	536,740
Synopsys, Inc. (Software)	(a)	3,922	1,986,062
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		7,779	1,174,551
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,197	523,879
Teradyne, Inc. (Semiconductors & Equip.)		4,177	559,426
Texas Instruments, Inc. (Semiconductors & Equip.)		23,371	4,827,747
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,251	388,125
Tyler Technologies, Inc. (Software)	(a)	1,092	637,422
VeriSign, Inc. (IT Svs.)	(a)	2,148	408,034
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	8,358	570,768
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	1,320	488,822
			395,165,150
Materials–2.2%
Air Products & Chemicals, Inc. (Chemicals)		5,690	1,694,141
Albemarle Corp. (Chemicals)		3,008	284,888
Amcor PLC (Containers & Packaging)		36,996	419,165
Avery Dennison Corp. (Containers & Packaging)		2,061	454,986
Ball Corp. (Containers & Packaging)		7,770	527,661
Celanese Corp. (Chemicals)		2,797	380,280
CF Industries Holdings, Inc. (Chemicals)		4,618	396,224
Corteva, Inc. (Chemicals)		17,719	1,041,700
Dow, Inc. (Chemicals)		17,941	980,117
DuPont de Nemours, Inc. (Chemicals)		10,686	952,229
Eastman Chemical Co. (Chemicals)		2,992	334,954
Ecolab, Inc. (Chemicals)		6,482	1,655,049

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
FMC Corp. (Chemicals)		3,195	$210,678
Freeport-McMoRan, Inc. (Metals & Mining)		36,779	1,836,008
International Flavors & Fragrances, Inc. (Chemicals)		6,544	686,662
International Paper Co. (Containers & Packaging)		8,891	434,325
Linde PLC (Chemicals)		12,305	5,867,762
LyondellBasell Industries N.V. Class A (Chemicals)		6,657	638,406
Martin Marietta Materials, Inc. (Construction Materials)		1,564	841,823
Mosaic Co. / The (Chemicals)		8,156	218,418
Newmont Corp. (Metals & Mining)		29,370	1,569,827
Nucor Corp. (Metals & Mining)		6,075	913,316
Packaging Corp. of America (Containers & Packaging)		2,282	491,543
PPG Industries, Inc. (Chemicals)		5,972	791,051
Sherwin-Williams Co. / The (Chemicals)		5,940	2,267,120
Smurfit WestRock PLC (Containers & Packaging)		12,629	624,125
Steel Dynamics, Inc. (Metals & Mining)		3,673	463,092
Vulcan Materials Co. (Construction Materials)		3,380	846,453
			27,822,003
Real Estate–2.3%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3,985	473,219
American Tower Corp. (Specialized REITs)		11,956	2,780,487
AvalonBay Communities, Inc. (Residential REITs)		3,635	818,784
BXP, Inc. (Office REITs)		3,719	299,231
Camden Property Trust (Residential REITs)		2,729	337,113
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	7,710	959,741
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	10,490	791,366
Crown Castle, Inc. (Specialized REITs)		11,123	1,319,521
Digital Realty Trust, Inc. (Specialized REITs)		7,878	1,274,897
Equinix, Inc. (Specialized REITs)		2,430	2,156,941
Equity Residential (Residential REITs)		8,733	650,259
Essex Property Trust, Inc. (Residential REITs)		1,644	485,670
Extra Space Storage, Inc. (Specialized REITs)		5,425	977,531
Federal Realty Investment Trust (Retail REITs)		1,926	221,432
Healthpeak Properties, Inc. (Health Care REITs)		18,014	411,980
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		17,980	316,448
Invitation Homes, Inc. (Residential REITs)		14,583	514,196
Iron Mountain, Inc. (Specialized REITs)		7,508	892,176
Kimco Realty Corp. (Retail REITs)		17,255	400,661
Mid-America Apartment Communities, Inc. (Residential REITs)		2,992	475,429
Prologis, Inc. (Industrial REITs)		23,700	2,992,836
Public Storage (Specialized REITs)		4,032	1,467,124
Realty Income Corp. (Retail REITs)		22,291	1,413,695
Regency Centers Corp. (Retail REITs)		4,181	301,994
SBA Communications Corp. (Specialized REITs)		2,751	662,166
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Simon Property Group, Inc. (Retail REITs)	7,845	$1,325,962
UDR, Inc. (Residential REITs)	7,683	348,347
Ventas, Inc. (Health Care REITs)	10,575	678,175
VICI Properties, Inc. (Specialized REITs)	26,804	892,841
Welltower, Inc. (Health Care REITs)	14,812	1,896,380
Weyerhaeuser Co. (Specialized REITs)	18,617	630,372
		29,166,974
Utilities–2.5%
AES Corp. / The (Ind. Power & Renewable Elec.)	18,197	365,032
Alliant Energy Corp. (Electric Utilities)	6,566	398,491
Ameren Corp. (Multi-Utilities)	6,830	597,352
American Electric Power Co., Inc. (Electric Utilities)	13,620	1,397,412
American Water Works Co., Inc. (Water Utilities)	4,988	729,445
Atmos Energy Corp. (Gas Utilities)	3,973	551,095
CenterPoint Energy, Inc. (Multi-Utilities)	16,682	490,784
CMS Energy Corp. (Multi-Utilities)	7,646	540,037
Consolidated Edison, Inc. (Multi-Utilities)	8,852	921,759
Constellation Energy Corp. (Electric Utilities)	8,004	2,081,200
Dominion Energy, Inc. (Multi-Utilities)	21,474	1,240,982
DTE Energy Co. (Multi-Utilities)	5,299	680,445
Duke Energy Corp. (Electric Utilities)	19,761	2,278,443
Edison International (Electric Utilities)	9,885	860,885
Entergy Corp. (Electric Utilities)	5,473	720,302
Evergy, Inc. (Electric Utilities)	5,886	364,991
Eversource Energy (Electric Utilities)	9,148	622,521
Exelon Corp. (Electric Utilities)	25,597	1,037,958
FirstEnergy Corp. (Electric Utilities)	13,120	581,872
NextEra Energy, Inc. (Electric Utilities)	52,589	4,445,348
NiSource, Inc. (Multi-Utilities)	11,480	397,782
NRG Energy, Inc. (Electric Utilities)	5,283	481,281
PG&E Corp. (Electric Utilities)	54,712	1,081,656
Pinnacle West Capital Corp. (Electric Utilities)	2,907	257,531
PPL Corp. (Electric Utilities)	18,884	624,683
Public Service Enterprise Group, Inc. (Multi-Utilities)	12,751	1,137,517
Sempra (Multi-Utilities)	16,206	1,355,308
Southern Co. / The (Electric Utilities)	27,988	2,523,958
Vistra Corp. (Ind. Power & Renewable Elec.)	8,794	1,042,441
WEC Energy Group, Inc. (Multi-Utilities)	8,091	778,192
Xcel Energy, Inc. (Electric Utilities)	14,270	931,831
		31,518,534
Total Common Stocks (Cost $678,221,642)		$1,246,388,483

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	11/21/2024	$350,000	$347,705
Total U.S. Treasury Obligations (Cost $347,513)					$347,705
Total Investments – 99.6% (Cost $678,569,155)				(c)	$1,246,736,188
Other Assets in Excess of Liabilities – 0.4%				(b)	5,379,930
Net Assets – 100.0%					$1,252,116,118

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged, in addition to $35,387 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at September 30, 2024. See also the following Schedule of Open Futures Contracts.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
 Schedule of Open Futures Contracts
September 30, 2024 (Unaudited)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	26	December 20, 2024	$7,526,467	$7,558,525	$32,058	$29,814
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks–98.8%		Shares	Value
Communication Services–4.9%
Alphabet, Inc. Class A (Interactive Media & Svs.)		11,225	$1,861,666
AT&T, Inc. (Diversified Telecom. Svs.)		59,666	1,312,652
Comcast Corp. Class A (Media)		85,263	3,561,435
Fox Corp. Class A (Media)		55,291	2,340,468
Fox Corp. Class B (Media)		1,062	41,206
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	41,028	439,000
Verizon Communications, Inc. (Diversified Telecom. Svs.)		9,687	435,043
			9,991,470
Consumer Discretionary–6.6%
Amazon.com, Inc. (Broadline Retail)	(a)	11,915	2,220,122
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		115	484,394
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	44,233	817,426
D.R. Horton, Inc. (Household Durables)		8,396	1,601,705
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	1,236	197,080
Dick's Sporting Goods, Inc. (Specialty Retail)		1,230	256,701
Ford Motor Co. (Automobiles)		33,636	355,196
General Motors Co. (Automobiles)		40,286	1,806,424
Lowe's Cos., Inc. (Specialty Retail)		4,654	1,260,536
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		15,942	1,409,273
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		1,598	282,207
Toll Brothers, Inc. (Household Durables)		12,665	1,956,616
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	1,532	12,807
Whirlpool Corp. (Household Durables)		7,781	832,567
			13,493,054
Consumer Staples–7.4%
Altria Group, Inc. (Tobacco)		39,281	2,004,902
Coca-Cola Co. / The (Beverages)		5,585	401,338
Colgate-Palmolive Co. (Household Products)		16,138	1,675,286
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		800	709,216
Hershey Co. / The (Food Products)		4,619	885,832
Kimberly-Clark Corp. (Household Products)		15,598	2,219,283
Kroger Co. / The (Consumer Staples Distribution & Retail)		35,496	2,033,921
Procter & Gamble Co. / The (Household Products)		6,837	1,184,168
Walmart, Inc. (Consumer Staples Distribution & Retail)		49,246	3,976,615
			15,090,561
Energy–5.4%
Chevron Corp. (Oil, Gas & Consumable Fuels)		16,778	2,470,896
ConocoPhillips (Oil, Gas & Consumable Fuels)		22,576	2,376,801
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		21,618	845,696
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		24,054	2,819,610
Halliburton Co. (Energy Equip. & Svs.)		27,351	794,547
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		10,377	1,690,517
			10,998,067
Financials–21.5%
Allstate Corp. / The (Insurance)		9,295	1,762,797
Bank of America Corp. (Banks)		40,607	1,611,286
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	13,542	6,232,841
Brown & Brown, Inc. (Insurance)		8,658	896,969
Charles Schwab Corp. / The (Capital Markets)		3,594	232,927
Citigroup, Inc. (Banks)		20,363	1,274,724
Citizens Financial Group, Inc. (Banks)		32,714	1,343,564
Common Stocks (Continued)		Shares	Value
Financials (continued)
CME Group, Inc. (Capital Markets)		11,621	$2,564,174
Franklin Resources, Inc. (Capital Markets)		42,415	854,662
Invesco Ltd. (Capital Markets)		123,070	2,161,109
JPMorgan Chase & Co. (Banks)		22,674	4,781,040
KeyCorp (Banks)		50,412	844,401
Marsh & McLennan Cos., Inc. (Insurance)		11,919	2,659,010
Mastercard, Inc. Class A (Financial Services)		4,643	2,292,713
MetLife, Inc. (Insurance)		11,845	976,975
Morgan Stanley (Capital Markets)		2,976	310,218
Nasdaq, Inc. (Capital Markets)		34,706	2,533,885
OneMain Holdings, Inc. (Consumer Finance)		15,827	744,977
Reinsurance Group of America, Inc. (Insurance)		9,573	2,085,669
S&P Global, Inc. (Capital Markets)		3,935	2,032,900
State Street Corp. (Capital Markets)		4,913	434,653
Travelers Cos., Inc. / The (Insurance)		1,730	405,028
Unum Group (Insurance)		27,415	1,629,547
Visa, Inc. (Financial Services)		7,837	2,154,783
Wells Fargo & Co. (Banks)		15,140	855,259
			43,676,111
Health Care–16.4%
Amgen, Inc. (Biotechnology)		1,275	410,818
Biogen, Inc. (Biotechnology)	(a)	6,559	1,271,397
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	5,252	369,163
Blueprint Medicines Corp. (Biotechnology)	(a)	2,954	273,245
Bristol-Myers Squibb Co. (Pharmaceuticals)		39,212	2,028,829
Cardinal Health, Inc. (Health Care Providers & Svs.)		4,999	552,489
Centene Corp. (Health Care Providers & Svs.)	(a)	17,504	1,317,701
Cigna Group / The (Health Care Providers & Svs.)		2,742	949,938
Elevance Health, Inc. (Health Care Providers & Svs.)		4,308	2,240,160
Exelixis, Inc. (Biotechnology)	(a)	27,388	710,719
Gilead Sciences, Inc. (Biotechnology)		38,154	3,198,831
HCA Healthcare, Inc. (Health Care Providers & Svs.)		4,499	1,828,529
Ionis Pharmaceuticals, Inc. (Biotechnology)	(a)	8,292	332,178
Johnson & Johnson (Pharmaceuticals)		11,216	1,817,665
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		1,674	374,105
Medtronic PLC (Health Care Equip. & Supplies)		33,806	3,043,554
Natera, Inc. (Biotechnology)	(a)	4,874	618,754
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	4,977	573,450
Pfizer, Inc. (Pharmaceuticals)		85,615	2,477,698
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		3,839	596,005
Stryker Corp. (Health Care Equip. & Supplies)		8,154	2,945,714
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4,023	2,488,507
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		4,090	2,391,341
Zoetis, Inc. (Pharmaceuticals)		2,591	506,230
			33,317,020
Industrials–15.9%
AECOM (Construction & Engineering)		12,740	1,315,660
AMETEK, Inc. (Electrical Equip.)		6,295	1,080,914
Caterpillar, Inc. (Machinery)		2,138	836,215
Cintas Corp. (Commercial Svs. & Supplies)		10,528	2,167,505
Comfort Systems U.S.A., Inc. (Construction & Engineering)		763	297,837
CSX Corp. (Ground Transportation)		17,424	601,651
Eaton Corp. PLC (Electrical Equip.)		10,198	3,380,025
Expeditors International of Washington, Inc. (Air Freight & Logistics)		14,448	1,898,467
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		2,787	553,415

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Flowserve Corp. (Machinery)		10,189	$526,669
General Dynamics Corp. (Aerospace & Defense)		2,696	814,731
HEICO Corp. Class A (Aerospace & Defense)		2,491	507,566
Illinois Tool Works, Inc. (Machinery)		3,942	1,033,080
J.B. Hunt Transport Services, Inc. (Ground Transportation)		1,274	219,548
Lockheed Martin Corp. (Aerospace & Defense)		4,853	2,836,870
Northrop Grumman Corp. (Aerospace & Defense)		4,004	2,114,392
Oshkosh Corp. (Machinery)		19,776	1,981,753
Parker-Hannifin Corp. (Machinery)		3,051	1,927,683
Quanta Services, Inc. (Construction & Engineering)		1,228	366,128
Textron, Inc. (Aerospace & Defense)		13,408	1,187,681
Trane Technologies PLC (Building Products)		2,150	835,770
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	6,989	398,792
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,419	1,474,071
Waste Connections, Inc. (Commercial Svs. & Supplies)		4,035	721,539
Waste Management, Inc. (Commercial Svs. & Supplies)		6,500	1,349,400
WESCO International, Inc. (Trading Companies & Distributors)		3,940	661,841
Xylem, Inc. (Machinery)		9,533	1,287,241
			32,376,444
Information Technology–10.0%
Adobe, Inc. (Software)	(a)	646	334,486
Amdocs Ltd. (IT Svs.)		7,095	620,671
Apple, Inc. (Tech. Hardware, Storage & Periph.)		10,041	2,339,553
Arista Networks, Inc. (Communications Equip.)	(a)	839	322,025
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	14,816	495,299
Fortinet, Inc. (Software)	(a)	14,856	1,152,083
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		53,062	1,085,649
HubSpot, Inc. (Software)	(a)	505	268,458
Intel Corp. (Semiconductors & Equip.)		26,463	620,822
Juniper Networks, Inc. (Communications Equip.)		5,593	218,015
Lam Research Corp. (Semiconductors & Equip.)	(a)	1,806	1,473,841
Manhattan Associates, Inc. (Software)	(a)	3,003	844,984
Micron Technology, Inc. (Semiconductors & Equip.)		19,485	2,020,789
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Microsoft Corp. (Software)		5,287	$2,274,996
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		666	615,717
Motorola Solutions, Inc. (Communications Equip.)		2,281	1,025,606
NVIDIA Corp. (Semiconductors & Equip.)		3,292	399,780
QUALCOMM, Inc. (Semiconductors & Equip.)		12,468	2,120,183
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		14,376	2,170,632
			20,403,589
Materials–3.2%
Ecolab, Inc. (Chemicals)		5,858	1,495,723
Huntsman Corp. (Chemicals)		49,219	1,191,100
Louisiana-Pacific Corp. (Paper & Forest Products)		7,187	772,315
LyondellBasell Industries N.V. Class A (Chemicals)		12,112	1,161,541
Nucor Corp. (Metals & Mining)		8,300	1,247,822
Packaging Corp. of America (Containers & Packaging)		1,223	263,434
Westlake Corp. (Chemicals)		3,097	465,448
			6,597,383
Real Estate–4.0%
Camden Property Trust (Residential REITs)		10,412	1,286,194
Equinix, Inc. (Specialized REITs)		857	760,699
First Industrial Realty Trust, Inc. (Industrial REITs)		17,822	997,676
Kimco Realty Corp. (Retail REITs)		50,950	1,183,059
Lineage, Inc. (Industrial REITs)		4,463	349,810
Simon Property Group, Inc. (Retail REITs)		13,819	2,335,687
Ventas, Inc. (Health Care REITs)		17,851	1,144,785
			8,057,910
Utilities–3.5%
AES Corp. / The (Ind. Power & Renewable Elec.)		39,823	798,849
CMS Energy Corp. (Multi-Utilities)		27,349	1,931,660
Exelon Corp. (Electric Utilities)		35,559	1,441,917
OGE Energy Corp. (Electric Utilities)		49,329	2,023,476
PPL Corp. (Electric Utilities)		26,144	864,844
			7,060,746
Total Common Stocks (Cost $174,865,923)			$201,062,355
Total Investments – 98.8% (Cost $174,865,923)	(b)		$201,062,355
Other Assets in Excess of Liabilities – 1.2%	(c)		2,408,279
Net Assets – 100.0%			$203,470,634

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $176,660 of cash pledged as collateral for the futures contracts outstanding at September 30, 2024. See also the following Schedule of Open Futures Contracts.
 Schedule of Open Futures Contracts
September 30, 2024 (Unaudited)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	11	December 20, 2024	$3,133,448	$3,197,838	$64,390	$12,650
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Corporate Bonds–95.4%		Rate	Maturity	Face Amount	Value
Communication Services–9.2%
Audacy Capital Corp. (Acquired 03/11/2021 through 07/09/2021, Cost $357,500) (Media)	(a)(b)	6.750%	03/31/2029	$350,000	$7,000
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	425,000	426,331
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.125%	05/01/2027	200,000	196,843
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	650,000	632,292
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	06/01/2029	125,000	120,462
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.750%	03/01/2030	1,075,000	988,824
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	250,000	226,619
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	7.375%	03/01/2031	325,000	332,759
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	06/01/2033	200,000	169,847
CMG Media Corp. (Media)	(a)	8.875%	12/15/2027	125,000	73,125
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	500,000	439,726
CSC Holdings LLC (Media)	(a)	4.125%	12/01/2030	400,000	291,502
CSC Holdings LLC (Media)	(a)	4.625%	12/01/2030	125,000	63,437
CSC Holdings LLC (Media)	(a)	3.375%	02/15/2031	200,000	141,810
CSC Holdings LLC (Media)	(a)	4.500%	11/15/2031	150,000	109,199
DISH DBS Corp. (Media)		7.375%	07/01/2028	100,000	74,944
DISH DBS Corp. (Media)		5.125%	06/01/2029	600,000	402,556
Gray Television, Inc. (Media)	(a)	5.375%	11/15/2031	175,000	109,449
Lamar Media Corp. (Media)		4.875%	01/15/2029	150,000	148,178
Lamar Media Corp. (Media)		3.625%	01/15/2031	100,000	91,395
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	200,000	197,698
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.625%	06/01/2028	75,000	72,921
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	275,000	257,609
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	3.625%	10/01/2031	150,000	134,326
Nexstar Media, Inc. (Media)	(a)	4.750%	11/01/2028	250,000	238,861
ROBLOX Corp. (Entertainment)	(a)	3.875%	05/01/2030	275,000	256,036
Sinclair Television Group, Inc. (Media)	(a)	5.500%	03/01/2030	150,000	108,375
Sirius XM Radio, Inc. (Media)	(a)	3.125%	09/01/2026	225,000	217,386
Sirius XM Radio, Inc. (Media)	(a)	5.000%	08/01/2027	75,000	73,783
Sirius XM Radio, Inc. (Media)	(a)	4.000%	07/15/2028	200,000	188,689
Sirius XM Radio, Inc. (Media)	(a)	4.125%	07/01/2030	525,000	476,111
Sirius XM Radio, Inc. (Media)	(a)	3.875%	09/01/2031	350,000	304,944
Stagwell Global LLC (Media)	(a)	5.625%	08/15/2029	875,000	845,966
Sunrise FinCo I B.V. (Media)	(a)	4.875%	07/15/2031	500,000	473,090
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	600,000	586,642
Univision Communications, Inc. (Media)	(a)	8.000%	08/15/2028	300,000	306,739
Univision Communications, Inc. (Media)	(a)	4.500%	05/01/2029	275,000	245,664
Univision Communications, Inc. (Media)	(a)	7.375%	06/30/2030	150,000	145,170
Virgin Media Secured Finance PLC (Media)	(a)	4.500%	08/15/2030	300,000	266,862
Virgin Media Vendor Financing Notes IV DAC (Media)	(a)	5.000%	07/15/2028	325,000	313,223
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.250%	01/31/2031	200,000	177,048
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.750%	07/15/2031	400,000	356,011
VZ Secured Financing B.V. (Media)	(a)	5.000%	01/15/2032	500,000	460,122
WMG Acquisition Corp. (Entertainment)	(a)	3.750%	12/01/2029	125,000	117,667
WMG Acquisition Corp. (Entertainment)	(a)	3.875%	07/15/2030	75,000	69,913
Ziggo Bond Co. B.V. (Diversified Telecom. Svs.)	(a)	6.000%	01/15/2027	200,000	199,901
					12,137,055
Consumer Discretionary–15.9%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	6.125%	06/15/2029	225,000	231,471
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/15/2029	150,000	152,167
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	1,250,000	1,152,676
Academy Ltd. (Specialty Retail)	(a)	6.000%	11/15/2027	450,000	451,121
Adient Global Holdings Ltd. (Automobile Components)	(a)	4.875%	08/15/2026	350,000	346,765
Adient Global Holdings Ltd. (Automobile Components)	(a)	7.000%	04/15/2028	100,000	103,005
Adient Global Holdings Ltd. (Automobile Components)	(a)	8.250%	04/15/2031	200,000	212,200
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	100,000	99,678
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	4.625%	11/15/2029	325,000	309,952
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	5.000%	02/15/2032	250,000	237,070
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	275,000	271,888
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	4.750%	06/15/2031	200,000	190,969
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	8.125%	07/01/2027	450,000	459,266
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	10/15/2029	300,000	285,365
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	02/15/2030	150,000	156,704
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.500%	02/15/2032	150,000	155,162
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	6.000%	05/01/2029	300,000	303,960
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	7.000%	08/15/2029	125,000	132,836
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/01/2027	175,000	174,341
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	04/01/2030	200,000	200,219
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	6.750%	05/01/2031	125,000	129,082
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	6.250%	05/15/2026	112,000	111,960
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	8.500%	05/15/2027	1,250,000	1,254,070
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	6.750%	05/15/2028	125,000	128,844
Dana, Inc. (Automobile Components)		4.250%	09/01/2030	250,000	224,471
Dana, Inc. (Automobile Components)		4.500%	02/15/2032	100,000	88,685
Dornoch Debt Merger Sub, Inc. (Automobile Components)	(a)	6.625%	10/15/2029	625,000	549,991
Gap, Inc. / The (Specialty Retail)	(a)	3.625%	10/01/2029	125,000	113,062
Gap, Inc. / The (Specialty Retail)	(a)	3.875%	10/01/2031	175,000	152,977
Group 1 Automotive, Inc. (Specialty Retail)	(a)	6.375%	01/15/2030	125,000	126,986

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	05/01/2028	$50,000	$50,219
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		4.875%	01/15/2030	125,000	123,342
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	3.625%	02/15/2032	200,000	180,685
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.875%	03/15/2033	200,000	203,790
IHO Verwaltungs GmbH (Automobile Components)	(a)(c)	4.750%, 5.500% PIK	09/15/2026	400,000	391,622
IHO Verwaltungs GmbH (Automobile Components)	(a)(c)	6.000%, 6.750% PIK	05/15/2027	500,000	491,311
IHO Verwaltungs GmbH (Automobile Components)	(a)(c)	6.375%, 7.125% PIK	05/15/2029	300,000	293,673
JB Poindexter & Co., Inc. (Automobile Components)	(a)	8.750%	12/15/2031	400,000	422,906
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	200,000	198,853
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4.125%	11/15/2029	225,000	212,388
LCM Investments Holdings II LLC (Specialty Retail)	(a)	4.875%	05/01/2029	350,000	336,304
LCM Investments Holdings II LLC (Specialty Retail)	(a)	8.250%	08/01/2031	275,000	292,001
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.250%	11/15/2029	325,000	336,253
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.500%	09/01/2031	150,000	157,332
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	198,000	196,755
MGM Resorts International (Hotels, Restaurants & Leisure)		4.750%	10/15/2028	75,000	73,500
MGM Resorts International (Hotels, Restaurants & Leisure)		6.125%	09/15/2029	100,000	101,245
MGM Resorts International (Hotels, Restaurants & Leisure)		6.500%	04/15/2032	300,000	305,711
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	05/01/2029	200,000	191,834
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)	(a)	8.000%	02/01/2026	850,000	840,629
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	8.125%	01/15/2029	125,000	133,650
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	7.750%	02/15/2029	325,000	348,271
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/01/2030	125,000	124,861
NCL Finance Ltd. (Hotels, Restaurants & Leisure)	(a)	6.125%	03/15/2028	275,000	280,500
Ontario Gaming GTA LP / OTG Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(a)	8.000%	08/01/2030	325,000	337,749
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.125%	07/01/2029	275,000	250,554
Raptor Acquisition Corp. / Raptor Co-Issuer LLC (Hotels, Restaurants & Leisure)	(a)	4.875%	11/01/2026	50,000	48,533
Real Hero Merger Sub 2, Inc. (Automobile Components)	(a)	6.250%	02/01/2029	325,000	282,702
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	5.500%	08/31/2026	275,000	277,692
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/30/2031	175,000	177,297
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/15/2032	75,000	77,800
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6.000%	02/01/2033	250,000	256,296
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		6.750%	03/01/2032	425,000	436,489
Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc. (Hotels, Restaurants & Leisure)	(a)	6.625%	03/01/2030	450,000	446,603
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	08/15/2029	525,000	512,325
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	275,000	273,281
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	7.250%	05/15/2031	150,000	155,358
Six Flags Theme Parks, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	07/01/2025	14,000	14,011
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	250,000	241,407
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.625%	12/01/2031	250,000	231,828
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	6.625%	03/15/2032	125,000	127,781
Velocity Vehicle Group LLC (Specialty Retail)	(a)	8.000%	06/01/2029	150,000	156,181
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.625%	03/15/2027	275,000	274,424
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	4.375%	08/15/2028	325,000	313,500
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(a)	7.125%	02/15/2031	350,000	377,614
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/15/2033	150,000	151,957
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	4.750%	01/15/2030	75,000	74,117
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	100,000	95,729
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5.375%	04/01/2032	200,000	199,326
ZF North America Capital, Inc. (Automobile Components)	(a)	6.875%	04/14/2028	200,000	201,883
ZF North America Capital, Inc. (Automobile Components)	(a)	6.750%	04/23/2030	175,000	176,491
					20,963,506
Consumer Staples–3.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	5.875%	02/15/2028	100,000	100,447
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	3.500%	03/15/2029	150,000	139,863
BellRing Brands, Inc. (Personal Care Products)	(a)	7.000%	03/15/2030	600,000	627,941
Edgewell Personal Care Co. (Personal Care Products)	(a)	5.500%	06/01/2028	175,000	173,975
Edgewell Personal Care Co. (Personal Care Products)	(a)	4.125%	04/01/2029	200,000	189,198
Energizer Holdings, Inc. (Household Products)	(a)	6.500%	12/31/2027	125,000	126,994
Energizer Holdings, Inc. (Household Products)	(a)	4.750%	06/15/2028	250,000	242,587
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	475,000	449,825
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	5.500%	10/15/2027	150,000	149,574
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	4.250%	08/01/2029	250,000	237,736
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	6.125%	09/15/2032	125,000	127,732
Post Holdings, Inc. (Food Products)	(a)	5.625%	01/15/2028	169,000	170,435
Post Holdings, Inc. (Food Products)	(a)	6.250%	02/15/2032	125,000	128,714
Post Holdings, Inc. (Food Products)	(a)	6.375%	03/01/2033	350,000	355,711
Post Holdings, Inc. (Food Products)	(a)	6.250%	10/15/2034	100,000	100,630
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	6.875%	09/15/2028	225,000	234,512
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.750%	02/15/2029	350,000	341,227
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.625%	06/01/2030	175,000	169,068
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	5.750%	04/15/2033	75,000	75,081
					4,141,250

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy–10.3%
Aethon United BR LP / Aethon United Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.500%	10/01/2029	$200,000	$202,650
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	250,000	250,219
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	625,000	625,967
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	06/15/2029	750,000	742,115
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	03/01/2030	225,000	222,298
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	500,000	501,567
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	500,000	502,484
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	11/01/2026	425,000	425,396
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.250%	12/31/2028	125,000	128,059
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	75,000	74,092
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	07/15/2029	225,000	233,907
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.250%	07/15/2032	225,000	236,115
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		3.250%	01/31/2032	150,000	134,132
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	6.375%	06/01/2026	75,000	75,159
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.375%	07/01/2028	250,000	259,867
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.625%	11/01/2030	150,000	158,922
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.750%	07/01/2031	50,000	52,927
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	04/15/2030	700,000	654,544
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/01/2029	500,000	488,151
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.875%	01/15/2030	100,000	93,509
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.375%	06/15/2031	300,000	283,981
Energy Transfer LP (Oil, Gas & Consumable Fuels)	(a)	7.375%	02/01/2031	25,000	26,596
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	7.500%	06/01/2027	175,000	180,121
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	6.500%	07/01/2027	300,000	309,031
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.500%	01/15/2029	125,000	122,284
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	01/15/2031	550,000	532,569
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.500%	07/15/2048	125,000	129,231
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.500%	02/01/2026	50,000	49,908
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	02/01/2029	50,000	50,256
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	425,000	420,471
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	6.500%	06/01/2029	100,000	103,505
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	4.250%	02/15/2030	100,000	95,485
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2030	175,000	174,634
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		6.375%	04/15/2027	175,000	177,413
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(a)	7.250%	02/15/2029	175,000	181,108
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	6.500%	04/15/2032	300,000	299,571
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/15/2033	100,000	98,323
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.500%	01/15/2028	350,000	327,932
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	7.375%	05/15/2027	50,000	50,111
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	9.125%	01/31/2030	50,000	51,565
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	8.875%	08/15/2031	125,000	118,909
Northriver Midstream Finance LP (Oil, Gas & Consumable Fuels)	(a)	6.750%	07/15/2032	375,000	387,044
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	01/15/2032	300,000	312,100
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(a)	6.250%	02/01/2033	125,000	127,017
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	7.125%	01/15/2026	124,000	123,839
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	6.875%	01/15/2029	200,000	199,584
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	75,000	74,622
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	225,000	232,893
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	4.750%	02/15/2030	125,000	120,576
Rockcliff Energy II LLC (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2029	275,000	261,283
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.875%	11/01/2028	275,000	287,679
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	275,000	274,861
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2027	25,000	25,052
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	175,000	174,808
SM Energy Co. (Oil, Gas & Consumable Fuels)	(a)	6.750%	08/01/2029	100,000	100,413
SM Energy Co. (Oil, Gas & Consumable Fuels)	(a)	7.000%	08/01/2032	75,000	75,290
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		8.375%	09/15/2028	250,000	257,178
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	75,000	74,773
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		4.750%	02/01/2032	75,000	71,746
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	02/01/2031	75,000	74,448
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	09/01/2027	200,000	201,691
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(a)	7.125%	03/15/2029	350,000	360,483
					13,662,464
Financials–13.0%
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(a)	6.000%	08/01/2029	150,000	144,671
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(a)	7.500%	11/06/2030	325,000	334,456
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	5.875%	11/01/2029	150,000	144,039
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	7.000%	01/15/2031	550,000	565,176
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	7.375%	10/01/2032	250,000	253,463
Ally Financial, Inc. (Consumer Finance)		5.750%	11/20/2025	125,000	125,540
AmWINS Group, Inc. (Insurance)	(a)	6.375%	02/15/2029	275,000	281,709
AmWINS Group, Inc. (Insurance)	(a)	4.875%	06/30/2029	600,000	575,336
Ardonagh Finco Ltd. (Insurance)	(a)	7.750%	02/15/2031	200,000	206,745
Ardonagh Group Finance Ltd. (Insurance)	(a)	8.875%	02/15/2032	1,075,000	1,111,023
AssuredPartners, Inc. (Insurance)	(a)	5.625%	01/15/2029	75,000	72,204

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
AssuredPartners, Inc. (Insurance)	(a)	7.500%	02/15/2032	$275,000	$282,632
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (Insurance)	(a)	7.125%	05/15/2031	450,000	473,493
Boost Newco Borrower LLC (Financial Services)	(a)	7.500%	01/15/2031	600,000	643,828
BroadStreet Partners, Inc. (Insurance)	(a)	5.875%	04/15/2029	1,350,000	1,288,044
Ford Motor Credit Co. LLC (Consumer Finance)		4.063%	11/01/2024	225,000	224,742
Ford Motor Credit Co. LLC (Consumer Finance)		3.375%	11/13/2025	575,000	564,021
Ford Motor Credit Co. LLC (Consumer Finance)		2.700%	08/10/2026	200,000	192,145
Ford Motor Credit Co. LLC (Consumer Finance)		4.271%	01/09/2027	450,000	442,122
Ford Motor Credit Co. LLC (Consumer Finance)		7.350%	11/04/2027	225,000	238,909
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	400,000	396,233
Ford Motor Credit Co. LLC (Consumer Finance)		4.000%	11/13/2030	350,000	323,608
GTCR AP Finance, Inc. (Insurance)	(a)	8.000%	05/15/2027	550,000	549,898
HUB International Ltd. (Insurance)	(a)	5.625%	12/01/2029	650,000	637,515
HUB International Ltd. (Insurance)	(a)	7.250%	06/15/2030	575,000	599,081
HUB International Ltd. (Insurance)	(a)	7.375%	01/31/2032	800,000	826,076
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	8.500%	03/15/2030	450,000	481,457
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	10.500%	12/15/2030	625,000	679,676
Macquarie Airfinance Holdings Ltd. (Capital Markets)	(a)	6.500%	03/26/2031	300,000	316,676
Navient Corp. (Consumer Finance)		6.750%	06/15/2026	200,000	204,439
Navient Corp. (Consumer Finance)		5.500%	03/15/2029	225,000	218,266
NCR Atleos Corp. (Financial Services)	(a)	9.500%	04/01/2029	250,000	275,217
Panther Escrow Issuer LLC (Insurance)	(a)	7.125%	06/01/2031	625,000	655,568
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.625%	03/01/2029	300,000	282,083
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.875%	03/01/2031	400,000	368,296
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	4.000%	10/15/2033	400,000	357,314
Ryan Specialty LLC (Insurance)	(a)	4.375%	02/01/2030	275,000	265,017
Ryan Specialty LLC (Insurance)	(a)	5.875%	08/01/2032	125,000	127,083
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	11/15/2025	200,000	199,627
United Wholesale Mortgage LLC (Financial Services)	(a)	5.750%	06/15/2027	225,000	223,537
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	04/15/2029	225,000	219,150
USI, Inc. (Insurance)	(a)	7.500%	01/15/2032	775,000	802,860
					17,172,975
Health Care–6.2%
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	375,000	366,729
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	450,000	439,827
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	11/01/2029	300,000	283,851
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	02/01/2027	200,000	180,634
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	50,000	46,076
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.625%	03/15/2027	100,000	98,407
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.000%	01/15/2029	50,000	48,539
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.875%	04/15/2029	125,000	113,346
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.125%	04/01/2030	150,000	128,253
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.250%	05/15/2030	250,000	230,076
Concentra Escrow Issuer Corp. (Health Care Providers & Svs.)	(a)	6.875%	07/15/2032	100,000	105,151
Embecta Corp. (Health Care Equip. & Supplies)	(a)	6.750%	02/15/2030	100,000	94,699
Grifols SA (Biotechnology)	(a)	4.750%	10/15/2028	700,000	655,669
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	4.500%	10/01/2029	525,000	507,380
IQVIA, Inc. (Health Care Technology)	(a)	5.000%	10/15/2026	200,000	199,450
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	6.500%	05/15/2030	325,000	339,088
Jazz Securities DAC (Pharmaceuticals)	(a)	4.375%	01/15/2029	300,000	290,135
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	5.375%	01/15/2029	200,000	188,979
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	3.875%	04/01/2029	375,000	355,037
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	5.250%	10/01/2029	1,250,000	1,226,478
Medline Borrower LP / Medline Co-Issuer, Inc. (Health Care Equip. & Supplies)	(a)	6.250%	04/01/2029	125,000	128,791
Neogen Food Safety Corp. (Health Care Equip. & Supplies)	(a)	8.625%	07/20/2030	100,000	110,683
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	5.125%	04/30/2031	525,000	494,614
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	7.875%	05/15/2034	250,000	264,862
Prestige Brands, Inc. (Pharmaceuticals)	(a)	3.750%	04/01/2031	175,000	160,275
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.250%	02/01/2027	125,000	125,166
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	11/01/2027	425,000	423,394
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	06/15/2028	175,000	171,754
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	200,000	201,597
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	100,000	96,417
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	05/15/2031	175,000	182,415
					8,257,772
Industrials–14.2%
Allied Universal Holdco LLC (Commercial Svs. & Supplies)	(a)	7.875%	02/15/2031	275,000	280,909
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	9.750%	07/15/2027	700,000	701,506
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	300,000	268,096
Amentum Holdings, Inc. (Professional Svs.)	(a)	7.250%	08/01/2032	100,000	104,363
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.500%	04/20/2026	116,667	116,334
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.750%	04/20/2029	175,000	174,710
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	275,000	264,617
Artera Services LLC (Construction & Engineering)	(a)	8.500%	02/15/2031	125,000	123,778
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(a)	7.625%	05/01/2027	850,000	852,743
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(a)	6.500%	08/01/2030	275,000	284,622
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.500%	06/15/2029	200,000	207,188

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.750%	06/15/2032	$225,000	$234,694
Camelot Return Merger Sub, Inc. (Building Products)	(a)	8.750%	08/01/2028	100,000	101,192
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	3.875%	07/01/2028	75,000	71,976
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	700,000	673,288
CP Atlas Buyer, Inc. (Building Products)	(a)	7.000%	12/01/2028	400,000	370,346
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	5.000%	12/15/2029	325,000	323,622
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(a)	6.625%	12/15/2030	725,000	747,544
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(a)	6.750%	07/15/2031	100,000	104,286
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	6.000%	03/01/2029	725,000	638,439
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	175,000	171,821
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	9.500%	11/01/2027	678,000	678,891
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	7.750%	02/15/2028	200,000	207,382
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	375,000	359,878
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.250%	08/01/2032	250,000	255,875
Gates Corp. (Machinery)	(a)	6.875%	07/01/2029	450,000	466,134
GYP Holdings III Corp. (Building Products)	(a)	4.625%	05/01/2029	350,000	333,651
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(a)	3.875%	12/15/2028	175,000	164,298
Hillenbrand, Inc. (Machinery)		6.250%	02/15/2029	375,000	381,606
Interface, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	12/01/2028	250,000	244,002
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	4.125%	06/30/2028	50,000	48,249
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	5.875%	06/30/2029	975,000	949,224
Masterbrand, Inc. (Building Products)	(a)	7.000%	07/15/2032	250,000	261,959
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (Building Products)	(a)	6.750%	04/01/2032	250,000	259,156
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(a)	5.500%	02/01/2030	75,000	72,850
Science Applications International Corp. (Professional Svs.)	(a)	4.875%	04/01/2028	75,000	73,442
Sensata Technologies B.V. (Electrical Equip.)	(a)	5.875%	09/01/2030	200,000	200,794
Sensata Technologies, Inc. (Electrical Equip.)	(a)	4.375%	02/15/2030	125,000	119,459
Sensata Technologies, Inc. (Electrical Equip.)	(a)	3.750%	02/15/2031	25,000	22,889
Sensata Technologies, Inc. (Electrical Equip.)	(a)	6.625%	07/15/2032	200,000	208,512
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(a)	7.625%	04/01/2026	525,000	528,972
SPX FLOW, Inc. (Machinery)	(a)	8.750%	04/01/2030	550,000	576,971
SS&C Technologies, Inc. (Professional Svs.)	(a)	5.500%	09/30/2027	600,000	599,740
SS&C Technologies, Inc. (Professional Svs.)	(a)	6.500%	06/01/2032	125,000	129,226
Standard Building Solutions, Inc. (Building Products)	(a)	6.500%	08/15/2032	150,000	155,318
Stena International SA (Marine Transportation)	(a)	7.250%	01/15/2031	200,000	210,166
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	150,000	149,485
TransDigm, Inc. (Aerospace & Defense)		4.625%	01/15/2029	125,000	120,704
TransDigm, Inc. (Aerospace & Defense)	(a)	6.375%	03/01/2029	150,000	154,758
TransDigm, Inc. (Aerospace & Defense)		4.875%	05/01/2029	475,000	462,471
TransDigm, Inc. (Aerospace & Defense)	(a)	6.875%	12/15/2030	650,000	680,664
TransDigm, Inc. (Aerospace & Defense)	(a)	6.625%	03/01/2032	475,000	494,637
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	05/15/2027	25,000	25,040
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	200,000	198,519
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	75,000	75,056
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	50,000	46,509
United Rentals North America, Inc. (Trading Companies & Distributors)		3.750%	01/15/2032	150,000	136,936
United Rentals North America, Inc. (Trading Companies & Distributors)	(a)	6.125%	03/15/2034	150,000	155,017
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(a)	7.125%	08/01/2032	300,000	312,682
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	250,000	255,998
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.375%	03/15/2029	225,000	232,450
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.625%	03/15/2032	125,000	130,200
White Cap Buyer LLC (Building Products)	(a)	6.875%	10/15/2028	475,000	479,430
White Cap Parent LLC (Building Products)	(a)(c)	8.250%, 9.000% PIK	03/15/2026	325,000	325,207
					18,760,481
Information Technology–8.9%
ams-OSRAM AG (Semiconductors & Equip.)	(a)	12.250%	03/30/2029	175,000	186,062
AthenaHealth Group, Inc. (Software)	(a)	6.500%	02/15/2030	1,225,000	1,176,717
Capstone Borrower, Inc. (Software)	(a)	8.000%	06/15/2030	300,000	317,867
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc. (Software)	(a)	8.000%	06/15/2029	125,000	130,011
Central Parent, Inc. / CDK Global, Inc. (Software)	(a)	7.250%	06/15/2029	425,000	434,609
Ciena Corp. (Communications Equip.)	(a)	4.000%	01/31/2030	75,000	70,903
Cloud Software Group, Inc. (Software)	(a)	6.500%	03/31/2029	450,000	447,735
Cloud Software Group, Inc. (Software)	(a)	9.000%	09/30/2029	650,000	661,447
Cloud Software Group, Inc. (Software)	(a)	8.250%	06/30/2032	75,000	78,397
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	5.000%	12/15/2029	675,000	659,994
Consensus Cloud Solutions, Inc. (Software)	(a)	6.000%	10/15/2026	200,000	199,453
Consensus Cloud Solutions, Inc. (Software)	(a)	6.500%	10/15/2028	225,000	224,942
Elastic N.V. (Software)	(a)	4.125%	07/15/2029	500,000	467,131
Entegris, Inc. (Semiconductors & Equip.)	(a)	4.750%	04/15/2029	350,000	344,908
Entegris, Inc. (Semiconductors & Equip.)	(a)	5.950%	06/15/2030	250,000	254,639
Fortress Intermediate 3, Inc. (IT Svs.)	(a)	7.500%	06/01/2031	150,000	158,254
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	225,000	224,174
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6.625%	05/15/2032	125,000	130,473
McAfee Corp. (Software)	(a)	7.375%	02/15/2030	1,525,000	1,487,420
NCR Voyix Corp. (Software)	(a)	5.000%	10/01/2028	225,000	220,839
NCR Voyix Corp. (Software)	(a)	5.125%	04/15/2029	50,000	48,927
NCR Voyix Corp. (Software)	(a)	5.250%	10/01/2030	325,000	315,331
Open Text Corp. (Software)	(a)	6.900%	12/01/2027	175,000	184,584
Open Text Corp. (Software)	(a)	3.875%	12/01/2029	350,000	325,357

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Rocket Software, Inc. (Software)	(a)	9.000%	11/28/2028	$225,000	$234,807
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	650,000	618,547
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		8.250%	12/15/2029	150,000	162,834
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		9.625%	12/01/2032	525,250	609,889
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	250,000	236,815
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.000%	03/01/2029	450,000	426,398
UKG, Inc. (Software)	(a)	6.875%	02/01/2031	325,000	335,823
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	275,000	249,538
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(a)	6.500%	06/01/2032	150,000	156,607
					11,781,432
Materials–9.7%
ARD Finance SA (Containers & Packaging)	(a)(c)	6.500%, 7.250% PIK	06/30/2027	403,176	89,137
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(a)	4.000%	09/01/2029	775,000	691,779
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	450,000	335,428
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	200,000	149,079
Axalta Coating Systems Dutch Holding B B.V. (Chemicals)	(a)	7.250%	02/15/2031	150,000	160,184
Axalta Coating Systems LLC (Chemicals)	(a)	3.375%	02/15/2029	175,000	163,846
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (Chemicals)	(a)	4.750%	06/15/2027	150,000	148,800
Ball Corp. (Containers & Packaging)		6.875%	03/15/2028	25,000	25,889
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	125,000	129,363
Ball Corp. (Containers & Packaging)		2.875%	08/15/2030	225,000	200,253
Ball Corp. (Containers & Packaging)		3.125%	09/15/2031	100,000	88,798
Berry Global, Inc. (Containers & Packaging)	(a)	5.625%	07/15/2027	175,000	174,803
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	325,000	302,030
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.000%	03/15/2032	200,000	202,198
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	6.875%	01/15/2030	300,000	306,370
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	8.750%	04/15/2030	1,450,000	1,472,392
Coeur Mining, Inc. (Metals & Mining)	(a)	5.125%	02/15/2029	400,000	388,434
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)		4.250%	09/30/2026	50,000	49,210
Crown Americas LLC / Crown Americas Capital Corp. VI (Containers & Packaging)		4.750%	02/01/2026	275,000	274,032
Element Solutions, Inc. (Chemicals)	(a)	3.875%	09/01/2028	300,000	285,986
Graphic Packaging International LLC (Containers & Packaging)	(a)	4.750%	07/15/2027	150,000	148,365
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/15/2028	150,000	142,844
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	125,000	117,448
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.750%	02/01/2030	75,000	70,229
H.B. Fuller Co. (Chemicals)		4.250%	10/15/2028	150,000	143,845
Herens Holdco SARL (Chemicals)	(a)	4.750%	05/15/2028	675,000	589,123
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(a)	9.000%	07/01/2028	275,000	278,026
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.875%	04/15/2027	325,000	335,783
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	9.250%	04/15/2027	300,000	307,612
OI European Group B.V. (Containers & Packaging)	(a)	4.750%	02/15/2030	225,000	212,749
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	7.125%	10/01/2027	200,000	204,118
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	4.250%	10/01/2028	250,000	238,723
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	9.750%	11/15/2028	275,000	293,496
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	6.250%	10/01/2029	450,000	435,427
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.625%	05/13/2027	38,000	38,179
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	7.250%	05/15/2031	175,000	179,783
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	7.375%	06/01/2032	300,000	306,383
Sealed Air Corp. (Containers & Packaging)	(a)	4.000%	12/01/2027	200,000	193,248
Sealed Air Corp. (Containers & Packaging)	(a)	5.000%	04/15/2029	125,000	123,109
Sealed Air Corp. (Containers & Packaging)	(a)	6.500%	07/15/2032	150,000	154,675
Sealed Air Corp. / Sealed Air Corp. U.S. (Containers & Packaging)	(a)	7.250%	02/15/2031	75,000	79,379
SNF Group SACA (Chemicals)	(a)	3.375%	03/15/2030	200,000	180,239
Standard Industries, Inc. (Construction Materials)	(a)	5.000%	02/15/2027	800,000	793,238
Standard Industries, Inc. (Construction Materials)	(a)	4.750%	01/15/2028	125,000	122,436
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	5.500%	08/15/2026	200,000	199,221
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	8.500%	08/15/2027	1,000,000	1,002,417
W.R. Grace Holdings LLC (Chemicals)	(a)	4.875%	06/15/2027	100,000	98,539
W.R. Grace Holdings LLC (Chemicals)	(a)	5.625%	08/15/2029	275,000	258,330
					12,884,975
Real Estate–1.8%
Iron Mountain, Inc. (Specialized REITs)	(a)	7.000%	02/15/2029	450,000	469,040
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	5.000%	08/15/2027	50,000	49,715
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.250%	01/15/2029	400,000	380,859
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.625%	03/15/2030	225,000	213,793
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	7.375%	02/15/2031	200,000	213,498
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	7.250%	07/15/2028	325,000	340,073
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	6.500%	04/01/2032	175,000	180,850
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.250%	12/01/2026	175,000	173,298
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	12/01/2029	225,000	220,723
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.125%	08/15/2030	100,000	94,963
					2,336,812
Utilities–3.1%
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/01/2026	75,000	74,705
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.500%	02/15/2028	325,000	317,327
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.625%	02/01/2029	175,000	169,022

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.000%	02/01/2031	$125,000	$121,029
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	3.750%	03/01/2031	325,000	301,151
NextEra Energy Operating Partners LP (Electric Utilities)	(a)	7.250%	01/15/2029	275,000	289,954
NRG Energy, Inc. (Electric Utilities)		6.625%	01/15/2027	76,000	76,109
NRG Energy, Inc. (Electric Utilities)	(a)	3.375%	02/15/2029	50,000	46,609
NRG Energy, Inc. (Electric Utilities)	(a)	3.625%	02/15/2031	50,000	45,306
NRG Energy, Inc. (Electric Utilities)	(a)	3.875%	02/15/2032	95,000	86,550
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	325,000	324,448
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(a)	5.000%	06/01/2031	125,000	116,543
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	850,000	840,941
TransAlta Corp. (Ind. Power & Renewable Elec.)		7.750%	11/15/2029	400,000	422,508
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	250,000	249,914
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	07/31/2027	275,000	273,656
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	7.750%	10/15/2031	350,000	376,809
					4,132,581
Total Corporate Bonds (Cost $127,690,065)					$126,231,303
Total Investments – 95.4% (Cost $127,690,065)	(d)				$126,231,303
Other Assets in Excess of Liabilities – 4.6%					6,096,866
Net Assets – 100.0%					$132,328,169

Percentages are stated as a percent of net assets.

Abbreviations:
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trusts

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2024, the value of these securities totaled $113,213,893, or 85.6% of the Portfolio’s net assets.

(b)	Represents a security that is in default and deemed to be non-income producing.
(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks–99.2%		Shares	Value
Communication Services–15.7%
Alphabet, Inc. Class A (Interactive Media & Svs.)		40,263	$6,677,618
Alphabet, Inc. Class C (Interactive Media & Svs.)		38,380	6,416,752
Charter Communications, Inc. Class A (Media)	(a)	2,534	821,219
Comcast Corp. Class A (Media)		68,567	2,864,044
Electronic Arts, Inc. (Entertainment)		4,689	672,590
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		23,885	13,672,729
Netflix, Inc. (Entertainment)	(a)	7,617	5,402,510
Take-Two Interactive Software, Inc. (Entertainment)	(a)	3,111	478,192
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		20,710	4,273,716
Trade Desk, Inc. / The Class A (Media)	(a)	7,946	871,279
Warner Bros. Discovery, Inc. (Entertainment)	(a)	43,520	359,040
			42,509,689
Consumer Discretionary–13.2%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	7,810	990,386
Amazon.com, Inc. (Broadline Retail)	(a)	72,125	13,439,051
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		595	2,506,211
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	6,827	974,418
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,088	566,579
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		4,997	1,242,254
MercadoLibre, Inc. (Broadline Retail)	(a)	900	1,846,764
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,030	1,186,148
PDD Holdings, Inc. – ADR (Broadline Retail)	(a)	11,855	1,598,172
Ross Stores, Inc. (Specialty Retail)		5,921	891,170
Starbucks Corp. (Hotels, Restaurants & Leisure)		20,114	1,960,914
Tesla, Inc. (Automobiles)	(a)	33,230	8,693,965
			35,896,032
Consumer Staples–6.0%
Coca-Cola Europacific Partners PLC (Beverages)		8,151	641,891
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		7,869	6,976,026
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	3,815	268,271
Keurig Dr Pepper, Inc. (Beverages)		24,070	902,143
Kraft Heinz Co. / The (Food Products)		21,460	753,460
Mondelez International, Inc. Class A (Food Products)		23,710	1,746,716
Monster Beverage Corp. (Beverages)	(a)	17,386	907,028
PepsiCo, Inc. (Beverages)		24,380	4,145,819
			16,341,354
Energy–0.4%
Baker Hughes Co. (Energy Equip. & Svs.)		17,633	637,433
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		3,166	545,818
			1,183,251
Financials–0.5%
PayPal Holdings, Inc. (Financial Services)	(a)	18,146	1,415,932
Health Care–6.0%
Amgen, Inc. (Biotechnology)		9,537	3,072,917
AstraZeneca PLC – ADR (Pharmaceuticals)		10,336	805,278
Biogen, Inc. (Biotechnology)	(a)	2,585	501,076
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	7,113	476,856
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		8,105	760,654
Gilead Sciences, Inc. (Biotechnology)		22,098	1,852,696
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,461	738,126
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	2,827	368,669
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	6,307	3,098,440
Moderna, Inc. (Biotechnology)	(a)	6,823	455,981
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,924	$2,022,586
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,581	2,130,532
			16,283,811
Industrials–4.4%
Automatic Data Processing, Inc. (Professional Svs.)		7,238	2,002,972
Cintas Corp. (Commercial Svs. & Supplies)		7,154	1,472,865
Copart, Inc. (Commercial Svs. & Supplies)	(a)	17,080	894,992
CSX Corp. (Ground Transportation)		34,411	1,188,212
Fastenal Co. (Trading Companies & Distributors)		10,164	725,913
Honeywell International, Inc. (Industrial Conglomerates)		11,531	2,383,573
Old Dominion Freight Line, Inc. (Ground Transportation)		3,804	755,627
PACCAR, Inc. (Machinery)		9,305	918,217
Paychex, Inc. (Professional Svs.)		6,385	856,803
Verisk Analytics, Inc. (Professional Svs.)		2,528	677,403
			11,876,577
Information Technology–49.9%
Adobe, Inc. (Software)	(a)	7,870	4,074,929
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	28,727	4,713,526
Analog Devices, Inc. (Semiconductors & Equip.)		8,812	2,028,258
ANSYS, Inc. (Software)	(a)	1,551	494,195
Apple, Inc. (Tech. Hardware, Storage & Periph.)		104,483	24,344,539
Applied Materials, Inc. (Semiconductors & Equip.)		14,633	2,956,598
ARM Holdings PLC – ADR (Semiconductors & Equip.)	(a)	2,221	317,625
ASML Holding N.V. (Semiconductors & Equip.)		1,673	1,394,027
Atlassian Corp. Class A (Software)	(a)	2,840	451,020
Autodesk, Inc. (Software)	(a)	3,825	1,053,711
Broadcom, Inc. (Semiconductors & Equip.)		82,255	14,188,987
Cadence Design Systems, Inc. (Software)	(a)	4,860	1,317,206
CDW Corp. (Electronic Equip., Instr. & Comp.)		2,371	536,557
Cisco Systems, Inc. (Communications Equip.)		71,509	3,805,709
Cognizant Technology Solutions Corp. Class A (IT Svs.)		8,798	679,030
Crowdstrike Holdings, Inc. Class A (Software)	(a)	4,131	1,158,622
Datadog, Inc. Class A (Software)	(a)	5,522	635,361
Fortinet, Inc. (Software)	(a)	13,577	1,052,896
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	9,790	394,047
Intel Corp. (Semiconductors & Equip.)		75,897	1,780,544
Intuit, Inc. (Software)		4,962	3,081,402
KLA Corp. (Semiconductors & Equip.)		2,386	1,847,742
Lam Research Corp. (Semiconductors & Equip.)	(a)	2,305	1,881,064
Marvell Technology, Inc. (Semiconductors & Equip.)		15,375	1,108,845
Microchip Technology, Inc. (Semiconductors & Equip.)		9,523	764,602
Micron Technology, Inc. (Semiconductors & Equip.)		19,681	2,041,117
Microsoft Corp. (Software)		51,080	21,979,724
MongoDB, Inc. (IT Svs.)	(a)	1,311	354,429
NVIDIA Corp. (Semiconductors & Equip.)		168,570	20,471,141
NXP Semiconductors N.V. (Semiconductors & Equip.)		4,521	1,085,085
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	7,603	552,054
Palo Alto Networks, Inc. (Software)	(a)	5,747	1,964,325
QUALCOMM, Inc. (Semiconductors & Equip.)		19,773	3,362,399
Roper Technologies, Inc. (Software)		1,903	1,058,905
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	1,039	432,640
Synopsys, Inc. (Software)	(a)	2,727	1,380,926
Texas Instruments, Inc. (Semiconductors & Equip.)		16,206	3,347,673

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Workday, Inc. Class A (Software)	(a)	3,781	$924,114
Zscaler, Inc. (Software)	(a)	2,683	458,632
			135,474,206
Materials–1.5%
Linde PLC (Chemicals)		8,475	4,041,389
Real Estate–0.2%
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	7,274	548,751
Utilities–1.4%
American Electric Power Co., Inc. (Electric Utilities)		9,445	969,057
Constellation Energy Corp. (Electric Utilities)		5,550	1,443,111
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Exelon Corp. (Electric Utilities)	17,758	$720,087
Xcel Energy, Inc. (Electric Utilities)	9,895	646,143
		3,778,398
Total Common Stocks (Cost $152,528,973)		$269,349,390

U.S. Treasury Obligations–0.1%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	11/21/2024	$101,000	$100,338
Total U.S. Treasury Obligations (Cost $100,283)					$100,338
Total Investments – 99.3% (Cost $152,629,256)				(c)	$269,449,728
Other Assets in Excess of Liabilities – 0.7%					2,027,455
Net Assets – 100.0%					$271,477,183

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged as collateral for the futures contracts outstanding at September 30, 2024.  The value of securities pledged totaled $100,338.  See also the following Schedule of Open Futures Contracts.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2024 (Unaudited)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	4	December 20, 2024	$1,586,441	$1,620,900	$34,459	$3,180
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks–98.7%		Shares	Value
Communication Services–9.3%
Alphabet, Inc. Class A (Interactive Media & Svs.)		58,243	$9,659,601
Alphabet, Inc. Class C (Interactive Media & Svs.)		34,287	5,732,443
Comcast Corp. Class A (Media)		116,015	4,845,947
Fox Corp. Class A (Media)		72,129	3,053,221
Fox Corp. Class B (Media)		943	36,588
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		13,975	7,999,849
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	55,147	590,073
			31,917,722
Consumer Discretionary–10.0%
Amazon.com, Inc. (Broadline Retail)	(a)	84,549	15,754,015
Best Buy Co., Inc. (Specialty Retail)		4,053	418,675
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		367	1,545,848
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	30,164	557,431
D.R. Horton, Inc. (Household Durables)		4,804	916,459
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	1,884	300,404
Ford Motor Co. (Automobiles)		60,059	634,223
General Motors Co. (Automobiles)		59,711	2,677,441
Home Depot, Inc. / The (Specialty Retail)		2,555	1,035,286
MercadoLibre, Inc. (Broadline Retail)	(a)	210	430,912
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		22,244	1,966,370
Ross Stores, Inc. (Specialty Retail)		4,230	636,657
Tesla, Inc. (Automobiles)	(a)	10,979	2,872,436
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		8,737	1,542,954
Toll Brothers, Inc. (Household Durables)		19,174	2,962,191
			34,251,302
Consumer Staples–5.6%
Altria Group, Inc. (Tobacco)		60,513	3,088,584
Colgate-Palmolive Co. (Household Products)		9,684	1,005,296
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		5,641	5,000,859
Kimberly-Clark Corp. (Household Products)		28,729	4,087,562
Kroger Co. / The (Consumer Staples Distribution & Retail)		61,349	3,515,298
Procter & Gamble Co. / The (Household Products)		4,058	702,846
Walmart, Inc. (Consumer Staples Distribution & Retail)		23,630	1,908,122
			19,308,567
Energy–2.8%
Chevron Corp. (Oil, Gas & Consumable Fuels)		9,275	1,365,929
ConocoPhillips (Oil, Gas & Consumable Fuels)		6,652	700,323
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		23,435	916,777
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		12,470	1,461,733
Halliburton Co. (Energy Equip. & Svs.)		63,702	1,850,543
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		8,049	1,311,263
Schlumberger N.V. (Energy Equip. & Svs.)		50,722	2,127,788
			9,734,356
Financials–12.7%
Allstate Corp. / The (Insurance)		3,432	650,879
Bank of America Corp. (Banks)		51,802	2,055,503
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	10,230	4,708,460
Citigroup, Inc. (Banks)		9,851	616,673
CME Group, Inc. (Capital Markets)		10,190	2,248,424
Invesco Ltd. (Capital Markets)		70,025	1,229,639
JPMorgan Chase & Co. (Banks)		20,783	4,382,303
Common Stocks (Continued)		Shares	Value
Financials (continued)
Marsh & McLennan Cos., Inc. (Insurance)		19,436	$4,335,977
Mastercard, Inc. Class A (Financial Services)		13,576	6,703,829
Nasdaq, Inc. (Capital Markets)		35,730	2,608,647
Progressive Corp. / The (Insurance)		17,674	4,484,954
Reinsurance Group of America, Inc. (Insurance)		3,298	718,535
S&P Global, Inc. (Capital Markets)		4,808	2,483,909
Visa, Inc. (Financial Services)		21,765	5,984,287
Wells Fargo & Co. (Banks)		10,343	584,276
			43,796,295
Health Care–11.9%
Biogen, Inc. (Biotechnology)	(a)	2,283	442,537
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	7,936	665,037
Bristol-Myers Squibb Co. (Pharmaceuticals)		30,810	1,594,109
Cardinal Health, Inc. (Health Care Providers & Svs.)		10,071	1,113,047
Centene Corp. (Health Care Providers & Svs.)	(a)	5,942	447,314
Cigna Group / The (Health Care Providers & Svs.)		1,482	513,424
Elevance Health, Inc. (Health Care Providers & Svs.)		5,303	2,757,560
Eli Lilly & Co. (Pharmaceuticals)		6,680	5,918,079
Exelixis, Inc. (Biotechnology)	(a)	28,412	737,291
Gilead Sciences, Inc. (Biotechnology)		48,729	4,085,439
HCA Healthcare, Inc. (Health Care Providers & Svs.)		9,110	3,702,577
Medtronic PLC (Health Care Equip. & Supplies)		48,728	4,386,982
Merck & Co., Inc. (Pharmaceuticals)		13,973	1,586,774
Natera, Inc. (Biotechnology)	(a)	4,310	547,154
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	6,112	704,225
Pfizer, Inc. (Pharmaceuticals)		86,058	2,490,519
Stryker Corp. (Health Care Equip. & Supplies)		9,029	3,261,817
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		6,039	3,735,544
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		2,868	1,676,862
Zoetis, Inc. (Pharmaceuticals)		3,241	633,227
			40,999,518
Industrials–8.7%
Cintas Corp. (Commercial Svs. & Supplies)		19,676	4,050,895
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,091	425,872
Eaton Corp. PLC (Electrical Equip.)		14,355	4,757,821
Expeditors International of Washington, Inc. (Air Freight & Logistics)		11,538	1,516,093
General Dynamics Corp. (Aerospace & Defense)		1,385	418,547
Lockheed Martin Corp. (Aerospace & Defense)		8,209	4,798,653
Northrop Grumman Corp. (Aerospace & Defense)		3,650	1,927,456
Oshkosh Corp. (Machinery)		18,054	1,809,191
Parker-Hannifin Corp. (Machinery)		6,510	4,113,148
Trane Technologies PLC (Building Products)		3,207	1,246,657
W.W. Grainger, Inc. (Trading Companies & Distributors)		2,157	2,240,713
Waste Management, Inc. (Commercial Svs. & Supplies)		9,766	2,027,422
Xylem, Inc. (Machinery)		5,675	766,295
			30,098,763
Information Technology–31.9%
Adobe, Inc. (Software)	(a)	3,528	1,826,728
Apple, Inc. (Tech. Hardware, Storage & Periph.)		122,402	28,519,666
Applied Materials, Inc. (Semiconductors & Equip.)		3,525	712,226

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Arista Networks, Inc. (Communications Equip.)	(a)	2,305	$884,705
Broadcom, Inc. (Semiconductors & Equip.)		11,941	2,059,823
Crowdstrike Holdings, Inc. Class A (Software)	(a)	2,946	826,265
Fortinet, Inc. (Software)	(a)	44,802	3,474,395
HubSpot, Inc. (Software)	(a)	1,495	794,742
Intel Corp. (Semiconductors & Equip.)		26,685	626,030
Lam Research Corp. (Semiconductors & Equip.)	(a)	4,208	3,434,065
Manhattan Associates, Inc. (Software)	(a)	7,387	2,078,554
Micron Technology, Inc. (Semiconductors & Equip.)		24,774	2,569,312
Microsoft Corp. (Software)		61,077	26,281,433
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,031	953,160
Motorola Solutions, Inc. (Communications Equip.)		856	384,883
NVIDIA Corp. (Semiconductors & Equip.)		196,410	23,852,030
QUALCOMM, Inc. (Semiconductors & Equip.)		26,767	4,551,728
ServiceNow, Inc. (Software)	(a)	2,329	2,083,034
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		24,810	3,746,062
			109,658,841
Materials–1.7%
Ecolab, Inc. (Chemicals)		7,251	1,851,398
Huntsman Corp. (Chemicals)		42,785	1,035,397
Louisiana-Pacific Corp. (Paper & Forest Products)		9,425	1,012,810
Nucor Corp. (Metals & Mining)		11,931	1,793,707
			5,693,312
Common Stocks (Continued)		Shares	Value
Real Estate–2.1%
Camden Property Trust (Residential REITs)		11,756	$1,452,219
Equinix, Inc. (Specialized REITs)		3,357	2,979,774
Lineage, Inc. (Industrial REITs)		9,169	718,666
NNN REIT, Inc. (Retail REITs)		9,023	437,525
Simon Property Group, Inc. (Retail REITs)		10,108	1,708,454
			7,296,638
Utilities–2.0%
AES Corp. / The (Ind. Power & Renewable Elec.)		43,445	871,507
CMS Energy Corp. (Multi-Utilities)		27,782	1,962,243
Exelon Corp. (Electric Utilities)		52,200	2,116,710
IDACORP, Inc. (Electric Utilities)		4,394	452,977
OGE Energy Corp. (Electric Utilities)		37,696	1,546,290
			6,949,727
Total Common Stocks (Cost $251,260,011)			$339,705,041
Total Investments – 98.7% (Cost $251,260,011)	(b)		$339,705,041
Other Assets in Excess of Liabilities – 1.3%	(c)		4,479,500
Net Assets – 100.0%			$344,184,541

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $219,000 of cash pledged as collateral for the futures contracts outstanding at September 30, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2024 (Unaudited)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	15	December 20, 2024	$4,272,144	$4,360,688	$88,544	$17,250
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks–99.0%		Shares	Value
Communication Services–2.0%
Bandwidth, Inc. Class A (Diversified Telecom. Svs.)	(a)	12,048	$210,960
Bumble, Inc. Class A (Interactive Media & Svs.)	(a)	9,827	62,696
Cargurus, Inc. (Interactive Media & Svs.)	(a)	19,885	597,147
Eventbrite, Inc. Class A (Entertainment)	(a)	9,898	27,022
EverQuote, Inc. Class A (Interactive Media & Svs.)	(a)	3,933	82,947
IDT Corp. Class B (Diversified Telecom. Svs.)		8,567	327,002
Integral Ad Science Holding Corp. (Media)	(a)	14,747	159,415
Roku, Inc. (Entertainment)	(a)	3,440	256,830
Shutterstock, Inc. (Interactive Media & Svs.)		8,642	305,668
Yelp, Inc. (Interactive Media & Svs.)	(a)	15,775	553,387
ZipRecruiter, Inc. Class A (Interactive Media & Svs.)	(a)	26,513	251,874
			2,834,948
Consumer Discretionary–11.7%
1-800-Flowers.com, Inc. Class A (Specialty Retail)	(a)	25,190	199,757
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	7,721	1,080,168
Accel Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	32,387	376,337
American Eagle Outfitters, Inc. (Specialty Retail)		14,564	326,088
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	3,607	603,379
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	5,184	396,731
Dana, Inc. (Automobile Components)		48,327	510,333
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	19,727	946,699
GoPro, Inc. Class A (Household Durables)	(a)	57,623	78,367
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	8,202	297,897
Installed Building Products, Inc. (Household Durables)		4,892	1,204,753
Laureate Education, Inc. (Diversified Consumer Svs.)		54,352	902,787
M/I Homes, Inc. (Household Durables)	(a)	4,945	847,375
Malibu Boats, Inc. Class A (Leisure Products)	(a)	7,438	288,669
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		3,159	232,123
Modine Manufacturing Co. (Automobile Components)	(a)	8,864	1,177,050
Murphy U.S.A., Inc. (Specialty Retail)		732	360,781
Patrick Industries, Inc. (Automobile Components)		5,880	837,136
Revolve Group, Inc. (Specialty Retail)	(a)	11,844	293,494
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	10,070	109,259
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	3,932	405,822
Sonic Automotive, Inc. Class A (Specialty Retail)		7,317	427,898
Stitch Fix, Inc. Class A (Specialty Retail)	(a)	14,615	41,214
Sweetgreen, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	7,512	266,300
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		3,831	676,555
Toll Brothers, Inc. (Household Durables)		3,544	547,513
Tri Pointe Homes, Inc. (Household Durables)	(a)	6,337	287,129
Urban Outfitters, Inc. (Specialty Retail)	(a)	11,998	459,643
Visteon Corp. (Automobile Components)	(a)	7,217	687,347
Warby Parker, Inc. Class A (Specialty Retail)	(a)	18,712	305,567
Wayfair, Inc. Class A (Specialty Retail)	(a)	6,931	389,384
Wingstop, Inc. (Hotels, Restaurants & Leisure)		1,874	779,734
YETI Holdings, Inc. (Leisure Products)	(a)	4,552	186,769
			16,530,058
Consumer Staples–2.2%
Andersons, Inc. / The (Consumer Staples Distribution & Retail)		6,606	331,225
Central Garden & Pet Co. Class A (Household Products)	(a)	11,923	374,382
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Lancaster Colony Corp. (Food Products)		2,860	$504,990
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	11,913	1,315,314
Vital Farms, Inc. (Food Products)	(a)	18,122	635,539
			3,161,450
Energy–2.6%
Archrock, Inc. (Energy Equip. & Svs.)		13,671	276,701
Borr Drilling Ltd. (Energy Equip. & Svs.)		52,269	286,957
Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)		16,793	314,869
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)		10,048	53,355
Helix Energy Solutions Group, Inc. (Energy Equip. & Svs.)	(a)	36,120	400,932
Liberty Energy, Inc. (Energy Equip. & Svs.)		27,022	515,850
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		28,570	697,679
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	22,935	570,394
Smart Sand, Inc. (Energy Equip. & Svs.)	(a)	47,289	93,159
Tidewater, Inc. (Energy Equip. & Svs.)	(a)	7,060	506,837
			3,716,733
Financials–6.4%
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		11,722	507,797
Cohen & Steers, Inc. (Capital Markets)		6,162	591,244
Euronet Worldwide, Inc. (Financial Services)	(a)	2,230	221,283
Federal Agricultural Mortgage Corp. Class C (Financial Services)		2,495	467,588
First Financial Bankshares, Inc. (Banks)		12,534	463,883
FirstCash Holdings, Inc. (Consumer Finance)		7,517	862,952
Hamilton Lane, Inc. Class A (Capital Markets)		8,445	1,422,054
Houlihan Lokey, Inc. (Capital Markets)		5,872	927,893
Mercury General Corp. (Insurance)		7,311	460,447
Moelis & Co. Class A (Capital Markets)		7,339	502,795
Oscar Health, Inc. Class A (Insurance)	(a)	33,062	701,245
Pagseguro Digital Ltd. Class A (Financial Services)	(a)	51,899	446,850
PJT Partners, Inc. Class A (Capital Markets)		2,102	280,281
PROG Holdings, Inc. (Consumer Finance)		5,941	288,079
Reinsurance Group of America, Inc. (Insurance)		1,066	232,249
Selectquote, Inc. (Insurance)	(a)	8,673	18,820
StoneCo Ltd. Class A (Financial Services)	(a)	48,389	544,860
			8,940,320
Health Care–26.3%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	12,690	195,172
Adaptive Biotechnologies Corp. (Life Sciences Tools & Svs.)	(a)	22,888	117,187
ADMA Biologics, Inc. (Biotechnology)	(a)	35,525	710,145
Alector, Inc. (Biotechnology)	(a)	11,265	52,495
Alkermes PLC (Biotechnology)	(a)	12,368	346,180
ALX Oncology Holdings, Inc. (Biotechnology)	(a)	1,291	2,350
Amarin Corp. PLC – ADR (Biotechnology)	(a)	17,101	10,721
Amicus Therapeutics, Inc. (Biotechnology)	(a)	33,288	355,516
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	6,486	274,942
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	4,323	209,795
Arcellx, Inc. (Biotechnology)	(a)	6,355	530,706
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	8,746	169,410
Arvinas, Inc. (Pharmaceuticals)	(a)	11,258	277,285
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	7,765	217,731
Avidity Biosciences, Inc. (Biotechnology)	(a)	14,161	650,415
Axonics, Inc. (Health Care Equip. & Supplies)	(a)	5,524	384,470
Axsome Therapeutics, Inc. (Pharmaceuticals)	(a)	3,039	273,115
Beam Therapeutics, Inc. (Biotechnology)	(a)	12,092	296,254
Beyondspring, Inc. (Biotechnology)	(a)	5,417	12,405
BioCryst Pharmaceuticals, Inc. (Biotechnology)	(a)	27,957	212,473
Biohaven Ltd. (Biotechnology)	(a)	6,859	342,744

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Blueprint Medicines Corp. (Biotechnology)	(a)	8,833	$817,052
Bridgebio Pharma, Inc. (Biotechnology)	(a)	5,692	144,918
CareDx, Inc. (Biotechnology)	(a)	4,195	130,989
Castle Biosciences, Inc. (Health Care Providers & Svs.)	(a)	12,794	364,885
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	17,361	345,137
Cerus Corp. (Health Care Equip. & Supplies)	(a)	42,400	73,776
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	17,805	54,839
Coherus Biosciences, Inc. (Biotechnology)	(a)	29,534	30,715
Collegium Pharmaceutical, Inc. (Pharmaceuticals)	(a)	14,885	575,156
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	32,545	1,506,183
Crinetics Pharmaceuticals, Inc. (Biotechnology)	(a)	8,502	434,452
Cytokinetics, Inc. (Biotechnology)	(a)	1,103	58,238
Denali Therapeutics, Inc. (Biotechnology)	(a)	19,493	567,831
Dynavax Technologies Corp. (Biotechnology)	(a)	17,383	193,647
Dyne Therapeutics, Inc. (Biotechnology)	(a)	13,337	479,065
Editas Medicine, Inc. (Biotechnology)	(a)	20,268	69,114
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a)	3,463	35,877
Ensign Group, Inc. / The (Health Care Providers & Svs.)		10,169	1,462,506
Evolent Health, Inc. Class A (Health Care Technology)	(a)	15,911	449,963
Fate Therapeutics, Inc. (Biotechnology)	(a)	35,418	123,963
FibroGen, Inc. (Biotechnology)	(a)	7,167	2,862
Foghorn Therapeutics, Inc. (Biotechnology)	(a)	8,256	76,863
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	23,763	545,123
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	3,813	306,489
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	15,658	896,264
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	5,031	201,240
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	10,303	843,301
Heron Therapeutics, Inc. (Biotechnology)	(a)	34,692	69,037
Hims & Hers Health, Inc. (Health Care Providers & Svs.)	(a)	28,229	519,978
Ideaya Biosciences, Inc. (Biotechnology)	(a)	12,928	409,559
Immunovant, Inc. (Biotechnology)	(a)	2,595	73,983
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	6,930	285,793
Inmode Ltd. (Health Care Equip. & Supplies)	(a)	776	13,153
Insmed, Inc. (Biotechnology)	(a)	14,652	1,069,596
Intellia Therapeutics, Inc. (Biotechnology)	(a)	9,714	199,623
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	5,397	394,898
Ionis Pharmaceuticals, Inc. (Biotechnology)	(a)	3,167	126,870
Iovance Biotherapeutics, Inc. (Biotechnology)	(a)	39,021	366,407
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	1,936	143,729
iTeos Therapeutics, Inc. (Biotechnology)	(a)	9,073	92,635
Kiniksa Pharmaceuticals International PLC (Biotechnology)	(a)	17,844	445,922
Krystal Biotech, Inc. (Biotechnology)	(a)	1,667	303,444
Kymera Therapeutics, Inc. (Biotechnology)	(a)	9,175	434,253
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	6,471	710,192
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	1,758	373,083
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	492	164,230
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	10,935	1,080,706
MiNK Therapeutics, Inc. (Biotechnology)	(a)	952	714
Natera, Inc. (Biotechnology)	(a)	1,941	246,410
Neurogene, Inc. (Biotechnology)	(a)	450	18,882
Nevro Corp. (Health Care Equip. & Supplies)	(a)	3,665	20,487
Novocure Ltd. (Health Care Equip. & Supplies)	(a)	25,156	393,188
Nurix Therapeutics, Inc. (Biotechnology)	(a)	5,994	134,685
Nuvalent, Inc. Class A (Biotechnology)	(a)	5,665	579,529
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	8,954	390,394
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	17,262	540,301
Common Stocks (Continued)		Shares	Value
Health Care (continued)
OraSure Technologies, Inc. (Health Care Equip. & Supplies)	(a)	4,376	$18,686
Pacira BioSciences, Inc. (Pharmaceuticals)	(a)	4,474	67,334
PetIQ, Inc. (Health Care Providers & Svs.)	(a)	11,142	342,839
Phreesia, Inc. (Health Care Technology)	(a)	11,187	254,952
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	8,041	146,427
Progyny, Inc. (Health Care Providers & Svs.)	(a)	27,989	469,096
Protagonist Therapeutics, Inc. (Biotechnology)	(a)	7,090	319,050
Prothena Corp. PLC (Biotechnology)	(a)	8,334	139,428
PTC Therapeutics, Inc. (Biotechnology)	(a)	13,290	493,059
Recursion Pharmaceuticals, Inc. Class A (Biotechnology)	(a)	32,111	211,611
REGENXBIO, Inc. (Biotechnology)	(a)	13,117	137,597
Relay Therapeutics, Inc. (Biotechnology)	(a)	14,951	105,853
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	8,545	44,349
REVOLUTION Medicines, Inc. (Biotechnology)	(a)	11,061	501,616
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	8,457	443,062
Rigel Pharmaceuticals, Inc. (Biotechnology)	(a)	8,866	143,452
Sage Therapeutics, Inc. (Biotechnology)	(a)	6,247	45,103
Scilex Holding Co. (Acquired January 06, 2023, Cost $66,789) (Pharmaceuticals)	(a)(b)	6,373	5,892
Seer, Inc. (Life Sciences Tools & Svs.)	(a)	2,905	5,723
Sorrento Therapeutics, Inc. (Biotechnology)	(a)	45,196	181
SpringWorks Therapeutics, Inc. (Biotechnology)	(a)	8,324	266,701
STAAR Surgical Co. (Health Care Equip. & Supplies)	(a)	7,224	268,372
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	12,942	403,532
Surgery Partners, Inc. (Health Care Providers & Svs.)	(a)	30,069	969,425
Sutro Biopharma, Inc. (Biotechnology)	(a)	13,219	45,738
Syndax Pharmaceuticals, Inc. (Biotechnology)	(a)	17,740	341,495
Tactile Systems Technology, Inc. (Health Care Equip. & Supplies)	(a)	6,253	91,356
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	11,816	501,117
Tarsus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	12,179	400,567
Teladoc Health, Inc. (Health Care Technology)	(a)	23,501	215,739
TG Therapeutics, Inc. (Biotechnology)	(a)	13,620	318,572
TransMedics Group, Inc. (Health Care Equip. & Supplies)	(a)	3,190	500,830
Travere Therapeutics, Inc. (Biotechnology)	(a)	23,811	333,116
Twist Bioscience Corp. (Biotechnology)	(a)	7,164	323,669
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	3,613	200,702
Vaxcyte, Inc. (Biotechnology)	(a)	12,104	1,383,124
Vericel Corp. (Biotechnology)	(a)	5,321	224,812
Viemed Healthcare, Inc. (Health Care Providers & Svs.)	(a)	11,958	87,652
Xencor, Inc. (Biotechnology)	(a)	9,329	187,606
Zentalis Pharmaceuticals, Inc. (Biotechnology)	(a)	1,298	4,777
			36,997,852
Industrials–22.4%
Advanced Drainage Systems, Inc. (Building Products)		2,642	415,217
AeroVironment, Inc. (Aerospace & Defense)	(a)	3,107	622,953
Albany International Corp. Class A (Machinery)		4,267	379,123
American Superconductor Corp. (Electrical Equip.)	(a)	17,958	423,809
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		6,063	1,352,837
Atkore, Inc. (Electrical Equip.)		4,971	421,242
AZEK Co., Inc. / The (Building Products)	(a)	16,337	764,572
Blue Bird Corp. (Machinery)	(a)	6,317	302,963

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Boise Cascade Co. (Trading Companies & Distributors)		11,114	$1,566,852
Chart Industries, Inc. (Machinery)	(a)	1,779	220,845
Comfort Systems U.S.A., Inc. (Construction & Engineering)		3,569	1,393,159
CSG Systems International, Inc. (Professional Svs.)		14,966	728,096
CSW Industrials, Inc. (Building Products)		1,066	390,572
Dycom Industries, Inc. (Construction & Engineering)	(a)	4,407	868,620
EMCOR Group, Inc. (Construction & Engineering)		3,265	1,405,680
EnerSys (Electrical Equip.)		10,246	1,045,604
ExlService Holdings, Inc. (Professional Svs.)	(a)	39,131	1,492,848
Federal Signal Corp. (Machinery)		2,784	260,193
Flowserve Corp. (Machinery)		16,766	866,634
Fluor Corp. (Construction & Engineering)	(a)	6,673	318,369
Franklin Covey Co. (Professional Svs.)	(a)	18,952	779,496
Franklin Electric Co., Inc. (Machinery)		18,390	1,927,640
FTAI Aviation Ltd. (Trading Companies & Distributors)		12,063	1,603,173
Gibraltar Industries, Inc. (Building Products)	(a)	7,546	527,692
GMS, Inc. (Trading Companies & Distributors)	(a)	4,249	384,832
Herc Holdings, Inc. (Trading Companies & Distributors)		5,735	914,331
Insperity, Inc. (Professional Svs.)		12,093	1,064,184
Kforce, Inc. (Professional Svs.)		15,644	961,324
Korn Ferry (Professional Svs.)		7,206	542,179
Manitowoc Co., Inc. / The (Machinery)	(a)	2,982	28,687
Maximus, Inc. (Professional Svs.)		2,617	243,800
McGrath RentCorp (Trading Companies & Distributors)		2,536	266,990
Moog, Inc. Class A (Aerospace & Defense)		2,483	501,616
Mueller Industries, Inc. (Machinery)		13,983	1,036,140
MYR Group, Inc. (Construction & Engineering)	(a)	3,900	398,697
NEXTracker, Inc. Class A (Electrical Equip.)	(a)	9,568	358,609
Oshkosh Corp. (Machinery)		3,654	366,167
Parsons Corp. (Professional Svs.)	(a)	5,196	538,721
Radiant Logistics, Inc. (Air Freight & Logistics)	(a)	10,231	65,785
Sterling Infrastructure, Inc. (Construction & Engineering)	(a)	2,143	310,778
Terex Corp. (Machinery)		7,130	377,248
UFP Industries, Inc. (Building Products)		12,460	1,634,877
Watts Water Technologies, Inc. Class A (Machinery)		3,831	793,745
Xylem, Inc. (Machinery)		2,271	306,653
Zurn Elkay Water Solutions Corp. (Building Products)		8,847	317,961
			31,491,513
Information Technology–20.8%
8x8, Inc. (Software)	(a)	13,109	26,742
ACI Worldwide, Inc. (Software)	(a)	24,735	1,259,012
Alarm.com Holdings, Inc. (Software)	(a)	6,957	380,339
Ambarella, Inc. (Semiconductors & Equip.)	(a)	4,857	273,959
Amkor Technology, Inc. (Semiconductors & Equip.)		9,172	280,663
Appian Corp. Class A (Software)	(a)	6,661	227,407
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		4,833	262,480
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	6,539	685,614
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		1,999	436,602
BlackLine, Inc. (Software)	(a)	6,296	347,161
Box, Inc. Class A (Software)	(a)	28,725	940,169
Braze, Inc. Class A (Software)	(a)	5,146	166,422
C3.ai, Inc. Class A (Software)	(a)	15,181	367,836
Calix, Inc. (Communications Equip.)	(a)	12,357	479,328
Clear Secure, Inc. Class A (Software)		16,398	543,430
CommVault Systems, Inc. (Software)	(a)	7,744	1,191,414
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	17,152	528,282
Diodes, Inc. (Semiconductors & Equip.)	(a)	3,409	218,483
Domo, Inc. Class B (Software)	(a)	2,462	18,490
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,028	592,794
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	3,630	$858,277
Fastly, Inc. Class A (IT Svs.)	(a)	17,550	132,854
FormFactor, Inc. (Semiconductors & Equip.)	(a)	7,991	367,586
Gitlab, Inc. Class A (Software)	(a)	5,904	304,292
Hackett Group, Inc. / The (IT Svs.)		6,448	169,389
Ichor Holdings Ltd. (Semiconductors & Equip.)	(a)	12,313	391,677
Impinj, Inc. (Semiconductors & Equip.)	(a)	3,079	666,665
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,136	890,853
Intapp, Inc. (Software)	(a)	4,993	238,815
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,587	703,557
LiveRamp Holdings, Inc. (Software)	(a)	8,891	220,319
MARA Holdings, Inc. (Software)	(a)	17,063	276,762
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	13,361	193,467
Napco Security Technologies, Inc. (Electronic Equip., Instr. & Comp.)		11,952	483,578
NETGEAR, Inc. (Communications Equip.)	(a)	7,988	160,239
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	3,695	766,934
Ooma, Inc. (Software)	(a)	7,140	81,325
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,439	977,633
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		12,205	920,623
Power Integrations, Inc. (Semiconductors & Equip.)		14,247	913,518
PROS Holdings, Inc. (Software)	(a)	9,570	177,236
Q2 Holdings, Inc. (Software)	(a)	16,618	1,325,618
Qualys, Inc. (Software)	(a)	4,453	572,032
Rambus, Inc. (Semiconductors & Equip.)	(a)	4,125	174,158
Rapid7, Inc. (Software)	(a)	12,977	517,653
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	9,845	673,890
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	6,592	761,837
Sprout Social, Inc. Class A (Software)	(a)	8,217	238,868
SPS Commerce, Inc. (Software)	(a)	3,866	750,661
Squarespace, Inc. Class A (IT Svs.)	(a)	6,357	295,156
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4,828	374,556
Tenable Holdings, Inc. (Software)	(a)	14,175	574,371
Varonis Systems, Inc. (Software)	(a)	26,002	1,469,113
Verint Systems, Inc. (Software)	(a)	21,098	534,412
Workiva, Inc. (Software)	(a)	9,431	746,181
Yext, Inc. (Software)	(a)	54,759	378,932
Zeta Global Holdings Corp. Class A (Software)	(a)	25,817	770,121
			29,279,785
Materials–3.1%
Alcoa Corp. (Metals & Mining)		8,369	322,876
Alpha Metallurgical Resources, Inc. (Metals & Mining)		900	212,562
Axalta Coating Systems Ltd. (Chemicals)	(a)	6,782	245,441
Cabot Corp. (Chemicals)		10,769	1,203,651
Carpenter Technology Corp. (Metals & Mining)		1,487	237,295
Century Aluminum Co. (Metals & Mining)	(a)	17,740	287,920
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	27,300	348,621
Constellium SE (Metals & Mining)	(a)	21,954	356,972
Kaiser Aluminum Corp. (Metals & Mining)		2,775	201,243
Materion Corp. (Metals & Mining)		1,864	208,507
Novagold Resources, Inc. (Metals & Mining)	(a)	65,935	270,334
Quaker Chemical Corp. (Chemicals)		1,818	306,315
Radius Recycling, Inc. (Metals & Mining)		7,765	143,963
			4,345,700
Real Estate–1.5%
COPT Defense Properties (Office REITs)		16,908	512,820
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)		10,682	423,328
NexPoint Residential Trust, Inc. (Residential REITs)		17,140	754,331
Outfront Media, Inc. (Specialized REITs)		20,772	381,789
			2,072,268
Total Common Stocks (Cost $131,585,285)			$139,370,627

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)

Rights–0.0%		Quantity	Value
Health Care–0.0%
Flexion Therapeutics, Inc. CVR (Biotechnology)		6,185	$3,835
Prevail Therapeutics, Inc. CVR (Biotechnology)		2,231	1,115
Total Rights (Cost $4,950)			$4,950
Total Investments – 99.0% (Cost $131,590,235)	(c)		$139,375,577
Other Assets in Excess of Liabilities – 1.0%	(d)		1,383,136
Net Assets – 100.0%			$140,758,713

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents a security deemed to be restricted. At September 30, 2024, the value of restricted securities in the Portfolio totaled $5,892, or 0.0% of the Portfolio’s net assets.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $129,200 of cash pledged as collateral for the futures contracts outstanding at September 30, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2024 (Unaudited)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	17	December 20, 2024	$1,888,139	$1,911,820	$23,681	$2,268
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks–99.5%		Shares	Value
Communication Services–1.4%
Frontier Communications Parent, Inc. (Diversified Telecom. Svs.)	(a)	43,587	$1,548,646
Iridium Communications, Inc. (Diversified Telecom. Svs.)		23,326	710,277
New York Times Co. / The Class A (Media)		32,206	1,792,908
Nexstar Media Group, Inc. (Media)		5,975	987,966
TKO Group Holdings, Inc. (Entertainment)	(a)	13,091	1,619,488
Warner Music Group Corp. Class A (Entertainment)		27,901	873,301
ZoomInfo Technologies, Inc. (Interactive Media & Svs.)	(a)	56,860	586,795
			8,119,381
Consumer Discretionary–14.3%
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	10,070	1,408,793
Aramark (Hotels, Restaurants & Leisure)		51,910	2,010,474
Autoliv, Inc. (Automobile Components)		14,406	1,345,088
AutoNation, Inc. (Specialty Retail)	(a)	5,160	923,227
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		13,561	876,719
Brunswick Corp. (Leisure Products)		13,048	1,093,683
Burlington Stores, Inc. (Specialty Retail)	(a)	12,438	3,277,164
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	23,209	984,990
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		7,120	462,658
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		4,465	581,789
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		14,466	1,955,948
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)		6,461	537,491
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	11,701	1,694,422
Dick's Sporting Goods, Inc. (Specialty Retail)		11,412	2,381,684
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	7,377	2,080,461
Five Below, Inc. (Specialty Retail)	(a)	10,851	958,686
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	21,115	2,621,850
GameStop Corp. Class A (Specialty Retail)	(a)	76,423	1,752,379
Gap, Inc. / The (Specialty Retail)		43,603	961,446
Gentex Corp. (Automobile Components)		45,362	1,346,798
Goodyear Tire & Rubber Co. / The (Automobile Components)	(a)	56,156	496,981
Graham Holdings Co. Class B (Diversified Consumer Svs.)		677	556,304
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	5,724	811,949
H&R Block, Inc. (Diversified Consumer Svs.)		27,505	1,747,943
Harley-Davidson, Inc. (Automobiles)		23,341	899,329
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	12,600	457,632
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		8,853	1,347,427
KB Home (Household Durables)		14,203	1,217,055
Lear Corp. (Automobile Components)		11,085	1,209,928
Light & Wonder, Inc. (Hotels, Restaurants & Leisure)	(a)	17,482	1,586,142
Lithia Motors, Inc. (Specialty Retail)		5,269	1,673,645
Macy's, Inc. (Broadline Retail)		54,464	854,540
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		6,355	466,965
Mattel, Inc. (Leisure Products)	(a)	66,973	1,275,836
Murphy U.S.A., Inc. (Specialty Retail)		3,674	1,810,804
Nordstrom, Inc. (Broadline Retail)		19,025	427,872
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	12,060	1,172,232
Penske Automotive Group, Inc. (Specialty Retail)		3,684	598,355
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	16,665	1,353,531
Polaris, Inc. (Leisure Products)		10,325	859,453
PVH Corp. (Textiles, Apparel & Luxury Goods)		11,006	1,109,735
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
RH (Specialty Retail)	(a)	2,944	$984,562
Service Corp. International (Diversified Consumer Svs.)		28,691	2,264,581
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	26,116	1,747,683
Taylor Morrison Home Corp. (Household Durables)	(a)	20,540	1,443,140
Tempur Sealy International, Inc. (Household Durables)		34,216	1,868,194
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		13,138	2,320,171
Thor Industries, Inc. (Automobiles)		10,482	1,151,867
Toll Brothers, Inc. (Household Durables)		20,226	3,124,715
TopBuild Corp. (Household Durables)	(a)	5,907	2,403,027
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		13,746	633,416
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	37,206	331,505
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	25,514	213,297
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		7,413	1,292,012
Valvoline, Inc. (Specialty Retail)	(a)	25,392	1,062,655
Visteon Corp. (Automobile Components)	(a)	5,440	518,106
Wendy's Co. / The (Hotels, Restaurants & Leisure)		33,639	589,355
Whirlpool Corp. (Household Durables)		10,816	1,157,312
Williams-Sonoma, Inc. (Specialty Retail)		25,342	3,925,983
Wingstop, Inc. (Hotels, Restaurants & Leisure)		5,774	2,402,446
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		15,562	1,216,015
YETI Holdings, Inc. (Leisure Products)	(a)	16,680	684,380
			82,523,830
Consumer Staples–4.3%
BellRing Brands, Inc. (Personal Care Products)	(a)	25,466	1,546,296
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	26,149	2,156,770
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	1,738	502,525
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		7,312	2,747,192
Celsius Holdings, Inc. (Beverages)	(a)	30,769	964,916
Coca-Cola Consolidated, Inc. (Beverages)		1,161	1,528,340
Coty, Inc. Class A (Personal Care Products)	(a)	71,819	674,380
Darling Ingredients, Inc. (Food Products)	(a)	31,334	1,164,371
e.l.f. Beauty, Inc. (Personal Care Products)	(a)	11,111	1,211,432
Flowers Foods, Inc. (Food Products)		38,591	890,294
Ingredion, Inc. (Food Products)		12,820	1,761,853
Lancaster Colony Corp. (Food Products)		3,797	670,436
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	30,705	2,406,351
Pilgrim's Pride Corp. (Food Products)	(a)	7,943	365,775
Post Holdings, Inc. (Food Products)	(a)	9,325	1,079,369
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	19,729	2,178,279
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	48,187	2,963,501
			24,812,080
Energy–5.0%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		66,379	999,004
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	57,604	1,650,355
ChampionX Corp. (Energy Equip. & Svs.)		37,536	1,131,710
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		21,986	1,808,348
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		12,193	1,587,894
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)		17,828	903,345

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	29,798	$970,521
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		19,135	1,505,159
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		31,959	1,424,413
Matador Resources Co. (Oil, Gas & Consumable Fuels)		22,872	1,130,334
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		27,947	942,932
NOV, Inc. (Energy Equip. & Svs.)		77,575	1,238,873
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		52,028	1,993,193
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		19,621	607,270
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		125,040	1,701,794
Range Resources Corp. (Oil, Gas & Consumable Fuels)		47,701	1,467,283
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	217,314	1,545,102
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		3,713	3,285,040
Valaris Ltd. (Energy Equip. & Svs.)	(a)	13,126	731,774
Viper Energy, Inc. (Oil, Gas & Consumable Fuels)		19,988	901,659
Weatherford International PLC (Energy Equip. & Svs.)		14,415	1,224,122
			28,750,125
Financials–16.5%
Affiliated Managers Group, Inc. (Capital Markets)		5,875	1,044,575
Ally Financial, Inc. (Consumer Finance)		54,029	1,922,892
American Financial Group, Inc. (Insurance)		14,218	1,913,743
Annaly Capital Management, Inc. (Mortgage REIT)		98,720	1,981,310
Associated Banc-Corp (Banks)		29,259	630,239
Bank OZK (Banks)		20,792	893,848
Brighthouse Financial, Inc. (Insurance)	(a)	11,971	539,054
Cadence Bank (Banks)		35,946	1,144,880
Carlyle Group, Inc. / The (Capital Markets)		41,430	1,783,976
CNO Financial Group, Inc. (Insurance)		20,840	731,484
Columbia Banking System, Inc. (Banks)		41,276	1,077,716
Commerce Bancshares, Inc. (Banks)		23,116	1,373,090
Cullen / Frost Bankers, Inc. (Banks)		12,615	1,411,114
East West Bancorp, Inc. (Banks)		27,311	2,259,712
Equitable Holdings, Inc. (Financial Services)		63,005	2,648,100
Essent Group Ltd. (Financial Services)		20,935	1,345,911
Euronet Worldwide, Inc. (Financial Services)	(a)	8,319	825,494
Evercore, Inc. Class A (Capital Markets)		7,025	1,779,714
Federated Hermes, Inc. (Capital Markets)		15,509	570,266
Fidelity National Financial, Inc. (Insurance)		51,188	3,176,727
First American Financial Corp. (Insurance)		20,273	1,338,221
First Financial Bankshares, Inc. (Banks)		25,332	937,537
First Horizon Corp. (Banks)		105,591	1,639,828
FirstCash Holdings, Inc. (Consumer Finance)		7,672	880,746
FNB Corp. (Banks)		70,849	999,679
Glacier Bancorp, Inc. (Banks)		22,343	1,021,075
Hamilton Lane, Inc. Class A (Capital Markets)		7,987	1,344,931
Hancock Whitney Corp. (Banks)		17,013	870,555
Hanover Insurance Group, Inc. / The (Insurance)		7,090	1,050,100
Home BancShares, Inc. (Banks)		36,591	991,250
Houlihan Lokey, Inc. (Capital Markets)		10,467	1,653,995
Interactive Brokers Group, Inc. Class A (Capital Markets)		21,445	2,988,575
International Bancshares Corp. (Banks)		10,539	630,127
Janus Henderson Group PLC (Capital Markets)		25,105	955,747
Jefferies Financial Group, Inc. (Capital Markets)		31,987	1,968,800
Kemper Corp. (Insurance)		11,933	730,896
Kinsale Capital Group, Inc. (Insurance)		4,359	2,029,420
MGIC Investment Corp. (Financial Services)		51,079	1,307,622
Morningstar, Inc. (Capital Markets)		5,318	1,697,080
New York Community Bancorp, Inc. (Banks)		58,726	659,493
Old National Bancorp (Banks)		62,849	1,172,762
Common Stocks (Continued)		Shares	Value
Financials (continued)
Old Republic International Corp. (Insurance)		46,859	$1,659,746
Pinnacle Financial Partners, Inc. (Banks)		15,078	1,477,192
Primerica, Inc. (Insurance)		6,665	1,767,225
Prosperity Bancshares, Inc. (Banks)		18,770	1,352,754
Reinsurance Group of America, Inc. (Insurance)		12,977	2,827,299
RenaissanceRe Holdings Ltd. (Insurance)		10,277	2,799,455
RLI Corp. (Insurance)		8,202	1,271,146
Ryan Specialty Holdings, Inc. (Insurance)		20,157	1,338,223
SEI Investments Co. (Capital Markets)		19,451	1,345,815
Selective Insurance Group, Inc. (Insurance)		11,986	1,118,294
SLM Corp. (Consumer Finance)		42,848	979,934
SouthState Corp. (Banks)		15,015	1,459,158
Starwood Property Trust, Inc. (Mortgage REIT)		62,557	1,274,912
Stifel Financial Corp. (Capital Markets)		20,199	1,896,686
Synovus Financial Corp. (Banks)		28,368	1,261,525
Texas Capital Bancshares, Inc. (Banks)	(a)	9,103	650,500
UMB Financial Corp. (Banks)		8,740	918,661
United Bankshares, Inc. (Banks)		26,580	986,118
Unum Group (Insurance)		33,676	2,001,702
Valley National Bancorp (Banks)		84,282	763,595
Voya Financial, Inc. (Financial Services)		19,373	1,534,729
Webster Financial Corp. (Banks)		33,778	1,574,393
Western Alliance Bancorp (Banks)		21,494	1,859,016
Western Union Co. / The (Financial Services)		66,555	794,001
WEX, Inc. (Financial Services)	(a)	8,095	1,697,764
Wintrust Financial Corp. (Banks)		13,103	1,422,069
Zions Bancorp N.A. (Banks)		29,102	1,374,197
			95,328,393
Health Care–9.9%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	18,298	1,160,276
Amedisys, Inc. (Health Care Providers & Svs.)	(a)	6,430	620,559
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	24,495	474,468
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	133,955	3,465,416
Azenta, Inc. (Life Sciences Tools & Svs.)	(a)	9,638	466,865
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	37,513	2,636,789
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	3,773	1,262,370
Bruker Corp. (Life Sciences Tools & Svs.)		21,776	1,503,851
Chemed Corp. (Health Care Providers & Svs.)		2,965	1,781,876
Cytokinetics, Inc. (Biotechnology)	(a)	23,184	1,224,115
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		39,942	1,080,831
Doximity, Inc. Class A (Health Care Technology)	(a)	24,662	1,074,523
Encompass Health Corp. (Health Care Providers & Svs.)		19,827	1,916,081
Enovis Corp. (Health Care Equip. & Supplies)	(a)	11,005	473,765
Ensign Group, Inc. / The (Health Care Providers & Svs.)		11,172	1,606,757
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	33,880	669,469
Exelixis, Inc. (Biotechnology)	(a)	56,206	1,458,546
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	22,261	1,592,552
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	10,084	810,552
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	24,960	1,428,710
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	17,145	1,403,318
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	31,388	4,093,309
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	12,168	1,355,637
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	13,681	1,501,490
LivaNova PLC (Health Care Equip. & Supplies)	(a)	10,699	562,126
Masimo Corp. (Health Care Equip. & Supplies)	(a)	8,700	1,159,971
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	5,009	1,672,004
Neogen Corp. (Health Care Equip. & Supplies)	(a)	38,854	653,136
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	19,896	2,292,417
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	33,698	1,054,747

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	7,654	$1,487,249
Perrigo Co. PLC (Pharmaceuticals)		26,879	705,036
R1 RCM, Inc. (Health Care Providers & Svs.)	(a)	30,774	436,068
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	10,263	1,527,340
Roivant Sciences Ltd. (Biotechnology)	(a)	85,971	992,105
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	18,791	2,346,808
Sotera Health Co. (Life Sciences Tools & Svs.)	(a)	30,134	503,238
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	18,881	3,138,022
United Therapeutics Corp. (Biotechnology)	(a)	8,766	3,141,296
			56,733,688
Industrials–22.5%
AAON, Inc. (Building Products)		13,249	1,428,772
Acuity Brands, Inc. (Electrical Equip.)		6,062	1,669,414
Advanced Drainage Systems, Inc. (Building Products)		13,900	2,184,524
AECOM (Construction & Engineering)		26,416	2,727,980
AGCO Corp. (Machinery)		12,207	1,194,577
American Airlines Group, Inc. (Passenger Airlines)	(a)	129,396	1,454,411
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		7,558	1,686,417
Avis Budget Group, Inc. (Ground Transportation)		3,373	295,441
Brink's Co. / The (Commercial Svs. & Supplies)		8,697	1,005,721
BWX Technologies, Inc. (Aerospace & Defense)		18,013	1,958,013
CACI International, Inc. Class A (Professional Svs.)	(a)	4,395	2,217,541
Carlisle Cos., Inc. (Building Products)		9,087	4,086,878
Chart Industries, Inc. (Machinery)	(a)	8,284	1,028,376
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	9,997	2,416,375
CNH Industrial N.V. (Machinery)		172,929	1,919,512
Comfort Systems U.S.A., Inc. (Construction & Engineering)		7,007	2,735,182
Concentrix Corp. (Professional Svs.)		9,268	474,985
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	38,012	1,687,733
Crane Co. (Machinery)		9,582	1,516,639
Curtiss-Wright Corp. (Aerospace & Defense)		7,546	2,480,295
Donaldson Co., Inc. (Machinery)		23,724	1,748,459
EMCOR Group, Inc. (Construction & Engineering)		9,193	3,957,862
EnerSys (Electrical Equip.)		7,930	809,257
Esab Corp. (Machinery)		11,195	1,190,140
ExlService Holdings, Inc. (Professional Svs.)	(a)	31,803	1,213,284
Exponent, Inc. (Professional Svs.)		9,996	1,152,339
Flowserve Corp. (Machinery)		25,886	1,338,047
Fluor Corp. (Construction & Engineering)	(a)	33,750	1,610,213
Fortune Brands Innovations, Inc. (Building Products)		24,454	2,189,367
FTI Consulting, Inc. (Professional Svs.)	(a)	6,952	1,581,997
GATX Corp. (Trading Companies & Distributors)		7,015	929,137
Genpact Ltd. (Professional Svs.)		32,299	1,266,444
Graco, Inc. (Machinery)		33,286	2,912,858
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	23,539	1,225,676
Hexcel Corp. (Aerospace & Defense)		16,107	995,896
Insperity, Inc. (Professional Svs.)		7,027	618,376
ITT, Inc. (Machinery)		16,098	2,406,812
KBR, Inc. (Professional Svs.)		26,216	1,707,448
Kirby Corp. (Marine Transportation)	(a)	11,409	1,396,804
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		31,893	1,720,627
Landstar System, Inc. (Ground Transportation)		6,986	1,319,446
Lennox International, Inc. (Building Products)		6,319	3,818,509
Lincoln Electric Holdings, Inc. (Machinery)		11,167	2,144,287
ManpowerGroup, Inc. (Professional Svs.)		9,349	687,338
MasTec, Inc. (Construction & Engineering)	(a)	12,126	1,492,711
Maximus, Inc. (Professional Svs.)		11,857	1,104,598
MDU Resources Group, Inc. (Construction & Engineering)		40,174	1,101,169
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Middleby Corp. / The (Machinery)	(a)	10,595	$1,474,082
MSA Safety, Inc. (Commercial Svs. & Supplies)		7,754	1,375,094
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		8,847	761,373
NEXTracker, Inc. Class A (Electrical Equip.)	(a)	28,263	1,059,297
nVent Electric PLC (Electrical Equip.)		32,751	2,301,085
Oshkosh Corp. (Machinery)		12,824	1,285,093
Owens Corning (Building Products)		17,132	3,024,141
Parsons Corp. (Professional Svs.)	(a)	9,206	954,478
Paylocity Holding Corp. (Professional Svs.)	(a)	8,540	1,408,844
RB Global, Inc. (Commercial Svs. & Supplies)		36,305	2,922,189
RBC Bearings, Inc. (Machinery)	(a)	5,725	1,713,951
Regal Rexnord Corp. (Electrical Equip.)		13,111	2,174,853
Ryder System, Inc. (Ground Transportation)		8,528	1,243,382
Saia, Inc. (Ground Transportation)	(a)	5,239	2,290,805
Science Applications International Corp. (Professional Svs.)		10,094	1,405,791
Sensata Technologies Holding PLC (Electrical Equip.)		29,745	1,066,656
Simpson Manufacturing Co., Inc. (Building Products)		8,308	1,589,071
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	18,292	1,115,812
Terex Corp. (Machinery)		13,182	697,460
Tetra Tech, Inc. (Commercial Svs. & Supplies)		52,705	2,485,568
Timken Co. / The (Machinery)		12,576	1,060,031
Toro Co. / The (Machinery)		20,467	1,775,103
Trex Co., Inc. (Building Products)	(a)	21,419	1,426,077
UFP Industries, Inc. (Building Products)		12,003	1,574,914
Valmont Industries, Inc. (Construction & Engineering)		3,973	1,151,971
Watsco, Inc. (Trading Companies & Distributors)		6,855	3,371,837
Watts Water Technologies, Inc. Class A (Machinery)		5,398	1,118,412
WESCO International, Inc. (Trading Companies & Distributors)		8,814	1,480,576
Woodward, Inc. (Aerospace & Defense)		11,755	2,016,100
XPO, Inc. (Ground Transportation)	(a)	22,934	2,465,634
			129,597,567
Information Technology–9.1%
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	30,626	713,586
Altair Engineering, Inc. Class A (Software)	(a)	11,710	1,118,422
Amkor Technology, Inc. (Semiconductors & Equip.)		22,332	683,359
Appfolio, Inc. Class A (Software)	(a)	4,533	1,067,068
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	10,432	1,385,683
ASGN, Inc. (IT Svs.)	(a)	8,827	822,941
Aspen Technology, Inc. (Software)	(a)	5,235	1,250,223
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		17,361	942,876
Belden, Inc. (Electronic Equip., Instr. & Comp.)		8,040	941,725
Blackbaud, Inc. (Software)	(a)	7,865	666,008
Ciena Corp. (Communications Equip.)	(a)	28,315	1,743,921
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	10,524	1,307,186
Cognex Corp. (Electronic Equip., Instr. & Comp.)		33,792	1,368,576
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	30,206	2,685,615
CommVault Systems, Inc. (Software)	(a)	8,613	1,325,110
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		9,680	543,048
Dolby Laboratories, Inc. Class A (Software)		11,759	899,916
Dropbox, Inc. Class A (Software)	(a)	46,748	1,188,802
Dynatrace, Inc. (Software)	(a)	58,699	3,138,636
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	7,122	1,683,926
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	5,403	401,551
Kyndryl Holdings, Inc. (IT Svs.)	(a)	45,557	1,046,900
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	27,146	1,440,638
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		4,884	1,295,481

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Lumentum Holdings, Inc. (Communications Equip.)	(a)	13,379	$847,961
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	11,380	1,266,139
Manhattan Associates, Inc. (Software)	(a)	12,068	3,395,694
MKS Instruments, Inc. (Semiconductors & Equip.)		13,258	1,441,277
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,074	1,265,680
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	9,731	2,019,766
Power Integrations, Inc. (Semiconductors & Equip.)		11,198	718,016
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	60,879	3,058,561
Qualys, Inc. (Software)	(a)	7,253	931,720
Rambus, Inc. (Semiconductors & Equip.)	(a)	21,217	895,782
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	6,362	735,256
Synaptics, Inc. (Semiconductors & Equip.)	(a)	7,783	603,805
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		14,987	1,799,639
Teradata Corp. (Software)	(a)	18,935	574,488
Universal Display Corp. (Semiconductors & Equip.)		8,695	1,825,081
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		22,354	422,714
Vontier Corp. (Electronic Equip., Instr. & Comp.)		30,285	1,021,816
			52,484,592
Materials–6.5%
Alcoa Corp. (Metals & Mining)		50,903	1,963,838
AptarGroup, Inc. (Containers & Packaging)		13,081	2,095,445
Arcadium Lithium PLC (Chemicals)	(a)	211,895	603,901
Ashland, Inc. (Chemicals)		9,622	836,825
Avient Corp. (Chemicals)		17,992	905,357
Axalta Coating Systems Ltd. (Chemicals)	(a)	43,212	1,563,842
Berry Global Group, Inc. (Containers & Packaging)		22,581	1,535,056
Cabot Corp. (Chemicals)		10,802	1,207,340
Chemours Co. / The (Chemicals)		29,412	597,652
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	92,222	1,177,675
Commercial Metals Co. (Metals & Mining)		22,658	1,245,284
Crown Holdings, Inc. (Containers & Packaging)		23,486	2,251,838
Eagle Materials, Inc. (Construction Materials)		6,624	1,905,394
Graphic Packaging Holding Co. (Containers & Packaging)		59,134	1,749,775
Greif, Inc. Class A (Containers & Packaging)		5,085	318,626
Knife River Corp. (Construction Materials)	(a)	11,155	997,146
Louisiana-Pacific Corp. (Paper & Forest Products)		12,324	1,324,337
NewMarket Corp. (Chemicals)		1,512	834,458
Olin Corp. (Chemicals)		23,152	1,110,833
Reliance, Inc. (Metals & Mining)		10,840	3,135,036
Royal Gold, Inc. (Metals & Mining)		12,954	1,817,446
RPM International, Inc. (Chemicals)		25,378	3,070,738
Scotts Miracle-Gro Co. / The (Chemicals)		8,397	728,020
Silgan Holdings, Inc. (Containers & Packaging)		15,990	839,475
Sonoco Products Co. (Containers & Packaging)		19,361	1,057,691
United States Steel Corp. (Metals & Mining)		44,083	1,557,452
Westlake Corp. (Chemicals)		6,587	989,960
			37,420,440
Real Estate–7.4%
Agree Realty Corp. (Retail REITs)		19,782	1,490,178
American Homes 4 Rent Class A (Residential REITs)		61,997	2,380,065
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Brixmor Property Group, Inc. (Retail REITs)		59,377	$1,654,243
COPT Defense Properties (Office REITs)		22,151	671,840
Cousins Properties, Inc. (Office REITs)		29,977	883,722
CubeSmart (Specialized REITs)		44,373	2,388,599
EastGroup Properties, Inc. (Industrial REITs)		9,586	1,790,857
EPR Properties (Specialized REITs)		14,920	731,677
Equity LifeStyle Properties, Inc. (Residential REITs)		36,751	2,621,816
First Industrial Realty Trust, Inc. (Industrial REITs)		26,076	1,459,734
Gaming & Leisure Properties, Inc. (Specialized REITs)		54,066	2,781,696
Healthcare Realty Trust, Inc. (Health Care REITs)		71,531	1,298,288
Independence Realty Trust, Inc. (Residential REITs)		44,278	907,699
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	9,352	2,523,263
Kilroy Realty Corp. (Office REITs)		20,816	805,579
Kite Realty Group Trust (Retail REITs)		43,280	1,149,517
Lamar Advertising Co. Class A (Specialized REITs)		17,316	2,313,418
National Storage Affiliates Trust (Specialized REITs)		13,767	663,569
NNN REIT, Inc. (Retail REITs)		36,188	1,754,756
Omega Healthcare Investors, Inc. (Health Care REITs)		50,804	2,067,723
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)		41,165	580,427
PotlatchDeltic Corp. (Specialized REITs)		14,149	637,412
Rayonier, Inc. (Specialized REITs)		26,419	850,163
Rexford Industrial Realty, Inc. (Industrial REITs)		43,163	2,171,531
Sabra Health Care REIT, Inc. (Health Care REITs)		46,159	859,019
STAG Industrial, Inc. (Industrial REITs)		35,883	1,402,666
Vornado Realty Trust (Office REITs)		32,653	1,286,528
W.P. Carey, Inc. (Diversified REITs)		43,121	2,686,438
			42,812,423
Utilities–2.6%
ALLETE, Inc. (Electric Utilities)		11,380	730,482
Black Hills Corp. (Multi-Utilities)		13,743	839,972
Essential Utilities, Inc. (Water Utilities)		49,610	1,913,458
IDACORP, Inc. (Electric Utilities)		10,493	1,081,723
National Fuel Gas Co. (Gas Utilities)		18,001	1,091,041
New Jersey Resources Corp. (Gas Utilities)		19,540	922,288
Northwestern Energy Group, Inc. (Multi-Utilities)		12,078	691,103
OGE Energy Corp. (Electric Utilities)		39,579	1,623,531
ONE Gas, Inc. (Gas Utilities)		11,163	830,750
Ormat Technologies, Inc. (Ind. Power & Renewable Elec.)		10,601	815,641
Portland General Electric Co. (Electric Utilities)		20,308	972,753
Southwest Gas Holdings, Inc. (Gas Utilities)		11,862	874,941
Spire, Inc. (Gas Utilities)		11,379	765,693
TXNM Energy, Inc. (Electric Utilities)		17,824	780,157
UGI Corp. (Gas Utilities)		42,302	1,058,396
			14,991,929
Total Common Stocks (Cost $469,108,225)			$573,574,448

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	11/21/2024	$215,000	$213,591
Total U.S. Treasury Obligations (Cost $213,472)					$213,591
Total Investments – 99.5% (Cost $469,321,697)				(c)	$573,788,039
Other Assets in Excess of Liabilities – 0.5%				(b)	2,702,187
Net Assets – 100.0%					$576,490,226

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged, in addition to $9,355 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at September 30, 2024. See also the following Schedule of Open Futures Contracts.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2024 (Unaudited)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	12	December 20, 2024	$3,772,781	$3,778,320	$5,539	$(22,768)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks–98.8%		Shares	Value
Communication Services–12.7%
Alphabet, Inc. Class A (Interactive Media & Svs.)		61,963	$10,276,564
Alphabet, Inc. Class C (Interactive Media & Svs.)		84,727	14,165,507
Comcast Corp. Class A (Media)		62,170	2,596,841
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		41,953	24,015,575
Netflix, Inc. (Entertainment)	(a)	8,840	6,269,947
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	27,580	892,765
ROBLOX Corp. Class A (Entertainment)	(a)	20,239	895,778
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	116,446	1,245,972
Spotify Technology SA (Entertainment)	(a)	2,584	952,281
			61,311,230
Consumer Discretionary–13.4%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	18,601	2,358,793
Amazon.com, Inc. (Broadline Retail)	(a)	121,846	22,703,565
AutoNation, Inc. (Specialty Retail)	(a)	5,268	942,550
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		1,505	6,339,241
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	16,110	928,258
D.R. Horton, Inc. (Household Durables)		6,678	1,273,962
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	5,352	853,376
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	8,495	1,212,491
Home Depot, Inc. / The (Specialty Retail)		9,500	3,849,400
Lear Corp. (Automobile Components)		346	37,766
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		3,166	787,068
MercadoLibre, Inc. (Broadline Retail)	(a)	1,188	2,437,728
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		34,625	3,060,850
NVR, Inc. (Household Durables)	(a)	82	804,568
Ross Stores, Inc. (Specialty Retail)		3,770	567,423
Tesla, Inc. (Automobiles)	(a)	38,213	9,997,667
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		4,503	795,230
TJX Cos., Inc. / The (Specialty Retail)		25,719	3,023,011
Toll Brothers, Inc. (Household Durables)		11,761	1,816,957
Wingstop, Inc. (Hotels, Restaurants & Leisure)		1,825	759,346
			64,549,250
Consumer Staples–3.9%
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		12,173	10,791,608
Kimberly-Clark Corp. (Household Products)		26,538	3,775,827
Kroger Co. / The (Consumer Staples Distribution & Retail)		15,176	869,585
Procter & Gamble Co. / The (Household Products)		5,506	953,639
Walmart, Inc. (Consumer Staples Distribution & Retail)		27,330	2,206,897
			18,597,556
Financials–6.6%
CME Group, Inc. (Capital Markets)		4,640	1,023,816
Mastercard, Inc. Class A (Financial Services)		25,707	12,694,117
Progressive Corp. / The (Insurance)		14,195	3,602,123
S&P Global, Inc. (Capital Markets)		9,765	5,044,794
Visa, Inc. (Financial Services)		34,283	9,426,111
			31,790,961
Health Care–7.8%
Biogen, Inc. (Biotechnology)	(a)	3,138	608,270
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	10,912	914,426
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Cardinal Health, Inc. (Health Care Providers & Svs.)		7,002	$773,861
Eli Lilly & Co. (Pharmaceuticals)		17,019	15,077,813
Gilead Sciences, Inc. (Biotechnology)		42,644	3,575,273
HCA Healthcare, Inc. (Health Care Providers & Svs.)		6,400	2,601,152
Merck & Co., Inc. (Pharmaceuticals)		53,228	6,044,572
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	14,459	1,665,966
Stryker Corp. (Health Care Equip. & Supplies)		13,083	4,726,364
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		2,701	1,670,757
			37,658,454
Industrials–5.0%
Cintas Corp. (Commercial Svs. & Supplies)		36,624	7,540,149
Eaton Corp. PLC (Electrical Equip.)		3,770	1,249,529
EMCOR Group, Inc. (Construction & Engineering)		2,445	1,052,646
General Dynamics Corp. (Aerospace & Defense)		3,357	1,014,485
Lockheed Martin Corp. (Aerospace & Defense)		6,104	3,568,154
Parker-Hannifin Corp. (Machinery)		7,153	4,519,409
Uber Technologies, Inc. (Ground Transportation)	(a)	31,140	2,340,482
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,029	1,068,936
Waste Management, Inc. (Commercial Svs. & Supplies)		8,280	1,718,928
			24,072,718
Information Technology–48.9%
Adobe, Inc. (Software)	(a)	11,925	6,174,527
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	50,753	8,327,552
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		12,865	838,283
Apple, Inc. (Tech. Hardware, Storage & Periph.)		164,155	38,248,115
Applied Materials, Inc. (Semiconductors & Equip.)		14,729	2,975,995
Arista Networks, Inc. (Communications Equip.)	(a)	8,300	3,185,706
Atlassian Corp. Class A (Software)	(a)	13,031	2,069,453
Autodesk, Inc. (Software)	(a)	9,159	2,523,121
Broadcom, Inc. (Semiconductors & Equip.)		111,686	19,265,835
Crowdstrike Holdings, Inc. Class A (Software)	(a)	8,196	2,298,732
Datadog, Inc. Class A (Software)	(a)	21,929	2,523,151
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		21,473	2,545,410
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	54,894	1,835,106
Fortinet, Inc. (Software)	(a)	63,060	4,890,303
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		131,870	2,698,060
HP, Inc. (Tech. Hardware, Storage & Periph.)		24,154	866,404
HubSpot, Inc. (Software)	(a)	2,645	1,406,082
Intuit, Inc. (Software)		5,131	3,186,351
KLA Corp. (Semiconductors & Equip.)		802	621,077
Lam Research Corp. (Semiconductors & Equip.)	(a)	6,162	5,028,685
Manhattan Associates, Inc. (Software)	(a)	11,926	3,355,738
Micron Technology, Inc. (Semiconductors & Equip.)		5,901	611,993
Microsoft Corp. (Software)		85,287	36,698,996
Motorola Solutions, Inc. (Communications Equip.)		5,294	2,380,341
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		40,617	5,016,606
NVIDIA Corp. (Semiconductors & Equip.)		368,241	44,719,187
Oracle Corp. (Software)		34,436	5,867,894
Palo Alto Networks, Inc. (Software)	(a)	2,745	938,241

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
QUALCOMM, Inc. (Semiconductors & Equip.)		27,344	$4,649,847
Salesforce, Inc. (Software)		13,712	3,753,112
ServiceNow, Inc. (Software)	(a)	8,565	7,660,450
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	1,481	616,688
Synopsys, Inc. (Software)	(a)	1,830	926,694
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		38,083	5,750,152
Workday, Inc. Class A (Software)	(a)	3,370	823,662
			235,277,549
Materials–0.3%
Ecolab, Inc. (Chemicals)		2,898	739,947
Nucor Corp. (Metals & Mining)		4,789	719,978
			1,459,925
Common Stocks (Continued)		Shares	Value
Real Estate–0.2%
Lineage, Inc. (Industrial REITs)		11,318	$887,105
Total Common Stocks (Cost $381,933,209)			$475,604,748
Total Investments – 98.8% (Cost $381,933,209)	(b)		$475,604,748
Other Assets in Excess of Liabilities – 1.2%	(c)		5,986,132
Net Assets – 100.0%			$481,590,880

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $355,200 of cash pledged as collateral for the futures contracts outstanding at September 30, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2024 (Unaudited)
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	16	December 20, 2024	$6,346,223	$6,483,600	$137,377	$12,720
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks–49.7%		Shares	Value
Communication Services–5.1%
Alphabet, Inc. Class C (Interactive Media & Svs.)		143,773	$24,037,408
AT&T, Inc. (Diversified Telecom. Svs.)		94,986	2,089,692
Charter Communications, Inc. Class A (Media)	(a)	2,128	689,642
Comcast Corp. Class A (Media)		110,555	4,617,883
Electronic Arts, Inc. (Entertainment)		12,277	1,761,013
Live Nation Entertainment, Inc. (Entertainment)	(a)	4,017	439,821
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		38,524	22,052,679
Netflix, Inc. (Entertainment)	(a)	11,627	8,246,682
New York Times Co. / The Class A (Media)		35,581	1,980,794
Verizon Communications, Inc. (Diversified Telecom. Svs.)		72,844	3,271,424
Warner Bros. Discovery, Inc. (Entertainment)	(a)	51,767	427,078
			69,614,116
Consumer Discretionary–5.1%
Amazon.com, Inc. (Broadline Retail)	(a)	134,277	25,019,833
Aptiv PLC (Automobile Components)	(a)	8,262	594,947
AutoZone, Inc. (Specialty Retail)	(a)	1,205	3,795,798
Best Buy Co., Inc. (Specialty Retail)		6,839	706,469
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		448	1,887,030
CarMax, Inc. (Specialty Retail)	(a)	5,134	397,269
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	64,601	3,722,310
Compass Group PLC – ADR (Hotels, Restaurants & Leisure)		85,799	2,781,818
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3,591	589,391
Dick's Sporting Goods, Inc. (Specialty Retail)		1,753	365,851
eBay, Inc. (Broadline Retail)		11,721	763,154
Ferrari N.V. (Automobiles)		4,688	2,203,876
General Motors Co. (Automobiles)		31,310	1,403,940
Home Depot, Inc. / The (Specialty Retail)		23,878	9,675,365
LKQ Corp. (Distributors)		9,054	361,436
Lowe's Cos., Inc. (Specialty Retail)		8,474	2,295,183
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	10,091	2,738,193
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		19,329	1,708,683
On Holding AG Class A (Textiles, Apparel & Luxury Goods)	(a)	32,791	1,644,469
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	752	866,003
Tractor Supply Co. (Specialty Retail)		12,387	3,603,750
Ulta Beauty, Inc. (Specialty Retail)	(a)	1,335	519,475
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		14,024	1,959,293
			69,603,536
Consumer Staples–3.4%
Altria Group, Inc. (Tobacco)		47,558	2,427,360
Archer-Daniels-Midland Co. (Food Products)		12,117	723,870
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	4,287	353,592
Bunge Global SA (Food Products)		3,489	337,177
Celsius Holdings, Inc. (Beverages)	(a)	32,701	1,025,503
Clorox Co. / The (Household Products)		2,759	449,469
Coca-Cola Co. / The (Beverages)		45,038	3,236,431
Colgate-Palmolive Co. (Household Products)		32,169	3,339,464
Conagra Brands, Inc. (Food Products)		13,250	430,890
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		9,552	8,468,039
Dollar General Corp. (Consumer Staples Distribution & Retail)		5,510	465,981
Kenvue, Inc. (Personal Care Products)		41,758	965,863
Koninklijke Ahold Delhaize N.V. – ADR (Consumer Staples Distribution & Retail)		41,670	1,439,698
Kroger Co. / The (Consumer Staples Distribution & Retail)		15,106	865,574
Monster Beverage Corp. (Beverages)	(a)	135,208	7,053,801
PepsiCo, Inc. (Beverages)		12,557	2,135,318
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	5,696	446,395
Philip Morris International, Inc. (Tobacco)		30,398	3,690,317
Procter & Gamble Co. / The (Household Products)		17,261	2,989,605
Sysco Corp. (Consumer Staples Distribution & Retail)		9,503	741,804
Target Corp. (Consumer Staples Distribution & Retail)		14,162	2,207,289
Walmart, Inc. (Consumer Staples Distribution & Retail)		38,736	3,127,932
			46,921,372
Energy–1.4%
APA Corp. (Oil, Gas & Consumable Fuels)		12,891	315,314
Chevron Corp. (Oil, Gas & Consumable Fuels)		16,329	2,404,772
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		2,246	292,496
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		13,708	536,257

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		3,430	$591,332
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		11,040	1,357,147
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		31,872	3,736,036
Halliburton Co. (Energy Equip. & Svs.)		19,135	555,872
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		13,260	353,114
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		7,569	1,233,066
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		11,258	580,237
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		8,034	307,782
Phillips 66 (Oil, Gas & Consumable Fuels)		9,223	1,212,363
Shell PLC – ADR (Oil, Gas & Consumable Fuels)		61,464	4,053,551
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		7,994	1,079,430
			18,608,769
Financials–6.3%
Ally Financial, Inc. (Consumer Finance)		9,492	337,820
American Financial Group, Inc. (Insurance)		7,113	957,410
American International Group, Inc. (Insurance)		26,856	1,966,665
Ameriprise Financial, Inc. (Capital Markets)		4,055	1,905,079
Bank of America Corp. (Banks)		62,370	2,474,842
Bank of New York Mellon Corp. / The (Capital Markets)		33,022	2,372,961
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	15,039	6,921,850
Block, Inc. (Financial Services)	(a)	15,944	1,070,321
Capital One Financial Corp. (Consumer Finance)		14,517	2,173,630
CBOE Global Markets, Inc. (Capital Markets)		16,298	3,338,971
Citizens Financial Group, Inc. (Banks)		10,547	433,165
CME Group, Inc. (Capital Markets)		10,751	2,372,208
Everest Group Ltd. (Insurance)		6,919	2,711,072
FactSet Research Systems, Inc. (Capital Markets)		922	423,982
Fidelity National Financial, Inc. (Insurance)		7,619	472,835
Fiserv, Inc. (Financial Services)	(a)	24,346	4,373,759
Global Payments, Inc. (Financial Services)		10,580	1,083,604
Interactive Brokers Group, Inc. Class A (Capital Markets)		3,071	427,975
JPMorgan Chase & Co. (Banks)		27,755	5,852,419
Loews Corp. (Insurance)		5,038	398,254
LPL Financial Holdings, Inc. (Capital Markets)		3,284	763,957
M&T Bank Corp. (Banks)		12,385	2,206,016
Markel Group, Inc. (Insurance)	(a)	621	974,088
Marsh & McLennan Cos., Inc. (Insurance)		12,678	2,828,335
Mastercard, Inc. Class A (Financial Services)		4,044	1,996,927
MetLife, Inc. (Insurance)		16,046	1,323,474
MSCI, Inc. (Capital Markets)		3,657	2,131,775
Northern Trust Corp. (Capital Markets)		4,566	411,077
PayPal Holdings, Inc. (Financial Services)	(a)	35,416	2,763,510
Progressive Corp. / The (Insurance)		6,490	1,646,902
Reinsurance Group of America, Inc. (Insurance)		7,153	1,558,424
RenaissanceRe Holdings Ltd. (Insurance)		1,685	458,994
S&P Global, Inc. (Capital Markets)		3,355	1,733,260
State Street Corp. (Capital Markets)		13,778	1,218,940
Synchrony Financial (Consumer Finance)		21,041	1,049,525
T. Rowe Price Group, Inc. (Capital Markets)		8,904	969,913
U.S. Bancorp (Banks)		51,872	2,372,107
Unum Group (Insurance)		7,368	437,954
Visa, Inc. (Financial Services)		54,473	14,977,351
W. R. Berkley Corp. (Insurance)		7,253	411,463
Willis Towers Watson PLC (Insurance)		5,177	1,524,782
			85,827,596
Health Care–7.8%
AbbVie, Inc. (Biotechnology)		26,055	5,145,341
Baxter International, Inc. (Health Care Equip. & Supplies)		11,443	434,491
Bristol-Myers Squibb Co. (Pharmaceuticals)		53,631	2,774,868
Cardinal Health, Inc. (Health Care Providers & Svs.)		10,368	1,145,871
Cencora, Inc. (Health Care Providers & Svs.)		4,441	999,580
Centene Corp. (Health Care Providers & Svs.)	(a)	17,161	1,291,880
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	1,823	359,076
Cigna Group / The (Health Care Providers & Svs.)		12,638	4,378,309
CVS Health Corp. (Health Care Providers & Svs.)		34,442	2,165,713
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	9,907	653,763
Eli Lilly & Co. (Pharmaceuticals)		12,906	11,433,942
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		14,267	1,338,958

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Genmab A/S – ADR (Biotechnology)	(a)	43,183	$1,052,802
Gilead Sciences, Inc. (Biotechnology)		30,033	2,517,967
HCA Healthcare, Inc. (Health Care Providers & Svs.)		5,565	2,261,783
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	8,593	4,341,355
Incyte Corp. (Biotechnology)	(a)	6,212	410,613
Insulet Corp. (Health Care Equip. & Supplies)	(a)	1,866	434,311
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	10,300	5,060,081
Johnson & Johnson (Pharmaceuticals)		26,008	4,214,856
McKesson Corp. (Health Care Providers & Svs.)		9,023	4,461,152
Medtronic PLC (Health Care Equip. & Supplies)		20,988	1,889,550
Merck & Co., Inc. (Pharmaceuticals)		37,816	4,294,385
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	1,225	1,837,132
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	1,267	436,558
ResMed, Inc. (Health Care Equip. & Supplies)		5,546	1,353,889
Royalty Pharma PLC Class A (Pharmaceuticals)		14,280	403,981
Teleflex, Inc. (Health Care Equip. & Supplies)		1,790	442,703
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	2,831	470,512
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1,186	733,624
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		19,985	11,684,830
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		2,036	466,264
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	19,938	4,184,388
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	20,521	9,543,907
Viatris, Inc. (Pharmaceuticals)		35,424	411,273
Waters Corp. (Life Sciences Tools & Svs.)	(a)	4,767	1,715,596
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		6,738	2,022,478
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		9,759	1,053,484
Zoetis, Inc. (Pharmaceuticals)		36,670	7,164,585
			106,985,851
Industrials–4.8%
3M Co. (Industrial Conglomerates)		16,488	2,253,910
AECOM (Construction & Engineering)		13,039	1,346,538
Allegion PLC (Building Products)		3,187	464,473
AMETEK, Inc. (Electrical Equip.)		5,376	923,113
Automatic Data Processing, Inc. (Professional Svs.)		12,325	3,410,697
Builders FirstSource, Inc. (Building Products)	(a)	2,690	521,483
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		4,273	471,611
Copart, Inc. (Commercial Svs. & Supplies)	(a)	108,143	5,666,693
CSX Corp. (Ground Transportation)		53,421	1,844,627
Deere & Co. (Machinery)		5,203	2,171,368
Delta Air Lines, Inc. (Passenger Airlines)		13,720	696,839
Eaton Corp. PLC (Electrical Equip.)		2,766	916,763
Experian PLC – ADR (Professional Svs.)		39,955	2,104,829
FedEx Corp. (Air Freight & Logistics)		5,999	1,641,806
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		3,560	706,909
GE Vernova, Inc. (Electrical Equip.)	(a)	9,724	2,479,426
Genpact Ltd. (Professional Svs.)		49,648	1,946,698
Honeywell International, Inc. (Industrial Conglomerates)		9,967	2,060,279
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		1,529	404,237
J.B. Hunt Transport Services, Inc. (Ground Transportation)		2,353	405,493
L3Harris Technologies, Inc. (Aerospace & Defense)		13,027	3,098,733
Lockheed Martin Corp. (Aerospace & Defense)		3,980	2,326,549
Masco Corp. (Building Products)		5,509	462,425
Northrop Grumman Corp. (Aerospace & Defense)		4,032	2,129,178
Old Dominion Freight Line, Inc. (Ground Transportation)		3,039	603,667
Otis Worldwide Corp. (Machinery)		39,655	4,121,741
Owens Corning (Building Products)		2,129	375,811
PACCAR, Inc. (Machinery)		16,591	1,637,200
Paychex, Inc. (Professional Svs.)		6,903	926,314
RELX PLC – ADR (Professional Svs.)		39,103	1,855,828
RTX Corp. (Aerospace & Defense)		21,765	2,637,047
Saia, Inc. (Ground Transportation)	(a)	2,617	1,144,309
Stantec, Inc. (Construction & Engineering)		16,062	1,291,545
Textron, Inc. (Aerospace & Defense)		4,416	391,169
Trex Co., Inc. (Building Products)	(a)	19,467	1,296,113
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	7,742	441,759
United Parcel Service, Inc. Class B (Air Freight & Logistics)		14,517	1,979,248
United Rentals, Inc. (Trading Companies & Distributors)		2,520	2,040,520

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Veralto Corp. (Commercial Svs. & Supplies)		5,948	$665,343
Verisk Analytics, Inc. (Professional Svs.)		11,794	3,160,320
			65,022,611
Information Technology–12.7%
Adobe, Inc. (Software)	(a)	6,365	3,295,670
Akamai Technologies, Inc. (IT Svs.)	(a)	4,556	459,928
Amdocs Ltd. (IT Svs.)		28,416	2,485,832
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		18,241	1,188,584
Analog Devices, Inc. (Semiconductors & Equip.)		8,041	1,850,797
Apple, Inc. (Tech. Hardware, Storage & Periph.)		47,681	11,109,673
Applied Materials, Inc. (Semiconductors & Equip.)		26,363	5,326,644
AppLovin Corp. Class A (Software)	(a)	15,576	2,033,447
Arista Networks, Inc. (Communications Equip.)	(a)	16,933	6,499,224
ASML Holding N.V. (Semiconductors & Equip.)		2,619	2,182,282
Broadcom, Inc. (Semiconductors & Equip.)		69,993	12,073,792
Cadence Design Systems, Inc. (Software)	(a)	7,811	2,117,015
Cognizant Technology Solutions Corp. Class A (IT Svs.)		19,569	1,510,335
DocuSign, Inc. (Software)	(a)	7,039	437,052
Dolby Laboratories, Inc. Class A (Software)		18,437	1,410,984
EPAM Systems, Inc. (IT Svs.)	(a)	2,067	411,395
Gen Digital, Inc. (Software)		57,697	1,582,629
GoDaddy, Inc. Class A (IT Svs.)	(a)	8,355	1,309,897
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		61,093	1,249,963
HP, Inc. (Tech. Hardware, Storage & Periph.)		37,115	1,331,315
Intel Corp. (Semiconductors & Equip.)		80,021	1,877,293
Intuit, Inc. (Software)		5,235	3,250,935
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		3,693	442,532
Manhattan Associates, Inc. (Software)	(a)	8,325	2,342,488
Microsoft Corp. (Software)		100,168	43,102,290
Motorola Solutions, Inc. (Communications Equip.)		6,864	3,086,260
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		12,608	1,557,214
Nice Ltd. – ADR (Software)	(a)	3,436	596,730
NVIDIA Corp. (Semiconductors & Equip.)		247,816	30,094,775
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	19,062	1,384,092
Oracle Corp. (Software)		26,399	4,498,390
QUALCOMM, Inc. (Semiconductors & Equip.)		31,279	5,318,994
ServiceNow, Inc. (Software)	(a)	5,428	4,854,749
Skyworks Solutions, Inc. (Semiconductors & Equip.)		4,052	400,216
Synopsys, Inc. (Software)	(a)	3,230	1,635,640
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		11,599	2,014,398
Texas Instruments, Inc. (Semiconductors & Equip.)		26,725	5,520,583
VeriSign, Inc. (IT Svs.)	(a)	7,369	1,399,815
Zoom Video Communications, Inc. Class A (Software)	(a)	7,062	492,504
			173,736,356
Materials–1.1%
Amcor PLC (Containers & Packaging)		38,503	436,239
Celanese Corp. (Chemicals)		2,792	379,600
CRH PLC (Construction Materials)		26,585	2,465,493
Eastman Chemical Co. (Chemicals)		3,844	430,336
LyondellBasell Industries N.V. Class A (Chemicals)		7,353	705,153
Nucor Corp. (Metals & Mining)		4,940	742,680
PPG Industries, Inc. (Chemicals)		5,793	767,341
Reliance, Inc. (Metals & Mining)		1,323	382,625
RPM International, Inc. (Chemicals)		3,511	424,831
Sherwin-Williams Co. / The (Chemicals)		19,266	7,353,254
Steel Dynamics, Inc. (Metals & Mining)		5,181	653,220
			14,740,772
Real Estate–0.9%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		9,274	1,101,287
BXP, Inc. (Office REITs)		6,117	492,174
Camden Property Trust (Residential REITs)		3,451	426,302
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	12,590	1,567,203
First Industrial Realty Trust, Inc. (Industrial REITs)		15,600	873,288
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	1,834	494,831
Mid-America Apartment Communities, Inc. (Residential REITs)		2,694	428,077
Public Storage (Specialized REITs)		4,587	1,669,072
Rexford Industrial Realty, Inc. (Industrial REITs)		8,445	424,868

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Simon Property Group, Inc. (Retail REITs)	12,698	$2,146,216
UDR, Inc. (Residential REITs)	9,246	419,214
VICI Properties, Inc. (Specialized REITs)	39,754	1,324,206
Weyerhaeuser Co. (Specialized REITs)	38,215	1,293,960
		12,660,698
Utilities–1.1%
AES Corp. / The (Ind. Power & Renewable Elec.)	21,432	429,926
Ameren Corp. (Multi-Utilities)	11,582	1,012,962
American Electric Power Co., Inc. (Electric Utilities)	61,726	6,333,088
Dominion Energy, Inc. (Multi-Utilities)	19,413	1,121,877
Entergy Corp. (Electric Utilities)	7,904	1,040,245
Essential Utilities, Inc. (Water Utilities)	10,087	389,056
Evergy, Inc. (Electric Utilities)	7,109	440,829
Exelon Corp. (Electric Utilities)	26,508	1,074,899
NextEra Energy, Inc. (Electric Utilities)	19,484	1,646,983
WEC Energy Group, Inc. (Multi-Utilities)	10,934	1,051,632
Xcel Energy, Inc. (Electric Utilities)	16,574	1,082,282
		15,623,779
Total Common Stocks (Cost $523,277,862)		$679,345,456

U.S. Treasury Obligations–16.7%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill		0.000%	10/29/2024	$4,789,700	$4,772,042
U.S. Treasury Bill		0.000%	11/21/2024	13,054,400	12,968,814
U.S. Treasury Bill		0.000%	01/23/2025	9,752,900	9,615,967
U.S. Treasury Inflation Indexed Bond		0.250%	07/15/2029	7,159,954	6,792,570
U.S. Treasury Note		2.250%	11/15/2024	1,865,000	1,859,026
U.S. Treasury Note		3.625%	05/31/2028	2,716,100	2,720,344
U.S. Treasury Note		4.125%	07/31/2028	17,700,400	18,044,037
U.S. Treasury Note		4.625%	09/30/2028	1,960,700	2,036,830
U.S. Treasury Note		4.875%	10/31/2028	3,607,400	3,783,543
U.S. Treasury Note		4.375%	11/30/2028	3,234,200	3,333,247
U.S. Treasury Note		4.000%	01/31/2029	1,079,600	1,097,818
U.S. Treasury Note		4.250%	02/28/2029	2,173,700	2,234,071
U.S. Treasury Note		4.625%	04/30/2029	7,425,400	7,753,742
U.S. Treasury Note		4.250%	06/30/2029	2,130,700	2,192,956
U.S. Treasury Note	(b)	1.875%	02/15/2032	37,869,800	33,443,767
U.S. Treasury Note		3.375%	05/15/2033	26,500,000	25,764,004
U.S. Treasury Note		3.875%	08/15/2033	18,238,000	18,384,759
U.S. Treasury Note		4.500%	11/15/2033	1,168,100	1,233,578
U.S. Treasury Note		4.000%	02/15/2034	4,142,900	4,214,106
U.S. Treasury Note		3.250%	05/15/2042	23,856,400	21,209,831
U.S. Treasury Note		4.000%	11/15/2042	4,422,000	4,351,524
U.S. Treasury Note		3.875%	05/15/2043	5,624,900	5,415,724
U.S. Treasury Note		4.375%	08/15/2043	2,998,200	3,082,876
U.S. Treasury Note		4.750%	11/15/2043	4,140,100	4,465,971
U.S. Treasury Note		4.625%	05/15/2044	345,700	366,388
U.S. Treasury Note		2.250%	08/15/2049	851,000	589,550
U.S. Treasury Note		2.250%	02/15/2052	14,868,400	10,138,971
U.S. Treasury Note		2.875%	05/15/2052	1,371,700	1,074,266
U.S. Treasury Note		4.125%	08/15/2053	9,642,900	9,602,596
U.S. Treasury Note		4.750%	11/15/2053	1,377,600	1,521,656
U.S. Treasury Note		4.250%	02/15/2054	2,064,600	2,103,956
U.S. Treasury Note		4.625%	05/15/2054	1,706,400	1,850,911
Total U.S. Treasury Obligations (Cost $230,760,438)					$228,019,441

Corporate Bonds–13.8%		Rate	Maturity	Face Amount	Value
Communication Services–0.5%
AT&T, Inc. (Diversified Telecom. Svs.)		4.500%	05/15/2035	$280,000	$272,657
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		5.050%	03/30/2029	519,000	516,287
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.384%	10/23/2035	858,000	876,125
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	62,000	59,811
Cox Communications, Inc. (Diversified Telecom. Svs.)	(c)	5.700%	06/15/2033	282,000	290,831
Discovery Communications LLC (Media)		5.200%	09/20/2047	75,000	61,926
Discovery Communications LLC (Media)		5.300%	05/15/2049	35,000	28,380

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Communication Services (continued)
DISH DBS Corp. (Media)	(c)	5.250%	12/01/2026	$1,021,000	$943,530
DISH DBS Corp. (Media)	(c)	5.750%	12/01/2028	158,000	138,048
Globo Comunicacao e Participacoes SA (Media)		4.875%	01/22/2030	794,000	750,741
Level 3 Financing, Inc. (Diversified Telecom. Svs.)	(c)	3.875%	11/15/2029	309,000	196,987
Tencent Holdings Ltd. (Interactive Media & Svs.)	(c)	3.240%	06/03/2050	201,000	147,336
Time Warner Cable LLC (Media)		7.300%	07/01/2038	811,000	851,969
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.625%	04/15/2026	70,000	68,217
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	192,000	186,714
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.550%	03/21/2031	402,000	358,953
Warnermedia Holdings, Inc. (Media)		4.279%	03/15/2032	1,122,000	996,709
					6,745,221
Consumer Discretionary–1.4%
Alibaba Group Holding Ltd. (Broadline Retail)		2.125%	02/09/2031	200,000	174,811
Alibaba Group Holding Ltd. (Broadline Retail)		4.500%	11/28/2034	271,000	267,106
Bath & Body Works, Inc. (Specialty Retail)	(c)	6.625%	10/01/2030	995,000	1,014,342
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		4.625%	04/13/2030	1,302,000	1,332,796
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(c)	7.000%	02/15/2030	235,000	245,504
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC (Hotels, Restaurants & Leisure)		5.375%	04/15/2027	1,000,000	997,178
DR Horton, Inc. (Household Durables)		5.000%	10/15/2034	717,000	726,969
Ford Motor Co. (Automobiles)		3.250%	02/12/2032	1,145,000	975,111
General Motors Co. (Automobiles)		6.125%	10/01/2025	79,000	79,749
Gohl Capital Ltd. (Hotels, Restaurants & Leisure)		4.250%	01/24/2027	518,000	510,624
Hasbro, Inc. (Leisure Products)		3.550%	11/19/2026	1,539,000	1,508,578
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(c)	5.875%	04/01/2029	291,000	298,347
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(c)	6.125%	04/01/2032	168,000	172,985
Jaguar Land Rover Automotive PLC (Automobiles)	(c)	5.500%	07/15/2029	1,227,000	1,212,390
LKQ Corp. (Distributors)		5.750%	06/15/2028	277,000	287,444
LKQ Corp. (Distributors)		6.250%	06/15/2033	255,000	270,397
M.D.C. Holdings, Inc. (Household Durables)		2.500%	01/15/2031	898,000	792,762
Marriott International, Inc. (Hotels, Restaurants & Leisure)		5.750%	05/01/2025	1,264,000	1,268,320
Mattel, Inc. (Leisure Products)	(c)	3.375%	04/01/2026	128,000	125,125
Mattel, Inc. (Leisure Products)	(c)	5.875%	12/15/2027	1,578,000	1,590,127
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.500%	07/01/2027	272,000	268,220
McDonald's Corp. (Hotels, Restaurants & Leisure)		2.625%	09/01/2029	1,700,000	1,592,713
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.625%	09/01/2049	90,000	70,903
MDC Holdings, Inc. (Household Durables)		6.000%	01/15/2043	1,150,000	1,224,122
Nissan Motor Co. Ltd. (Automobiles)	(c)	4.345%	09/17/2027	430,000	419,247
Prosus N.V. (Broadline Retail)	(c)	3.257%	01/19/2027	629,000	606,889
Prosus N.V. (Broadline Retail)		3.680%	01/21/2030	256,000	241,436
Prosus N.V. (Broadline Retail)		3.061%	07/13/2031	711,000	627,557
Ross Stores, Inc. (Specialty Retail)		4.700%	04/15/2027	280,000	282,164
Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	(c)	5.625%	08/26/2028	292,000	283,500
					19,467,416
Consumer Staples–1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(c)	3.500%	03/15/2029	156,000	145,458
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(c)	4.875%	02/15/2030	971,000	955,334
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	(c)	2.950%	01/25/2030	77,000	70,990
Altria Group, Inc. (Tobacco)		3.400%	05/06/2030	1,934,000	1,827,526
B.A.T. Capital Corp. (Tobacco)		2.259%	03/25/2028	1,123,000	1,044,842
Campbell Soup Co. (Food Products)		3.950%	03/15/2025	113,000	112,488
Cargill, Inc. (Food Products)	(c)	2.125%	04/23/2030	1,301,000	1,174,987
Cencosud SA (Consumer Staples Distribution & Retail)	(c)	5.950%	05/28/2031	235,000	245,490
Coca-Cola Co. / The (Beverages)		3.375%	03/25/2027	1,376,000	1,363,956
General Mills, Inc. (Food Products)		4.700%	01/30/2027	330,000	333,999
Imperial Brands Finance PLC (Tobacco)	(c)	5.875%	07/01/2034	970,000	1,008,437
JBS U.S.A. Holding Lux SARL / JBS U.S.A. Food Co. / JBS Lux Co. SARL (Food Products)	(c)	6.750%	03/15/2034	559,000	619,314
MARB BondCo PLC (Food Products)		3.950%	01/29/2031	613,000	543,515
Mars, Inc. (Food Products)	(c)	2.700%	04/01/2025	113,000	111,876
Mondelez International, Inc. (Food Products)		2.750%	04/13/2030	19,000	17,623
PepsiCo, Inc. (Beverages)		2.625%	03/19/2027	58,000	56,339
Philip Morris International, Inc. (Tobacco)		5.000%	11/17/2025	602,000	606,420
Philip Morris International, Inc. (Tobacco)		4.875%	02/13/2026	496,000	500,864
Philip Morris International, Inc. (Tobacco)		5.625%	11/17/2029	109,000	115,748
Philip Morris International, Inc. (Tobacco)		5.375%	02/15/2033	999,000	1,044,793
Pilgrim's Pride Corp. (Food Products)		4.250%	04/15/2031	1,000,000	950,299

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples (continued)
Sysco Corp. (Consumer Staples Distribution & Retail)		2.400%	02/15/2030	$72,000	$65,283
Tyson Foods, Inc. (Food Products)		5.700%	03/15/2034	391,000	411,987
					13,327,568
Energy–1.8%
Apache Corp. (Oil, Gas & Consumable Fuels)		4.250%	01/15/2030	1,850,000	1,780,385
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		5.017%	11/17/2027	561,000	576,927
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		5.850%	02/01/2035	860,000	898,151
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)		3.700%	11/15/2029	557,000	535,504
Columbia Pipelines Holding Co. LLC (Oil, Gas & Consumable Fuels)	(c)	5.097%	10/01/2031	372,000	375,206
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(c)	5.750%	01/15/2031	1,132,000	1,158,171
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(c)	2.875%	04/01/2032	654,000	552,410
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.200%	09/15/2034	993,000	988,769
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.600%	07/15/2041	195,000	191,139
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		3.500%	12/01/2029	173,000	164,541
Ecopetrol SA (Oil, Gas & Consumable Fuels)		8.625%	01/19/2029	575,000	620,395
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.600%	09/01/2034	1,183,000	1,229,042
EQT Corp. (Oil, Gas & Consumable Fuels)	(c)	3.625%	05/15/2031	1,224,000	1,123,467
GNL Quintero SA (Oil, Gas & Consumable Fuels)		4.634%	07/31/2029	528,383	525,805
Hess Corp. (Oil, Gas & Consumable Fuels)		4.300%	04/01/2027	1,806,000	1,805,570
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		6.800%	03/15/2032	1,575,000	1,780,823
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.200%	08/01/2029	362,000	368,010
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.625%	09/01/2030	396,000	427,225
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.375%	01/01/2032	379,000	384,205
Oleoducto Central SA (Oil, Gas & Consumable Fuels)	(c)	4.000%	07/14/2027	207,000	198,194
ONEOK Partners LP (Oil, Gas & Consumable Fuels)		6.125%	02/01/2041	975,000	1,020,411
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.350%	01/15/2031	127,000	137,614
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.100%	11/15/2032	37,000	39,830
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		7.375%	11/01/2031	985,000	1,111,315
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.700%	09/15/2034	1,189,000	1,235,571
Saudi Arabian Oil Co. (Oil, Gas & Consumable Fuels)	(c)	5.750%	07/17/2054	708,000	716,864
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		6.800%	05/15/2038	1,561,000	1,784,801
Sunoco LP (Oil, Gas & Consumable Fuels)	(c)	7.000%	05/01/2029	189,000	197,471
Sunoco LP (Oil, Gas & Consumable Fuels)	(c)	7.250%	05/01/2032	259,000	274,544
Sunoco LP / Sunoco Finance Corp. (Oil, Gas & Consumable Fuels)		4.500%	05/15/2029	180,000	173,048
Sunoco LP / Sunoco Finance Corp. (Oil, Gas & Consumable Fuels)		4.500%	04/30/2030	90,000	86,238
Var Energi ASA (Oil, Gas & Consumable Fuels)	(c)	7.500%	01/15/2028	636,000	680,555
Var Energi ASA (Oil, Gas & Consumable Fuels)	(c)	8.000%	11/15/2032	784,000	909,091
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		4.800%	11/15/2029	538,000	545,887
					24,597,179
Financials–5.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		6.500%	07/15/2025	271,000	273,769
AIB Group PLC (Rate is fixed until 10/14/2025, at which point, the rate becomes SOFR + 346) (Banks)	(c)(d)	7.583%	10/14/2026	755,000	776,674
AIB Group PLC (Rate is fixed until 09/13/2028, at which point, the rate becomes SOFR + 233) (Banks)	(c)(d)	6.608%	09/13/2029	324,000	346,630
Ally Financial, Inc. (Rate is fixed until 06/13/2028, at which point, the rate becomes SOFR + 326) (Consumer Finance)	(d)	6.992%	06/13/2029	573,000	605,725
American Express Co. (Rate is fixed until 02/16/2027, at which point, the rate becomes SOFR + 100) (Consumer Finance)	(d)	5.098%	02/16/2028	1,190,000	1,212,824
Argentum Netherlands B.V. for Swiss Re Ltd. (Rate is fixed until 08/15/2025, at which point, the rate becomes QL + 359) (Insurance)	(d)	5.750%	08/15/2050	1,500,000	1,501,350
Athene Global Funding (Insurance)	(c)	5.620%	05/08/2026	703,000	714,023
Athene Global Funding (Insurance)	(c)	1.985%	08/19/2028	392,000	355,702
Athene Global Funding (Insurance)	(c)	2.717%	01/07/2029	148,000	136,739
Athene Global Funding (Insurance)	(c)	5.583%	01/09/2029	64,000	66,276
Athene Global Funding (Insurance)	(c)	2.550%	11/19/2030	82,000	72,278
Aviation Capital Group LLC (Financial Services)	(c)	5.500%	12/15/2024	114,000	113,902
Aviation Capital Group LLC (Financial Services)	(c)	4.125%	08/01/2025	3,000	2,981
Aviation Capital Group LLC (Financial Services)	(c)	4.875%	10/01/2025	57,000	56,942
Aviation Capital Group LLC (Financial Services)	(c)	1.950%	01/30/2026	181,000	174,375
Aviation Capital Group LLC (Financial Services)	(c)	1.950%	09/20/2026	2,008,000	1,901,840
Aviation Capital Group LLC (Financial Services)	(c)	3.500%	11/01/2027	31,000	29,908
Banco Bilbao Vizcaya Argentaria SA (Banks)		5.381%	03/13/2029	200,000	207,906
Banco Bilbao Vizcaya Argentaria SA (Rate is fixed until 11/15/2033, at which point, the rate becomes H15T1Y + 330) (Banks)	(d)	7.883%	11/15/2034	200,000	229,480
Banco de Credito del Peru SA (Rate is fixed until 07/01/2025, at which point, the rate becomes H15T5Y + 300) (Banks)	(c)(d)	3.125%	07/01/2030	244,000	238,026

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Banco Santander SA (Rate is fixed until 11/21/2033, at which point, the rate becomes H15T5Y + 530) (Banks)	(d)	9.625%	Perpetual	$400,000	$470,257
Banco Santander SA (Rate is fixed until 03/24/2027, at which point, the rate becomes H15T1Y + 200) (Banks)	(d)	4.175%	03/24/2028	1,800,000	1,782,805
Bank of America Corp. (Rate is fixed until 03/05/2028, at which point, the rate becomes TSFR3M + 133) (Banks)	(d)	3.970%	03/05/2029	177,000	174,915
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(d)	2.592%	04/29/2031	1,441,000	1,306,760
Bank of America Corp. (Rate is fixed until 02/04/2032, at which point, the rate becomes SOFR + 133) (Banks)	(d)	2.972%	02/04/2033	28,000	25,075
Bank of Ireland Group PLC (Rate is fixed until 09/16/2025, at which point, the rate becomes H15T1Y + 265) (Banks)	(c)(d)	6.253%	09/16/2026	354,000	358,776
Bank of Ireland Group PLC (Rate is fixed until 03/20/2029, at which point, the rate becomes SOFR + 162) (Banks)	(c)(d)	5.601%	03/20/2030	280,000	290,475
Bank of New York Mellon Corp. / The (Rate is fixed until 07/21/2034, at which point, the rate becomes SOFR + 177) (Capital Markets)	(d)	5.606%	07/21/2039	380,000	398,864
Barclays PLC (Rate is fixed until 03/12/2027, at which point, the rate becomes SOFR + 149) (Banks)	(d)	5.674%	03/12/2028	275,000	282,534
Barclays PLC (Rate is fixed until 05/09/2033, at which point, the rate becomes SOFR + 298) (Banks)	(d)	6.224%	05/09/2034	453,000	488,046
Barclays PLC (Rate is fixed until 09/10/2034, at which point, the rate becomes SOFR + 191) (Banks)	(d)	5.335%	09/10/2035	404,000	408,496
Block, Inc. (Financial Services)	(c)	6.500%	05/15/2032	371,000	386,329
BNP Paribas SA (Rate is fixed until 02/25/2031, at which point, the rate becomes H15T5Y + 334) (Banks)	(d)	4.625%	Perpetual	229,000	199,424
BNP Paribas SA (Rate is fixed until 11/19/2024, at which point, the rate becomes TSFR3M + 137) (Banks)	(c)(d)	2.819%	11/19/2025	2,170,000	2,161,698
BPCE SA (Rate is fixed until 01/18/2034, at which point, the rate becomes SOFR + 279) (Banks)	(c)(d)	6.508%	01/18/2035	1,193,000	1,254,804
CaixaBank SA (Rate is fixed until 09/13/2026, at which point, the rate becomes SOFR + 208) (Banks)	(c)(d)	6.684%	09/13/2027	696,000	723,873
CaixaBank SA (Rate is fixed until 06/15/2034, at which point, the rate becomes SOFR + 226) (Banks)	(c)(d)	6.037%	06/15/2035	467,000	496,321
Capital One Financial Corp. (Rate is fixed until 03/01/2029, at which point, the rate becomes SOFR + 179) (Consumer Finance)	(d)	3.273%	03/01/2030	1,651,000	1,552,260
Caterpillar Financial Services Corp. (Consumer Finance)		4.450%	10/16/2026	1,184,000	1,197,847
Citigroup, Inc. (Rate is fixed until 04/23/2028, at which point, the rate becomes TSFR3M + 145) (Banks)	(d)	4.075%	04/23/2029	212,000	209,920
Citigroup, Inc. (Rate is fixed until 09/19/2029, at which point, the rate becomes SOFR + 134) (Banks)	(d)	4.542%	09/19/2030	1,191,000	1,192,381
Cloverie PLC for Zurich Insurance Co. Ltd. (Rate is fixed until 06/24/2026, at which point, the rate becomes QL + 492) (Insurance)	(d)	5.625%	06/24/2046	1,116,000	1,122,202
Cooperatieve Rabobank UA (Rate is fixed until 02/28/2028, at which point, the rate becomes H15T1Y + 140) (Banks)	(c)(d)	5.564%	02/28/2029	1,027,000	1,063,307
Credit Agricole SA (Rate is fixed until 01/10/2034, at which point, the rate becomes SOFR + 267) (Banks)	(c)(d)	6.251%	01/10/2035	967,000	1,032,044
Danske Bank A/S (Rate is fixed until 04/01/2027, at which point, the rate becomes H15T1Y + 175) (Banks)	(c)(d)	4.298%	04/01/2028	1,829,000	1,821,796
Deutsche Bank AG (Rate is fixed until 07/14/2025, at which point, the rate becomes SOFR + 319) (Capital Markets)	(d)	6.119%	07/14/2026	256,000	258,027
Deutsche Bank AG (Rate is fixed until 07/13/2026, at which point, the rate becomes SOFR + 252) (Capital Markets)	(d)	7.146%	07/13/2027	396,000	412,193
Deutsche Bank AG (Rate is fixed until 01/07/2027, at which point, the rate becomes SOFR + 132) (Capital Markets)	(d)	2.552%	01/07/2028	204,000	194,459
Deutsche Bank AG (Rate is fixed until 09/11/2029, at which point, the rate becomes SOFR + 170) (Capital Markets)	(d)	4.999%	09/11/2030	153,000	153,826
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Banks)	(c)	7.250%	01/31/2041	334,000	348,262
Ford Motor Credit Co. LLC (Consumer Finance)		2.700%	08/10/2026	338,000	324,725
Ford Motor Credit Co. LLC (Consumer Finance)		6.125%	03/08/2034	238,000	240,974
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	1,200,000	1,240,729
Global Payments, Inc. (Financial Services)		3.200%	08/15/2029	75,000	70,265
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 128) (Capital Markets)	(d)	2.615%	04/22/2032	1,344,000	1,187,712
Goldman Sachs Group, Inc. / The (Rate is fixed until 10/21/2031, at which point, the rate becomes SOFR + 126) (Capital Markets)	(d)	2.650%	10/21/2032	94,000	82,586
Harley-Davidson Financial Services, Inc. (Consumer Finance)	(c)	3.050%	02/14/2027	912,000	875,760
Harley-Davidson Financial Services, Inc. (Consumer Finance)	(c)	6.500%	03/10/2028	153,000	159,448
Harley-Davidson Financial Services, Inc. (Consumer Finance)	(c)	5.950%	06/11/2029	82,000	83,985
HSBC Holdings PLC (Rate is fixed until 11/03/2025, at which point, the rate becomes SOFR + 303) (Banks)	(d)	7.336%	11/03/2026	371,000	381,497

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
HSBC Holdings PLC (Rate is fixed until 03/13/2027, at which point, the rate becomes TSFR3M + 181) (Banks)	(d)	4.041%	03/13/2028	$265,000	$262,272
HSBC Holdings PLC (Rate is fixed until 11/03/2027, at which point, the rate becomes SOFR + 335) (Banks)	(d)	7.390%	11/03/2028	682,000	738,332
HSBC Holdings PLC (Rate is fixed until 05/24/2031, at which point, the rate becomes SOFR + 119) (Banks)	(d)	2.804%	05/24/2032	334,000	295,516
HSBC Holdings PLC (Rate is fixed until 11/13/2033, at which point, the rate becomes SOFR + 302) (Banks)	(d)	7.399%	11/13/2034	781,000	896,753
Hyundai Capital America (Consumer Finance)	(c)	5.250%	01/08/2027	279,000	283,975
Hyundai Capital America (Consumer Finance)	(c)	5.300%	03/19/2027	257,000	262,364
Hyundai Capital America (Consumer Finance)	(c)	6.100%	09/21/2028	621,000	655,141
ING Groep N.V. (Rate is fixed until 09/11/2026, at which point, the rate becomes SOFR + 156) (Banks)	(d)	6.083%	09/11/2027	858,000	884,382
Intesa Sanpaolo SpA (Banks)	(c)	7.200%	11/28/2033	624,000	710,837
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, at which point, the rate becomes SOFR + 126) (Banks)	(d)	2.963%	01/25/2033	1,682,000	1,513,639
KBC Group N.V. (Rate is fixed until 01/19/2028, at which point, the rate becomes H15T1Y + 210) (Banks)	(c)(d)	5.796%	01/19/2029	336,000	348,292
Lloyds Banking Group PLC (Rate is fixed until 09/27/2025, at which point, the rate becomes USISDA05 + 450) (Banks)	(d)	7.500%	Perpetual	806,000	813,369
Lloyds Banking Group PLC (Rate is fixed until 03/06/2028, at which point, the rate becomes H15T1Y + 170) (Banks)	(d)	5.871%	03/06/2029	331,000	345,247
Lloyds Banking Group PLC (Rate is fixed until 08/11/2032, at which point, the rate becomes H15T1Y + 230) (Banks)	(d)	4.976%	08/11/2033	476,000	480,742
Lloyds Banking Group PLC (Rate is fixed until 11/15/2032, at which point, the rate becomes H15T1Y + 375) (Banks)	(d)	7.953%	11/15/2033	1,217,000	1,424,113
Magyar Export-Import Bank Zrt (Banks)	(c)	6.125%	12/04/2027	825,000	847,737
Mastercard, Inc. (Financial Services)		3.350%	03/26/2030	1,713,000	1,654,648
Mizuho Financial Group, Inc. (Rate is fixed until 05/26/2029, at which point, the rate becomes H15T1Y + 112) (Banks)	(d)	5.376%	05/26/2030	394,000	408,789
Moody's Corp. (Capital Markets)		5.000%	08/05/2034	620,000	634,763
Morgan Stanley Bank N.A. (Rate is fixed until 05/26/2027, at which point, the rate becomes SOFR + 87) (Capital Markets)	(d)	5.504%	05/26/2028	1,169,000	1,205,849
Nationwide Building Society (Financial Services)	(c)	4.000%	09/14/2026	1,299,000	1,280,513
Nationwide Building Society (Rate is fixed until 02/16/2027, at which point, the rate becomes SOFR + 129) (Financial Services)	(c)(d)	2.972%	02/16/2028	368,000	354,869
NatWest Group PLC (Rate is fixed until 05/10/2034, at which point, the rate becomes H15T5Y + 375) (Banks)	(d)	8.125%	Perpetual	266,000	290,188
NatWest Group PLC (Rate is fixed until 11/28/2030, at which point, the rate becomes H15T5Y + 235) (Banks)	(d)	3.032%	11/28/2035	298,000	265,046
Nomura Holdings, Inc. (Capital Markets)		2.999%	01/22/2032	1,330,000	1,170,907
PayPal Holdings, Inc. (Financial Services)		2.850%	10/01/2029	1,440,000	1,354,345
Principal Life Global Funding II (Insurance)	(c)	5.100%	01/25/2029	810,000	834,507
Santander U.K. Group Holdings PLC (Rate is fixed until 01/11/2027, at which point, the rate becomes SOFR + 122) (Banks)	(d)	2.469%	01/11/2028	1,374,000	1,308,877
Skandinaviska Enskilda Banken AB (Banks)	(c)	5.125%	03/05/2027	351,000	359,294
Societe Generale SA (Rate is fixed until 01/19/2027, at which point, the rate becomes H15T1Y + 150) (Banks)	(c)(d)	5.519%	01/19/2028	1,196,000	1,212,629
Societe Generale SA (Rate is fixed until 06/09/2031, at which point, the rate becomes H15T1Y + 130) (Banks)	(c)(d)	2.889%	06/09/2032	200,000	173,393
Standard Chartered PLC (Rate is fixed until 03/30/2025, at which point, the rate becomes H15T1Y + 165) (Banks)	(c)(d)	3.971%	03/30/2026	1,839,000	1,827,134
Standard Chartered PLC (Rate is fixed until 03/15/2028, at which point, the rate becomes USISDA05 + 197) (Banks)	(c)(d)	4.866%	03/15/2033	664,000	659,828
Sumitomo Mitsui Financial Group, Inc. (Banks)		5.316%	07/09/2029	921,000	958,390
Sumitomo Mitsui Trust Bank Ltd. (Banks)	(c)	4.450%	09/10/2027	254,000	255,470
Swiss Re Finance Luxembourg SA (Rate is fixed until 04/02/2029, at which point, the rate becomes H15T5Y + 358) (Insurance)	(d)	5.000%	04/02/2049	200,000	203,027
Toronto-Dominion Bank / The (Rate is fixed until 09/10/2029, at which point, the rate becomes H15T5Y + 150) (Banks)	(d)	5.146%	09/10/2034	411,000	414,924
UBS Group AG (Rate is fixed until 11/13/2028, at which point, the rate becomes H15T5Y + 475) (Capital Markets)	(c)(d)	9.250%	Perpetual	277,000	306,251
UBS Group AG (Rate is fixed until 11/13/2033, at which point, the rate becomes H15T5Y + 476) (Capital Markets)	(c)(d)	9.250%	Perpetual	216,000	254,736
UBS Group AG (Rate is fixed until 05/12/2025, at which point, the rate becomes H15T1Y + 155) (Capital Markets)	(c)(d)	4.488%	05/12/2026	267,000	266,221
UBS Group AG (Rate is fixed until 06/05/2025, at which point, the rate becomes SOFR + 204) (Capital Markets)	(c)(d)	2.193%	06/05/2026	1,445,000	1,418,398

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
UBS Group AG (Rate is fixed until 07/15/2025, at which point, the rate becomes SOFR + 334) (Capital Markets)	(c)(d)	6.373%	07/15/2026	$753,000	$761,158
UniCredit SpA (Rate is fixed until 06/03/2031, at which point, the rate becomes H15T1Y + 155) (Banks)	(c)(d)	3.127%	06/03/2032	200,000	177,386
Visa, Inc. (Financial Services)		1.900%	04/15/2027	452,000	431,889
Visa, Inc. (Financial Services)		2.050%	04/15/2030	220,000	199,146
Wells Fargo & Co. (Rate is fixed until 07/25/2028, at which point, the rate becomes SOFR + 174) (Banks)	(d)	5.574%	07/25/2029	1,007,000	1,047,687
Wells Fargo & Co. (Rate is fixed until 03/02/2032, at which point, the rate becomes SOFR + 150) (Banks)	(d)	3.350%	03/02/2033	765,000	699,344
					68,585,324
Health Care–0.4%
AbbVie, Inc. (Biotechnology)		2.600%	11/21/2024	165,000	164,435
AbbVie, Inc. (Biotechnology)		3.600%	05/14/2025	1,489,000	1,479,506
Centene Corp. (Health Care Providers & Svs.)		4.625%	12/15/2029	376,000	367,947
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	212,000	195,362
Cigna Group / The (Health Care Providers & Svs.)		3.200%	03/15/2040	52,000	41,078
Cigna Group / The (Health Care Providers & Svs.)		3.400%	03/15/2050	78,000	57,314
CVS Health Corp. (Health Care Providers & Svs.)		3.000%	08/15/2026	33,000	32,241
CVS Health Corp. (Health Care Providers & Svs.)		5.700%	06/01/2034	812,000	847,099
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.200%	11/15/2024	129,000	128,521
Medline Borrower LP (Health Care Equip. & Supplies)	(c)	3.875%	04/01/2029	240,000	227,223
Roche Holdings, Inc. (Pharmaceuticals)	(c)	4.203%	09/09/2029	1,182,000	1,187,944
					4,728,670
Industrials–0.8%
Air Lease Corp. (Trading Companies & Distributors)		2.875%	01/15/2026	28,000	27,425
Air Lease Corp. (Trading Companies & Distributors)		3.625%	04/01/2027	15,000	14,699
Air Lease Corp. (Trading Companies & Distributors)		2.100%	09/01/2028	107,000	97,905
Aircastle Ltd. (Trading Companies & Distributors)	(c)	5.250%	08/11/2025	914,000	914,547
Aircastle Ltd. (Trading Companies & Distributors)		4.250%	06/15/2026	21,000	20,846
Boeing Co. / The (Aerospace & Defense)		3.250%	02/01/2028	150,000	142,125
Boeing Co. / The (Aerospace & Defense)	(c)	6.298%	05/01/2029	252,000	265,126
Boeing Co. / The (Aerospace & Defense)		5.150%	05/01/2030	162,000	162,389
Boeing Co. / The (Aerospace & Defense)		3.625%	02/01/2031	182,000	166,731
Boeing Co. / The (Aerospace & Defense)	(c)	6.528%	05/01/2034	364,000	390,669
Carrier Global Corp. (Building Products)		2.242%	02/15/2025	21,000	20,782
Carrier Global Corp. (Building Products)		2.493%	02/15/2027	26,000	25,125
CNH Industrial Capital LLC (Machinery)		5.100%	04/20/2029	734,000	755,519
Cummins, Inc. (Machinery)		5.150%	02/20/2034	1,180,000	1,241,721
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Passenger Airlines)	(c)	4.500%	10/20/2025	357,941	355,762
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Passenger Airlines)	(c)	4.750%	10/20/2028	156,000	155,815
ENA Master Trust (Transportation Infrastructure)	(c)	4.000%	05/19/2048	203,000	153,793
Equifax, Inc. (Professional Svs.)		2.600%	12/01/2024	1,138,000	1,132,759
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	147,000	143,693
Equifax, Inc. (Professional Svs.)		3.100%	05/15/2030	240,000	224,659
ERAC U.S.A. Finance LLC (Ground Transportation)	(c)	4.600%	05/01/2028	306,000	309,924
ERAC U.S.A. Finance LLC (Ground Transportation)	(c)	4.900%	05/01/2033	715,000	728,882
Flowserve Corp. (Machinery)		2.800%	01/15/2032	1,801,000	1,559,892
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.844%	05/01/2025	205,000	203,561
Lima Metro Line 2 Finance Ltd. (Ground Transportation)		5.875%	07/05/2034	461,919	469,302
Regal Rexnord Corp. (Electrical Equip.)		6.050%	02/15/2026	824,000	836,713
Ryder System, Inc. (Ground Transportation)		5.375%	03/15/2029	949,000	985,158
Westinghouse Air Brake Technologies Corp. (Machinery)		3.200%	06/15/2025	45,000	44,425
					11,549,947
Information Technology–1.2%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		1.250%	08/20/2030	1,070,000	926,515
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4.100%	08/08/2062	663,000	588,563
Broadcom, Inc. (Semiconductors & Equip.)		5.050%	07/12/2027	451,000	460,942
Broadcom, Inc. (Semiconductors & Equip.)	(c)	4.926%	05/15/2037	134,000	133,884
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		4.250%	04/01/2028	1,196,000	1,181,731
Entegris, Inc. (Semiconductors & Equip.)	(c)	4.750%	04/15/2029	209,000	205,959
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.400%	09/25/2027	484,000	484,526
Infor, Inc. (Software)	(c)	1.750%	07/15/2025	1,696,000	1,646,648
Kyndryl Holdings, Inc. (IT Svs.)		2.050%	10/15/2026	2,046,000	1,945,102
Lam Research Corp. (Semiconductors & Equip.)		4.000%	03/15/2029	816,000	815,332
NXP B.V. / NXP Funding LLC (Semiconductors & Equip.)		5.550%	12/01/2028	125,000	129,766
Oracle Corp. (Software)		2.950%	04/01/2030	1,796,000	1,670,054

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Oracle Corp. (Software)		3.900%	05/15/2035	$1,039,000	$960,443
Oracle Corp. (Software)		3.600%	04/01/2040	134,000	111,486
Oracle Corp. (Software)		3.650%	03/25/2041	77,000	63,660
Skyworks Solutions, Inc. (Semiconductors & Equip.)		3.000%	06/01/2031	1,331,000	1,173,599
VMware LLC (Software)		4.500%	05/15/2025	954,000	951,923
VMware LLC (Software)		4.650%	05/15/2027	293,000	295,059
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		2.850%	02/01/2029	2,792,000	2,545,427
Xiaomi Best Time International Ltd. (Tech. Hardware, Storage & Periph.)		2.875%	07/14/2031	640,000	570,741
					16,861,360
Materials–0.5%
AngloGold Ashanti Holdings PLC (Metals & Mining)		3.750%	10/01/2030	576,000	532,541
Braskem Netherlands Finance B.V. (Chemicals)		4.500%	01/10/2028	865,000	815,771
Celanese U.S. Holdings LLC (Chemicals)		6.350%	11/15/2028	121,000	127,755
Celanese U.S. Holdings LLC (Chemicals)		6.550%	11/15/2030	291,000	313,666
Corp. Nacional del Cobre de Chile (Metals & Mining)		6.440%	01/26/2036	936,000	1,019,075
CSN Resources SA (Metals & Mining)		5.875%	04/08/2032	787,000	670,641
Freeport Indonesia PT (Metals & Mining)	(c)	4.763%	04/14/2027	749,000	751,437
Freeport Indonesia PT (Metals & Mining)		4.763%	04/14/2027	350,000	351,139
Glencore Funding LLC (Metals & Mining)	(c)	5.338%	04/04/2027	813,000	832,710
Glencore Funding LLC (Metals & Mining)	(c)	6.500%	10/06/2033	342,000	377,289
Inversiones CMPC SA (Paper & Forest Products)		6.125%	06/23/2033	242,000	256,413
Nexa Resources SA (Metals & Mining)	(c)	6.750%	04/09/2034	476,000	505,711
Stillwater Mining Co. (Metals & Mining)	(c)	4.000%	11/16/2026	300,000	286,147
Volcan Cia Minera SAA (Metals & Mining)		8.750%	01/24/2030	31,000	26,744
W.R. Grace Holdings LLC (Chemicals)	(c)	4.875%	06/15/2027	551,000	542,952
					7,409,991
Real Estate–0.5%
American Tower Corp. (Specialized REITs)		3.650%	03/15/2027	75,000	73,853
American Tower Corp. (Specialized REITs)		3.800%	08/15/2029	1,455,000	1,415,600
Crown Castle, Inc. (Specialized REITs)		5.600%	06/01/2029	264,000	275,948
Equinix, Inc. (Specialized REITs)		3.200%	11/18/2029	1,689,000	1,594,244
GLP Capital LP / GLP Financing II, Inc. (Specialized REITs)		4.000%	01/15/2031	501,000	469,651
GLP Capital LP / GLP Financing II, Inc. (Specialized REITs)		3.250%	01/15/2032	1,468,000	1,298,665
Simon Property Group LP (Retail REITs)		4.750%	09/26/2034	683,000	677,353
Trust Fibra Uno (Diversified REITs)		5.250%	01/30/2026	719,000	718,230
					6,523,544
Utilities–0.7%
Aegea Finance SARL (Water Utilities)		6.750%	05/20/2029	304,000	309,694
AES Panama Generation Holdings SRL (Electric Utilities)	(c)	4.375%	05/31/2030	275,062	249,526
AES Panama Generation Holdings SRL (Electric Utilities)		4.375%	05/31/2030	232,597	211,002
Alexander Funding Trust II (Electric Utilities)	(c)	7.467%	07/31/2028	118,000	127,495
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	669,000	632,963
American Electric Power Co., Inc. (Rate is fixed until 12/15/2034, at which point, the rate becomes H15T5Y + 268) (Electric Utilities)	(d)	6.950%	12/15/2054	440,000	468,230
Comision Federal de Electricidad (Electric Utilities)	(c)	4.688%	05/15/2029	221,000	214,240
Duke Energy Carolinas NC Storm Funding LLC (Electric Utilities)		2.617%	07/01/2041	200,000	161,815
Electricite de France SA (Rate is fixed until 06/15/2033, at which point, the rate becomes H15T5Y + 541) (Electric Utilities)	(c)(d)	9.125%	Perpetual	253,000	287,988
Enel Chile SA (Electric Utilities)		4.875%	06/12/2028	688,000	691,544
Enel Finance International N.V. (Electric Utilities)	(c)	7.500%	10/14/2032	800,000	932,459
Enel Finance International N.V. (Electric Utilities)	(c)	5.500%	06/26/2034	285,000	296,130
Engie Energia Chile SA (Electric Utilities)		3.400%	01/28/2030	673,000	617,953
Engie Energia Chile SA (Electric Utilities)	(c)	6.375%	04/17/2034	200,000	213,127
NextEra Energy Capital Holdings, Inc. (Rate is fixed until 09/01/2029, at which point, the rate becomes H15T5Y + 236) (Electric Utilities)	(d)	6.700%	09/01/2054	153,000	160,497
Niagara Mohawk Power Corp. (Electric Utilities)	(c)	5.290%	01/17/2034	434,000	442,727
NRG Energy, Inc. (Electric Utilities)	(c)	7.000%	03/15/2033	760,000	844,254
Pacific Gas & Electric Co. (Electric Utilities)		5.550%	05/15/2029	221,000	229,560
Pacific Gas & Electric Co. (Electric Utilities)		4.400%	03/01/2032	985,000	957,447
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(c)	6.950%	10/15/2033	812,000	915,446
					8,964,097
Total Corporate Bonds (Cost $184,614,515)					$188,760,317

Purchased Options–7.7%	Notional Amount	Expiration	Exercise Price	Contracts (e)	Value
S&P 500 Index Call Option	$17,863,688	December 2025	$4,500	31	$4,636,670

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Purchased Options (Continued)	Notional Amount	Expiration	Exercise Price	Contracts (e)	Value
S&P 500 Index Call Option	$24,202,416	December 2025	$4,600	42	$5,923,260
S&P 500 Index Call Option	92,199,680	December 2025	4,700	160	21,059,200
S&P 500 Index Call Option	73,183,496	December 2025	4,800	127	15,754,350
S&P 500 Index Call Option	51,286,072	December 2025	4,900	89	10,388,970
S&P 500 Index Call Option	57,624,800	December 2025	5,000	100	10,911,400
S&P 500 Index Call Option	24,202,416	December 2026	5,300	42	4,475,100
S&P 500 Index Call Option	40,337,360	December 2026	5,500	70	6,507,900
S&P 500 Index Call Option	42,066,104	December 2026	5,600	73	6,306,470
S&P 500 Index Call Option	9,796,216	December 2026	6,000	17	1,033,600
S&P 500 Index Put Option	17,863,688	December 2025	4,500	31	303,800
S&P 500 Index Put Option	77,217,232	December 2025	4,600	134	1,407,000
S&P 500 Index Put Option	92,199,680	December 2025	4,700	160	1,884,320
S&P 500 Index Put Option	64,539,776	December 2025	4,800	112	1,456,000
S&P 500 Index Put Option	51,286,072	December 2025	4,900	89	1,288,720
S&P 500 Index Put Option	57,624,800	December 2025	5,000	100	1,552,100
S&P 500 Index Put Option	48,404,832	December 2026	5,300	84	2,530,920
S&P 500 Index Put Option	40,337,360	December 2026	5,500	70	2,523,500
S&P 500 Index Put Option	59,929,792	December 2026	5,600	104	3,908,320
S&P 500 Index Put Option	9,796,216	December 2026	6,000	17	878,900
Total Purchased Options (Cost $77,043,611)					$104,730,500

Asset-Backed / Mortgage-Backed Securities–6.2%		Rate	Maturity	Face Amount	Value
Consumer Discretionary–0.0%
Hardee's Funding LLC 2018-1A A23	(c)	5.710%	06/20/2048	$125,610	$123,567
Hardee's Funding LLC 2020-1A A2	(c)	3.981%	12/20/2050	129,977	122,152
					245,719
Financials–6.2%
AB Issuer LLC 2021-1 A2	(c)	3.734%	07/30/2051	312,000	285,797
ACHV ABS TRUST 2023-4CP B	(c)	7.240%	11/25/2030	774,414	777,499
ACM Auto Trust 2024-1A A	(c)	7.710%	01/21/2031	353,754	356,017
Affirm Asset Securitization Trust 2021-Z2 A	(c)	1.170%	11/16/2026	4,717	4,665
Affirm Asset Securitization Trust 2023-B A	(c)	6.820%	09/15/2028	1,400,000	1,428,625
AGL CLO 10 Ltd. 2021-10A A	(c)	TSFR3M + 139	04/15/2034	963,750	964,452
Amur Equipment Finance Receivables XI LLC 2022-2A A2	(c)	5.300%	06/21/2028	221,398	222,056
AREIT 2022-CRE6 A	(c)	SOFR30A + 125	01/20/2037	388,560	386,132
Arivo Acceptance Auto Loan Receivables Trust 2024-1A A	(c)	6.460%	04/17/2028	192,092	193,606
Atalaya Equipment Leasing Trust 2021-1A C	(c)	2.690%	06/15/2028	300,000	290,206
Bain Capital Credit CLO 2021-4A D	(c)	TSFR3M + 336	10/20/2034	250,000	247,756
Balboa Bay Loan Funding 2020-1A AR	(c)	TSFR3M + 138	01/20/2032	1,485,060	1,486,174
Ballyrock CLO 15 Ltd. 2021-1A C	(c)	TSFR3M + 336	04/15/2034	250,000	250,284
Ballyrock CLO 17 Ltd. 2021-17A A1A	(c)	TSFR3M + 141	10/20/2034	1,000,000	1,000,710
Ballyrock CLO 17 Ltd. 2021-17A C	(c)	TSFR3M + 331	10/20/2034	250,000	250,297
BBCMS 2020-BID A	(c)	TSFR1M + 225	10/15/2037	301,000	300,436
Bellemeade Re 2021-3A A2	(c)	SOFR30A + 100	09/25/2031	286,223	286,632
Bellemeade Re 2022-1 M1C	(c)	SOFR30A + 370	01/26/2032	327,948	335,290
Bellemeade Re 2022-2 M1A	(c)	SOFR30A + 400	09/27/2032	829,263	845,533
BFLD Trust 2021-FPM A	(c)	TSFR1M + 171	06/15/2038	462,000	460,999
Brex Commercial Charge Card Master Trust 2024-1 A1	(c)	6.050%	07/15/2027	745,000	756,929
BX Commercial Mortgage Trust 2019-IMC E	(c)	TSFR1M + 220	04/15/2034	320,787	313,369
Cajun Global LLC 2021-1 A2	(c)	3.931%	11/20/2051	60,140	56,655
Carvana Auto Receivables Trust 2021-N3 C		1.020%	06/12/2028	22,441	21,492
Carvana Auto Receivables Trust 2021-N4 D		2.300%	09/11/2028	50,105	48,743
Carvana Auto Receivables Trust 2023-N3 A	(c)	6.410%	09/10/2027	602,015	605,693
Carvana Auto Receivables Trust 2024-P3 A2		4.610%	11/10/2027	1,017,000	1,017,664
CIFC Funding 2020-4A A	(c)	TSFR3M + 158	01/15/2034	260,000	260,257
CNH Equipment Trust 2022-C A2		5.420%	07/15/2026	139,073	139,094
College Ave Student Loans 2021-C	(c)	3.060%	07/26/2055	124,869	114,798
COMM 2015-LC23 C		4.696%	10/10/2048	100,000	94,463
Connecticut Avenue Securities Trust 2019-R04 2B1	(c)	SOFR30A + 536	06/25/2039	696,322	738,704
Connecticut Avenue Securities Trust 2019-R06 2B1	(c)	SOFR30A + 386	09/25/2039	825,904	858,834
Connecticut Avenue Securities Trust 2021-R01 1M2	(c)	SOFR30A + 155	10/25/2041	399,588	401,281
Connecticut Avenue Securities Trust 2021-R03 1M2	(c)	SOFR30A + 165	12/25/2041	117,550	118,391
Connecticut Avenue Securities Trust 2022-R01 1B1	(c)	SOFR30A + 315	12/25/2041	305,277	315,141
Connecticut Avenue Securities Trust 2022-R02 2M1	(c)	SOFR30A + 120	01/25/2042	126,537	126,537
Connecticut Avenue Securities Trust 2022-R02 2M2	(c)	SOFR30A + 300	01/25/2042	960,000	985,094
Connecticut Avenue Securities Trust 2022-R03 1M1	(c)	SOFR30A + 210	03/25/2042	805,362	816,457
Connecticut Avenue Securities Trust 2022-R03 1M2	(c)	SOFR30A + 350	03/25/2042	253,631	266,587

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Connecticut Avenue Securities Trust 2022-R04 1M2	(c)	SOFR30A + 310	03/25/2042	$63,262	$65,905
Connecticut Avenue Securities Trust 2022-R05 2M2	(c)	SOFR30A + 300	04/25/2042	599,367	618,846
Connecticut Avenue Securities Trust 2022-R06 1M1	(c)	SOFR30A + 275	05/25/2042	905,896	930,563
Connecticut Avenue Securities Trust 2022-R07 1M1	(c)	SOFR30A + 295	06/25/2042	788,482	812,912
Connecticut Avenue Securities Trust 2022-R08 1M1	(c)	SOFR30A + 255	07/25/2042	782,507	803,248
Connecticut Avenue Securities Trust 2023-R01 1M1	(c)	SOFR30A + 240	12/25/2042	630,582	647,671
Connecticut Avenue Securities Trust 2023-R02 1M1	(c)	SOFR30A + 230	01/25/2043	1,216,590	1,241,163
Connecticut Avenue Securities Trust 2023-R03 2M1	(c)	SOFR30A + 250	04/25/2043	1,265,786	1,288,983
Connecticut Avenue Securities Trust 2023-R04 1M1	(c)	SOFR30A + 230	05/25/2043	866,552	887,769
Conn's Receivables Funding 2024-A	(c)	7.050%	01/16/2029	64,096	64,070
CPS Auto Receivables Trust 2021-C D	(c)	1.690%	06/15/2027	153,308	150,608
CPS Auto Receivables Trust 2022-D A	(c)	6.090%	01/15/2027	101,919	101,993
Dext ABS 2021-1 C	(c)	2.290%	09/15/2028	264,000	256,055
Dext ABS 2021-1 D	(c)	2.810%	03/15/2029	133,000	126,537
Diamond Issuer 2021-1A B	(c)	2.701%	11/20/2051	271,624	248,798
DT Auto Owner Trust 2023-1A A	(c)	5.480%	04/15/2027	97,254	97,287
Elmwood CLO 15 Ltd. 2022-2A A1	(c)	TSFR3M + 134	04/22/2035	1,145,062	1,145,540
Elmwood CLO IX Ltd. 2021-2A D	(c)	TSFR3M + 321	07/20/2034	250,000	250,143
Enterprise Fleet Financing 2023-2 A2	(c)	5.560%	04/22/2030	770,570	777,941
Fannie Mae Connecticut Avenue Securities 2015-C04 1M2		SOFR30A + 581	04/25/2028	39,548	41,206
Fannie Mae Connecticut Avenue Securities 2018-C05 1M2		SOFR30A + 246	01/25/2031	496,152	509,728
Fannie Mae Connecticut Avenue Securities 2018-C06 1M2		SOFR30A + 211	03/25/2031	98,588	99,820
Fannie Mae Connecticut Avenue Securities 2021-R02 2B1	(c)	SOFR30A + 330	11/25/2041	211,036	217,500
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2	(c)	SOFR30A + 200	11/25/2041	1,000,000	1,003,750
FHF Trust 2021-2A A	(c)	0.830%	12/15/2026	15,580	15,387
FHF Trust 2023-1A A2	(c)	6.570%	06/15/2028	254,019	257,686
First Investors Auto Owner Trust 2022-2A A	(c)	6.260%	07/15/2027	237,147	238,531
Flagship Credit Auto Trust 2023-1 A2	(c)	5.380%	12/15/2026	107,747	107,786
Flagship Credit Auto Trust 2023-2 A2	(c)	5.760%	04/15/2027	272,302	272,780
Ford Credit Auto Owner Trust 2021-1 D	(c)	2.310%	10/17/2033	230,000	219,178
Foursight Capital Automobile Receivables Trust 2023-1 A2	(c)	5.430%	10/15/2026	48,002	48,008
Freddie Mac Multifamily Structured Credit Risk 2021-MN1 M1	(c)	SOFR30A + 200	01/25/2051	23,848	23,753
Freddie Mac REMICS FHR 4981 HS	(f)	SOFR30A + 599	06/25/2050	581,529	68,289
Freddie Mac STACR REMIC Trust 2021-DNA3 B1	(c)	SOFR30A + 350	10/25/2033	278,276	313,044
Freddie Mac STACR REMIC Trust 2021-DNA5 B1	(c)	SOFR30A + 305	01/25/2034	1,000,000	1,073,130
Freddie Mac STACR REMIC Trust 2021-DNA5 M2	(c)	SOFR30A + 165	01/25/2034	353,032	354,776
Freddie Mac STACR REMIC Trust 2021-DNA6 M2	(c)	SOFR30A + 150	10/25/2041	996,342	1,001,792
Freddie Mac STACR REMIC Trust 2021-DNA7 M2	(c)	SOFR30A + 180	11/25/2041	986,480	996,722
Freddie Mac STACR REMIC Trust 2021-HQA3 M2	(c)	SOFR30A + 210	09/25/2041	1,000,000	1,007,659
Freddie Mac STACR REMIC Trust 2021-HQA4 M2	(c)	SOFR30A + 235	12/25/2041	1,046,349	1,059,578
Freddie Mac STACR REMIC Trust 2022-DNA1 M1B	(c)	SOFR30A + 185	01/25/2042	1,600,000	1,621,824
Freddie Mac STACR REMIC Trust 2022-DNA2 M1B	(c)	SOFR30A + 240	02/25/2042	1,437,266	1,470,350
Freddie Mac STACR REMIC Trust 2022-DNA2 M2	(c)	SOFR30A + 375	02/25/2042	295,064	309,998
Freddie Mac STACR REMIC Trust 2022-DNA3 M1A	(c)	SOFR30A + 200	04/25/2042	711,587	720,969
Freddie Mac STACR REMIC Trust 2022-DNA3 M1B	(c)	SOFR30A + 290	04/25/2042	1,600,000	1,654,887
Freddie Mac STACR REMIC Trust 2022-DNA3 M2	(c)	SOFR30A + 435	04/25/2042	200,000	212,818
Freddie Mac STACR REMIC Trust 2022-DNA4 M1B	(c)	SOFR30A + 335	05/25/2042	1,621,038	1,699,196
Freddie Mac STACR REMIC Trust 2022-DNA5 M1B	(c)	SOFR30A + 450	06/25/2042	1,331,433	1,427,670
Freddie Mac STACR REMIC Trust 2022-DNA7 M1A	(c)	SOFR30A + 250	03/25/2052	643,014	653,717
Freddie Mac STACR REMIC Trust 2022-HQA1 M1B	(c)	SOFR30A + 350	03/25/2042	65,368	68,546
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A	(c)	SOFR30A + 230	08/25/2042	1,151,244	1,178,319
Freddie Mac STACR REMIC Trust 2023-DNA1 M1A	(c)	SOFR30A + 210	03/25/2043	430,160	435,537
Freddie Mac STACR REMIC Trust 2023-HQA1 M1A	(c)	SOFR30A + 200	05/25/2043	871,154	877,639
Freddie Mac STACR REMIC Trust 2024-DNA1 M1	(c)	SOFR30A + 135	02/25/2044	833,057	834,357
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A	(c)	SOFR30A + 265	07/25/2042	1,106,213	1,135,735
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A	(c)	SOFR30A + 210	04/25/2043	1,375,500	1,396,406
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1B	(c)	SOFR30A + 335	06/25/2043	1,200,000	1,258,209
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M1	(c)	SOFR30A + 120	08/25/2044	1,150,093	1,150,829
FREED ABS Trust 2021-2 C	(c)	1.940%	06/19/2028	4,022	4,016
Galaxy 30 Clo Ltd. 2022-30A D	(c)	TSFR3M + 335	04/15/2035	400,000	400,625
GCI Funding I LLC 2021-1 A	(c)	2.380%	06/18/2046	118,901	108,348
GLS Auto Receivables Issuer Trust 2024-3A A2	(c)	5.350%	08/16/2027	889,000	892,349
Goldentree Loan Management U.S. Clo 7 Ltd. 2020-7A AR	(c)	TSFR3M + 133	04/20/2034	250,000	250,176
Granite Park Equipment Leasing 2023-1A A3	(c)	6.460%	09/20/2032	544,000	568,347
Hertz Vehicle Financing III LLC 2022-1A C	(c)	2.630%	06/25/2026	220,000	215,824
HFX Funding Issuer 2017-1	(c)	3.622%	03/15/2035	114,545	113,973
Invesco CLO 2021-1A A1	(c)	TSFR3M + 126	04/15/2034	1,700,000	1,700,342
JPMBB Commercial Mortgage Securities Trust 2014-C21 C		4.716%	08/15/2047	219,725	215,223

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
JPMBB Commercial Mortgage Securities Trust 2015-C27 AS		3.634%	02/15/2048	$130,694	$122,633
Kings Park CLO Ltd. 2021-1A A	(c)	TSFR3M + 139	01/21/2035	1,518,568	1,519,935
Kubota Credit Owner Trust 2023-1A A2	(c)	5.400%	02/17/2026	374,796	375,233
LAD Auto Receivables Trust 2022-1A A	(c)	5.210%	06/15/2027	199,167	199,459
Lendbuzz Securitization Trust 2023-1A A2	(c)	6.920%	08/15/2028	788,284	802,781
Lendbuzz Securitization Trust 2023-2A A2	(c)	7.090%	10/16/2028	344,886	352,239
Lendbuzz Securitization Trust 2023-3A A2	(c)	7.500%	12/15/2028	398,135	408,121
Lobel Automobile Receivables Trust 2023-2 A	(c)	7.590%	04/16/2029	606,443	613,164
Marlette Funding Trust 2023-3A B	(c)	6.710%	09/15/2033	727,000	734,910
Mission Lane Credit Card Master Trust 2024-A A1	(c)	6.200%	08/15/2029	529,000	534,787
Morgan Stanley Capital I Trust 2018-H3 AS		4.429%	07/15/2051	270,000	262,432
MVW 2021-2A C	(c)	2.230%	05/20/2039	167,362	157,219
Neighborly Issuer 2022-1A A2	(c)	3.695%	01/30/2052	222,300	203,341
Neighborly Issuer 2023-1A A2	(c)	7.308%	01/30/2053	821,490	845,561
Nelnet Student Loan Trust 2021-BA B	(c)	2.680%	04/20/2062	100,000	86,552
Nelnet Student Loan Trust 2021-DA C	(c)	3.500%	04/20/2062	100,000	84,723
Neuberger Berman Loan Advisers Clo 2021-42A D	(c)	TSFR3M + 306	07/16/2035	301,613	301,006
Neuberger Berman Loan Advisers Clo 43 Ltd. 2021-43A D	(c)	TSFR3M + 336	07/17/2035	250,000	250,303
NMEF Funding 2022-B A2	(c)	6.070%	06/15/2029	138,952	139,879
NMEF Funding 2023-A A2	(c)	6.570%	06/17/2030	933,472	947,243
NMEF Funding 2024-A	(c)	5.150%	12/15/2031	1,084,000	1,089,792
Oaktown Re VII Ltd. 2021-2 M1A	(c)	SOFR30A + 160	04/25/2034	51,757	51,781
Octane Receivables Trust 2021-2A C	(c)	2.530%	05/21/2029	209,000	201,898
OneMain Direct Auto Receivables Trust 2022-1A C	(c)	5.310%	06/14/2029	1,100,000	1,102,869
Pagaya AI Debt Grantor Trust 2024-9	(c)	5.306%	03/15/2032	1,202,468	1,203,945
Pagaya AI Debt Trust 2023-5 A	(c)	7.179%	04/15/2031	130,934	131,138
Pagaya AI Debt Trust 2024-1 A	(c)	6.660%	07/15/2031	559,607	569,199
Regatta XIX Funding Ltd. 2022-1A A1	(c)	TSFR3M + 132	04/20/2035	616,754	617,033
Regatta XX Funding Ltd. 2021-2A A	(c)	TSFR3M + 142	10/15/2034	450,431	450,723
Research-Driven Pagaya Motor Asset Trust 2023-3A A	(c)	7.130%	01/26/2032	933,582	944,241
Research-Driven Pagaya Motor Asset Trust 2023-4A A	(c)	7.540%	03/25/2032	994,564	1,010,718
Research-Driven Pagaya Motor Asset Trust VII 2022-3A A	(c)	5.380%	11/25/2030	258,595	258,193
Rockford Tower CLO 2021-1A D	(c)	TSFR3M + 326	07/20/2034	306,626	306,747
Rockford Tower CLO 2021-2A A1	(c)	TSFR3M + 142	07/20/2034	250,000	250,182
Santander Bank Auto Credit-Linked Notes Series 2022-A B	(c)	5.281%	05/15/2032	119,539	119,467
Santander Bank Auto Credit-Linked Notes Series 2022-B B	(c)	5.721%	08/16/2032	78,621	78,680
Santander Bank Auto Credit-Linked Notes Series 2022-C B	(c)	6.451%	12/15/2032	262,650	264,105
Santander Drive Auto Receivables Trust 2023-3 B		5.610%	07/17/2028	488,000	494,288
Santander Drive Auto Receivables Trust 2024-4 A2		5.410%	07/15/2027	924,000	926,177
SEB Funding LLC 2021-1A A2	(c)	4.969%	01/30/2052	331,170	324,568
SG Commercial Mortgage Securities Trust 2016-C5 A4		3.055%	10/10/2048	250,000	240,700
Tesla Auto Lease Trust 2024-A A3	(c)	5.300%	06/21/2027	386,000	390,022
TICP CLO XV Ltd. 2020-15A A	(c)	TSFR3M + 154	04/20/2033	1,600,000	1,601,759
Tricolor Auto Securitization Trust 2024-2A A	(c)	6.360%	12/15/2027	405,158	408,680
U.S. Bank N.A. 2023-1 B	(c)	6.789%	08/25/2032	632,744	642,211
United Auto Credit Securitization Trust 2024-1 A	(c)	6.170%	08/10/2026	113,592	113,848
VASA Trust 2021-VASA A	(c)	TSFR1M + 101	07/15/2039	460,000	425,500
Wells Fargo Commercial Mortgage Trust 2016-C35 B		3.438%	07/15/2048	270,000	258,734
Westlake Automobile Receivables Trust 2023-1A A2A	(c)	5.510%	06/15/2026	109,814	109,849
Westlake Automobile Receivables Trust Series 2023-P1 B	(c)	6.110%	03/15/2027	580,000	587,570
					84,567,851
Industrials–0.0%
Avis Budget Rental Car Funding AESOP LLC 2023-5A B	(c)	6.120%	04/20/2028	464,000	475,882
Total Asset-Backed / Mortgage-Backed Securities (Cost $83,573,801)					$85,289,452

U.S. Government Agency Mortgage-Backed Securities–1.6%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN AL5310	3.500%	04/01/2044	$1,781	$1,707
Fannie Mae Pool FN AL5887	4.500%	10/01/2044	10,547	10,653
Fannie Mae Pool FN AL6542	4.500%	03/01/2045	16,316	16,468
Fannie Mae Pool FN AL6620	4.500%	08/01/2042	93,532	93,678
Fannie Mae Pool FN AL6997	4.500%	11/01/2042	7,159	7,240
Fannie Mae Pool FN AL8855	3.500%	07/01/2046	6,062	5,763
Fannie Mae Pool FN AS7168	3.500%	05/01/2046	12,750	12,033
Fannie Mae Pool FN AS7587	3.500%	07/01/2046	75,025	71,257
Fannie Mae Pool FN AS7822	3.500%	08/01/2046	144,174	135,814
Fannie Mae Pool FN AZ9203	3.000%	10/01/2045	11,667	10,765

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BA2885	3.000%	10/01/2045	$33,602	$30,837
Fannie Mae Pool FN BA4752	3.000%	01/01/2046	4,728	4,348
Fannie Mae Pool FN BC1520	3.500%	08/01/2046	117,962	111,335
Fannie Mae Pool FN BC2468	3.000%	03/01/2046	82,337	75,380
Fannie Mae Pool FN BC2488	3.000%	03/01/2046	94,060	86,340
Fannie Mae Pool FN BC9077	3.500%	12/01/2046	8,578	8,095
Fannie Mae Pool FN BH1902	3.500%	12/01/2047	6,351	6,068
Fannie Mae Pool FN BH3892	3.500%	08/01/2047	18,687	17,634
Fannie Mae Pool FN BH6940	3.500%	08/01/2047	16,106	15,199
Fannie Mae Pool FN BJ1692	3.500%	12/01/2047	34,889	33,279
Fannie Mae Pool FN BJ1695	3.500%	12/01/2047	5,149	4,882
Fannie Mae Pool FN BJ4558	3.500%	01/01/2048	26,753	25,518
Fannie Mae Pool FN BJ4559	3.500%	01/01/2048	9,227	8,775
Fannie Mae Pool FN BJ4566	4.000%	01/01/2048	84,145	82,707
Fannie Mae Pool FN BJ4567	4.000%	01/01/2048	127,328	124,792
Fannie Mae Pool FN BJ5170	3.500%	03/01/2048	7,431	7,102
Fannie Mae Pool FN BK1964	4.000%	03/01/2048	25,484	25,049
Fannie Mae Pool FN BK1975	3.500%	03/01/2048	15,680	14,957
Fannie Mae Pool FN BK3211	4.500%	03/01/2048	26,361	26,264
Fannie Mae Pool FN BK4157	4.000%	05/01/2048	34,307	33,370
Fannie Mae Pool FN BM3282	3.500%	12/01/2047	4,523	4,330
Fannie Mae Pool FN BM3511	4.500%	02/01/2046	57,506	58,164
Fannie Mae Pool FN BM3912	3.000%	03/01/2047	92,528	85,033
Fannie Mae Pool FN BM4427	3.500%	04/01/2048	56,167	53,003
Fannie Mae Pool FN BM4735	3.500%	04/01/2048	67,399	64,290
Fannie Mae Pool FN BM4896	3.000%	02/01/2047	620,836	575,794
Fannie Mae Pool FN BM5138	3.500%	11/01/2048	122,843	117,221
Fannie Mae Pool FN BM5334	3.500%	01/01/2049	28,472	26,868
Fannie Mae Pool FN BN0012	4.500%	08/01/2048	14,552	14,451
Fannie Mae Pool FN BO3223	3.000%	10/01/2034	19,317	18,672
Fannie Mae Pool FN BO4725	2.500%	11/01/2034	32,517	30,758
Fannie Mae Pool FN BO5957	3.000%	12/01/2034	3,967	3,838
Fannie Mae Pool FN BO7717	3.000%	11/01/2034	4,425	4,281
Fannie Mae Pool FN BU1240	3.000%	03/01/2052	927,644	841,378
Fannie Mae Pool FN BU1349	3.000%	02/01/2052	730,435	662,511
Fannie Mae Pool FN BU8919	2.500%	04/01/2052	593,395	519,263
Fannie Mae Pool FN BU8922	2.500%	04/01/2052	550,201	480,033
Fannie Mae Pool FN CA0108	3.500%	08/01/2047	15,076	14,430
Fannie Mae Pool FN CB1113	2.000%	07/01/2051	997,664	828,926
Fannie Mae Pool FN CB2538	2.500%	01/01/2052	611,304	534,938
Fannie Mae Pool FN CB3564	2.500%	05/01/2052	515,474	451,082
Fannie Mae Pool FN CB3565	2.500%	05/01/2052	411,421	358,959
Fannie Mae Pool FN FM0029	3.000%	09/01/2046	155,401	144,126
Fannie Mae Pool FN FM1036	3.000%	05/01/2043	77,271	71,938
Fannie Mae Pool FN FS0967	2.500%	03/01/2052	669,356	583,601
Fannie Mae Pool FN MA3211	4.000%	12/01/2047	36,288	35,386
Fannie Mae Pool FN MA3239	4.000%	01/01/2048	5,759	5,601
Fannie Mae Pool FN MA4492	2.000%	12/01/2051	5,785,808	4,795,540
Freddie Mac Gold Pool FG G60658	3.500%	07/01/2046	148,120	142,112
Freddie Mac Gold Pool FG G61360	3.500%	03/01/2048	33,426	31,733
Freddie Mac Gold Pool FG G61737	3.500%	11/01/2048	132,221	125,524
Freddie Mac Gold Pool FG Q54793	4.500%	03/01/2048	24,275	24,113
Freddie Mac Gold Pool FG Q55394	3.500%	04/01/2048	9,760	9,265
Freddie Mac Pool FR QD8682	3.000%	03/01/2052	602,578	545,024
Freddie Mac Pool FR QE0805	2.500%	04/01/2052	571,757	497,389
Freddie Mac Pool FR QE0808	2.500%	04/01/2052	604,975	529,358
Freddie Mac Pool FR QN0783	3.000%	10/01/2034	23,580	22,812
Freddie Mac Pool FR QN0786	3.000%	10/01/2034	46,474	44,962
Freddie Mac Pool FR QN0951	2.500%	11/01/2034	33,377	31,573
Freddie Mac Pool FR RA6963	2.000%	03/01/2052	924,779	771,264
Freddie Mac Pool FR SB0040	2.500%	12/01/2033	145,287	139,563
Freddie Mac Pool FR SB0116	2.500%	11/01/2034	37,068	35,100
Freddie Mac Pool FR SD0932	2.500%	04/01/2052	617,690	538,657
Freddie Mac Pool FR SD8213	3.000%	05/01/2052	2,693,827	2,418,322
Freddie Mac Pool FR ZA4718	3.000%	10/01/2046	113,011	103,685
Freddie Mac Pool FR ZK8962	3.000%	09/01/2032	38,294	37,197
Freddie Mac Pool FR ZK9009	3.000%	10/01/2032	13,761	13,367
Freddie Mac Pool FR ZK9163	3.000%	01/01/2033	21,064	20,443
Freddie Mac Pool FR ZM1434	3.500%	07/01/2046	18,126	17,287
Freddie Mac Pool FR ZM4821	3.500%	11/01/2047	20,423	19,357

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Freddie Mac Pool FR ZM4939	3.500%	11/01/2047	$36,837	$35,138
Freddie Mac Pool FR ZM5102	3.500%	12/01/2047	46,255	43,820
Freddie Mac Pool FR ZM5228	3.500%	12/01/2047	27,275	26,017
Freddie Mac Pool FR ZM5705	3.500%	02/01/2048	11,998	11,444
Freddie Mac Pool FR ZM5707	3.500%	02/01/2048	8,392	7,949
Freddie Mac Pool FR ZM5945	4.000%	03/01/2048	23,191	22,790
Freddie Mac Pool FR ZM6220	4.000%	04/01/2048	11,305	10,997
Freddie Mac Pool FR ZM6276	4.000%	04/01/2048	33,513	32,876
Freddie Mac Pool FR ZM6427	4.000%	05/01/2048	75,213	73,158
Freddie Mac Pool FR ZN2165	4.500%	12/01/2048	35,512	35,880
Freddie Mac Pool FR ZS4598	3.000%	01/01/2045	14,491	13,339
Freddie Mac Pool FR ZS7403	3.000%	05/01/2031	100,647	98,252
Freddie Mac Pool FR ZS9830	3.500%	10/01/2046	146,842	138,604
Freddie Mac Pool FR ZT0272	3.500%	02/01/2047	89,098	84,108
Freddie Mac Pool FR ZT0337	3.500%	12/01/2044	14,794	14,126
Freddie Mac Pool FR ZT0537	3.500%	03/01/2048	117,410	111,245
Freddie Mac Pool FR ZT1633	4.000%	03/01/2047	7,387	7,213
Ginnie Mae II Pool G2 MA8801	5.500%	04/20/2053	2,161,810	2,185,305
Total U.S. Government Agency Mortgage-Backed Securities (Cost $22,134,700)				$21,562,092

Sovereign Debt Issues–0.1%		Rate	Maturity	Face Amount	Value
Colombia Government International Bond		3.125%	04/15/2031	$1,868,000	$1,541,099
Dominican Republic International Bond	(c)	4.875%	09/23/2032	250,000	237,687
Total Sovereign Debt Issues (Cost $1,862,129)					$1,778,786

Preferred Securities–0.1%		Rate	Quantity	Value
Financials–0.1%
Charles Schwab Corp. / The DR (Rate is fixed until 06/01/2026, at which point, the rate becomes H15T5Y + 317) (Capital Markets)	(d)	4.000%	455,000	$436,431
Citigroup, Inc. DR (Rate is fixed until 05/15/2025, at which point, the rate becomes TSFR3M + 417) (Banks)	(d)	5.950%	142,000	142,181
Citigroup, Inc. (Rate is fixed until 12/10/2025, at which point, the rate becomes H15T5Y + 360) (Banks)	(d)	4.000%	101,000	98,885
Citigroup, Inc. DR (Rate is fixed until 11/15/2028, at which point, the rate becomes H15T5Y + 321) (Banks)	(d)	7.625%	15,000	16,026
Goldman Sachs Group, Inc. / The DR (Capital Markets)		TSFR3M + 314	195,000	195,066
Goldman Sachs Group, Inc. / The DR (Rate is fixed until 11/10/2026, at which point, the rate becomes H15T5Y + 295) (Capital Markets)	(d)	4.125%	120,000	114,949
PNC Financial Services Group, Inc. / The DR (Banks)		TSFR3M + 330	283,000	285,048
				1,288,586
Utilities–0.0%
Vistra Corp. (Rate is fixed until 12/15/2026, at which point, the rate becomes H15T5Y + 574) (Ind. Power & Renewable Elec.)	(c)(d)	7.000%	107,000	109,226
Total Preferred Securities (Cost $1,428,685)				$1,397,812

Taxable Municipal Bonds–0.0%	Rate	Maturity	Face Amount	Value
Ochsner LSU Health System of North Louisiana	2.510%	05/15/2031	$230,000	$178,712
University of California	3.071%	05/15/2051	310,000	225,393
Total Taxable Municipal Bonds (Cost $537,156)				$404,105

Rights–0.0%	Quantity	Value
Health Care–0.0%
ABIOMED, Inc. CVR (Health Care Technology)	4,357	$4,444
Total Rights (Cost $4,444)		$4,444

Money Market Funds–2.8%		Shares	Value
State Street Institutional Liquid Reserves Fund, 4.925%	(g)	19,313,067	$19,320,793
State Street Institutional U.S. Government Money Market Fund, 4.943%	(g)	19,313,863	19,313,863
Total Money Market Funds (Cost $38,633,318)			$38,634,656
Total Investments – 98.7% (Cost $1,163,870,659)	(h)		$1,349,927,061
Other Assets in Excess of Liabilities – 1.3%			18,457,393
Net Assets – 100.0%			$1,368,384,454

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CLO:	Collaterized Loan Obligation
CVR:	Contingent Value Right
DR:	Depositary Receipt
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 3.980% at 9/30/2024
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.580% at 9/30/2024
QL:
Quarterly U.S. LIBOR Rate. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.960% at 9/30/2024
SOFR30A:	30 Day Average Secured Overnight Financing Rate ("SOFR"), 5.163% at 9/30/2024
TSFR1M:	Monthly CME Term Secured Overnight Financing Rate ("SOFR"), 4.846% at 9/30/2024
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 4.592% at 9/30/2024
USISDA05:
USD ICE Swap Rate 11:00am NY 5 Year. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

Footnotes:
(a)	Non-income producing security.
(b)
Security is partially pledged as collateral for the futures contracts outstanding at September 30, 2024. The value of securities pledged totaled $19,744,997.  See also the following Schedule of Open Futures Contracts.

(c)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2024, the value of these securities totaled $143,067,847, or 10.5% of the Portfolio’s net assets.

(d)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2024.

(e)	100 shares per contract.
(f)	Interest-only security
(g)	Rate represents the seven-day yield at September 30, 2024.
(h)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2024 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	3,579	December 19, 2024	$408,685,457	$409,012,594	$327,137	$(1,621,734)
CBT 10-Year U.S. Ultra Bond - Long	31	December 19, 2024	3,670,638	3,667,203	(3,435)	(15,984)
CBT U.S. Long Bond - Long	370	December 19, 2024	46,051,717	45,949,375	(102,342)	(254,375)
CBT U.S. Ultra Bond - Long	64	December 19, 2024	8,509,539	8,518,000	8,461	(48,500)
CME E-mini S&P 500 Index - Long	104	December 20, 2024	29,447,666	30,234,100	786,434	119,600
CME Micro E-mini S&P 500 Index - Long	41	December 20, 2024	1,180,596	1,191,921	11,325	(4,294)
CBT 2-Year U.S. Treasury Note - Long	249	December 31, 2024	51,778,154	51,852,305	74,151	(93,375)
CBT 5-Year U.S. Treasury Note - Long	717	December 31, 2024	78,613,910	78,785,977	172,067	(255,711)
			$627,937,677	$629,211,475	$1,273,798	$(2,174,373)
Total Futures Contracts			$627,937,677	$629,211,475	$1,273,798	$(2,174,373)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

U.S. Treasury Obligations–31.7%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		0.375%	12/31/2025	$1,000,000	$958,086
U.S. Treasury Note		0.875%	06/30/2026	8,000,000	7,621,562
U.S. Treasury Note		0.625%	07/31/2026	2,400,000	2,271,094
U.S. Treasury Note		4.375%	07/31/2026	5,000,000	5,060,156
U.S. Treasury Note		1.500%	01/31/2027	3,500,000	3,335,801
U.S. Treasury Note		2.500%	03/31/2027	5,900,000	5,748,352
U.S. Treasury Note	(a)	0.500%	04/30/2027	3,200,000	2,958,625
U.S. Treasury Note		2.750%	04/30/2027	12,600,000	12,340,617
U.S. Treasury Note		2.625%	05/31/2027	1,500,000	1,463,438
U.S. Treasury Note		3.875%	11/30/2027	20,500,000	20,679,375
U.S. Treasury Note		1.250%	03/31/2028	575,000	531,358
U.S. Treasury Note		4.125%	07/31/2028	2,000,000	2,038,828
U.S. Treasury Note		1.375%	12/31/2028	3,650,000	3,336,328
U.S. Treasury Note		4.000%	01/31/2029	11,800,000	11,999,125
U.S. Treasury Note		2.375%	03/31/2029	500,000	475,059
U.S. Treasury Note		3.625%	08/31/2029	15,000,000	15,044,531
U.S. Treasury Note		3.875%	11/30/2029	1,600,000	1,620,938
U.S. Treasury Note		4.375%	11/30/2030	9,700,000	10,090,652
U.S. Treasury Note		1.125%	02/15/2031	405,000	348,268
U.S. Treasury Note		4.625%	04/30/2031	6,000,000	6,338,672
U.S. Treasury Note		3.750%	08/31/2031	16,750,000	16,838,984
U.S. Treasury Note		4.500%	11/15/2033	7,500,000	7,920,410
U.S. Treasury Note		4.000%	02/15/2034	3,000,000	3,051,562
U.S. Treasury Note		1.375%	11/15/2040	525,000	356,262
U.S. Treasury Note		1.875%	02/15/2041	180,000	131,991
U.S. Treasury Note		4.000%	11/15/2042	1,600,000	1,574,500
U.S. Treasury Note		2.000%	02/15/2050	3,750,000	2,443,506
U.S. Treasury Note		1.875%	02/15/2051	3,940,000	2,468,656
U.S. Treasury Note		4.000%	11/15/2052	2,800,000	2,724,531
U.S. Treasury Note		4.125%	08/15/2053	5,500,000	5,477,012
U.S. Treasury Note		4.250%	08/15/2054	23,900,000	24,404,141
Total U.S. Treasury Obligations (Cost $185,807,703)					$181,652,420

Corporate Bonds–28.4%		Rate	Maturity	Face Amount	Value
Communication Services–2.0%
Alphabet, Inc. (Interactive Media & Svs.)		2.050%	08/15/2050	$750,000	$467,032
America Movil S.A.B. de C.V. (Wireless Telecom. Svs.)		2.875%	05/07/2030	275,000	253,912
AT&T, Inc. (Diversified Telecom. Svs.)		1.700%	03/25/2026	800,000	770,055
AT&T, Inc. (Diversified Telecom. Svs.)		3.800%	12/01/2057	1,545,000	1,169,772
Audacy Capital Corp. (Acquired 06/28/2021, Cost $77,861) (Media)	(b)(c)	6.750%	03/31/2029	75,000	1,500
Cars.com, Inc. (Interactive Media & Svs.)	(b)	6.375%	11/01/2028	50,000	50,157
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	5.000%	02/01/2028	50,000	48,638
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	08/15/2030	100,000	90,648
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.250%	02/01/2031	125,000	110,216
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	7.375%	03/01/2031	25,000	25,597
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	06/01/2033	75,000	63,693
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	750,000	723,521
CMG Media Corp. (Media)	(b)	8.875%	12/15/2027	25,000	14,625
Comcast Corp. (Media)		3.450%	02/01/2050	1,575,000	1,191,668
CSC Holdings LLC (Media)	(b)	4.125%	12/01/2030	200,000	145,751
DISH DBS Corp. (Media)		7.375%	07/01/2028	25,000	18,736
DISH DBS Corp. (Media)		5.125%	06/01/2029	75,000	50,319
Gray Television, Inc. (Media)	(b)	5.375%	11/15/2031	75,000	46,907
Lamar Media Corp. (Media)		4.875%	01/15/2029	25,000	24,696
Match Group Holdings II LLC (Interactive Media & Svs.)	(b)	5.000%	12/15/2027	75,000	74,137
Match Group Holdings II LLC (Interactive Media & Svs.)	(b)	3.625%	10/01/2031	25,000	22,388
Meta Platforms, Inc. (Interactive Media & Svs.)		4.450%	08/15/2052	630,000	580,920
Meta Platforms, Inc. (Interactive Media & Svs.)		5.550%	08/15/2064	300,000	320,421
ROBLOX Corp. (Entertainment)	(b)	3.875%	05/01/2030	50,000	46,552
Rogers Communications, Inc. (Wireless Telecom. Svs.)		4.500%	03/15/2042	915,000	822,116
Sinclair Television Group, Inc. (Media)	(b)	5.500%	03/01/2030	25,000	18,062
Sirius XM Radio, Inc. (Media)	(b)	3.875%	09/01/2031	175,000	152,472
Sprint LLC (Wireless Telecom. Svs.)		7.625%	03/01/2026	25,000	25,824
Stagwell Global LLC (Media)	(b)	5.625%	08/15/2029	125,000	120,852
TEGNA, Inc. (Media)		4.625%	03/15/2028	25,000	23,855
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.150%	04/15/2034	385,000	396,622
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.300%	02/15/2051	500,000	362,973
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.650%	01/15/2053	335,000	352,233

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Communication Services (continued)
Univision Communications, Inc. (Media)	(b)	8.000%	08/15/2028	$50,000	$51,123
Univision Communications, Inc. (Media)	(b)	7.375%	06/30/2030	50,000	48,390
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	1,300,000	1,083,318
Virgin Media Secured Finance PLC (Media)	(b)	5.500%	05/15/2029	200,000	191,820
Vodafone Group PLC (Wireless Telecom. Svs.)		5.250%	05/30/2048	450,000	443,647
Vodafone Group PLC (Wireless Telecom. Svs.)		5.750%	06/28/2054	350,000	362,336
Walt Disney Co. / The (Entertainment)		4.700%	03/23/2050	325,000	315,380
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	525,000	419,606
					11,502,490
Consumer Discretionary–1.1%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.375%	01/15/2028	50,000	48,576
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	6.125%	06/15/2029	50,000	51,438
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	5.625%	09/15/2029	25,000	25,361
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.000%	10/15/2030	125,000	115,268
Academy Ltd. (Specialty Retail)	(b)	6.000%	11/15/2027	75,000	75,187
Adient Global Holdings Ltd. (Automobile Components)	(b)	7.000%	04/15/2028	25,000	25,751
Adient Global Holdings Ltd. (Automobile Components)	(b)	8.250%	04/15/2031	75,000	79,575
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	675,000	603,844
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	475,000	446,702
Amazon.com, Inc. (Broadline Retail)		2.500%	06/03/2050	900,000	594,581
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(b)	5.000%	02/01/2028	25,000	24,920
Asbury Automotive Group, Inc. (Specialty Retail)	(b)	4.625%	11/15/2029	25,000	23,842
Asbury Automotive Group, Inc. (Specialty Retail)	(b)	5.000%	02/15/2032	50,000	47,414
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	25,000	24,717
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(b)	4.750%	06/15/2031	50,000	47,742
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	8.125%	07/01/2027	50,000	51,030
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	4.625%	10/15/2029	50,000	47,561
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	7.000%	02/15/2030	25,000	26,117
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	6.500%	02/15/2032	25,000	25,860
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	6.000%	05/01/2029	50,000	50,660
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	7.000%	08/15/2029	25,000	26,567
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(b)	5.500%	04/01/2027	25,000	24,906
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(b)	5.750%	04/01/2030	25,000	25,027
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(b)	6.750%	05/01/2031	25,000	25,816
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(b)	8.500%	05/15/2027	150,000	150,488
Daimler Truck Finance North America LLC (Automobiles)	(b)	2.000%	12/14/2026	540,000	514,148
Daimler Truck Finance North America LLC (Automobiles)	(b)	2.375%	12/14/2028	180,000	166,405
Dana Financing Luxembourg SARL (Automobile Components)	(b)	5.750%	04/15/2025	12,000	11,982
Dana, Inc. (Automobile Components)		4.500%	02/15/2032	50,000	44,343
Dornoch Debt Merger Sub, Inc. (Automobile Components)	(b)	6.625%	10/15/2029	75,000	65,999
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		2.950%	03/15/2031	415,000	377,599
Gap, Inc. / The (Specialty Retail)	(b)	3.625%	10/01/2029	25,000	22,612
Gap, Inc. / The (Specialty Retail)	(b)	3.875%	10/01/2031	25,000	21,854
Group 1 Automotive, Inc. (Specialty Retail)	(b)	6.375%	01/15/2030	25,000	25,397
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	5.750%	05/01/2028	25,000	25,110
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	3.625%	02/15/2032	50,000	45,171
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	5.875%	03/15/2033	25,000	25,474
Home Depot, Inc. / The (Specialty Retail)		3.300%	04/15/2040	1,040,000	869,194
IHO Verwaltungs GmbH (Automobile Components)	(b)(d)	6.000%, 6.750% PIK	05/15/2027	200,000	196,524
JB Poindexter & Co., Inc. (Automobile Components)	(b)	8.750%	12/15/2031	50,000	52,863
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	(b)	4.125%	11/15/2029	25,000	23,599
LCM Investments Holdings II LLC (Specialty Retail)	(b)	4.875%	05/01/2029	50,000	48,043
LCM Investments Holdings II LLC (Specialty Retail)	(b)	8.250%	08/01/2031	50,000	53,091
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(b)	7.250%	11/15/2029	50,000	51,731
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(b)	7.500%	09/01/2031	25,000	26,222
MGM Resorts International (Hotels, Restaurants & Leisure)		6.500%	04/15/2032	100,000	101,904
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(b)	4.875%	05/01/2029	50,000	47,959
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)	(b)	8.000%	02/01/2026	100,000	98,898
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(b)	8.125%	01/15/2029	25,000	26,730
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(b)	7.750%	02/15/2029	50,000	53,580
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(b)	6.250%	03/01/2030	25,000	24,972
NCL Finance Ltd. (Hotels, Restaurants & Leisure)	(b)	6.125%	03/15/2028	25,000	25,500
Ontario Gaming GTA LP / OTG Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(b)	8.000%	08/01/2030	50,000	51,961
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	4.125%	07/01/2029	25,000	22,778
Real Hero Merger Sub 2, Inc. (Automobile Components)	(b)	6.250%	02/01/2029	25,000	21,746
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	5.500%	08/31/2026	25,000	25,245
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	5.625%	09/30/2031	25,000	25,328

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	6.250%	03/15/2032	$50,000	$51,867
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		6.750%	03/01/2032	75,000	77,028
Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc. (Hotels, Restaurants & Leisure)	(b)	6.625%	03/01/2030	75,000	74,434
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	5.250%	08/15/2029	75,000	73,189
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	5.500%	04/15/2027	50,000	49,688
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	7.250%	05/15/2031	25,000	25,893
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.500%	02/15/2028	25,000	24,141
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.625%	12/01/2031	50,000	46,366
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	6.625%	03/15/2032	25,000	25,556
Velocity Vehicle Group LLC (Specialty Retail)	(b)	8.000%	06/01/2029	25,000	26,030
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(b)	5.625%	03/15/2027	25,000	24,948
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(b)	4.375%	08/15/2028	50,000	48,231
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(b)	7.125%	02/15/2031	50,000	53,945
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(b)	6.250%	03/15/2033	25,000	25,326
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	75,000	71,797
					6,581,351
Consumer Staples–1.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(b)	5.875%	02/15/2028	75,000	75,335
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	(b)	3.800%	01/25/2050	625,000	488,360
Altria Group, Inc. (Tobacco)		3.875%	09/16/2046	925,000	722,359
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.350%	06/01/2040	300,000	283,320
B.A.T. Capital Corp. (Tobacco)		4.540%	08/15/2047	1,000,000	844,665
BellRing Brands, Inc. (Personal Care Products)	(b)	7.000%	03/15/2030	75,000	78,493
Campbell Soup Co. (Food Products)		4.750%	03/23/2035	270,000	268,990
Coca-Cola Europacific Partners PLC (Beverages)	(b)	1.500%	01/15/2027	600,000	562,323
Coca-Cola Femsa S.A.B. de C.V. (Beverages)		2.750%	01/22/2030	750,000	695,740
Constellation Brands, Inc. (Beverages)		4.800%	01/15/2029	145,000	147,637
Constellation Brands, Inc. (Beverages)		3.750%	05/01/2050	550,000	434,461
Dollar General Corp. (Consumer Staples Distribution & Retail)		3.875%	04/15/2027	625,000	616,736
Edgewell Personal Care Co. (Personal Care Products)	(b)	5.500%	06/01/2028	25,000	24,853
Edgewell Personal Care Co. (Personal Care Products)	(b)	4.125%	04/01/2029	25,000	23,650
Energizer Holdings, Inc. (Household Products)	(b)	6.500%	12/31/2027	25,000	25,399
Energizer Holdings, Inc. (Household Products)	(b)	4.375%	03/31/2029	75,000	71,025
Flowers Foods, Inc. (Food Products)		3.500%	10/01/2026	675,000	663,239
Flowers Foods, Inc. (Food Products)		2.400%	03/15/2031	185,000	161,662
Grupo Bimbo S.A.B. de C.V. (Food Products)	(b)	4.875%	06/27/2044	925,000	874,661
Kenvue, Inc. (Personal Care Products)		5.050%	03/22/2028	360,000	372,519
Kenvue, Inc. (Personal Care Products)		4.900%	03/22/2033	300,000	310,542
Keurig Dr Pepper, Inc. (Beverages)		4.417%	05/25/2025	36,000	35,934
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	425,000	376,142
Kroger Co. / The (Consumer Staples Distribution & Retail)		3.950%	01/15/2050	475,000	383,064
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(b)	4.250%	08/01/2029	50,000	47,547
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(b)	6.125%	09/15/2032	50,000	51,093
Philip Morris International, Inc. (Tobacco)		3.875%	08/21/2042	915,000	774,583
Post Holdings, Inc. (Food Products)	(b)	6.250%	02/15/2032	50,000	51,485
Post Holdings, Inc. (Food Products)	(b)	6.375%	03/01/2033	50,000	50,816
Post Holdings, Inc. (Food Products)	(b)	6.250%	10/15/2034	25,000	25,158
Sysco Corp. (Consumer Staples Distribution & Retail)		4.450%	03/15/2048	825,000	727,974
Tyson Foods, Inc. (Food Products)		5.700%	03/15/2034	500,000	526,837
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	4.750%	02/15/2029	50,000	48,747
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	4.625%	06/01/2030	75,000	72,458
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	5.750%	04/15/2033	25,000	25,027
					10,942,834
Energy–2.4%
Aethon United BR LP / Aethon United Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.500%	10/01/2029	25,000	25,331
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.750%	03/01/2027	25,000	25,022
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2028	50,000	50,077
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.375%	06/15/2029	75,000	74,212
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.625%	02/01/2032	50,000	51,749
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.875%	04/01/2027	75,000	75,235
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.250%	04/01/2028	50,000	50,248
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.875%	06/30/2029	100,000	98,790

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.000%	07/15/2029	$25,000	$25,990
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.250%	07/15/2032	50,000	52,470
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.588%	04/14/2027	825,000	815,704
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		4.250%	04/15/2027	525,000	522,622
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.500%	10/01/2029	50,000	49,316
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		4.625%	10/15/2028	25,000	24,837
Chevron Corp. (Oil, Gas & Consumable Fuels)		3.078%	05/11/2050	475,000	347,810
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	8.375%	07/01/2028	50,000	51,973
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	8.625%	11/01/2030	25,000	26,487
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.750%	04/15/2030	100,000	93,506
Columbia Pipelines Holding Co. LLC (Oil, Gas & Consumable Fuels)	(b)	5.681%	01/15/2034	425,000	438,366
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.750%	03/01/2029	100,000	97,630
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2053	490,000	524,929
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	04/18/2054	290,000	292,225
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(b)	4.375%	06/15/2031	50,000	47,330
Eastern Gas Transmission & Storage, Inc. (Oil, Gas & Consumable Fuels)		3.900%	11/15/2049	150,000	116,405
Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels)		5.500%	09/15/2040	750,000	753,930
Energy Transfer LP (Oil, Gas & Consumable Fuels)		3.750%	05/15/2030	500,000	477,637
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.750%	02/15/2033	400,000	418,344
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.550%	05/15/2034	210,000	217,437
Eni SpA (Oil, Gas & Consumable Fuels)	(b)	5.500%	05/15/2034	355,000	367,757
Eni SpA (Oil, Gas & Consumable Fuels)	(b)	5.950%	05/15/2054	225,000	231,725
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.500%	01/15/2029	50,000	48,914
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.750%	01/15/2031	50,000	48,415
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.500%	07/15/2048	75,000	77,539
Hess Corp. (Oil, Gas & Consumable Fuels)		5.600%	02/15/2041	700,000	728,321
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	5.125%	06/15/2028	50,000	49,467
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	6.500%	06/01/2029	50,000	51,752
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	4.250%	02/15/2030	25,000	23,871
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		3.250%	08/01/2050	420,000	285,879
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.950%	08/01/2054	360,000	373,598
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(b)	7.250%	02/15/2029	25,000	25,873
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	625,000	556,797
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(b)	6.500%	04/15/2032	50,000	49,929
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(b)	6.250%	04/15/2033	25,000	24,581
MPLX LP (Oil, Gas & Consumable Fuels)		4.950%	03/14/2052	675,000	605,671
Nabors Industries Ltd. (Energy Equip. & Svs.)	(b)	7.500%	01/15/2028	25,000	23,424
Nabors Industries, Inc. (Energy Equip. & Svs.)	(b)	9.125%	01/31/2030	50,000	51,565
Nabors Industries, Inc. (Energy Equip. & Svs.)	(b)	8.875%	08/15/2031	50,000	47,564
Northriver Midstream Finance LP (Oil, Gas & Consumable Fuels)	(b)	6.750%	07/15/2032	50,000	51,606
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		2.200%	09/15/2025	175,000	171,114
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		4.500%	03/15/2050	700,000	582,645
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.625%	09/01/2053	275,000	305,151
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		7.100%	07/15/2053	550,000	619,859
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(b)	7.000%	01/15/2032	50,000	52,017
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(b)	6.250%	02/01/2033	25,000	25,403
Phillips 66 (Oil, Gas & Consumable Fuels)		4.875%	11/15/2044	375,000	349,406
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.150%	06/01/2042	475,000	448,950
Precision Drilling Corp. (Energy Equip. & Svs.)	(b)	6.875%	01/15/2029	50,000	49,896
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	50,000	51,754
Rockcliff Energy II LLC (Oil, Gas & Consumable Fuels)	(b)	5.500%	10/15/2029	50,000	47,506
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.875%	11/01/2028	50,000	52,305
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	50,000	49,945
SM Energy Co. (Oil, Gas & Consumable Fuels)	(b)	6.750%	08/01/2029	25,000	25,103
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	25,000	24,924
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		4.200%	02/01/2033	555,000	525,525
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(b)	7.125%	03/15/2029	100,000	102,995
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	675,000	665,054
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.150%	03/15/2034	225,000	227,453
					13,946,865
Financials–8.1%
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(b)	6.000%	08/01/2029	25,000	24,112
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(b)	7.500%	11/06/2030	25,000	25,727
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.000%	10/29/2028	315,000	297,561
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		5.300%	01/19/2034	300,000	307,104
AIA Group Ltd. (Insurance)	(b)	4.950%	04/04/2033	260,000	265,658
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(b)	5.875%	11/01/2029	25,000	24,007
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(b)	7.000%	01/15/2031	75,000	77,069

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(b)	7.375%	10/01/2032	$50,000	$50,693
Ally Financial, Inc. (Rate is fixed until 01/03/2029, at which point, the rate becomes SOFR + 282) (Consumer Finance)	(e)	6.848%	01/03/2030	405,000	427,628
American Express Co. (Consumer Finance)		3.300%	05/03/2027	875,000	858,630
American Honda Finance Corp. (Consumer Finance)		5.800%	10/03/2025	400,000	405,832
AmWINS Group, Inc. (Insurance)	(b)	6.375%	02/15/2029	50,000	51,220
AmWINS Group, Inc. (Insurance)	(b)	4.875%	06/30/2029	75,000	71,917
Aon North America, Inc. (Insurance)		5.750%	03/01/2054	500,000	529,669
Ardonagh Group Finance Ltd. (Insurance)	(b)	8.875%	02/15/2032	200,000	206,702
AssuredPartners, Inc. (Insurance)	(b)	5.625%	01/15/2029	50,000	48,136
AssuredPartners, Inc. (Insurance)	(b)	7.500%	02/15/2032	25,000	25,694
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (Insurance)	(b)	7.125%	05/15/2031	75,000	78,915
Bank of America Corp. (Rate is fixed until 02/13/2025, at which point, the rate becomes TSFR3M + 90) (Banks)	(e)	2.015%	02/13/2026	1,625,000	1,606,535
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(e)	2.592%	04/29/2031	1,900,000	1,723,000
Bank of America Corp. (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 132) (Banks)	(e)	2.687%	04/22/2032	650,000	579,715
Bank of America Corp. (Rate is fixed until 04/25/2033, at which point, the rate becomes SOFR + 191) (Banks)	(e)	5.288%	04/25/2034	300,000	311,903
Bank of New York Mellon Corp. / The (Rate is fixed until 06/13/2027, at which point, the rate becomes SOFR + 115) (Capital Markets)	(e)	3.992%	06/13/2028	300,000	298,527
BlackRock, Inc. (Capital Markets)		1.900%	01/28/2031	425,000	371,307
Boost Newco Borrower LLC (Financial Services)	(b)	7.500%	01/15/2031	200,000	214,609
BroadStreet Partners, Inc. (Insurance)	(b)	5.875%	04/15/2029	225,000	214,674
Chubb INA Holdings LLC (Insurance)		3.350%	05/03/2026	425,000	419,998
Citigroup, Inc. (Rate is fixed until 01/29/2030, at which point, the rate becomes SOFR + 115) (Banks)	(e)	2.666%	01/29/2031	1,800,000	1,639,929
Citigroup, Inc. (Rate is fixed until 02/13/2034, at which point, the rate becomes SOFR + 206) (Banks)	(e)	5.827%	02/13/2035	400,000	417,739
Citizens Bank N.A. (Banks)		3.750%	02/18/2026	725,000	715,176
CNA Financial Corp. (Insurance)		5.500%	06/15/2033	600,000	631,084
Comerica, Inc. (Banks)		3.800%	07/22/2026	475,000	466,827
Comerica, Inc. (Rate is fixed until 01/30/2029, at which point, the rate becomes SOFR + 216) (Banks)	(e)	5.982%	01/30/2030	320,000	329,883
Corebridge Financial, Inc. (Financial Services)		5.750%	01/15/2034	320,000	337,283
Corebridge Global Funding (Financial Services)	(b)	5.900%	09/19/2028	400,000	420,762
Fidelity National Information Services, Inc. (Financial Services)		3.100%	03/01/2041	605,000	465,985
Fifth Third Bancorp (Rate is fixed until 01/29/2031, at which point, the rate becomes SOFR + 184) (Banks)	(e)	5.631%	01/29/2032	570,000	595,375
Fiserv, Inc. (Financial Services)		3.500%	07/01/2029	425,000	410,610
Fiserv, Inc. (Financial Services)		5.600%	03/02/2033	170,000	180,034
FNB Corp. (Banks)		5.150%	08/25/2025	320,000	319,874
Ford Motor Credit Co. LLC (Consumer Finance)		6.950%	03/06/2026	500,000	511,726
Ford Motor Credit Co. LLC (Consumer Finance)		6.798%	11/07/2028	200,000	211,161
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	200,000	198,116
Ford Motor Credit Co. LLC (Consumer Finance)		7.122%	11/07/2033	200,000	216,220
General Motors Financial Co., Inc. (Consumer Finance)		2.900%	02/26/2025	425,000	421,468
General Motors Financial Co., Inc. (Consumer Finance)		5.000%	04/09/2027	360,000	363,979
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	425,000	439,425
Goldman Sachs Group, Inc. / The (Capital Markets)		3.800%	03/15/2030	1,550,000	1,507,889
Goldman Sachs Group, Inc. / The (Rate is fixed until 01/27/2031, at which point, the rate becomes SOFR + 109) (Capital Markets)	(e)	1.992%	01/27/2032	250,000	213,854
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/25/2034, at which point, the rate becomes SOFR + 155) (Capital Markets)	(e)	5.851%	04/25/2035	550,000	590,973
GTCR AP Finance, Inc. (Insurance)	(b)	8.000%	05/15/2027	50,000	49,991
HSBC Holdings PLC (Banks)		3.900%	05/25/2026	975,000	967,234
HUB International Ltd. (Insurance)	(b)	5.625%	12/01/2029	275,000	269,718
HUB International Ltd. (Insurance)	(b)	7.250%	06/15/2030	25,000	26,047
Huntington Bancshares, Inc. (Rate is fixed until 08/04/2027, at which point, the rate becomes SOFR + 197) (Banks)	(e)	4.443%	08/04/2028	650,000	650,843
Huntington Bancshares, Inc. (Rate is fixed until 02/02/2034, at which point, the rate becomes SOFRINDX + 187) (Banks)	(e)	5.709%	02/02/2035	275,000	286,290
Hyundai Capital America (Consumer Finance)	(b)	5.300%	01/08/2029	675,000	693,442
Jefferies Financial Group, Inc. (Capital Markets)		2.750%	10/15/2032	380,000	324,170
Jefferies Financial Group, Inc. (Capital Markets)		6.200%	04/14/2034	575,000	615,533
John Deere Capital Corp. (Consumer Finance)		5.050%	03/03/2026	450,000	456,541
John Deere Capital Corp. (Consumer Finance)		3.450%	03/07/2029	270,000	263,915

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
John Deere Capital Corp. (Consumer Finance)		2.800%	07/18/2029	$630,000	$596,645
Jones Deslauriers Insurance Management, Inc. (Insurance)	(b)	8.500%	03/15/2030	50,000	53,495
Jones Deslauriers Insurance Management, Inc. (Insurance)	(b)	10.500%	12/15/2030	100,000	108,748
JPMorgan Chase & Co. (Banks)		3.125%	01/23/2025	525,000	522,040
JPMorgan Chase & Co. (Rate is fixed until 04/22/2030, at which point, the rate becomes SOFR + 204) (Banks)	(e)	2.522%	04/22/2031	1,025,000	931,017
JPMorgan Chase & Co. (Rate is fixed until 11/19/2030, at which point, the rate becomes TSFR3M + 111) (Banks)	(e)	1.764%	11/19/2031	100,000	85,958
JPMorgan Chase & Co. (Rate is fixed until 04/22/2031, at which point, the rate becomes TSFR3M + 125) (Banks)	(e)	2.580%	04/22/2032	100,000	89,184
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, at which point, the rate becomes SOFR + 126) (Banks)	(e)	2.963%	01/25/2033	750,000	674,928
JPMorgan Chase & Co. (Rate is fixed until 09/14/2032, at which point, the rate becomes SOFR + 258) (Banks)	(e)	5.717%	09/14/2033	300,000	318,079
JPMorgan Chase & Co. (Rate is fixed until 06/01/2033, at which point, the rate becomes SOFR + 185) (Banks)	(e)	5.350%	06/01/2034	400,000	418,566
JPMorgan Chase & Co. (Rate is fixed until 10/23/2033, at which point, the rate becomes SOFR + 181) (Banks)	(e)	6.254%	10/23/2034	100,000	111,219
JPMorgan Chase & Co. (Rate is fixed until 01/23/2034, at which point, the rate becomes SOFR + 162) (Banks)	(e)	5.336%	01/23/2035	285,000	297,896
KeyCorp (Rate is fixed until 03/06/2034, at which point, the rate becomes SOFRINDX + 242) (Banks)	(e)	6.401%	03/06/2035	450,000	489,266
M&T Bank Corp. (Rate is fixed until 10/30/2028, at which point, the rate becomes SOFR + 280) (Banks)	(e)	7.413%	10/30/2029	225,000	246,458
M&T Bank Corp. (Rate is fixed until 03/13/2031, at which point, the rate becomes SOFR + 226) (Banks)	(e)	6.082%	03/13/2032	295,000	312,210
M&T Bank Corp. (Rate is fixed until 01/27/2033, at which point, the rate becomes SOFR + 185) (Banks)	(e)	5.053%	01/27/2034	400,000	396,759
Mercedes-Benz Finance North America LLC (Consumer Finance)	(b)	4.800%	03/30/2026	750,000	756,257
MetLife, Inc. (Insurance)		5.375%	07/15/2033	400,000	425,603
Metropolitan Life Global Funding I (Insurance)	(b)	5.150%	03/28/2033	230,000	238,724
Morgan Stanley (Capital Markets)		6.250%	08/09/2026	775,000	803,173
Morgan Stanley (Rate is fixed until 01/24/2028, at which point, the rate becomes TSFR3M + 140) (Capital Markets)	(e)	3.772%	01/24/2029	900,000	885,178
Morgan Stanley (Rate is fixed until 02/13/2031, at which point, the rate becomes SOFR + 103) (Capital Markets)	(e)	1.794%	02/13/2032	295,000	249,710
Morgan Stanley (Rate is fixed until 04/28/2031, at which point, the rate becomes SOFR + 102) (Capital Markets)	(e)	1.928%	04/28/2032	250,000	212,112
Morgan Stanley (Rate is fixed until 04/21/2033, at which point, the rate becomes SOFR + 187) (Capital Markets)	(e)	5.250%	04/21/2034	195,000	201,394
Morgan Stanley (Rate is fixed until 07/21/2033, at which point, the rate becomes SOFR + 188) (Capital Markets)	(e)	5.424%	07/21/2034	100,000	104,286
Morgan Stanley (Rate is fixed until 01/18/2034, at which point, the rate becomes SOFR + 173) (Capital Markets)	(e)	5.466%	01/18/2035	140,000	146,383
Morgan Stanley (Rate is fixed until 04/19/2034, at which point, the rate becomes SOFR + 158) (Capital Markets)	(e)	5.831%	04/19/2035	200,000	214,829
Navient Corp. (Consumer Finance)		4.875%	03/15/2028	50,000	48,335
Navient Corp. (Consumer Finance)		5.500%	03/15/2029	25,000	24,252
NCR Atleos Corp. (Financial Services)	(b)	9.500%	04/01/2029	50,000	55,043
Northern Trust Corp. (Capital Markets)		6.125%	11/02/2032	380,000	419,614
Pacific Life Global Funding II (Insurance)	(b)	4.900%	01/11/2029	700,000	717,275
Panther Escrow Issuer LLC (Insurance)	(b)	7.125%	06/01/2031	100,000	104,891
PNC Bank N.A. (Banks)		3.875%	04/10/2025	475,000	472,511
PNC Financial Services Group, Inc. / The (Rate is fixed until 06/06/2032, at which point, the rate becomes SOFRINDX + 185) (Banks)	(e)	4.626%	06/06/2033	630,000	621,037
Prudential Financial, Inc. (Insurance)		3.700%	03/13/2051	650,000	514,402
Raymond James Financial, Inc. (Capital Markets)		4.650%	04/01/2030	100,000	102,322
Regions Financial Corp. (Rate is fixed until 06/06/2029, at which point, the rate becomes SOFR + 149) (Banks)	(e)	5.722%	06/06/2030	330,000	341,857
Regions Financial Corp. (Rate is fixed until 09/06/2034, at which point, the rate becomes SOFR + 206) (Banks)	(e)	5.502%	09/06/2035	350,000	356,171
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	3.625%	03/01/2029	75,000	70,521
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	4.000%	10/15/2033	50,000	44,664
Ryan Specialty LLC (Insurance)	(b)	4.375%	02/01/2030	50,000	48,185
Ryan Specialty LLC (Insurance)	(b)	5.875%	08/01/2032	25,000	25,417
S&P Global, Inc. (Capital Markets)		2.900%	03/01/2032	390,000	354,697
Stifel Financial Corp. (Capital Markets)		4.000%	05/15/2030	200,000	192,089
Synovus Bank (Banks)		5.625%	02/15/2028	600,000	603,243
Toyota Motor Credit Corp. (Consumer Finance)		3.950%	06/30/2025	600,000	598,395

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Travelers Cos., Inc. / The (Insurance)		5.450%	05/25/2053	$180,000	$192,280
Truist Financial Corp. (Rate is fixed until 10/28/2025, at which point, the rate becomes SOFR + 163) (Banks)	(e)	5.900%	10/28/2026	550,000	557,071
Truist Financial Corp. (Rate is fixed until 01/26/2033, at which point, the rate becomes SOFR + 185) (Banks)	(e)	5.122%	01/26/2034	100,000	101,099
Truist Financial Corp. (Rate is fixed until 06/08/2033, at which point, the rate becomes SOFR + 236) (Banks)	(e)	5.867%	06/08/2034	150,000	159,463
Truist Financial Corp. (Rate is fixed until 01/24/2034, at which point, the rate becomes SOFR + 192) (Banks)	(e)	5.711%	01/24/2035	140,000	147,488
U.S. Bancorp (Rate is fixed until 07/22/2032, at which point, the rate becomes SOFR + 211) (Banks)	(e)	4.967%	07/22/2033	500,000	499,017
U.S. Bancorp (Rate is fixed until 06/10/2033, at which point, the rate becomes SOFR + 226) (Banks)	(e)	5.836%	06/12/2034	400,000	427,090
United Wholesale Mortgage LLC (Financial Services)	(b)	5.500%	11/15/2025	75,000	74,860
USI, Inc. (Insurance)	(b)	7.500%	01/15/2032	100,000	103,595
Wells Fargo & Co. (Rate is fixed until 07/25/2028, at which point, the rate becomes SOFR + 174) (Banks)	(e)	5.574%	07/25/2029	250,000	260,101
Wells Fargo & Co. (Rate is fixed until 02/11/2030, at which point, the rate becomes TSFR3M + 126) (Banks)	(e)	2.572%	02/11/2031	1,000,000	908,071
Wells Fargo & Co. (Rate is fixed until 07/25/2032, at which point, the rate becomes SOFR + 210) (Banks)	(e)	4.897%	07/25/2033	550,000	556,305
Wells Fargo & Co. (Rate is fixed until 04/24/2033, at which point, the rate becomes SOFR + 202) (Banks)	(e)	5.389%	04/24/2034	150,000	155,579
Wells Fargo & Co. (Rate is fixed until 10/23/2033, at which point, the rate becomes SOFR + 206) (Banks)	(e)	6.491%	10/23/2034	200,000	223,494
Wells Fargo & Co. (Rate is fixed until 01/23/2034, at which point, the rate becomes SOFR + 178) (Banks)	(e)	5.499%	01/23/2035	500,000	524,145
					46,220,334
Health Care–2.7%
Abbott Laboratories (Health Care Equip. & Supplies)		3.750%	11/30/2026	510,000	509,666
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	750,000	671,791
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(b)	5.750%	07/15/2029	50,000	48,897
Alcon Finance Corp. (Health Care Equip. & Supplies)	(b)	2.600%	05/27/2030	600,000	547,484
Amgen, Inc. (Biotechnology)		5.250%	03/02/2033	340,000	353,966
Amgen, Inc. (Biotechnology)		3.375%	02/21/2050	500,000	380,963
Amgen, Inc. (Biotechnology)		5.650%	03/02/2053	440,000	462,849
AstraZeneca PLC (Pharmaceuticals)		3.125%	06/12/2027	810,000	793,734
AstraZeneca PLC (Pharmaceuticals)		1.375%	08/06/2030	225,000	193,474
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(b)	4.625%	07/15/2028	75,000	73,304
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(b)	3.875%	11/01/2029	25,000	23,654
Bausch Health Cos., Inc. (Pharmaceuticals)	(b)	6.125%	02/01/2027	25,000	22,579
Bayer U.S. Finance LLC (Pharmaceuticals)	(b)	3.375%	10/08/2024	775,000	774,698
Becton Dickinson & Co. (Health Care Equip. & Supplies)		4.685%	12/15/2044	364,000	340,193
Becton Dickinson & Co. (Health Care Equip. & Supplies)		3.794%	05/20/2050	168,000	136,009
Biogen, Inc. (Biotechnology)		3.150%	05/01/2050	900,000	622,189
Bristol-Myers Squibb Co. (Pharmaceuticals)		0.750%	11/13/2025	245,000	236,014
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.900%	02/20/2028	525,000	522,984
Bristol-Myers Squibb Co. (Pharmaceuticals)		4.250%	10/26/2049	275,000	241,472
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.700%	03/15/2052	270,000	214,511
Bristol-Myers Squibb Co. (Pharmaceuticals)		5.550%	02/22/2054	185,000	195,986
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	5.625%	03/15/2027	25,000	24,602
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	6.125%	04/01/2030	25,000	21,376
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	5.250%	05/15/2030	75,000	69,023
Concentra Escrow Issuer Corp. (Health Care Providers & Svs.)	(b)	6.875%	07/15/2032	50,000	52,576
CVS Health Corp. (Health Care Providers & Svs.)		4.250%	04/01/2050	550,000	443,934
CVS Health Corp. (Health Care Providers & Svs.)		6.050%	06/01/2054	300,000	312,987
Danaher Corp. (Life Sciences Tools & Svs.)		2.600%	10/01/2050	820,000	544,405
Elevance Health, Inc. (Health Care Providers & Svs.)		4.750%	02/15/2033	580,000	586,664
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		6.377%	11/22/2052	505,000	590,497
Gilead Sciences, Inc. (Biotechnology)		5.250%	10/15/2033	190,000	200,395
HCA, Inc. (Health Care Providers & Svs.)		5.200%	06/01/2028	115,000	118,004
HCA, Inc. (Health Care Providers & Svs.)		3.500%	07/15/2051	600,000	432,331
HCA, Inc. (Health Care Providers & Svs.)		6.000%	04/01/2054	285,000	301,131
HealthEquity, Inc. (Health Care Providers & Svs.)	(b)	4.500%	10/01/2029	75,000	72,483
LifePoint Health, Inc. (Health Care Providers & Svs.)	(b)	5.375%	01/15/2029	25,000	23,622
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	3.875%	04/01/2029	25,000	23,669
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	5.250%	10/01/2029	175,000	171,707
Pfizer Investment Enterprises Pte. Ltd. (Pharmaceuticals)		4.450%	05/19/2028	400,000	405,933

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Pfizer Investment Enterprises Pte. Ltd. (Pharmaceuticals)		4.750%	05/19/2033	$350,000	$356,754
Pfizer Investment Enterprises Pte. Ltd. (Pharmaceuticals)		5.300%	05/19/2053	275,000	284,472
Prestige Brands, Inc. (Pharmaceuticals)	(b)	5.125%	01/15/2028	25,000	24,783
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2.800%	09/15/2050	777,000	511,358
Stryker Corp. (Health Care Equip. & Supplies)		3.500%	03/15/2026	450,000	445,314
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		2.050%	03/31/2030	350,000	311,398
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		3.025%	07/09/2040	650,000	505,377
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	06/15/2028	50,000	49,073
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	75,000	75,599
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	25,000	24,104
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	05/15/2031	25,000	26,059
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1.215%	10/18/2024	350,000	349,289
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	500,000	496,337
Zoetis, Inc. (Pharmaceuticals)		3.000%	05/15/2050	800,000	564,998
					15,786,671
Industrials–3.5%
Air Lease Corp. (Trading Companies & Distributors)		5.850%	12/15/2027	270,000	281,527
Air Lease Corp. (Trading Companies & Distributors)		5.200%	07/15/2031	300,000	306,671
Airbus SE (Aerospace & Defense)	(b)	3.150%	04/10/2027	800,000	783,108
Allied Universal Holdco LLC (Commercial Svs. & Supplies)	(b)	7.875%	02/15/2031	75,000	76,612
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(b)	6.000%	06/01/2029	200,000	178,731
Amentum Holdings, Inc. (Professional Svs.)	(b)	7.250%	08/01/2032	25,000	26,091
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(b)	5.750%	04/20/2029	25,000	24,959
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(b)	4.000%	01/15/2028	25,000	24,056
Artera Services LLC (Construction & Engineering)	(b)	8.500%	02/15/2031	25,000	24,756
Ashtead Capital, Inc. (Trading Companies & Distributors)	(b)	5.550%	05/30/2033	405,000	414,462
BAE Systems PLC (Aerospace & Defense)	(b)	3.000%	09/15/2050	700,000	488,831
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(b)	7.625%	05/01/2027	125,000	125,403
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(b)	6.500%	08/01/2030	50,000	51,750
Boeing Co. / The (Aerospace & Defense)		2.196%	02/04/2026	1,025,000	987,064
Boeing Co. / The (Aerospace & Defense)		5.805%	05/01/2050	350,000	338,142
Boeing Co. / The (Aerospace & Defense)	(b)	6.858%	05/01/2054	230,000	252,450
Brink's Co. / The (Commercial Svs. & Supplies)	(b)	6.500%	06/15/2029	25,000	25,899
Brink's Co. / The (Commercial Svs. & Supplies)	(b)	6.750%	06/15/2032	25,000	26,077
Burlington Northern Santa Fe LLC (Ground Transportation)		3.000%	04/01/2025	475,000	470,849
Burlington Northern Santa Fe LLC (Ground Transportation)		5.200%	04/15/2054	350,000	361,796
Camelot Return Merger Sub, Inc. (Building Products)	(b)	8.750%	08/01/2028	25,000	25,298
Canadian Pacific Railway Co. (Ground Transportation)		1.750%	12/02/2026	90,000	85,630
Canadian Pacific Railway Co. (Ground Transportation)		3.000%	12/02/2041	75,000	58,257
Canadian Pacific Railway Co. (Ground Transportation)		3.500%	05/01/2050	675,000	525,106
Carrier Global Corp. (Building Products)		5.900%	03/15/2034	130,000	141,883
Carrier Global Corp. (Building Products)		6.200%	03/15/2054	260,000	300,213
Clarivate Science Holdings Corp. (Professional Svs.)	(b)	4.875%	07/01/2029	100,000	96,184
CNH Industrial N.V. (Machinery)		3.850%	11/15/2027	625,000	618,586
Concentrix Corp. (Professional Svs.)		6.650%	08/02/2026	245,000	251,713
CP Atlas Buyer, Inc. (Building Products)	(b)	7.000%	12/01/2028	50,000	46,293
Dun & Bradstreet Corp. / The (Professional Svs.)	(b)	5.000%	12/15/2029	50,000	49,788
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(b)	6.625%	12/15/2030	100,000	103,109
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(b)	6.750%	07/15/2031	25,000	26,071
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	750,000	733,128
ERAC U.S.A. Finance LLC (Ground Transportation)	(b)	4.600%	05/01/2028	150,000	151,923
ERAC U.S.A. Finance LLC (Ground Transportation)	(b)	5.200%	10/30/2034	600,000	625,548
Experian Finance PLC (Professional Svs.)	(b)	4.250%	02/01/2029	350,000	349,866
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(b)	6.000%	03/01/2029	100,000	88,061
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	4.625%	02/15/2027	50,000	49,092
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	9.500%	11/01/2027	75,000	75,099
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	6.000%	06/01/2029	25,000	23,992
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	8.250%	08/01/2032	50,000	51,175
Gates Corp. (Machinery)	(b)	6.875%	07/01/2029	50,000	51,793
General Dynamics Corp. (Aerospace & Defense)		1.150%	06/01/2026	745,000	712,381
GYP Holdings III Corp. (Building Products)	(b)	4.625%	05/01/2029	50,000	47,664
HEICO Corp. (Aerospace & Defense)		5.350%	08/01/2033	430,000	446,967
Hillenbrand, Inc. (Machinery)		6.250%	02/15/2029	50,000	50,881
Honeywell International, Inc. (Industrial Conglomerates)		1.350%	06/01/2025	440,000	431,709
Honeywell International, Inc. (Industrial Conglomerates)		2.800%	06/01/2050	370,000	262,348
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.483%	12/01/2027	910,000	885,777
Ingersoll Rand, Inc. (Machinery)		5.450%	06/15/2034	110,000	115,751
Ingersoll Rand, Inc. (Machinery)		5.700%	06/15/2054	280,000	298,719

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Interface, Inc. (Commercial Svs. & Supplies)	(b)	5.500%	12/01/2028	$50,000	$48,800
Madison IAQ LLC (Commercial Svs. & Supplies)	(b)	4.125%	06/30/2028	25,000	24,124
Madison IAQ LLC (Commercial Svs. & Supplies)	(b)	5.875%	06/30/2029	100,000	97,356
Masco Corp. (Building Products)		3.500%	11/15/2027	400,000	390,539
Masterbrand, Inc. (Building Products)	(b)	7.000%	07/15/2032	50,000	52,392
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (Building Products)	(b)	6.750%	04/01/2032	50,000	51,831
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(b)	5.500%	02/01/2030	25,000	24,283
Northrop Grumman Corp. (Aerospace & Defense)		3.250%	01/15/2028	825,000	801,693
Penske Truck Leasing Co. LP / PTL Finance Corp. (Ground Transportation)	(b)	5.350%	01/12/2027	125,000	127,386
RTX Corp. (Aerospace & Defense)		5.150%	02/27/2033	780,000	810,904
Ryder System, Inc. (Ground Transportation)		5.250%	06/01/2028	650,000	670,836
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(b)	7.625%	04/01/2026	75,000	75,567
SPX FLOW, Inc. (Machinery)	(b)	8.750%	04/01/2030	50,000	52,452
SS&C Technologies, Inc. (Professional Svs.)	(b)	5.500%	09/30/2027	100,000	99,957
SS&C Technologies, Inc. (Professional Svs.)	(b)	6.500%	06/01/2032	25,000	25,845
Standard Building Solutions, Inc. (Building Products)	(b)	6.500%	08/15/2032	50,000	51,773
Textron, Inc. (Aerospace & Defense)		3.650%	03/15/2027	650,000	639,871
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	150,000	149,485
TransDigm, Inc. (Aerospace & Defense)	(b)	6.750%	08/15/2028	25,000	25,732
TransDigm, Inc. (Aerospace & Defense)	(b)	6.375%	03/01/2029	25,000	25,793
TransDigm, Inc. (Aerospace & Defense)	(b)	6.875%	12/15/2030	25,000	26,179
TransDigm, Inc. (Aerospace & Defense)	(b)	6.625%	03/01/2032	50,000	52,067
Uber Technologies, Inc. (Ground Transportation)		4.300%	01/15/2030	245,000	244,130
Union Pacific Corp. (Ground Transportation)		2.375%	05/20/2031	585,000	524,829
United Parcel Service, Inc. (Air Freight & Logistics)		4.875%	03/03/2033	450,000	465,638
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	25,000	24,815
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	25,000	25,019
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	25,000	23,255
Valmont Industries, Inc. (Construction & Engineering)		5.000%	10/01/2044	40,000	38,088
Verisk Analytics, Inc. (Professional Svs.)		4.125%	03/15/2029	600,000	596,586
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(b)	7.125%	08/01/2032	25,000	26,057
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	7.250%	06/15/2028	50,000	51,200
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	6.375%	03/15/2029	25,000	25,828
White Cap Buyer LLC (Building Products)	(b)	6.875%	10/15/2028	50,000	50,466
White Cap Parent LLC (Building Products)	(b)(d)	8.250%, 9.000% PIK	03/15/2026	50,000	50,032
Xylem, Inc. (Machinery)		2.250%	01/30/2031	505,000	443,593
					19,963,640
Information Technology–1.8%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4.000%	05/10/2028	625,000	631,835
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.375%	02/08/2041	475,000	356,494
AthenaHealth Group, Inc. (Software)	(b)	6.500%	02/15/2030	150,000	144,088
Broadcom, Inc. (Semiconductors & Equip.)		5.050%	07/12/2029	340,000	350,228
Broadcom, Inc. (Semiconductors & Equip.)		4.150%	11/15/2030	285,000	281,441
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.469%	04/15/2034	435,000	391,716
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.187%	11/15/2036	15,000	12,713
Capstone Borrower, Inc. (Software)	(b)	8.000%	06/15/2030	50,000	52,978
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		2.670%	12/01/2026	480,000	461,826
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.550%	08/22/2034	235,000	240,438
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc. (Software)	(b)	8.000%	06/15/2029	50,000	52,004
Central Parent, Inc. / CDK Global, Inc. (Software)	(b)	7.250%	06/15/2029	25,000	25,565
Cloud Software Group, Inc. (Software)	(b)	6.500%	03/31/2029	50,000	49,748
Cloud Software Group, Inc. (Software)	(b)	9.000%	09/30/2029	75,000	76,321
Cloud Software Group, Inc. (Software)	(b)	8.250%	06/30/2032	25,000	26,132
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(b)	5.000%	12/15/2029	75,000	73,333
Consensus Cloud Solutions, Inc. (Software)	(b)	6.000%	10/15/2026	25,000	24,932
Consensus Cloud Solutions, Inc. (Software)	(b)	6.500%	10/15/2028	25,000	24,994
Elastic N.V. (Software)	(b)	4.125%	07/15/2029	75,000	70,070
Entegris, Inc. (Semiconductors & Equip.)	(b)	4.750%	04/15/2029	25,000	24,636
Entegris, Inc. (Semiconductors & Equip.)	(b)	5.950%	06/15/2030	50,000	50,928
Fortinet, Inc. (Software)		1.000%	03/15/2026	720,000	686,464
Fortress Intermediate 3, Inc. (IT Svs.)	(b)	7.500%	06/01/2031	50,000	52,751
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(b)	5.250%	12/01/2027	25,000	24,908
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5.000%	10/15/2034	400,000	396,009
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5.600%	10/15/2054	180,000	176,710
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(b)	6.625%	05/15/2032	50,000	52,189
Leidos, Inc. (IT Svs.)		3.625%	05/15/2025	220,000	218,101
Leidos, Inc. (IT Svs.)		4.375%	05/15/2030	575,000	565,793
McAfee Corp. (Software)	(b)	7.375%	02/15/2030	175,000	170,688

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Microchip Technology, Inc. (Semiconductors & Equip.)		5.050%	03/15/2029	$395,000	$405,641
NCR Voyix Corp. (Software)	(b)	5.000%	10/01/2028	25,000	24,538
NCR Voyix Corp. (Software)	(b)	5.250%	10/01/2030	50,000	48,512
Open Text Corp. (Software)	(b)	6.900%	12/01/2027	25,000	26,369
Open Text Corp. (Software)	(b)	3.875%	12/01/2029	50,000	46,480
Oracle Corp. (Software)		6.250%	11/09/2032	300,000	331,952
Oracle Corp. (Software)		3.600%	04/01/2050	900,000	685,172
Rocket Software, Inc. (Software)	(b)	9.000%	11/28/2028	25,000	26,090
Rocket Software, Inc. (Software)	(b)	6.500%	02/15/2029	75,000	71,371
Roper Technologies, Inc. (Software)		1.000%	09/15/2025	525,000	508,255
Roper Technologies, Inc. (Software)		4.900%	10/15/2034	525,000	528,678
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		8.250%	12/15/2029	25,000	27,139
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		9.625%	12/01/2032	64,000	74,313
Skyworks Solutions, Inc. (Semiconductors & Equip.)		1.800%	06/01/2026	50,000	47,767
Synaptics, Inc. (Semiconductors & Equip.)	(b)	4.000%	06/15/2029	50,000	47,363
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		6.100%	03/15/2033	350,000	377,771
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(b)	4.000%	03/01/2029	75,000	71,066
UKG, Inc. (Software)	(b)	6.875%	02/01/2031	25,000	25,832
VeriSign, Inc. (IT Svs.)		2.700%	06/15/2031	660,000	577,008
Viavi Solutions, Inc. (Communications Equip.)	(b)	3.750%	10/01/2029	50,000	45,371
VMware LLC (Software)		1.400%	08/15/2026	240,000	227,372
VMware LLC (Software)		2.200%	08/15/2031	190,000	163,199
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(b)	6.500%	06/01/2032	25,000	26,101
					10,179,393
Materials–1.0%
Albemarle Corp. (Chemicals)		5.450%	12/01/2044	400,000	379,476
Anglo American Capital PLC (Metals & Mining)	(b)	2.875%	03/17/2031	575,000	511,846
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(b)	4.000%	09/01/2029	200,000	178,524
Ball Corp. (Containers & Packaging)		6.875%	03/15/2028	25,000	25,889
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	25,000	25,873
Ball Corp. (Containers & Packaging)		3.125%	09/15/2031	25,000	22,199
Clearwater Paper Corp. (Paper & Forest Products)	(b)	4.750%	08/15/2028	50,000	47,062
Cleveland-Cliffs, Inc. (Metals & Mining)	(b)	4.875%	03/01/2031	50,000	46,466
Cleveland-Cliffs, Inc. (Metals & Mining)	(b)	7.000%	03/15/2032	50,000	50,550
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	6.875%	01/15/2030	50,000	51,062
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	8.750%	04/15/2030	275,000	279,247
Coeur Mining, Inc. (Metals & Mining)	(b)	5.125%	02/15/2029	50,000	48,554
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)		4.250%	09/30/2026	25,000	24,605
Element Solutions, Inc. (Chemicals)	(b)	3.875%	09/01/2028	50,000	47,664
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	550,000	570,412
Glencore Funding LLC (Metals & Mining)	(b)	3.375%	09/23/2051	550,000	388,266
Graphic Packaging International LLC (Containers & Packaging)	(b)	3.500%	03/01/2029	50,000	46,979
Graphic Packaging International LLC (Containers & Packaging)	(b)	3.750%	02/01/2030	25,000	23,410
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(b)	9.000%	07/01/2028	50,000	50,550
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(b)	7.875%	04/15/2027	50,000	51,659
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(b)	9.250%	04/15/2027	50,000	51,269
OI European Group B.V. (Containers & Packaging)	(b)	4.750%	02/15/2030	50,000	47,278
Olympus Water U.S. Holding Corp. (Chemicals)	(b)	9.750%	11/15/2028	200,000	213,452
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	6.625%	05/13/2027	38,000	38,179
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	7.250%	05/15/2031	25,000	25,683
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	7.375%	06/01/2032	25,000	25,532
RPM International, Inc. (Chemicals)		4.550%	03/01/2029	525,000	525,834
Sealed Air Corp. (Containers & Packaging)	(b)	4.000%	12/01/2027	50,000	48,312
Sealed Air Corp. (Containers & Packaging)	(b)	6.500%	07/15/2032	25,000	25,779
Sealed Air Corp. / Sealed Air Corp. U.S. (Containers & Packaging)	(b)	7.250%	02/15/2031	25,000	26,460
Smurfit Kappa Treasury ULC (Containers & Packaging)	(b)	5.777%	04/03/2054	500,000	535,266
Standard Industries, Inc. (Construction Materials)	(b)	5.000%	02/15/2027	100,000	99,155
Steel Dynamics, Inc. (Metals & Mining)		5.375%	08/15/2034	300,000	309,621
Trivium Packaging Finance B.V. (Containers & Packaging)	(b)	8.500%	08/15/2027	225,000	225,544
W.R. Grace Holdings LLC (Chemicals)	(b)	5.625%	08/15/2029	50,000	46,969
WRKCo, Inc. (Containers & Packaging)		4.000%	03/15/2028	650,000	642,039
					5,756,665
Real Estate–1.6%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		1.875%	02/01/2033	780,000	626,787
American Tower Corp. (Specialized REITs)		2.700%	04/15/2031	700,000	624,875
AvalonBay Communities, Inc. (Residential REITs)		3.350%	05/15/2027	725,000	711,276
Boston Properties LP (Office REITs)		3.650%	02/01/2026	650,000	640,334

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Real Estate (continued)
Camden Property Trust (Residential REITs)		4.900%	01/15/2034	$500,000	$503,127
Crown Castle, Inc. (Specialized REITs)		3.250%	01/15/2051	750,000	534,109
Healthcare Realty Holdings LP (Health Care REITs)		2.000%	03/15/2031	525,000	439,520
Host Hotels & Resorts LP (Hotel & Resort REITs)		5.700%	07/01/2034	400,000	413,010
Iron Mountain, Inc. (Specialized REITs)	(b)	7.000%	02/15/2029	50,000	52,116
Kimco Realty OP LLC (Retail REITs)		2.700%	10/01/2030	650,000	590,638
Mid-America Apartments LP (Residential REITs)		4.000%	11/15/2025	725,000	721,187
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(b)	4.250%	01/15/2029	25,000	23,804
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(b)	7.375%	02/15/2031	75,000	80,062
Piedmont Operating Partnership LP (Office REITs)		2.750%	04/01/2032	300,000	243,330
Regency Centers LP (Retail REITs)		2.950%	09/15/2029	875,000	818,422
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(b)	7.250%	07/15/2028	50,000	52,319
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(b)	6.500%	04/01/2032	25,000	25,836
UDR, Inc. (Residential REITs)		3.500%	01/15/2028	800,000	776,800
W.P. Carey, Inc. (Diversified REITs)		3.850%	07/15/2029	350,000	339,987
W.P. Carey, Inc. (Diversified REITs)		5.375%	06/30/2034	500,000	511,133
Welltower OP LLC (Health Care REITs)		4.250%	04/01/2026	475,000	474,300
					9,202,972
Utilities–2.3%
Ameren Corp. (Multi-Utilities)		1.750%	03/15/2028	1,000,000	919,405
American Electric Power Co., Inc. (Electric Utilities)		5.625%	03/01/2033	380,000	400,918
Black Hills Corp. (Multi-Utilities)		2.500%	06/15/2030	370,000	328,534
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	4.500%	02/15/2028	25,000	24,410
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	5.125%	03/15/2028	25,000	24,652
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	5.000%	02/01/2031	50,000	48,412
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	3.750%	03/01/2031	25,000	23,165
Constellation Energy Generation LLC (Electric Utilities)		5.800%	03/01/2033	400,000	429,065
Constellation Energy Generation LLC (Electric Utilities)		6.125%	01/15/2034	90,000	98,911
Constellation Energy Generation LLC (Electric Utilities)		6.500%	10/01/2053	115,000	132,918
Dominion Energy, Inc. (Multi-Utilities)		1.450%	04/15/2026	670,000	641,682
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	650,000	516,391
Duke Energy Corp. (Electric Utilities)		4.200%	06/15/2049	825,000	691,009
Electricite de France SA (Electric Utilities)	(b)	6.250%	05/23/2033	445,000	485,568
Emera U.S. Finance LP (Electric Utilities)		3.550%	06/15/2026	400,000	392,336
Emera U.S. Finance LP (Electric Utilities)		4.750%	06/15/2046	400,000	356,255
Enel Finance International N.V. (Electric Utilities)	(b)	2.500%	07/12/2031	750,000	652,207
Eversource Energy (Electric Utilities)		3.350%	03/15/2026	670,000	657,694
Exelon Corp. (Electric Utilities)		4.050%	04/15/2030	1,175,000	1,157,047
Exelon Corp. (Electric Utilities)		4.100%	03/15/2052	155,000	127,994
FirstEnergy Corp. (Electric Utilities)		2.650%	03/01/2030	250,000	228,111
National Fuel Gas Co. (Gas Utilities)		2.950%	03/01/2031	320,000	282,447
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		3.550%	05/01/2027	600,000	591,741
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.250%	06/01/2030	600,000	536,288
NextEra Energy Operating Partners LP (Electric Utilities)	(b)	7.250%	01/15/2029	25,000	26,360
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	105,000	108,159
NiSource, Inc. (Multi-Utilities)		5.400%	06/30/2033	500,000	520,280
NRG Energy, Inc. (Electric Utilities)		5.750%	01/15/2028	25,000	25,186
NRG Energy, Inc. (Electric Utilities)	(b)	3.875%	02/15/2032	3,000	2,733
PPL Capital Funding, Inc. (Electric Utilities)		3.100%	05/15/2026	200,000	195,794
Puget Energy, Inc. (Electric Utilities)		2.379%	06/15/2028	685,000	634,278
Sempra (Multi-Utilities)		3.700%	04/01/2029	590,000	572,147
Southern Co. / The (Rate is fixed until 01/15/2026, at which point, the rate becomes H15T5Y + 373) (Electric Utilities)	(e)	4.000%	01/15/2051	700,000	690,111
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	50,000	49,915
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(b)	5.000%	06/01/2031	25,000	23,309
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(b)	5.000%	01/31/2028	75,000	74,201
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(b)	4.750%	01/15/2030	50,000	47,852
TransAlta Corp. (Ind. Power & Renewable Elec.)		7.750%	11/15/2029	75,000	79,220
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	5.500%	09/01/2026	75,000	74,974
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	7.750%	10/15/2031	50,000	53,830
WEC Energy Group, Inc. (Multi-Utilities)		2.200%	12/15/2028	190,000	175,306
					13,100,815
Total Corporate Bonds (Cost $172,402,255)					$163,184,030

U.S. Government Agency Mortgage-Backed Securities–25.8%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BM4333	3.500%	12/01/2047	$831,886	$789,226
Fannie Mae Pool FN BN6715	4.000%	06/01/2049	2,473,502	2,410,671
Fannie Mae Pool FN BP2797	2.500%	05/01/2050	1,271,158	1,108,539

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BP6700	2.500%	09/01/2050	$3,382,989	$2,973,229
Fannie Mae Pool FN BP8188	2.000%	09/01/2050	5,336,089	4,475,356
Fannie Mae Pool FN BQ4558	2.000%	03/01/2051	1,799,289	1,497,313
Fannie Mae Pool FN BR1844	2.500%	01/01/2051	990,448	870,574
Fannie Mae Pool FN BR4390	2.000%	03/01/2051	3,142,370	2,615,864
Fannie Mae Pool FN BR9750	2.000%	04/01/2051	3,269,857	2,713,534
Fannie Mae Pool FN BT7183	2.500%	08/01/2051	1,380,962	1,204,634
Fannie Mae Pool FN BW7264	5.500%	11/01/2052	2,618,057	2,653,083
Fannie Mae Pool FN BW7449	5.000%	11/01/2052	960,641	960,631
Fannie Mae Pool FN BW9916	5.000%	10/01/2052	644,114	644,053
Fannie Mae Pool FN BX5678	5.500%	01/01/2053	1,474,614	1,493,723
Fannie Mae Pool FN CA4819	4.000%	12/01/2049	834,683	811,879
Fannie Mae Pool FN CA5348	3.500%	03/01/2050	1,247,099	1,176,814
Fannie Mae Pool FN CA5706	2.500%	05/01/2050	1,652,181	1,443,712
Fannie Mae Pool FN CA6998	3.000%	09/01/2050	2,561,309	2,330,831
Fannie Mae Pool FN CA8118	2.000%	12/01/2050	1,613,126	1,346,698
Fannie Mae Pool FN CA9293	2.500%	02/01/2051	2,128,504	1,864,422
Fannie Mae Pool FN CA9390	2.500%	03/01/2051	2,664,245	2,300,324
Fannie Mae Pool FN CB1867	2.500%	10/01/2051	4,785,989	4,158,680
Fannie Mae Pool FN CB3335	4.500%	04/01/2052	4,384,799	4,403,152
Fannie Mae Pool FN CB3586	3.000%	05/01/2052	3,434,580	3,098,846
Fannie Mae Pool FN FM2778	3.000%	03/01/2050	1,872,964	1,711,401
Fannie Mae Pool FN FM3734	3.500%	09/01/2049	964,993	918,404
Fannie Mae Pool FN FM3919	4.000%	05/01/2049	608,508	597,158
Fannie Mae Pool FN FM4122	2.000%	08/01/2050	5,552,177	4,660,078
Fannie Mae Pool FN FM4317	3.000%	09/01/2050	2,402,036	2,191,482
Fannie Mae Pool FN FM4532	3.000%	09/01/2050	2,716,775	2,482,417
Fannie Mae Pool FN FM6708	2.500%	01/01/2051	2,595,534	2,281,398
Fannie Mae Pool FN FM7293	2.500%	05/01/2051	1,089,952	957,750
Fannie Mae Pool FN FM7706	3.500%	08/01/2050	2,706,764	2,554,359
Fannie Mae Pool FN FS2037	1.500%	05/01/2037	3,838,506	3,424,773
Fannie Mae Pool FN FS2041	2.000%	08/01/2051	3,505,197	2,905,363
Fannie Mae Pool FN FS2099	1.500%	04/01/2052	1,193,732	943,490
Fannie Mae Pool FN FS3813	4.500%	11/01/2052	1,066,639	1,049,845
Fannie Mae Pool FN FS4377	3.000%	04/01/2052	1,754,135	1,575,691
Fannie Mae Pool FN FS7751	4.000%	03/01/2053	1,172,099	1,125,544
Fannie Mae Pool FN MA4138	1.500%	09/01/2050	3,855,827	3,060,472
Fannie Mae Pool FN MA4255	2.000%	02/01/2051	1,468,597	1,219,568
Fannie Mae Pool FN MA4562	2.000%	03/01/2052	5,728,852	4,744,039
Fannie Mae Pool FN MA4593	4.000%	03/01/2052	667,374	641,682
Fannie Mae Pool FN MA4804	4.000%	11/01/2052	743,967	715,007
Fannie Mae Pool FN MA5167	6.500%	10/01/2053	1,291,911	1,331,902
Fannie Mae Pool FN MA5389	6.000%	06/01/2054	1,442,589	1,474,383
Freddie Mac Pool FR QF1237	5.000%	10/01/2052	2,411,617	2,413,341
Freddie Mac Pool FR QF1648	5.000%	10/01/2052	735,012	737,169
Freddie Mac Pool FR QF5585	4.500%	11/01/2052	686,371	676,328
Freddie Mac Pool FR RA3575	2.000%	09/01/2050	5,024,282	4,213,727
Freddie Mac Pool FR RA5761	2.000%	06/01/2051	2,127,898	1,770,185
Freddie Mac Pool FR RA7279	3.500%	05/01/2052	2,492,947	2,338,565
Freddie Mac Pool FR SB8148	2.000%	04/01/2037	1,898,969	1,736,639
Freddie Mac Pool FR SB8149	2.500%	04/01/2037	1,889,056	1,772,337
Freddie Mac Pool FR SB8153	2.000%	05/01/2037	2,861,427	2,616,810
Freddie Mac Pool FR SD0625	2.500%	05/01/2051	1,888,416	1,647,302
Freddie Mac Pool FR SD0977	3.500%	02/01/2052	4,590,086	4,314,016
Freddie Mac Pool FR SD1966	4.000%	11/01/2052	896,792	863,988
Freddie Mac Pool FR SD4550	2.500%	10/01/2053	1,811,385	1,564,251
Freddie Mac Pool FR SD5958	6.500%	08/01/2054	1,747,232	1,805,811
Freddie Mac Pool FR SD7505	4.500%	08/01/2049	619,740	621,760
Freddie Mac Pool FR SD8121	2.000%	01/01/2051	1,442,764	1,202,282
Freddie Mac Pool FR SD8148	3.000%	05/01/2051	2,590,218	2,346,397
Freddie Mac Pool FR SD8210	4.000%	03/01/2052	658,459	633,358
Freddie Mac Pool FR SD8214	3.500%	05/01/2052	559,461	521,668
Freddie Mac Pool FR SD8219	2.500%	06/01/2052	1,112,362	961,094
Freddie Mac Pool FR SD8342	5.500%	07/01/2053	3,192,346	3,229,007
Freddie Mac Pool FR SD8368	6.000%	10/01/2053	1,828,652	1,870,037
Freddie Mac Pool FR SD8395	5.500%	01/01/2054	1,311,398	1,326,738
Freddie Mac Pool FR SD8409	6.000%	03/01/2054	1,275,001	1,303,100
Freddie Mac Pool FR SD8439	6.000%	06/01/2054	1,440,657	1,472,408
Freddie Mac Pool FR ZT1257	3.000%	01/01/2046	606,932	562,879
Ginnie Mae II Pool G2 MA6866	3.000%	09/20/2050	1,161,820	1,063,329
Ginnie Mae II Pool G2 MA8800	5.000%	04/20/2053	2,933,063	2,942,352

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Ginnie Mae II Pool G2 MA8945	4.000%	06/20/2053	$3,187,755	$3,081,460
Ginnie Mae II Pool G2 MA8946	4.500%	06/20/2053	832,448	822,330
Ginnie Mae II Pool G2 MA8948	5.500%	06/20/2053	1,371,923	1,387,080
Ginnie Mae II Pool G2 MA8949	6.000%	06/20/2053	825,803	842,984
Ginnie Mae II Pool G2 MA9105	5.000%	08/20/2053	1,335,050	1,338,060
Total U.S. Government Agency Mortgage-Backed Securities (Cost $157,822,102)				$147,910,786

Investment Companies–8.8%		Shares	Value
Federated Hermes Core Trust - Bank Loan Core Fund (Acquired 06/28/2021 through 02/27/2024, Cost $3,046,662)	(f)(g)	340,213	$2,953,047
Federated Hermes Core Trust - Emerging Markets Core Fund (Acquired 06/28/2021 through 02/27/2024, Cost $16,354,740)	(f)(g)	1,981,154	17,493,590
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund (Acquired 05/01/2020 through 09/26/2024, Cost $30,222,113)	(g)(h)	3,424,549	30,341,504
Total Investment Companies (Cost $49,623,515)			$50,788,141

Asset-Backed / Mortgage-Backed Securities–2.7%		Rate	Maturity	Face Amount	Value
Financials–2.7%
AmeriCredit Automobile Receivables Trust 2020-2 D		2.130%	03/18/2026	$180,000	$179,726
AmeriCredit Automobile Receivables Trust 2020-3 D		1.490%	09/18/2026	175,000	171,587
BANK 2022-BNK40 A4		3.506%	03/15/2064	660,000	613,160
BBCMS Mortgage Trust 2024-5C27 A2		5.550%	07/15/2057	1,380,000	1,433,019
Benchmark 2020-B19 A5		1.850%	09/15/2053	1,150,000	968,149
Benchmark 2021-B26 A2		1.957%	06/15/2054	520,000	489,505
Carmax Auto Owner Trust 2021-1 D		1.280%	07/15/2027	100,000	98,109
Freddie Mac Multifamily Structured Pass Through Certificates K108 A2		1.517%	03/25/2030	400,000	353,399
Freddie Mac Multifamily Structured Pass Through Certificates K109 A2		1.558%	04/25/2030	400,000	352,978
GS Mortgage-Backed Securities Trust 2022-PJ3 A4	(b)	2.500%	08/25/2052	1,710,336	1,439,465
Home Partners of America 2022-1 B	(b)	4.330%	04/17/2039	728,208	716,098
J.P. Morgan Mortgage Trust 2022-1 A2	(b)	3.000%	07/25/2052	1,265,551	1,110,258
JP Morgan Mortgage Trust 2022-2 A3	(b)	2.500%	08/25/2052	1,697,051	1,426,163
JP Morgan Mortgage Trust 2022-3 A3	(b)	2.500%	08/25/2052	1,677,604	1,414,475
MMAF Equipment Finance LLC 2020-A A5	(b)	1.560%	10/09/2042	750,000	696,401
Navient Private Education Refi Loan Trust 2020-FA A	(b)	1.220%	07/15/2069	106,398	99,371
Progress Residential 2022-SFR1 E1	(b)	3.930%	02/17/2041	900,000	841,903
Progress Residential 2022-SFR2 D	(b)	3.945%	04/17/2027	1,000,000	966,297
Progress Residential 2022-SFR4 B	(b)	4.788%	05/17/2041	800,000	797,392
Progress Residential 2023-SFR2 D	(b)	4.500%	10/17/2040	150,000	144,800
Progress Residential 2023-SFR2 E1	(b)	4.750%	10/17/2040	200,000	189,689
Progress Residential 2024-SFR1 D	(b)	3.750%	02/17/2041	500,000	467,935
Santander Consumer Auto Receivables Trust 2020-BA D	(b)	2.140%	12/15/2026	153,226	152,846
Santander Drive Auto Receivables Trust 2020-3 D		1.640%	11/16/2026	65,920	65,732
Sierra Timeshare 2020-2A A	(b)	1.330%	07/20/2037	96,224	94,125
SMB Private Education Loan Trust 2020-B A1A	(b)	1.290%	07/15/2053	270,439	252,183
Total Asset-Backed / Mortgage-Backed Securities (Cost $16,708,987)					$15,534,765

Sovereign Debt Issues–0.2%		Rate	Maturity	Face Amount	Value
Mexico Government International Bond		3.750%	01/11/2028	$625,000	$608,495
Mexico Government International Bond		4.500%	01/31/2050	775,000	615,471
Total Sovereign Debt Issues (Cost $1,472,214)					$1,223,966
Total Investments – 97.6% (Cost $583,836,776)	(i)				$560,294,108
Other Assets in Excess of Liabilities – 2.4%					13,518,840
Net Assets – 100.0%					$573,812,948

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.580% at 9/30/2024
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.960% at 9/30/2024
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.161% at 9/30/2024
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 4.592% at 9/30/2024

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Footnotes:
(a)
Security is partially pledged as collateral for the futures contracts outstanding at September 30, 2024.  The value of securities pledged totaled $785,885.  See also the following Schedule of Open Futures Contracts.

(b)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2024, the value of these securities totaled $40,385,885, or 7.0% of the Portfolio’s net assets.

(c)	Represents a security that is in default and deemed to be non-income producing.
(d)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(e)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2024.

(f)
Shares of this fund have not been registered and are issued in reliance on Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.

(g)	Represents a security deemed to be restricted. At September 30, 2024, the value of restricted securities in the Portfolio totaled $50,788,141, or 8.8% of the Portfolio’s net assets.
(h)
Open-end extended payment fund. Beneficial interests in this fund are issued solely in private placement transactions which do not involve any “public offering”
within the meaning of Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act and that are also “qualified purchasers” as defined in Section 2(a)(51) of the
Investment Company Act of 1940, as amended (“Eligible Investors”). This fund has adopted policies to limit the transfer of its shares, which may occur only pursuant to authorization by this fund's Board of Directors, and only to Eligible Investors.When a redeeming shareholder of this fund presents shares to the fund's transfer agent in proper order for redemption, the fund will have up to 31 days to make payment to the redeeming shareholder. The price of redeemed shares will be determined as of the closing net asset value of the fund 24 days after receipt of a shareholder redemption request or, if such date is a weekend or holiday, on the preceding business day. The fund's NAV is calculated each day the NYSE is open.

(i)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2024 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Ultra Bond - Long	38	December 19, 2024	$4,502,090	$4,495,281	$(6,809)	$(4,618)
CBT 2-Year U.S. Treasury Note - Long	425	December 31, 2024	88,545,841	88,502,930	(42,911)	(159,375)
CBT 5-Year U.S. Treasury Note - Long	225	December 31, 2024	24,696,947	24,723,633	26,686	(119,524)
			$117,744,878	$117,721,844	$(23,034)	$(283,517)
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Short	132	December 19, 2024	$(17,678,715)	$(17,568,375)	$110,340	$100,156
Total Futures Contracts			$100,066,163	$100,153,469	$87,306	$(183,361)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks–99.5%		Shares	Value
Communication Services–6.4%
Alphabet, Inc. Class A (Interactive Media & Svs.)		23,064	$3,825,164
Alphabet, Inc. Class C (Interactive Media & Svs.)		21,754	3,637,051
AT&T, Inc. (Diversified Telecom. Svs.)		70,387	1,548,514
Electronic Arts, Inc. (Entertainment)		87,762	12,588,581
Take-Two Interactive Software, Inc. (Entertainment)	(a)	27,360	4,205,506
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		43,875	9,054,045
Verizon Communications, Inc. (Diversified Telecom. Svs.)		183,616	8,246,195
			43,105,056
Consumer Discretionary–7.7%
Amazon.com, Inc. (Broadline Retail)	(a)	42,454	7,910,454
AutoZone, Inc. (Specialty Retail)	(a)	1,897	5,975,626
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	34,750	2,002,295
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		5,764	946,045
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	1,446	230,565
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		14,247	6,128,205
Genuine Parts Co. (Distributors)		10,328	1,442,615
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		19,600	4,517,800
McDonald's Corp. (Hotels, Restaurants & Leisure)		22,481	6,845,689
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	8,468	9,751,749
Ulta Beauty, Inc. (Specialty Retail)	(a)	6,177	2,403,594
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		26,364	3,683,314
			51,837,951
Consumer Staples–18.4%
Altria Group, Inc. (Tobacco)		272,404	13,903,500
Brown-Forman Corp. Class B (Beverages)		22,761	1,119,841
Church & Dwight Co., Inc. (Household Products)		93,081	9,747,442
Clorox Co. / The (Household Products)		22,584	3,679,159
Coca-Cola Co. / The (Beverages)		25,071	1,801,602
Colgate-Palmolive Co. (Household Products)		56,423	5,857,272
Conagra Brands, Inc. (Food Products)		34,967	1,137,127
Constellation Brands, Inc. Class A (Beverages)		4,300	1,108,067
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		5,240	4,645,365
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	17,957	1,262,736
General Mills, Inc. (Food Products)		74,348	5,490,600
Hershey Co. / The (Food Products)		9,151	1,754,979
Hormel Foods Corp. (Food Products)		101,253	3,209,720
J. M. Smucker Co. / The (Food Products)		4,434	536,957
Kellanova (Food Products)		57,841	4,668,347
Kenvue, Inc. (Personal Care Products)		406,416	9,400,402
Keurig Dr Pepper, Inc. (Beverages)		22,125	829,245
Kimberly-Clark Corp. (Household Products)		47,029	6,691,286
Kraft Heinz Co. / The (Food Products)		65,405	2,296,370
Kroger Co. / The (Consumer Staples Distribution & Retail)		243,069	13,927,854
Mondelez International, Inc. Class A (Food Products)		11,990	883,303
Monster Beverage Corp. (Beverages)	(a)	85,997	4,486,464
PepsiCo, Inc. (Beverages)		3,516	597,896
Philip Morris International, Inc. (Tobacco)		3,116	378,282
Procter & Gamble Co. / The (Household Products)		11,170	1,934,644
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Tyson Foods, Inc. Class A (Food Products)		29,267	$1,743,143
Walmart, Inc. (Consumer Staples Distribution & Retail)		250,543	20,231,347
			123,322,950
Financials–10.9%
Aon PLC Class A (Insurance)		7,151	2,474,174
Arch Capital Group Ltd. (Insurance)	(a)	56,039	6,269,643
Arthur J. Gallagher & Co. (Insurance)		15,091	4,246,155
Assurant, Inc. (Insurance)		20,338	4,044,415
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	20,207	9,300,474
Brown & Brown, Inc. (Insurance)		29,068	3,011,445
CBOE Global Markets, Inc. (Capital Markets)		25,126	5,147,564
CME Group, Inc. (Capital Markets)		13,720	3,027,318
FactSet Research Systems, Inc. (Capital Markets)		2,553	1,173,997
Fiserv, Inc. (Financial Services)	(a)	20,657	3,711,030
Globe Life, Inc. (Insurance)		16,799	1,779,182
Intercontinental Exchange, Inc. (Capital Markets)		2,055	330,115
Loews Corp. (Insurance)		71,341	5,639,506
Marsh & McLennan Cos., Inc. (Insurance)		15,530	3,464,588
Mastercard, Inc. Class A (Financial Services)		7,260	3,584,988
Travelers Cos., Inc. / The (Insurance)		33,679	7,884,927
Visa, Inc. (Financial Services)		9,496	2,610,925
W. R. Berkley Corp. (Insurance)		42,719	2,423,449
Willis Towers Watson PLC (Insurance)		9,264	2,728,526
			72,852,421
Health Care–22.8%
AbbVie, Inc. (Biotechnology)		95,688	18,896,466
Amgen, Inc. (Biotechnology)		39,548	12,742,761
Becton Dickinson & Co. (Health Care Equip. & Supplies)		35,919	8,660,071
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	60,471	5,067,470
Bristol-Myers Squibb Co. (Pharmaceuticals)		299,000	15,470,260
Cencora, Inc. (Health Care Providers & Svs.)		34,553	7,777,189
Gilead Sciences, Inc. (Biotechnology)		85,730	7,187,603
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	32,739	2,386,673
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	53,145	4,329,192
Humana, Inc. (Health Care Providers & Svs.)		17,989	5,697,836
Incyte Corp. (Biotechnology)	(a)	55,882	3,693,800
Johnson & Johnson (Pharmaceuticals)		61,809	10,016,767
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		4,810	1,074,939
McKesson Corp. (Health Care Providers & Svs.)		33,715	16,669,370
Merck & Co., Inc. (Pharmaceuticals)		124,786	14,170,698
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	4,854	1,672,494
Pfizer, Inc. (Pharmaceuticals)		40,376	1,168,481
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		40,155	6,234,064
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	5,072	5,331,889
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3,848	2,249,849
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,535	2,109,138
			152,607,010
Industrials–12.5%
AMETEK, Inc. (Electrical Equip.)		19,350	3,322,588
Broadridge Financial Solutions, Inc. (Professional Svs.)		6,363	1,368,236

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio (Continued)
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Builders FirstSource, Inc. (Building Products)	(a)	2,802	$543,196
Cintas Corp. (Commercial Svs. & Supplies)		10,708	2,204,563
Copart, Inc. (Commercial Svs. & Supplies)	(a)	41,380	2,168,312
Fortive Corp. (Machinery)		5,397	425,985
GE Vernova, Inc. (Electrical Equip.)	(a)	1,077	274,613
General Electric Co. (Aerospace & Defense)		881	166,139
Howmet Aerospace, Inc. (Aerospace & Defense)		9,591	961,498
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3,790	1,002,000
Ingersoll Rand, Inc. (Machinery)		16,259	1,595,983
L3Harris Technologies, Inc. (Aerospace & Defense)		12,165	2,893,689
Leidos Holdings, Inc. (Professional Svs.)		46,856	7,637,528
Lockheed Martin Corp. (Aerospace & Defense)		33,457	19,557,624
Northrop Grumman Corp. (Aerospace & Defense)		12,530	6,616,717
Republic Services, Inc. (Commercial Svs. & Supplies)		61,503	12,352,263
Rollins, Inc. (Commercial Svs. & Supplies)		96,988	4,905,653
Snap-on, Inc. (Machinery)		6,081	1,761,727
Textron, Inc. (Aerospace & Defense)		10,516	931,507
TransDigm Group, Inc. (Aerospace & Defense)		1,436	2,049,359
Verisk Analytics, Inc. (Professional Svs.)		10,056	2,694,606
W.W. Grainger, Inc. (Trading Companies & Distributors)		441	458,115
Waste Management, Inc. (Commercial Svs. & Supplies)		39,015	8,099,514
			83,991,415
Information Technology–19.5%
Akamai Technologies, Inc. (IT Svs.)	(a)	39,174	3,954,615
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		10,362	675,188
Apple, Inc. (Tech. Hardware, Storage & Periph.)		136,600	31,827,800
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Arista Networks, Inc. (Communications Equip.)	(a)	855	$328,166
F5, Inc. (Communications Equip.)	(a)	4,672	1,028,775
Fair Isaac Corp. (Software)	(a)	1,537	2,987,190
Gartner, Inc. (IT Svs.)	(a)	2,434	1,233,454
GoDaddy, Inc. Class A (IT Svs.)	(a)	19,976	3,131,837
International Business Machines Corp. (IT Svs.)		62,547	13,827,891
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,108	970,745
Microsoft Corp. (Software)		65,667	28,256,510
NVIDIA Corp. (Semiconductors & Equip.)		206,554	25,083,918
Palo Alto Networks, Inc. (Software)	(a)	1,034	353,421
PTC, Inc. (Software)	(a)	13,642	2,464,564
Roper Technologies, Inc. (Software)		11,136	6,196,516
ServiceNow, Inc. (Software)	(a)	206	184,244
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,796	2,536,677
VeriSign, Inc. (IT Svs.)	(a)	29,317	5,569,057
			130,610,568
Utilities–1.3%
Atmos Energy Corp. (Gas Utilities)		12,314	1,708,075
CenterPoint Energy, Inc. (Multi-Utilities)		48,868	1,437,697
Consolidated Edison, Inc. (Multi-Utilities)		26,193	2,727,477
DTE Energy Co. (Multi-Utilities)		6,265	804,489
NRG Energy, Inc. (Electric Utilities)		15,344	1,397,838
PG&E Corp. (Electric Utilities)		43,674	863,435
			8,939,011
Total Common Stocks (Cost $553,726,128)			$667,266,382
Total Investments – 99.5% (Cost $553,726,128)	(b)		$667,266,382
Other Assets in Excess of Liabilities – 0.5%			3,200,045
Net Assets – 100.0%			$670,466,427

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Relative Value Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks–97.5%		Shares	Value
Communication Services–4.6%
Comcast Corp. Class A (Media)		68,034	$2,841,780
Electronic Arts, Inc. (Entertainment)		20,895	2,997,179
			5,838,959
Consumer Discretionary–7.5%
BorgWarner, Inc. (Automobile Components)		38,089	1,382,250
D.R. Horton, Inc. (Household Durables)		4,901	934,964
LKQ Corp. (Distributors)		8,646	345,148
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4,271	1,158,936
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		14,700	1,299,480
Ross Stores, Inc. (Specialty Retail)		17,301	2,603,973
Starbucks Corp. (Hotels, Restaurants & Leisure)		19,404	1,891,696
			9,616,447
Consumer Staples–8.8%
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		3,696	1,388,624
Philip Morris International, Inc. (Tobacco)		34,595	4,199,833
Walmart, Inc. (Consumer Staples Distribution & Retail)		69,346	5,599,690
			11,188,147
Energy–6.6%
ChampionX Corp. (Energy Equip. & Svs.)		10,134	305,540
Chevron Corp. (Oil, Gas & Consumable Fuels)		9,310	1,371,084
ConocoPhillips (Oil, Gas & Consumable Fuels)		11,532	1,214,089
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		21,066	2,589,643
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		22,378	680,739
Phillips 66 (Oil, Gas & Consumable Fuels)		17,719	2,329,162
			8,490,257
Financials–22.1%
Axis Capital Holdings Ltd. (Insurance)		29,270	2,330,185
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	10,837	4,987,838
Blackstone Secured Lending Fund (Capital Markets)		28,991	849,146
Citigroup, Inc. (Banks)		42,515	2,661,439
Fiserv, Inc. (Financial Services)	(a)	22,302	4,006,554
JPMorgan Chase & Co. (Banks)		22,812	4,810,138
Mastercard, Inc. Class A (Financial Services)		2,910	1,436,958
MetLife, Inc. (Insurance)		10,240	844,595
MGIC Investment Corp. (Financial Services)		39,950	1,022,720
S&P Global, Inc. (Capital Markets)		5,941	3,069,240
Wells Fargo & Co. (Banks)		38,577	2,179,215
			28,198,028
Health Care–19.0%
Amgen, Inc. (Biotechnology)		2,778	895,100
Cencora, Inc. (Health Care Providers & Svs.)		13,977	3,145,943
Elevance Health, Inc. (Health Care Providers & Svs.)		7,821	4,066,920
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		23,046	2,162,867
Gilead Sciences, Inc. (Biotechnology)		27,179	2,278,687
Johnson & Johnson (Pharmaceuticals)		18,486	2,995,841
Merck & Co., Inc. (Pharmaceuticals)		19,620	2,228,047
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,079	$3,236,768
Roche Holding AG – ADR (Pharmaceuticals)		37,418	1,494,849
United Therapeutics Corp. (Biotechnology)	(a)	4,859	1,741,223
			24,246,245
Industrials–15.5%
A. O. Smith Corp. (Building Products)		8,990	807,572
Allegion PLC (Building Products)		5,736	835,965
Builders FirstSource, Inc. (Building Products)	(a)	5,309	1,029,203
Curtiss-Wright Corp. (Aerospace & Defense)		1,999	657,051
Dover Corp. (Machinery)		4,060	778,464
Emerson Electric Co. (Electrical Equip.)		9,867	1,079,154
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		5,101	1,012,906
Generac Holdings, Inc. (Electrical Equip.)	(a)	8,125	1,290,900
J.B. Hunt Transport Services, Inc. (Ground Transportation)		9,912	1,708,135
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		6,890	592,953
nVent Electric PLC (Electrical Equip.)		23,741	1,668,043
Oshkosh Corp. (Machinery)		6,995	700,969
PACCAR, Inc. (Machinery)		7,450	735,166
Robert Half, Inc. (Professional Svs.)		13,635	919,135
RTX Corp. (Aerospace & Defense)		18,539	2,246,185
Textron, Inc. (Aerospace & Defense)		6,221	551,056
United Parcel Service, Inc. Class B (Air Freight & Logistics)		6,650	906,661
Veralto Corp. (Commercial Svs. & Supplies)		11,713	1,310,216
Westinghouse Air Brake Technologies Corp. (Machinery)		5,214	947,749
			19,777,483
Information Technology–9.1%
Accenture PLC Class A (IT Svs.)		9,785	3,458,802
Intel Corp. (Semiconductors & Equip.)		32,534	763,248
QUALCOMM, Inc. (Semiconductors & Equip.)		10,454	1,777,703
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		8,414	1,461,259
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		10,184	1,537,682
Texas Instruments, Inc. (Semiconductors & Equip.)		12,962	2,677,560
			11,676,254
Materials–3.3%
CF Industries Holdings, Inc. (Chemicals)		9,340	801,372
LyondellBasell Industries N.V. Class A (Chemicals)		5,375	515,462
PPG Industries, Inc. (Chemicals)		6,846	906,821
Steel Dynamics, Inc. (Metals & Mining)		15,924	2,007,698
			4,231,353
Real Estate–1.0%
Public Storage (Specialized REITs)		3,380	1,229,881
Total Common Stocks (Cost $103,094,591)			$124,493,054
Total Investments – 97.5% (Cost $103,094,591)	(b)		$124,493,054
Other Assets in Excess of Liabilities – 2.5%			3,145,554
Net Assets – 100.0%			$127,638,608

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP iShares Managed Risk Balanced Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Exchange Traded Funds–96.2%		Shares	Value
BlackRock Ultra Short-Term Bond ETF		932,696	$47,334,322
iShares Broad USD High Yield Corporate Bond ETF		39,316	1,480,247
iShares Core MSCI EAFE ETF		475,405	37,105,360
iShares Core MSCI Emerging Markets ETF		263,302	15,116,168
iShares Core S&P 500 ETF		162,637	93,812,274
iShares Core U.S. Aggregate Bond ETF		2,059,199	208,535,083
iShares iBoxx $ Investment Grade Corporate Bond ETF		249,317	28,167,835
iShares MSCI EAFE ETF		311,313	26,035,106
iShares MSCI Emerging Markets ETF		89,968	4,125,933
iShares Russell 1000 ETF		263,153	82,732,672
iShares Russell 1000 Value ETF		62,490	11,860,602
Total Exchange Traded Funds (Cost $474,420,891)			$556,305,602
Total Investments – 96.2% (Cost $474,420,891)	(a)		$556,305,602
Other Assets in Excess of Liabilities – 3.8%	(b)		21,797,540
Net Assets – 100.0%			$578,103,142

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes $3,874,448 of cash pledged as collateral for the futures contracts outstanding at September 30, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2024 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
OSE TOPIX Index - Long	31	December 12, 2024	$5,533,332	$5,710,384	$177,052	$(216,604)
AUD Currency Future - Long	268	December 16, 2024	17,856,175	18,557,660	701,485	16,080
EUR Currency Future - Long	79	December 16, 2024	10,920,499	11,026,919	106,420	(34,069)
CAD Currency Future - Long	199	December 17, 2024	14,677,707	14,743,910	66,203	(12,935)
CBT 10-Year U.S. Treasury Note - Long	299	December 19, 2024	34,089,749	34,170,094	80,345	(135,484)
MOD S&P TSX 60 Index - Long	38	December 19, 2024	7,963,711	8,116,707	152,996	9,479
CME E-mini S&P 500 Index - Long	42	December 20, 2024	11,892,531	12,209,925	317,394	29,070
MSCI EAFE Index - Long	30	December 20, 2024	3,648,476	3,731,700	83,224	(51,866)
MSCI Emerging Markets Index - Long	195	December 20, 2024	10,705,182	11,433,825	728,643	(281,375)
			$117,287,362	$119,701,124	$2,413,762	$(677,704)
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
JPY Currency Future - Short	13	December 16, 2024	$(1,160,375)	$(1,142,456)	$17,919	$12,106
EUR Currency Future - Short	3	December 16, 2024	(414,767)	(418,744)	(3,977)	1,294
CBT U.S. Long Bond - Short	96	December 19, 2024	(11,975,420)	(11,922,000)	53,420	65,984
CBT U.S. Ultra Bond - Short	144	December 19, 2024	(19,376,429)	(19,165,500)	210,929	112,500
			$(32,926,991)	$(32,648,700)	$278,291	$191,884
Total Futures Contracts			$84,360,371	$87,052,424	$2,692,053	$(485,820)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP iShares Managed Risk Moderate Growth Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Exchange Traded Funds–97.4%		Shares	Value
BlackRock Ultra Short-Term Bond ETF		15,196	$771,197
iShares Broad USD High Yield Corporate Bond ETF		34,050	1,281,982
iShares Core MSCI EAFE ETF		733,294	57,233,597
iShares Core MSCI Emerging Markets ETF		434,746	24,958,768
iShares Core S&P 500 ETF		237,896	137,223,171
iShares Core U.S. Aggregate Bond ETF		1,710,007	173,172,409
iShares MSCI EAFE ETF		139,921	11,701,593
iShares MSCI Emerging Markets ETF		96,702	4,434,754
iShares Russell 1000 ETF		205,454	64,592,683
iShares Russell 1000 Value ETF		52,478	9,960,324
Total Exchange Traded Funds (Cost $370,428,829)			$485,330,478
Total Investments – 97.4% (Cost $370,428,829)	(a)		$485,330,478
Other Assets in Excess of Liabilities – 2.6%	(b)		13,120,455
Net Assets – 100.0%			$498,450,933

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes $2,898,656 of cash pledged as collateral for the futures contracts outstanding at September 30, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2024 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
OSE TOPIX Index - Long	27	December 12, 2024	$4,818,379	$4,973,561	$155,182	$(188,665)
AUD Currency Future - Long	225	December 16, 2024	14,991,192	15,580,125	588,933	13,500
EUR Currency Future - Long	78	December 16, 2024	10,782,265	10,887,338	105,073	(33,638)
CAD Currency Future - Long	159	December 17, 2024	11,727,414	11,780,310	52,896	(10,335)
MOD S&P TSX 60 Index - Long	44	December 19, 2024	9,221,138	9,398,292	177,154	10,975
CME E-mini S&P 500 Index - Long	30	December 20, 2024	8,494,665	8,721,375	226,710	34,500
MSCI EAFE Index - Long	42	December 20, 2024	5,107,867	5,224,380	116,513	(21,840)
MSCI Emerging Markets Index - Long	86	December 20, 2024	4,721,260	5,042,610	321,350	(86,430)
			$69,864,180	$71,607,991	$1,743,811	$(281,933)
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Long Bond - Short	85	December 19, 2024	$(10,603,239)	$(10,555,938)	$47,301	$58,438
CBT U.S. Ultra Bond - Short	124	December 19, 2024	(16,685,665)	(16,503,625)	182,040	96,874
			$(27,288,904)	$(27,059,563)	$229,341	$155,312
Total Futures Contracts			$42,575,276	$44,548,428	$1,973,152	$(126,621)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP iShares Managed Risk Growth Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

Exchange Traded Funds–97.1%		Shares	Value
BlackRock Ultra Short-Term Bond ETF		201,578	$10,230,083
iShares Broad USD High Yield Corporate Bond ETF		31,098	1,170,840
iShares Core MSCI EAFE ETF		1,026,599	80,126,052
iShares Core MSCI Emerging Markets ETF		611,134	35,085,203
iShares Core S&P 500 ETF		310,294	178,983,785
iShares Core U.S. Aggregate Bond ETF		676,240	68,482,825
iShares MSCI EAFE ETF		93,897	7,852,606
iShares MSCI Emerging Markets ETF		94,839	4,349,317
iShares Russell 1000 ETF		164,834	51,822,161
iShares Russell 1000 Value ETF		45,759	8,685,058
Total Exchange Traded Funds (Cost $319,724,402)			$446,787,930
Total Investments – 97.1% (Cost $319,724,402)	(a)		$446,787,930
Other Assets in Excess of Liabilities – 2.9%	(b)		13,150,295
Net Assets – 100.0%			$459,938,225

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes $3,563,485 of cash pledged as collateral for the futures contracts outstanding at September 30, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2024 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
OSE TOPIX Index - Long	24	December 12, 2024	$4,282,659	$4,420,943	$138,284	$(167,706)
AUD Currency Future - Long	199	December 16, 2024	13,258,876	13,779,755	520,879	11,940
EUR Currency Future - Long	68	December 16, 2024	9,399,924	9,491,525	91,601	(29,325)
CAD Currency Future - Long	216	December 17, 2024	15,931,581	16,003,440	71,859	(14,040)
MOD S&P TSX 60 Index - Long	63	December 19, 2024	13,203,007	13,456,645	253,638	15,715
CME E-mini S&P 500 Index - Long	78	December 20, 2024	22,086,129	22,675,575	589,446	70,479
MSCI EAFE Index - Long	13	December 20, 2024	1,581,006	1,617,070	36,064	(6,760)
MSCI Emerging Markets Index - Long	9	December 20, 2024	494,085	527,715	33,630	(160,777)
			$80,237,267	$81,972,668	$1,735,401	$(280,474)
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Long Bond - Short	74	December 19, 2024	$(9,231,054)	$(9,189,875)	$41,179	$50,757
CBT U.S. Ultra Bond - Short	111	December 19, 2024	(14,936,538)	(14,773,406)	163,132	86,719
			$(24,167,592)	$(23,963,281)	$204,311	$137,476
Total Futures Contracts			$56,069,675	$58,009,387	$1,939,712	$(142,998)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Moderately Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers
September 30, 2024 (Unaudited)

Open-End Mutual Funds–34.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	62,169	$1,935,309
DFA International Core Equity Portfolio Institutional	343,764	5,782,115
PIMCO Low Duration Institutional	2,465,492	23,027,695
PIMCO Total Return Institutional	3,688,573	32,606,989
Vanguard International Growth Fund Admiral Class	16,228	1,912,742
Total Open-End Mutual Funds		$65,264,850
Total Investments in Securities of Unaffiliated Issuers – 34.1% (Cost $66,928,107)		$65,264,850
Total Investments in Affiliates – 65.9% (Cost $119,394,967) (see schedule below)		126,241,003
Liabilities in Excess of Other Assets – 0.0%		(52,350)
Net Assets – 100.0%		$191,453,503

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
September 30, 2024 (Unaudited)
Affiliate		Value at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2024	Value at September 30, 2024
Open-End Mutual Funds – 65.9%
AVIP AB Mid Cap Core Portfolio	(a)	$1,965,298	$109,741	$405,084	$(246,473)	$489,261	$8,536	$ —	57,717	$1,912,743
AVIP AB Relative Value Portfolio	(a)	1,965,298	107,379	407,661	67,454	180,272	28,416	—	152,046	1,912,742
AVIP AB Small Cap Portfolio	(a)	1,965,298	143,146	451,043	72,701	182,640	7,997	—	134,985	1,912,742
AVIP BlackRock Advantage International Equity Portfolio	(a)	7,861,191	381,009	1,427,416	264,035	572,151	179,411	—	450,057	7,650,970
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	3,930,595	297,541	1,113,617	(75,845)	786,811	31,628	90,249	99,648	3,825,485
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	5,895,893	348,306	1,303,529	82,430	715,127	85,273	105,212	279,505	5,738,227
AVIP Bond Portfolio	(a)	15,722,381	4,928,709	1,803,852	(585)	280,772	525,935	—	1,106,911	19,127,425
AVIP Federated Core Plus Bond Portfolio	(a)	29,479,465	1,989,444	3,240,830	(325,264)	788,322	860,540	—	3,111,837	28,691,137
AVIP Federated High Income Bond Portfolio	(a)	9,826,488	2,687,809	1,123,977	21,339	64,796	554,109	—	597,732	11,476,455
AVIP Nasdaq-100® Index Portfolio	(a)	1,965,298	594,390	634,879	178,660	(190,727)	9,079	357,082	113,046	1,912,742
AVIP S&P 500® Index Portfolio	(a)	27,514,167	3,177,591	7,176,359	2,395,266	867,730	302,301	1,777,086	614,889	26,778,395
AVIP S&P MidCap 400® Index Portfolio	(a)	13,757,084	3,272,306	2,796,227	(140,487)	1,209,264	133,043	511,487	692,082	15,301,940
Fidelity Advisor® Real Estate I	(b)	1,965,298	243,354	2,456,821	40,153	208,016	16,532	—	—	—
Total Open-End Mutual Funds					$2,333,384	$6,154,435	$2,742,800	$2,841,116		$126,241,003

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2024.

(b)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment met the definition of “affiliated person” at a point in time during the nine-month period ended September 30, 2024, as the Portfolio directly or indirectly owned, controlled, or held with power to vote 5 percent or more of the outstanding voting securities of the holding.

The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Balanced Model Portfolio
Schedule of Investments in Unaffiliated Issuers
September 30, 2024 (Unaudited)

Open-End Mutual Funds–29.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	498,532	$15,519,309
DFA International Core Equity Portfolio Institutional	2,297,243	38,639,637
PIMCO Low Duration Institutional	6,590,254	61,552,969
PIMCO Total Return Institutional	10,439,131	92,281,915
Vanguard International Growth Fund Admiral Class	130,130	15,338,409
Total Open-End Mutual Funds		$223,332,239
Total Investments in Securities of Unaffiliated Issuers – 29.1% (Cost $221,561,982)		$223,332,239
Total Investments in Affiliates – 70.9% (Cost $485,452,429) (see schedule below)		544,513,503
Liabilities in Excess of Other Assets – 0.0%		(169,443)
Net Assets – 100.0%		$767,676,299

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
September 30, 2024 (Unaudited)
Affiliate		Value at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2024	Value at September 30, 2024
Open-End Mutual Funds – 70.9%
AVIP AB Mid Cap Core Portfolio	(a)	$7,761,879	$222,883	$1,283,502	$(395,115)	$1,363,059	$34,173	$ —	231,418	$7,669,204
AVIP AB Relative Value Portfolio	(a)	31,047,515	1,148,125	5,469,049	918,532	3,031,694	455,255	—	2,438,539	30,676,817
AVIP AB Small Cap Portfolio	(a)	7,761,879	322,550	1,433,195	(537,583)	1,555,553	31,985	—	541,228	7,669,204
AVIP BlackRock Advantage International Equity Portfolio	(a)	54,333,150	1,644,074	8,152,802	551,247	5,308,761	1,257,597	—	3,157,908	53,684,430
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	15,523,757	752,746	3,775,521	391,380	2,446,047	126,723	361,596	399,542	15,338,409
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	7,761,879	1,258,125	2,277,254	686,435	240,019	18,081	775,416	749,678	7,669,204
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	31,047,515	1,154,357	5,773,499	1,408,153	2,840,291	455,676	562,223	1,494,243	30,676,817
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	15,523,757	977,072	3,047,196	(575,849)	2,460,625	11,513	—	613,291	15,338,409
AVIP Bond Portfolio	(a)	46,571,272	11,622,120	5,376,243	(51,463)	918,744	1,573,485	—	3,106,738	53,684,430
AVIP Federated Core Plus Bond Portfolio	(a)	77,618,786	6,614,133	8,799,836	(870,617)	2,129,577	2,288,330	—	8,318,009	76,692,043
AVIP Federated High Income Bond Portfolio	(a)	23,285,636	9,904,606	2,729,058	131,196	84,437	1,327,705	—	1,597,751	30,676,817
AVIP Nasdaq-100® Index Portfolio	(a)	7,761,879	2,023,304	2,055,463	(552,120)	491,604	36,355	1,429,807	453,263	7,669,204
AVIP S&P 500® Index Portfolio	(a)	124,190,058	11,361,914	27,688,870	9,157,085	5,687,081	1,384,440	8,138,470	2,817,618	122,707,268
AVIP S&P MidCap 400® Index Portfolio	(a)	77,618,786	13,518,866	12,868,771	2,521,827	3,570,539	760,545	2,923,936	3,815,524	84,361,247
Fidelity Advisor® Real Estate I	(b)	7,761,879	860,310	9,609,914	90,404	897,321	66,211	—	—	—
Total Open-End Mutual Funds					$12,873,512	$33,025,352	$9,828,074	$14,191,448		$544,513,503

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2024.

(b)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment met the definition of “affiliated person” at a point in time during the nine-month period ended September 30, 2024, as the Portfolio directly or indirectly owned, controlled, or held with power to vote 5 percent or more of the outstanding voting securities of the holding.

The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Moderate Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers
September 30, 2024 (Unaudited)

Open-End Mutual Funds–21.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	956,874	$29,787,484
DFA International Core Equity Portfolio Institutional	6,173,095	103,831,454
PIMCO Low Duration Institutional	4,743,542	44,304,685
PIMCO Total Return Institutional	11,687,229	103,315,107
Vanguard International Growth Fund Admiral Class	249,781	29,441,658
Total Open-End Mutual Funds		$310,680,388
Total Investments in Securities of Unaffiliated Issuers – 21.1% (Cost $287,791,380)		$310,680,388
Total Investments in Affiliates – 78.9% (Cost $1,017,124,230) (see schedule below)		1,162,945,514
Liabilities in Excess of Other Assets – 0.0%		(384,598)
Net Assets – 100.0%		$1,473,241,304

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
September 30, 2024 (Unaudited)
Affiliate		Value at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2024	Value at September 30, 2024
Open-End Mutual Funds – 78.9%
AVIP AB Mid Cap Core Portfolio	(a)	$14,811,234	$321,476	$2,258,524	$(745,148)	$2,591,791	$65,936	$ —	444,201	$14,720,829
AVIP AB Relative Value Portfolio	(a)	74,056,170	2,167,188	12,053,473	2,009,159	7,425,102	1,096,647	—	5,850,886	73,604,146
AVIP AB Small Cap Portfolio	(a)	29,622,468	1,117,756	5,187,690	(6,648,483)	10,537,608	123,427	—	2,077,746	29,441,659
AVIP BlackRock Advantage International Equity Portfolio	(a)	118,489,871	4,267,434	17,801,339	1,209,370	11,601,298	2,769,305	—	6,927,449	117,766,634
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	59,244,936	2,776,533	13,963,885	2,031,342	8,794,391	488,798	1,394,748	1,533,819	58,883,317
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	29,622,468	4,781,185	8,466,733	2,445,931	1,058,808	69,775	2,992,311	2,877,973	29,441,659
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	88,867,403	3,116,178	15,831,335	2,934,533	9,238,197	1,311,249	1,617,848	4,302,239	88,324,976
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	44,433,702	2,556,161	8,224,652	(1,157,997)	6,555,274	33,322	—	1,765,793	44,162,488
AVIP Bond Portfolio	(a)	59,244,936	21,424,378	8,181,025	(892,500)	2,008,357	1,977,850	—	4,259,499	73,604,146
AVIP Federated Core Plus Bond Portfolio	(a)	103,678,637	11,956,595	14,320,784	(1,334,374)	3,065,731	3,020,266	—	11,176,335	103,045,805
AVIP Federated High Income Bond Portfolio	(a)	29,622,468	3,611,801	4,065,097	206,250	66,237	1,675,898	—	1,533,420	29,441,659
AVIP Nasdaq-100® Index Portfolio	(a)	29,622,468	7,668,883	7,552,690	(2,805,206)	2,508,204	140,292	5,517,594	1,740,051	29,441,659
AVIP S&P 500® Index Portfolio	(a)	281,413,444	25,315,188	60,519,909	17,023,174	16,463,859	3,168,826	18,628,033	6,422,405	279,695,756
AVIP S&P MidCap 400® Index Portfolio	(a)	177,734,807	27,103,610	27,326,436	5,330,579	8,528,221	1,760,955	6,770,040	8,655,395	191,370,781
Fidelity Advisor® Real Estate I	(b)	14,811,234	1,548,528	18,242,583	66,659	1,816,162	126,748	—	—	—
Total Open-End Mutual Funds					$19,673,289	$92,259,240	$17,829,294	$36,920,574		$1,162,945,514

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2024.

(b)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment met the definition of “affiliated person” at a point in time during the nine-month period ended September 30, 2024, as the Portfolio directly or indirectly owned, controlled, or held with power to vote 5 percent or more of the outstanding voting securities of the holding.

The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers
September 30, 2024 (Unaudited)

Open-End Mutual Funds–17.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	348,670	$10,854,107
DFA International Core Equity Portfolio Institutional	1,928,010	32,429,120
PIMCO Low Duration Institutional	384,096	3,587,457
PIMCO Total Return Institutional	811,761	7,175,963
Vanguard International Growth Fund Admiral Class	60,676	7,151,929
Total Open-End Mutual Funds		$61,198,576
Total Investments in Securities of Unaffiliated Issuers – 17.1% (Cost $53,900,659)		$61,198,576
Total Investments in Affiliates – 82.9% (Cost $255,911,780) (see schedule below)		296,805,079
Liabilities in Excess of Other Assets – 0.0%		(144,694)
Net Assets – 100.0%		$357,858,961

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
September 30, 2024 (Unaudited)
Affiliate		Value at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2024	Value at September 30, 2024
Open-End Mutual Funds – 82.9%
AVIP AB Mid Cap Core Portfolio	(a)	$3,432,499	$88,437	$380,306	$(127,922)	$563,257	$15,904	$ —	107,905	$3,575,965
AVIP AB Relative Value Portfolio	(a)	20,594,996	736,256	2,525,044	413,478	2,236,103	316,357	—	1,705,548	21,455,789
AVIP AB Small Cap Portfolio	(a)	10,297,498	410,812	1,360,073	(2,869,662)	4,249,319	44,656	—	757,085	10,727,894
AVIP BlackRock Advantage International Equity Portfolio	(a)	37,757,493	1,821,014	4,383,797	279,247	3,861,656	916,653	—	2,313,859	39,335,613
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	20,594,996	1,041,180	3,992,041	292,771	3,518,883	176,816	504,530	558,890	21,455,789
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	6,864,999	1,204,343	1,728,223	498,403	312,408	16,829	721,724	699,113	7,151,930
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	24,027,495	1,044,658	3,371,916	302,311	3,029,206	368,502	454,666	1,219,277	25,031,754
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	13,729,997	841,262	1,957,207	(224,468)	1,914,275	10,716	—	571,926	14,303,859
AVIP Bond Portfolio	(a)	6,864,999	1,103,505	953,582	(132,754)	269,762	241,477	—	413,885	7,151,930
AVIP Federated Core Plus Bond Portfolio	(a)	10,297,498	1,683,724	1,429,614	(55,144)	231,430	316,066	—	1,163,546	10,727,894
AVIP Federated High Income Bond Portfolio	(a)	3,432,499	592,067	477,438	4,665	24,172	203,938	—	186,248	3,575,965
AVIP Nasdaq-100® Index Portfolio	(a)	10,297,498	2,889,394	2,310,451	(868,057)	719,510	50,758	1,996,260	634,036	10,727,894
AVIP S&P 500® Index Portfolio	(a)	65,217,487	6,278,541	11,333,978	3,192,642	4,588,639	764,068	4,491,596	1,560,122	67,943,331
AVIP S&P MidCap 400® Index Portfolio	(a)	48,054,991	7,475,712	5,637,271	1,107,546	2,638,494	632,293	1,768,322	2,426,028	53,639,472
Fidelity Advisor® Real Estate I	(b)	3,432,499	407,385	4,294,714	14,568	440,262	30,364	—	—	—
Total Open-End Mutual Funds					$1,827,624	$28,597,376	$4,105,397	$9,937,098		$296,805,079

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2024.

(b)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment met the definition of “affiliated person” at a point in time during the nine-month period ended September 30, 2024, as the Portfolio directly or indirectly owned, controlled, or held with power to vote 5 percent or more of the outstanding voting securities of the holding.

The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments
September 30, 2024 (Unaudited)
(1)Organization
AuguStarSM Variable Insurance Products Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act").  The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The Fund consists of twenty-five separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:
◼
AVIP Bond Portfolio – High level of income and opportunity for capital appreciation consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in corporate debt securities.
◼
AVIP BlackRock Balanced Allocation Portfolio – High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.
◼
AVIP BlackRock Advantage International Equity Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (Net - USD).
◼
AVIP Fidelity Institutional AM® Equity Growth Portfolio – Capital appreciation by investing in common stocks of companies of any market capitalization that have above-average growth potential.
◼
AVIP AB Small Cap Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of smaller capitalization companies with market capitalizations at the time of investment that fall within the lowest 20% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million).
◼
AVIP AB Mid Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-capitalization companies with public stock market capitalization at the time of investment that are within the range of market capitalizations of the companies constituting the Russell Midcap® Index.
◼
AVIP S&P 500® Index Portfolio – Total return approximating that of the Standard & Poor's 500® Index (S&P 500® Index), at a risk level consistent with that of the S&P 500® Index by investing, under normal circumstances, more than 80% of its net assets in common stock and other securities of companies that are included in the S&P 500® Index.
◼
AVIP BlackRock Advantage Large Cap Value Portfolio – Growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Value Index for the previous twelve months.
◼
AVIP Federated High Income Bond Portfolio – High current income by investing, under normal circumstances, at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated BB or lower by Standard & Poor’s or Fitch, or Ba or lower by Moody's.
◼
AVIP Nasdaq-100® Index Portfolio – Long-term growth of capital by investing, under normal circumstances, more than 80% of its net assets in the common stocks of companies that are included in the Nasdaq-100® Index.
◼
AVIP BlackRock Advantage Large Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.
◼
AVIP BlackRock Advantage Small Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of small capitalization companies with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Index for the previous twelve months.
◼
AVIP S&P MidCap 400® Index Portfolio – Total return approximating that of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index by investing, under normal circumstances, more than 80% of its net assets in the common stock and other securities included in the S&P MidCap 400® Index.
◼
AVIP BlackRock Advantage Large Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Growth Index for the previous twelve months.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2024 (Unaudited)
◼
AVIP AB Risk Managed Balanced Portfolio – Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.
◼
AVIP Federated Core Plus Bond Portfolio – Total return by investing, under normal circumstances, at least 80% of its net assets in fixed-income investments, primarily U.S. dollar denominated, investment-grade, fixed income securities. Investment-grade, fixed income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (“NRSRO”).
◼
AVIP Intech U.S. Low Volatility Portfolio – Capital appreciation by investing, under normal circumstances, at least 80% of its net assets in U.S. common stocks of companies included in the S&P 500® Index. Those stocks are selected by a mathematical investment process which seeks to achieve returns similar to those of the S&P 500® Index over the long-term with lower absolute volatility.
◼
AVIP AB Relative Value Portfolio – Long-term growth of capital by investing primarily in the equity securities of U.S. companies that the Portfolio's sub-adviser believes are trading at attractive valuations and that have strong or improving business models.
◼
AVIP iShares Managed Risk Balanced Portfolio1 – Income and capital appreciation by investing in underlying exchange traded funds ("ETFs") and futures.  Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio invests a minimum of 25% of its assets in equity investments and a minimum of 25% of its assets in fixed income investments.
◼
AVIP iShares Managed Risk Moderate Growth Portfolio1 – Income and capital appreciation by investing in underlying exchange traded funds (“ETFs”) and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio expects to allocate 65% of its assets in equity investments and 35% of its assets in fixed income investments.
◼
AVIP iShares Managed Risk Growth Portfolio1 – Income and capital appreciation by investing in underlying exchange traded funds (“ETFs”) and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio expects to allocate 85% of its assets in equity investments and 15% of its assets in fixed income investments.
◼
AVIP Moderately Conservative Model Portfolio2 – Current income and moderate growth of capital with a greater emphasis on current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 20-40%, International Equity 5-20%, and Fixed Income 30-70%.
◼
AVIP Balanced Model Portfolio2 – A balance between growth of capital and current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 25-50%, International Equity 10-25%, and Fixed Income 25-50%.
◼
AVIP Moderate Growth Model Portfolio2 – Growth of capital and moderate current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 40-60%, International Equity 15-35%, and Fixed Income 10-30%.
◼
AVIP Growth Model Portfolio2 – Growth of capital and some current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 50-80%, International Equity 15-45%, and Fixed Income 0-15%.

1
Collectively, the "AVIP iShares Managed Risk Portfolios".
2
Collectively, the "AVIP Model Portfolios".
Each of the AVIP iShares Managed Risk Portfolios and AVIP Model Portfolios are a “Fund of Funds”, which means each Portfolio invests primarily in other open-end mutual funds or exchange traded funds (“ETFs”).  Those underlying mutual funds or ETFs invest in stocks, bonds, and other securities that are consistently recorded at fair value, but involve varying amounts of potential investment risk and reward.  The portfolio management team of each of those Portfolios periodically adjusts the investment allocation to allow the Portfolio to achieve its investment objective.
Additional detail regarding Portfolio-specific objectives, policies, and investment strategies is provided in the Prospectuses and Statements of Additional Information of the Fund.  There are no assurances that these objectives will be met.  Each Portfolio, except the AVIP Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2024 (Unaudited)
The Fund issues its shares to separate accounts of AuguStarSM Life Insurance Company ("ALIC"), AuguStarSM Life Assurance Corporation ("ALAC"), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund.  In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.
ALIC and NSLA, at present, do not market or issue variable annuities. ALIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.
Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1.  Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.
The Fund is authorized to issue 1.55 billion of its capital shares.  Of this total, shares authorized have been allocated to specific Portfolios of the Fund as follows:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
AVIP Bond	22,000,000	AVIP BlackRock Advantage Large Cap Growth	82,000,000
AVIP BlackRock Balanced Allocation	20,000,000	AVIP AB Risk Managed Balanced	170,000,000
AVIP BlackRock Advantage International Equity	35,000,000	AVIP Federated Core Plus Bond	115,000,000
AVIP Fidelity Institutional AM® Equity Growth	134,000,000	AVIP Intech U.S. Low Volatility	105,000,000
AVIP AB Small Cap	17,000,000	AVIP AB Relative Value	20,000,000
AVIP AB Mid Cap Core	6,000,000	AVIP iShares Managed Risk Balanced	123,000,000
AVIP S&P 500® Index	50,000,000	AVIP iShares Managed Risk Moderate Growth	70,000,000
AVIP BlackRock Advantage Large Cap Value	21,000,000	AVIP iShares Managed Risk Growth	65,000,000
AVIP Federated High Income Bond	13,000,000	AVIP Moderately Conservative Model	28,000,000
AVIP Nasdaq-100® Index	27,000,000	AVIP Balanced Model	107,000,000
AVIP BlackRock Advantage Large Cap Core	19,000,000	AVIP Moderate Growth Model	200,000,000
AVIP BlackRock Advantage Small Cap Growth	12,000,000	AVIP Growth Model	48,000,000
AVIP S&P MidCap 400® Index	41,000,000
The Fund's Board of Directors (the "Board") periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss to the Fund is expected to be remote.
Effective August 16, 2024, the Fund instituted a reverse share split, whereby shareholders of the AVIP Fidelity Institutional AM® Equity Growth Portfolio received one share for every ten Portfolio shares previously held.  The effect of the reverse share split decreased the number of the Portfolio’s outstanding shares along with a corresponding increase in the Portfolio's net asset value (“NAV”) per share.  The reverse split did not alter the net assets nor the shareholder rights of the Portfolio.
(2)Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Cash Balance Credit Risk
The Fund may place portions of its uninvested cash with financial institutions in the United States, which are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 for each account holder. The Fund may be subject to credit risk to the extent amounts on deposit are in excess of the insured limits.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2024 (Unaudited)
Security Valuation
The Board has adopted policies for the valuation of the Fund’s securities, which include guidelines for valuation when active market quotations are not readily available.  The Board has designated authority to the Fund’s adviser, Constellation Investments, Inc. (“CINV”) (formerly Ohio National Investments, Inc.) to apply those guidelines in the determination of fair value, subject to oversight by the Board.
The Portfolios are valued each day the New York Stock Exchange ("NYSE") is open for unrestricted trading.  The Portfolios' investments are valued as follows:
Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).  If, on a particular day, a domestic equity security does not trade, or otherwise cannot be priced by independent pricing services, then a broker quotation as of the end of the current trading session, the evaluated mean between the bid and ask prices, as reported by an approved independent pricing source, or a previous last trade price may be used when appropriate.
Over-the-counter traded American Depositary Receipts ("ADRs") may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.
Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.
Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.
Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).
Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.
Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available at 4:00 pm Eastern Time (normal trading sessions) each day that the NYSE is open for trading and net asset values are calculated for the Portfolios. Multiple factors may be considered in performing this valuation, including U.S. intraday market and sector returns, currency valuations, and pricing of related depository receipts, exchange traded funds, and futures.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by management of the Fund and the results of testing are reported to the Board. Prior results have indicated that these procedures have been effective in reaching pre-determined valuation objectives.
Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board or its designee. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, and other asset-backed instruments are not actively traded on a daily basis.  As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations of value that the holders of securities would receive in an orderly transaction under current market conditions.  The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news.
Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche.  The last trade or last evaluated bid may be used if an evaluated bid price is not available.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2024 (Unaudited)
Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.
Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by CINV's Pricing Committee, which is subjected to oversight by the Board.
U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority). If there are no reported trades for a trading session, the evaluated composite-basis bid price or other method will be used for valuation purposes.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.
Pricing inputs used in the determination of investment values are categorized according to a three-tier hierarchy framework.  The hierarchy is summarized in three broad levels:
Level 1:   Quoted prices in active markets for identical securities.
Level 2:   Other significant observable inputs, including quoted prices for similar securities, interest rates,   prepayment speeds, credit risk, etc.
Level 3:   Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of September 30, 2024:
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Bond	Corporate Bonds***	$—	$226,719,333	$—
	U.S. Treasury Obligations	—	22,153,438	—
	Asset-Backed Securities***	—	4,553,213	—
		$ —	$253,425,984	$ —
AVIP BlackRock Balanced Allocation	Common Stocks***	$285,803,747	$—	$—
	Corporate Bonds***	—	113,154,479	—
	U.S. Treasury Obligations	—	7,348,828	—
	Asset-Backed Securities***	—	2,174,085	—
		$285,803,747	$122,677,392	$ —
	Long Futures Contracts	$69,146	$—	$—
AVIP BlackRock Advantage International Equity	Common Stocks***	$—	$357,355,462	$—
	Long Futures Contracts	$72,438	$—	$—
AVIP Fidelity Institutional AM® Equity Growth	Common Stocks***	$120,959,618	$5,990,497	$—
AVIP AB Small Cap	Common Stocks***	$117,412,142	$—	$—
	Exchange Traded Funds	421,875	—	—
		$117,834,017	$ —	$ —
AVIP AB Mid Cap Core	Common Stocks***	$80,665,608	$—	$—
	Exchange Traded Funds	175,310	—	—
		$80,840,918	$ —	$ —

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2024 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP S&P 500® Index	Common Stocks***	$1,246,388,483	$—	$—
	U.S. Treasury Obligations	—	347,705	—
		$1,246,388,483	$347,705	$ —
	Long Futures Contracts	$32,058	$—	$—
AVIP BlackRock Advantage Large Cap Value	Common Stocks***	$201,062,355	$—	$—
	Long Futures Contracts	$64,390	$—	$—
AVIP Federated High Income Bond	Corporate Bonds***	$—	$126,231,303	$—
AVIP Nasdaq-100® Index	Common Stocks***	$269,349,390	$—	$—
	U.S. Treasury Obligations	—	100,338	—
		$269,349,390	$100,338	$ —
	Long Futures Contracts	$34,459	$—	$—
AVIP BlackRock Advantage Large Cap Core	Common Stocks***	$339,705,041	$—	$—
	Long Futures Contracts	$88,544	$—	$—
AVIP BlackRock Advantage Small Cap Growth	Common Stocks***	$139,370,627	$—	$—
	Rights***	—	4,950	—
		$139,370,627	$4,950	$ —
	Long Futures Contracts	$23,681	$—	$—
AVIP S&P MidCap 400® Index	Common Stocks***	$573,574,448	$—	$—
	U.S. Treasury Obligations	—	213,591	—
		$573,574,448	$213,591	$ —
	Long Futures Contracts	$5,539	$—	$—
AVIP BlackRock Advantage Large Cap Growth	Common Stocks***	$475,604,748	$—	$—
	Long Futures Contracts	$137,377	$—	$—
AVIP AB Risk Managed Balanced	Common Stocks***	$679,345,456	$—	$—
	U.S. Treasury Obligations	—	228,019,441	—
	Corporate Bonds***	—	188,760,317	—
	Purchased Options	60,052,890	44,677,610	—
	Asset-Backed / Mortgage-Backed Securities***	—	85,289,452	—
	U.S. Government Agency Mortgage-Backed Securities	—	21,562,092	—
	Sovereign Debt Issues	—	1,778,786	—
	Preferred Securities***	—	1,397,812	—
	Taxable Municipal Bonds	—	404,105	—
	Rights***	—	4,444	—
	Money Market Funds	38,634,656	—	—
		$778,033,002	$571,894,059	$ —
	Long Futures Contracts	$1,273,798	$—	$—

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2024 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Federated Core Plus Bond	U.S. Treasury Obligations	$—	$181,652,420	$—
	Corporate Bonds***	—	163,184,030	—
	U.S. Government Agency Mortgage-Backed Securities	—	147,910,786	—
	Investment Companies	50,788,141	—	—
	Asset-Backed / Mortgage-Backed Securities***	—	15,534,765	—
	Sovereign Debt Issues	—	1,223,966	—
		$50,788,141	$509,505,967	$ —
	Long Futures Contracts	$(23,034)	$—	$—
	Short Futures Contracts	$110,340	$—	$—
AVIP Intech U.S. Low Volatility	Common Stocks***	$667,266,382	$—	$—
AVIP AB Relative Value	Common Stocks***	$124,493,054	$—	$—
AVIP iShares Managed Risk Balanced	Exchange Traded Funds	$556,305,602	$—	$—
	Long Futures Contracts	$2,413,762	$—	$—
	Short Futures Contracts	$278,291	$—	$—
AVIP iShares Managed Risk Moderate Growth	Exchange Traded Funds	$485,330,478	$—	$—
	Long Futures Contracts	$1,743,811	$—	$—
	Short Futures Contracts	$229,341	$—	$—
AVIP iShares Managed Risk Growth	Exchange Traded Funds	$446,787,930	$—	$—
	Long Futures Contracts	$1,735,401	$—	$—
	Short Futures Contracts	$204,311	$—	$—
AVIP Moderately Conservative Model	Open-End Mutual Funds	$191,505,853	$—	$—
AVIP Balanced Model	Open-End Mutual Funds	$767,845,742	$—	$—
AVIP Moderate Growth Model	Open-End Mutual Funds	$1,473,625,902	$—	$—
AVIP Growth Model	Open-End Mutual Funds	$358,003,655	$—	$—

***	Each of the Portfolio's Schedule of Investments includes detailed industry descriptions.
Foreign Securities and Currency
The books and records of the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are determined daily at 4:00 pm Eastern Time for normal trading sessions.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.
The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.
All Portfolios of the Fund may invest in securities of foreign issuers. The AVIP BlackRock Advantage International Equity Portfolio may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2024 (Unaudited)
domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.
Restricted Securities
Restricted securities are typically those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.
Investment Transactions and Related Income
For financial reporting purposes, investment transactions are accounted for on a trade date (T+0) basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date (T+1), in accordance with Rule 2a-4 of the 40 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.
Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends.
Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount using the interest method.  The period of amortization or accretion extends from the purchase date to the maturity date, except for securities that are purchased at a premium and have explicit, noncontingent call features, whereby the securities are callable at fixed prices and on pre-determined dates.  The premium amounts related to those securities are generally amortized to the earliest call date. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.  Payments received for interest-only mortgage-backed securities are included in interest income. Because no principal is received at the maturity of an interest-only security, adjustments are made to the cost of the security until maturity. These adjustments are also included in interest income on the Statements of Operations.
Distributions to Shareholders and Federal Taxes
The Fund may satisfy its distribution requirements, as required for each of the Portfolios to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code by using consent dividends or cash distributions.  Consent dividends, when authorized, become taxable to the Fund's shareholders as if they were paid in cash.  The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.  As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or accrued. The Board's intent is that the Fund will not initiate any realized gain distributions until any applicable capital loss carryforwards have been offset.
The character of ordinary income distributions, realized capital gains distributions, and return of capital, if any, are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.
The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.  Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland.  The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2024 (Unaudited)
Expense Allocation
Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.
Foreign Withholding Taxes
Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally withheld based on income earned.  These Portfolios accrue such taxes as the related income is earned.
TBA Commitments
To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term, and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold decreases or increases, respectively, prior to settlement date.
Mortgage Dollar Rolls
A Portfolio may enter into a mortgage dollar roll (“MDR”) transaction in which the Portfolio agrees to both sell and purchase a similar, but not identical, TBA mortgage-backed security with the same issuer, rate, and term on a later date at a set price. MDRs are treated as purchases and sales, which may have the effect of increasing portfolio turnover rates, and result in realized gains and losses based on the agreed-upon fixed prices.
Transition of LIBOR-linked Reference Rates
Certain Portfolios have fixed income instruments that transitioned from using reference rates that were directly or indirectly linked to a U.S. Dollar London Interbank Offered Rate (“LIBOR”) setting to determine payment obligations, financing terms, or investment values.  The Portfolios may also have fixed income instruments with current fixed rates in which future scheduled variable rates are derived from a LIBOR rate that has yet to be transitioned by the issuer to an alternative representative reference rate.  Not all instruments may have alternative rate-setting provisions and some uncertainty remains regarding the willingness and ability of issuers to add future alternative rate-setting provisions. Parties to instruments that utilized LIBOR rates may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty that could impact future performance and valuation of affected instruments.
Subsequent Events
At meetings held on May 16, 2024 and July 1, 2024, the Board, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fund approved the continuation of the Investment Advisory Agreement with CINV, with respect to the AVIP AB Risk Managed Balanced Portfolio, AVIP iShares Managed Risk Balanced Portfolio, AVIP iShares Managed Risk Moderate Growth Portfolio, and AVIP iShares Managed Risk Growth Portfolio, as well as the termination of the sub-advisory agreements between CINV and Alliance Bernstein, L.P, sub-adviser to the AVIP AB Risk Managed Balanced Portfolio, and BlackRock Investment Management, LLC, sub-adviser to the AVIP iShares Managed Risk Balanced Portfolio, AVIP iShares Managed Risk Moderate Growth Portfolio, and AVIP iShares Managed Risk Growth Portfolio.  Effective November 25, 2024, CINV assumed the day-to-day portfolio management of those four Portfolios and the investment strategies of those Portfolios were revised as a result.  Furthermore, on the same date, the names of the Portfolios were changed to AVIP Constellation Dynamic Risk Balanced Portfolio, AVIP Constellation Managed Risk Balanced Portfolio,  AVIP Constellation Managed Risk Moderate Growth Portfolio, and AVIP Constellation Managed Risk Growth Portfolio, respectively.  The advisory fee breakpoints related to those Portfolios did not change.
Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2024 (Unaudited)
(3)Financial Instruments
The Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investment objectives.  These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.
Options
A Portfolio may buy call and put options. In purchasing call options, a Portfolio pays the seller of the call option a premium for the right of the Portfolio to buy the underlying securities from the seller at a specified exercise price prior to the expiration of the option.  In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. In order to terminate its position as the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the sale of an option on the same underlying securities and having the same exercise price and expiration date as the option previously purchased by the Portfolio.
When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.
The AVIP AB Risk Managed Balanced Portfolio held purchased call and put options associated with the S&P 500® Index or related exchange traded fund during the nine-month period ended September 30, 2024.  These instruments were used by the Risk Management Component of the Portfolio to provide for the Portfolio’s stated risk management strategy.
Purchased options are non-income producing securities.
Futures Contracts
A Portfolio may buy or sell futures contracts relating to stock indices, foreign currencies, or interest rates.  Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange.  Futures contracts may be based on broad-based stock indices such as the S&P 500® Index or on narrow-based stock indices.  A particular index will be selected pursuant to the investment strategy for the particular Portfolio.  Foreign currency futures contracts are contracts traded on commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the value of a stated foreign currency in relation to the U.S. dollar, or other currency, on the last day of the contract and the relative value of those currencies on the date of executing the contract.  Foreign currency futures may be valued by exchange rates that are based on the relative value of a variety of foreign currencies.  An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market.
The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2024 (Unaudited)
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of a bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. CINV and the sub-advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business.
Portions of certain Portfolios’ securities and cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at September 30, 2024 as collateral for the Portfolios’ futures contracts.  The futures contracts, except those held by the AVIP AB Risk Managed Balanced, AVIP Federated Core Plus Bond, and AVIP iShares Managed Risk Portfolios, were used for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. For the AVIP AB Risk Managed Balanced and AVIP iShares Managed Risk Portfolios, futures contracts were used to provide for the Portfolios' respective stated risk management strategies. For the AVIP Federated Core Plus Bond Portfolio, futures contracts were used to manage total exposure to underlying investments, to manage interest rate risk, or to otherwise execute the Portfolio's stated investment strategy.  There were other futures contracts executed and closed in the Portfolios during the nine-month period ended September 30, 2024.  Those contracts were executed for similar purposes as the contracts outstanding at September 30, 2024.
(4)Federal Income Tax Information
The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at September 30, 2024 for federal income tax purposes.
	AVIP Bond	AVIP BlackRock Balanced Allocation	AVIP BlackRock Advantage International Equity	AVIP Fidelity Institutional AM® Equity Growth	AVIP AB Small Cap	AVIP AB Mid Cap Core
Gross unrealized:
Appreciation	$3,096,236	$76,621,903	$48,996,180	$28,918,424	$22,766,410	$14,176,265
Depreciation	(13,985,628)	(14,587,506)	(10,475,643)	(2,469,552)	(10,915,339)	(7,221,359)
Net unrealized appreciation (depreciation)	$(10,889,392)	$62,034,397	$38,520,537	$26,448,872	$11,851,071	$6,954,906
Aggregate cost of investments:	$264,315,376	$346,515,888	$318,907,363	$100,501,243	$105,982,946	$73,886,012

	AVIP S&P 500® Index	AVIP BlackRock Advantage Large Cap Value	AVIP Federated High Income Bond	AVIP Nasdaq-100® Index	AVIP BlackRock Advantage Large Cap Core	AVIP BlackRock Advantage Small Cap Growth
Gross unrealized:
Appreciation	$592,905,163	$30,559,784	$2,175,964	$122,854,648	$91,005,851	$32,807,987
Depreciation	(35,370,911)	(5,207,071)	(3,786,246)	(7,450,039)	(4,791,519)	(25,082,979)
Net unrealized appreciation (depreciation)	$557,534,252	$25,352,713	$(1,610,282)	$115,404,609	$86,214,332	$7,725,008
Aggregate cost of investments:	$689,233,994	$175,774,032	$127,841,585	$154,079,578	$253,579,253	$131,674,250

	AVIP S&P MidCap 400® Index	AVIP BlackRock Advantage Large Cap Growth	AVIP AB Risk Managed Balanced	AVIP Federated Core Plus Bond	AVIP Intech U.S. Low Volatility	AVIP AB Relative Value
Gross unrealized:
Appreciation	$124,803,367	$97,655,421	$225,074,372	$7,799,042	$123,920,835	$22,508,375
Depreciation	(31,603,360)	(5,296,577)	(73,148,669)	(32,907,511)	(13,370,030)	(2,019,705)
Net unrealized appreciation (depreciation)	$93,200,007	$92,358,844	$151,925,703	$(25,108,469)	$110,550,805	$20,488,670
Aggregate cost of investments:	$480,593,571	$383,383,281	$1,199,275,156	$585,489,883	$556,715,577	$104,004,384

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2024 (Unaudited)

	AVIP iShares Managed Risk Balanced	AVIP iShares Managed Risk Moderate Growth	AVIP iShares Managed Risk Growth	AVIP Moderately Conservative Model	AVIP Balanced Model	AVIP Moderate Growth Model
Gross unrealized:
Appreciation	$84,578,524	$116,876,344	$129,004,615	$11,098,797	$73,778,446	$177,399,229
Depreciation	(9,447,040)	(704,970)	(2,132,255)	(5,916,018)	(12,947,115)	(8,688,937)
Net unrealized appreciation (depreciation)	$75,131,484	$116,171,374	$126,872,360	$5,182,779	$60,831,331	$168,710,292
Aggregate cost of investments:	$483,866,171	$371,132,256	$321,855,282	$186,323,074	$707,014,411	$1,304,915,610

AVIP Growth Model
Gross unrealized:
Appreciation	$48,723,199
Depreciation	(531,983)
Net unrealized appreciation (depreciation)	$48,191,216
Aggregate cost of investments:	$309,812,439